UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

GE INVESTMENTS FUNDS, INC.

(Exact name of registrant as specified in charter)

1600 Summer Street

Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

GE Asset Management, Inc.

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

Item 1.	Reports to Stockholders

GE Investments Funds, Inc.

U.S. Equity Fund

Semi-Annual Report

June 30, 2015

GE Investments Funds, Inc.

U.S. Equity Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

U.S. Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments U.S. Equity Fund (“the Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks.

Sector Allocation

as a % of Investments of $34,346 (in thousands) on June 30, 2015 (a)(b)

Top Ten Largest Holdings

as of June 30, 2015 (as a % of Investments) (a)(b)

Allergan PLC	3.27%

JPMorgan Chase & Co.	2.88%

Apple Inc.	2.83%

Amgen Inc.	2.65%

QUALCOMM Inc.	2.22%

Cisco Systems Inc.	2.07%

CVS Health Corp.	1.93%

Gilead Sciences Inc.	1.91%

American International Group Inc.	1.84%

PepsiCo Inc.	1.83%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

U.S. Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2015 – June 30, 2015

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,008.30	3.78
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,021.03	3.81

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.76% (for the period January 1, 2015 - June 30, 2015), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

U.S. Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

U.S. Equity Fund

	Number of Shares	Fair Value
Common Stock — 96.9%†

Aerospace & Defense — 4.5%

General Dynamics Corp.	3,382	$479,196
Hexcel Corp.	6,044	300,628
Honeywell International Inc.	5,771	588,469
The Boeing Co.	1,353	187,688
		1,555,981

Agricultural Products — 1.2%

Archer-Daniels-Midland Co.	8,318	401,094

Air Freight & Logistics — 0.4%

United Parcel Service Inc., Class B	1,295	125,498

Airlines — 0.8%

Delta Air Lines Inc.	6,333	260,160

Application Software — 0.7%

Intuit Inc.	2,446	246,483

Asset Management & Custody Banks — 4.6%

Ameriprise Financial Inc.	3,986	497,971
Invesco Ltd.	14,017	525,497
State Street Corp.	7,167	551,859	(a)
		1,575,327

Auto Parts & Equipment — 1.0%

BorgWarner Inc.	2,160	122,775
Delphi Automotive PLC	2,591	220,468
		343,243

Automobile Manufacturers — 0.6%

Ford Motor Co.	14,391	216,009

Automotive Retail — 0.6%

Advance Auto Parts Inc.	1,295	206,281

Biotechnology — 5.4%

Alexion Pharmaceuticals Inc.	1,611	291,220	(b)
Amgen Inc.	5,929	910,220
Gilead Sciences Inc.	5,599	655,531
		1,856,971

Broadcasting — 0.7%

CBS Corp., Class B	1,871	103,840
Discovery Communications Inc., Class C	4,547	141,321	(b)
		245,161

	Number of Shares	Fair Value

Cable & Satellite — 4.0%

Comcast Corp., Class A	10,146	$610,180
Comcast Corp., Special Class A	5,756	345,015
Liberty Global PLC, Class C	8,202	415,267	(b)
		1,370,462

Casinos & Gaming — 0.4%

Las Vegas Sands Corp.	2,389	125,590

Communications Equipment — 4.3%

Cisco Systems Inc.	25,904	711,324
QUALCOMM Inc.	12,191	763,522
		1,474,846

Consumer Finance — 0.6%

Discover Financial Services	3,743	215,672

Data Processing & Outsourced Services — 1.2%

Visa Inc., Class A	6,332	425,194

Diversified Banks — 6.0%

Bank of America Corp.	12,954	220,477
Citigroup Inc.	8,348	461,144
JPMorgan Chase & Co.	14,607	989,770
Wells Fargo & Co.	6,907	388,450
		2,059,841

Drug Retail — 1.9%

CVS Health Corp.	6,332	664,100

Electric Utilities — 0.5%

NextEra Energy Inc.	1,626	159,397

Electrical Components & Equipment — 0.5%

Rockwell Automation Inc.	1,397	174,122

Fertilizers & Agricultural Chemicals — 0.9%

Monsanto Co.	3,022	322,115

General Merchandise Stores — 2.8%

Dollar General Corp.	5,900	458,666
Target Corp.	6,043	493,290
		951,956

Healthcare Distributors — 0.7%

Cardinal Health Inc.	2,734	228,699

Healthcare Equipment — 4.3%

Abbott Laboratories	6,476	317,842
Boston Scientific Corp.	26,479	468,678	(b)
Medtronic PLC	7,860	582,426
Stryker Corp.	1,238	118,316
		1,487,262

See Notes to Schedules of Investments and Notes to Financial Statements.

3

U.S. Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value

Healthcare Supplies — 0.7%

The Cooper Companies Inc.	1,323	$235,454

Home Improvement Retail — 1.7%

Lowe’s Companies Inc.	8,850	592,684

Independent Power Producers & Energy Traders — 0.5%

Calpine Corp.	4,860	87,432	(b)
NRG Energy Inc.	3,906	89,369
		176,801

Industrial Machinery — 0.9%

Ingersoll-Rand PLC	4,679	315,458

Integrated Oil & Gas — 3.2%

Cenovus Energy Inc.	12,088	193,529
Exxon Mobil Corp.	7,051	586,643
Occidental Petroleum Corp.	4,117	320,179
		1,100,351

Integrated Telecommunication Services — 0.6%

Verizon Communications Inc.	4,029	187,792

Internet Retail — 1.1%

Amazon.com Inc.	835	362,465	(b)

Internet Software & Services — 5.0%

Baidu Inc. ADR	1,813	360,932	(b)
eBay Inc.	5,901	355,476	(b)
Facebook Inc., Class A	2,159	185,167	(b)
Google Inc., Class A	590	318,624	(b)
Google Inc., Class C	720	374,767	(b)
LinkedIn Corp., Class A	634	131,003	(b)
		1,725,969

Investment Banking & Brokerage — 0.9%

The Charles Schwab Corp.	9,498	310,110

Life & Health Insurance — 0.5%

Lincoln National Corp.	2,879	170,494

Life Sciences Tools & Services — 0.2%

PerkinElmer Inc.	1,583	83,329

Movies & Entertainment — 2.4%

The Walt Disney Co.	2,648	302,243
Time Warner Inc.	5,972	522,012
		824,255

Multi-Line Insurance — 3.2%

American International Group Inc.	10,218	631,677
The Hartford Financial Services Group Inc.	11,081	460,637
		1,092,314

	Number of Shares	Fair Value

Oil & Gas Equipment & Services — 2.1%

FMC Technologies Inc.	2,592	$107,542	(b)
Schlumberger Ltd.	7,194	620,051
		727,593

Oil & Gas Exploration & Production — 1.5%

Hess Corp.	6,045	404,290
Marathon Oil Corp.	4,174	110,778
		515,068

Packaged Foods & Meats — 1.2%

Mondelez International Inc., Class A	10,218	420,369

Paper Packaging — 0.1%

Packaging Corporation of America	576	35,994

Personal Products — 0.4%

Edgewell Personal Care Co.	936	123,131

Pharmaceuticals — 7.0%

Allergan PLC	3,699	1,122,498	(b)
Johnson & Johnson	1,439	140,245
Merck & Company Inc.	10,334	588,315
Pfizer Inc.	16,837	564,545
		2,415,603

Railroads — 0.3%

CSX Corp.	3,598	117,475

Research & Consulting Services — 1.4%

Nielsen N.V.	10,362	463,907

Semiconductor Equipment — 1.0%

Applied Materials Inc.	18,284	351,418

Soft Drinks — 1.8%

PepsiCo Inc.	6,749	629,952

Specialized Finance — 2.1%

CME Group Inc.	4,289	399,134
McGraw Hill Financial Inc.	3,166	318,025
		717,159

Specialized REITs — 1.4%

American Tower Corp.	5,325	496,769

Specialty Stores — 0.5%

Dick’s Sporting Goods Inc.	3,165	163,852

Systems Software — 0.9%

Microsoft Corp.	1,439	63,532
Oracle Corp.	5,756	231,967
		295,499

See Notes to Schedules of Investments and Notes to Financial Statements.

4

U.S. Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value

Technology Hardware, Storage & Peripherals — 5.1%

Apple Inc.	7,742	$971,040
EMC Corp.	5,459	144,063
Hewlett-Packard Co.	10,360	310,904
Western Digital Corp.	3,931	308,269
		1,734,276

Trading Companies & Distributors — 0.6%

United Rentals Inc.	2,305	201,964	(b)

Total Common Stock (Cost $26,742,821)		33,278,969

Exchange Traded Funds — 1.2%
Financial Select Sector SPDR Fund	3,474	84,696	(d)
Industrial Select Sector SPDR Fund	5,971	322,792	(d)

Total Exchange Traded Funds (Cost $234,527)		407,488

Total Investments in Securities (Cost $26,977,348)		33,686,457

Short-Term Investments — 1.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $659,470)		659,470	(c,d,e)

Total Investments (Cost $27,636,818)		34,345,927

Liabilities in Excess of Other Assets, net — (0.0)%*		(10,479)

NET ASSETS — 100.0%		$34,335,448

Other Information:

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2015	1	$102,720	$(1,729)

See Notes to Schedules of Investments and Notes to Financial Statements.

5

Notes to Schedule of Investments	June 30, 2015 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At June 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2015.

*	Less than 0.05%.

Abbreviations:

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

SPDR	— Standard and Poor’s Depositary Receipt

6

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/15†		12/31/14		12/31/13		12/31/12		12/31/11		12/31/10
Inception date	—		—		—		—		—		1/3/95
Net asset value, beginning of period	$48.44		$46.63		$35.14		$30.74		$31.92		$29.23
Income/(loss) from investment operations:
Net investment income	0.24		0.50		0.42		0.45		0.24		0.28	*
Net realized and unrealized gains/(losses) on investments	0.16		5.48		11.49		4.40		(1.17)		2.72
Total income/(loss) from investment operations	0.40		5.98		11.91		4.85		(0.93)		3.00
Less distributions from:
Net investment income	—		0.46		0.42		0.45		0.25		0.31
Net realized gains	—		3.71		—		—		—		—
Total distributions	—		4.17		0.42		0.45		0.25		0.31
Net asset value, end of period	$48.84		$48.44		$46.63		$35.14		$30.74		$31.92
TOTAL RETURN (a)	0.83%		12.77%		33.91%		15.80%		(2.91)%		10.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$34,335		$35,178		$34,234		$29,924		$30,940		$38,305
Ratios to average net assets:
Net expenses	0.76%	**	0.77%	(b)	0.80%	(b)	0.80%	(b)	0.89%	(b)	0.69%	(b)
Gross expenses	0.76%	**	0.77%		0.80%		0.81%		0.90%		0.69%
Net investment income	0.95%	**	0.99%		0.95%		1.22%		0.70%		0.96%
Portfolio turnover rate	17%		43%		40%		66%		39%		42%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities June 30, 2015	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $26,977,348)	$33,686,457
Short-term investments, at Amortized Cost	659,470
Cash	3,576
Restricted cash	47,600
Receivable for investments sold	241,420
Income receivables	37,404
Receivable for fund shares sold	343
Variation margin receivable	195
Other assets	941
Total assets	34,677,406
LIABILITIES
Payable for investments purchased	207,857
Payable for fund shares redeemed	78,043
Payable to GEAM	15,960
Accrued other expenses	40,098
Total liabilities	341,958
NET ASSETS	$34,335,448
NET ASSETS CONSIST OF:
Capital paid in	$25,503,089
Undistributed (distributions in excess of) net investment income	169,470
Accumulated net realized gain	1,955,509
Net unrealized appreciation (depreciation) on:
Investments	6,709,109
Futures	(1,729)
NET ASSETS	$34,335,448

Shares outstanding ($0.01 par value; unlimited shares authorized)	703,009
Net asset value per share	$48.84

The accompanying Notes are an integral part of these financial statements.

8

Statement of Operations For the period ended June 30, 2015	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$299,696
Interest	29
Less: Foreign taxes withheld	(1,611)
Total income	298,114
Expenses
Advisory and administration fees	96,222
Directors’ fees	817
Custody and accounting expenses	17,794
Professional fees	9,263
Other expenses	7,931
Total Expenses	132,027
Net investment income	$166,087
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$1,544,249
Futures	(5,896)
Foreign currency transactions	(10)

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(1,415,695)
Futures	(4,548)
Net realized and unrealized gain (loss) on investments	118,100
Net increase in net assets resulting from operations	$284,187

The accompanying Notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015*	Year Ended December 31, 2014

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$166,087	$339,453
Net realized gain (loss) on investments, futures and foreign currency transactions	1,538,343	3,904,402
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(1,420,243)	(153,109)
Net increase (decrease) from operations	284,187	4,090,746
Distributions to shareholders from:
Net investment income	—	(312,712)
Net realized gains	—	(2,498,162)
Total distributions	—	(2,810,874)
Increase (decrease) in assets from operations and distributions	284,187	1,279,872
Share transactions:
Proceeds from sale of shares	706,228	2,312,246
Value of distributions reinvested	—	2,810,874
Cost of shares redeemed	(1,833,193)	(5,459,109)
Net increase (decrease) from share transactions	(1,126,965)	(335,989)
Total increase (decrease) in net assets	(842,778)	943,883

NET ASSETS
Beginning of period	35,178,226	34,234,343
End of period	$34,335,448	$35,178,226
Undistributed (distributions in excess of) net investment income, end of period	$169,470	$3,383

CHANGES IN FUND SHARES
Shares sold	14,250	45,803
Issued for distributions reinvested	—	57,565
Shares redeemed	(37,480)	(111,266)
Net decrease in fund shares	(23,230)	(7,898)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

10

Notes to Financial Statements	June 30, 2015 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund (the “Fund”), S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into various types of derivative transactions (such as options, futures, and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Foreign Currency  Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and

11

Notes to Financial Statements	June 30, 2015 (Unaudited)

open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2015, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.   Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

12

Notes to Financial Statements	June 30, 2015 (Unaudited)

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

13

Notes to Financial Statements	June 30, 2015 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$33,278,969	$—	$—	$33,278,969
Exchange Traded Funds	407,488	—	—	407,488
Short-Term Investments	659,470	—	—	659,470

Total Investments in Securities	$34,345,927	$—	$—	$34,345,927

Other Financial Instruments*
Long Futures Contracts — Unrealized Depreciation	$(1,729)	$—	$—	$(1,729)

†	See Schedule of Investments for industry classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2015.

	Asset Derivatives June 30, 2015		Liability Derivatives June 30, 2015
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	—	Liabilities, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	(1,729	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	3,018,616/ (2,700,212)	(5,896)	(4,548)

During the six-month period ended June 30, 2015, the Fund had an average notional value of $563,478 and $351,170 on long and short futures contracts, respectively. Please refer to the table following the Schedule of Investments for open futures contracts at June 30, 2015.

14

Notes to Financial Statements	June 30, 2015 (Unaudited)

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.125% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2015.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective November 17, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

Directors’ Compensation  The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the

Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2015, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$5,790,404	$6,925,015

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2011, 2012, 2013, and 2014 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$27,770,916	$7,148,535	$(573,524)	$6,575,011

As of December 31, 2014, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

15

Notes to Financial Statements	June 30, 2015 (Unaudited)

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2014 as follows:

Capital	Ordinary
$(16,829)	$(17)

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2014	$312,712	$2,498,162	$2,810,874
2013	309,011	—	309,011

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, losses due to wash sale transactions, return of capital distributions from securities and foreign currency gain (loss). Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2014 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$(23,920)	$26,110	$(2,190)

16

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 1 Year

Principal Occupation(s) During Past 5 Years  Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  54

Position(s) Held with Fund  Director and Executive Vice President

Term of Office and Length of Time Served  Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 years  Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

JoonWon Choe

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  45

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  47

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 years  Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

17

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Position(s) Held with Fund  Chairman of the Board

Term of Office and Length of Time Served  Until successor is elected and qualified – 18 years

Principal Occupation(s) During Past 5 years   General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Positions(s) Held with Fund  Director

Term of office and Length of Time served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  52

Position(s) Held with Fund  Director

Term of Office and Length of Time Served  Until successor is elected and qualified – 3 years

Principal Occupation(s) During Past 5 Years  Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

18

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

19

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Total Return Fund

Semi-Annual Report

June 30, 2015

GE Investments Funds, Inc.

Total Return Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Total Return Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Total Return Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The investment adviser utilizes information from its Asset Allocation Committee to allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions. Based on GEAM’s asset allocation decisions, the Fund’s assets are managed by a sub-adviser that employs an indexing investment approach designed to track the performance of three broad-based indexes.

Sector Allocation

as a % of Investments of $2,720,901 (in thousands) on June 30, 2015 (a)(b)

Top Ten Largest Equity Holdings

as of June 30, 2015 (as a % of Fair Value) (a)(b)

Apple Inc.	1.43%
Microsoft Corp.	0.71%
Exxon Mobil Corp.	0.69%
Johnson & Johnson	0.53%
General Electric Co.	0.53%
Wells Fargo & Co.	0.52%
JPMorgan Chase & Co.	0.50%
Berkshire Hathaway Inc., Class B	0.49%
The Procter & Gamble Co.	0.42%
Pfizer Inc.	0.41%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Total Return Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2015 – June 30, 2015

Account value at the beginning of the period ($)		Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Class 1	1,000.00	1,015.90	3.05
Class 3	1,000.00	1,014.90	4.30
Hypothetical 5% Return (2.5% for the period)
Class 1	1,000.00	1,021.77	3.06
Class 3	1,000.00	1,020.53	4.31

*	Expenses are equal to the Fund’s annualized net expense ratios of 0.61% for Class 1 and 0.86% for Class 3 (for the period January 1, 2015 – June 30, 2015), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Total Return Fund

Summary Schedule of Investments	June 30, 2015 (Unaudited)

Total Return Fund

	Number of Shares	Fair Value
Equity Securities — 64.3%†

Consumer Discretionary — 8.0%

Amazon.com Inc.	20,516	$8,905,790	(a)
Comcast Corp., Class A	135,084	8,123,952
The Home Depot Inc.	69,809	7,757,874
The Walt Disney Co.	83,794	9,564,247
Other Securities	9,560,213	179,191,263
		213,543,126

Consumer Staples — 6.0%

Nestle S.A.	114,439	8,265,617
PepsiCo Inc.	79,441	7,415,023
Philip Morris International Inc.	83,239	6,673,271
The Coca-Cola Co.	210,589	8,261,406
The Procter & Gamble Co.	145,806	11,407,861
Other Securities	5,879,446	117,570,139
		159,593,317

Energy — 4.7%

Chevron Corp.	101,117	9,754,757
Exxon Mobil Corp.	224,794	18,702,861
Other Securities	8,781,298	96,919,447
		125,377,065

Financials — 13.6%

Bank of America Corp.	564,402	9,606,122
Berkshire Hathaway Inc., Class B	98,049	13,345,449	(a)
Citigroup Inc.	163,044	9,006,551
JPMorgan Chase & Co.	199,427	13,513,173
Wells Fargo & Co.	251,916	14,167,756
Other Securities	54,495,854	301,684,537
		361,323,588

Healthcare — 8.3%

Gilead Sciences Inc.	78,989	9,248,032
Johnson & Johnson	149,007	14,522,222
Merck & Company Inc.	151,812	8,642,657
Novartis AG	80,742	7,961,452
Pfizer Inc.	330,911	11,095,446
Roche Holding AG	25,246	7,077,687
Other Securities	4,218,186	163,113,084
		221,660,580

Industrials — 6.8%

General Electric Co.	541,525	14,388,319	(b)
Other Securities	9,799,632	167,080,737
		181,469,056

Information Technology — 9.6%

Apple Inc.	309,547	38,824,932

		Number of Shares	Fair Value
Cisco Systems Inc.		273,564	$7,512,067
Facebook Inc., Class A		113,192	9,707,912	(a)
Google Inc., Class A		15,379	8,305,275	(a)
Google Inc., Class C		15,424	8,028,346	(a)
Intel Corp.		254,927	7,753,605
International Business Machines Corp.		49,262	8,012,957
Microsoft Corp.		434,993	19,204,941
Oracle Corp.		171,333	6,904,720
Visa Inc., Class A		103,961	6,980,981
Other Securities		9,018,442	133,261,156
			254,496,892

Materials — 3.2%

Other Securities		7,436,239	83,836,283

Telecommunication Services — 2.1%

AT&T Inc.		279,085	9,913,099
Verizon Communications Inc.		219,191	10,216,493
Other Securities		9,188,112	36,104,566
			56,234,158

Utilities — 2.0%

Other Securities		6,882,412	52,332,216

Total Equity Securities (Cost $1,385,989,368)			1,709,866,281

		Principal Amount	Fair Value
Bonds and Notes — 28.7%

U.S. Treasuries — 10.4%

U.S. Treasury Bonds
2.50%	02/15/45	$1,050,000	$924,084
2.75%	11/15/42	650,000	604,703
3.00%	05/15/42 - 05/15/45	15,000,000	14,694,027
3.13%	08/15/44	2,000,000	2,003,282
3.38%	05/15/44	2,900,000	3,046,134
3.63%	08/15/43 - 02/15/44	1,740,000	1,913,400
3.75%	11/15/43	600,000	674,906
4.38%	11/15/39	4,100,000	5,043,000
4.50%	02/15/36	2,300,000	2,891,891
4.63%	02/15/40	500,000	637,617
5.25%	02/15/29	200,000	260,984
5.38%	02/15/31	2,150,000	2,890,239
5.50%	08/15/28	1,450,000	1,928,161
6.38%	08/15/27	200,000	281,828
7.63%	02/15/25	200,000	293,000
7.88%	02/15/21	2,000,000	2,654,688
8.75%	05/15/20	3,000,000	4,002,891
9.00%	11/15/18	3,000,000	3,783,282

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

3

Total Return Fund

Summary Schedule of Investments	June 30, 2015 (Unaudited)

		Principal Amount	Fair Value
U.S. Treasury Notes
0.63%	10/15/16 - 04/30/18	$30,000,000	$29,972,963
0.75%	12/31/17 - 03/31/18	6,000,000	5,981,408
0.88%	12/31/16 - 01/31/18	23,250,000	23,347,835
1.00%	03/15/18 - 06/30/19	9,800,000	9,766,173
1.13%	12/31/19 - 03/31/20	16,800,000	16,486,883
1.25%	10/31/18 - 02/29/20	15,500,000	15,424,731
1.38%	07/31/18 - 04/30/20	12,000,000	11,951,327
1.50%	07/31/16 - 01/31/22	27,500,000	27,624,614
1.63%	04/30/19 - 11/15/22	14,800,000	14,808,003
1.75%	10/31/20 - 05/15/22	5,100,000	5,032,602
2.00%	07/31/20 - 02/15/25	8,000,000	7,960,322
2.13%	08/31/20 - 05/15/25	10,400,000	10,385,086
2.25%	03/31/21 - 11/15/24	6,890,000	6,870,138
2.38%	12/31/20 - 08/15/24	7,500,000	7,616,836
2.50%	08/15/23 - 05/15/24	3,500,000	3,562,108
2.75%	11/15/23 - 02/15/24	4,300,000	4,466,929
3.13%	05/15/19	5,300,000	5,655,678
3.25%	12/31/16	3,000,000	3,123,984
3.63%	02/15/21	700,000	767,976
4.50%	05/15/17	16,500,000	17,693,676
			277,027,389

U.S. Government Sponsored Agency — 0.0%*

Other Securities		1,000,000	934,001

Agency Collateralized Mortgage Obligations — 0.2%

Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	598,237
2.60%	10/25/23	142,334	146,074
2.79%	10/25/20	66,110	68,498
2.87%	12/25/21	800,000	822,617
3.06%	07/25/23	600,000	615,051	(c)
3.30%	04/25/23	100,000	104,421	(c)
3.39%	03/25/24	200,000	208,570
3.40%	07/25/19	183,127	191,262
3.41%	05/25/19	264,119	276,003
3.49%	01/25/24	300,000	315,529
3.53%	07/25/23	800,000	846,077	(c)
3.97%	01/25/21	200,000	217,777	(c)
4.25%	01/25/20	100,000	109,369
5.09%	03/25/19	100,000	111,699
Federal National Mortgage Assoc.
2.68%	05/25/21	100,000	101,941	(c)
			4,733,125

Agency Mortgage Backed — 8.8%

Federal Home Loan Mortgage Corp.
0.88%	10/14/16 - 03/07/18	5,000,000	5,009,862
1.25%	10/02/19	1,500,000	1,479,974
1.38%	05/01/20	1,500,000	1,478,684
1.76%	06/01/43	417,375	427,975	(c)

		Principal Amount	Fair Value
2.38%	01/13/22	$2,100,000	$2,126,187
2.47%	05/01/43	968,465	983,941	(c)
2.50%	07/01/28 - 01/01/30	3,937,676	3,989,416
2.51%	08/01/43	360,260	366,350	(c)
2.51%	11/25/22	300,000	298,921
3.00%	05/01/33 - 06/01/43	9,466,174	9,448,047
3.50%	10/01/42 - 01/01/45	4,161,911	4,288,489
4.00%	06/01/44	2,302,723	2,447,078
5.00%	12/01/22 - 06/01/41	4,542,197	5,006,857
5.50%	01/01/38 - 04/01/39	768,605	867,916
6.00%	06/01/37 - 11/01/37	754,620	856,484
6.25%	07/15/32	1,000,000	1,389,629
2.50%	TBA	1,350,000	1,339,175	(d)
3.00%	TBA	3,950,000	4,080,993	(d)
3.50%	TBA	8,830,000	9,096,336	(d)
4.00%	TBA	10,442,000	11,027,275	(d)
4.50%	TBA	200,000	215,972	(d)
Federal National Mortgage Assoc.
0.88%	12/20/17 - 05/21/18	6,900,000	6,889,328
1.91%	04/01/43	604,056	623,131	(c)
2.50%	02/01/28 - 09/01/28	5,632,615	5,736,635
3.00%	01/01/28 - 10/01/43	21,990,614	22,278,037
3.50%	02/01/45 - 05/01/45	8,956,305	9,258,025
4.00%	10/01/41 - 06/01/45	8,078,077	8,607,559
4.50%	10/01/40 - 04/01/41	14,318,464	15,515,893
5.00%	12/01/39 - 06/01/41	7,088,104	7,925,944
5.50%	12/01/35 - 04/01/38	5,336,322	6,011,455
6.00%	03/01/34 - 08/01/37	3,882,117	4,424,149
6.63%	11/15/30	100,000	141,322	(d)
2.50%	TBA	1,734,000	1,730,364	(d)
3.00%	TBA	1,150,000	1,185,448	(d)
3.50%	TBA	16,710,000	17,354,158	(d)
4.00%	TBA	11,685,000	12,355,348	(d)
4.50%	TBA	1,016,000	1,061,094	(d)
5.50%	TBA	200,000	224,625	(d)
Government National Mortgage Assoc.
3.00%	10/15/42 - 06/20/45	6,753,146	6,838,407
3.50%	10/20/42	13,816,905	14,381,186
4.00%	12/20/40 - 11/20/44	9,902,890	10,569,851
4.50%	05/20/40	4,502,521	4,912,983
5.00%	08/15/41	4,645,969	5,156,844
3.00%	TBA	3,602,000	3,636,050	(d)
3.50%	TBA	1,400,000	1,452,992	(d)
4.00%	TBA	650,000	688,835	(d)
			235,185,224

Asset Backed — 0.2%

Other Securities		3,900,000	4,014,894

Corporate Notes — 8.1%

Apple Inc.
1.00%	05/03/18	250,000	247,473
4.38%	05/13/45	465,000	458,232

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

4

Total Return Fund

Summary Schedule of Investments	June 30, 2015 (Unaudited)

		Principal Amount	Fair Value
General Electric Capital Corp.
5.50%	01/08/20	$1,000,000	$1,133,620	(b)
6.75%	03/15/32	1,250,000	1,622,812	(b)
General Electric Co.
5.25%	12/06/17	750,000	816,970	(b)
Other Securities		205,975,500	212,221,236
			215,500,343

Non-Agency Collateralized Mortgage Obligations — 0.3%

Other Securities		7,865,796	8,305,822

Sovereign Bonds — 0.4%

Other Securities		10,772,000	11,580,840

Municipal Bonds and Notes — 0.3%

Other Securities		6,800,000	7,879,548

FNMA (TBA) — 0.0%*

Lehman TBA
5.50%	TBA	452,783	61,126	(e,f)

Total Bonds and Notes (Cost $767,150,301)			765,222,312

Total Investments in Securities (Cost $2,153,139,669)			2,475,088,593

Short-Term Investments — 9.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $245,812,190)			245,812,190	(g,h,i)

Total Investments (Cost $2,398,951,859)			2,720,900,783

Liabilities in Excess of Other Assets, net — (2.2)%			(59,549,343)

NET ASSETS — 100.0%			$2,661,351,440

Other Information:

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
MSCI EAFE Mini Index Futures	September 2015	30	$2,751,000	$(84,922)
MSCI Emerging Market Mini Futures	September 2015	17	815,490	(6,532)

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	September 2015	2	$250,080	$(4,655)
S&P 500 Emini Index Futures	September 2015	48	4,930,560	(115,707)
S&P Mid 400 Emini Index Futures	September 2015	3	449,430	(11,325)

				$(223,141)

The Fund was invested in the following countries/territories at June 30, 2015 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	73.20%
Japan	3.98%
United Kingdom	3.76%
Canada	1.96%
Switzerland	1.82%
France	1.77%
Germany	1.69%
China	1.29%
Australia	1.26%
South Korea	0.76%
Taiwan	0.66%
Spain	0.63%
Hong Kong	0.60%
Netherlands	0.59%
Brazil	0.56%
Sweden	0.50%
Mexico	0.44%
South Africa	0.42%
India	0.40%
Italy	0.40%
Ireland	0.34%
Singapore	0.31%
Denmark	0.28%
Supranational	0.28%
Belgium	0.22%
Russian Federation	0.20%
Turkey	0.17%
Malaysia	0.17%
Finland	0.14%
Norway	0.13%
Indonesia	0.12%
Thailand	0.12%
Philippines	0.11%
Poland	0.10%
Israel	0.10%
Colombia	0.08%
Chile	0.08%
Luxembourg	0.05%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

5

Total Return Fund

Summary Schedule of Investments	June 30, 2015 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Qatar	0.05%
Peru	0.03%
United Arab Emirates	0.03%
Austria	0.03%
Portugal	0.03%
Cayman Islands	0.02%
Uruguay	0.02%
New Zealand	0.02%
Greece	0.02%
Egypt	0.01%
Panama	0.01%
Hungary	0.01%
Czech Republic	0.01%
Guernsey	0.01%
Bermuda	0.01%
Malta	0.00%	**
Puerto Rico	0.00%	**
United States Virgin Islands	0.00%	**

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2015 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.88%	3.43%	5.31%
Pharmaceuticals	2.33%	1.84%	4.17%
Integrated Oil & Gas	1.17%	1.06%	2.23%
Technology Hardware, Storage & Peripherals	1.71%	0.43%	2.14%
Internet Software & Services	1.20%	0.23%	1.43%
Integrated Telecommunication Services	0.78%	0.61%	1.39%
Biotechnology	1.17%	0.21%	1.38%
Industrial Conglomerates	0.85%	0.35%	1.20%
Packaged Foods & Meats	0.58%	0.62%	1.20%
Aerospace & Defense	0.96%	0.23%	1.19%
Semiconductors	0.73%	0.42%	1.15%
Systems Software	1.04%	0.03%	1.07%
Automobile Manufacturers	0.21%	0.83%	1.04%
Life & Health Insurance	0.35%	0.65%	1.00%
Oil & Gas Exploration & Production	0.69%	0.29%	0.98%
Electric Utilities	0.60%	0.37%	0.97%
Healthcare Equipment	0.61%	0.32%	0.93%
Data Processing & Outsourced Services	0.73%	0.09%	0.82%
Household Products	0.65%	0.17%	0.82%
Tobacco	0.50%	0.29%	0.79%
Movies & Entertainment	0.65%	0.07%	0.72%
Soft Drinks	0.66%	0.06%	0.72%
Regional Banks	0.41%	0.30%	0.71%
Industrial Machinery	0.27%	0.44%	0.71%
IT Consulting & Other Services	0.49%	0.20%	0.69%

Industry	Domestic	Foreign	Total
Communications Equipment	0.56%	0.12%	0.68%
Cable & Satellite	0.50%	0.18%	0.68%
Multi-Line Insurance	0.23%	0.42%	0.65%
Multi-Utilities	0.42%	0.21%	0.63%
Wireless Telecommunication Services	0.00%	0.61%	0.61%
Restaurants	0.49%	0.12%	0.61%
Multi-Sector Holdings	0.51%	0.10%	0.61%
Internet Retail	0.57%	0.02%	0.59%
Asset Management & Custody Banks	0.45%	0.13%	0.58%
Railroads	0.29%	0.28%	0.57%
Managed Healthcare	0.57%	0.00%	0.57%
Property & Casualty Insurance	0.29%	0.25%	0.54%
Application Software	0.28%	0.24%	0.52%
Investment Banking & Brokerage	0.39%	0.13%	0.52%
Oil & Gas Equipment & Services	0.42%	0.08%	0.50%
Hypermarkets & Super Centers	0.34%	0.13%	0.47%
Diversified Metals & Mining	0.04%	0.43%	0.47%
Apparel, Accessories & Luxury Goods	0.18%	0.29%	0.47%
Specialty Chemicals	0.23%	0.24%	0.47%
Diversified Chemicals	0.25%	0.18%	0.43%
Home Improvement Retail	0.41%	0.02%	0.43%
Food Retail	0.11%	0.31%	0.42%
Oil & Gas Storage & Transportation	0.27%	0.14%	0.41%
Apparel Retail	0.22%	0.16%	0.38%
Retail REITs	0.21%	0.17%	0.38%
Drug Retail	0.38%	0.00%	0.38%
Auto Parts & Equipment	0.15%	0.23%	0.38%
Personal Products	0.04%	0.33%	0.37%
Oil & Gas Refining & Marketing	0.24%	0.13%	0.37%
Specialized Finance	0.21%	0.15%	0.36%
Electrical Components & Equipment	0.19%	0.15%	0.34%
Brewers	0.02%	0.32%	0.34%
Air Freight & Logistics	0.26%	0.07%	0.33%
Consumer Finance	0.29%	0.04%	0.33%
Healthcare Services	0.22%	0.10%	0.32%
Fertilizers & Agricultural Chemicals	0.16%	0.15%	0.31%
Construction Machinery & Heavy Trucks	0.20%	0.11%	0.31%
Diversified Real Estate Activities	0.00%	0.31%	0.31%
Specialized REITs	0.31%	0.00%	0.31%
Trading Companies & Distributors	0.07%	0.23%	0.30%
Electronic Components	0.10%	0.19%	0.29%
Healthcare Distributors	0.22%	0.04%	0.26%
Commodity Chemicals	0.08%	0.17%	0.25%
General Merchandise Stores	0.20%	0.05%	0.25%
Construction & Engineering	0.04%	0.21%	0.25%
Industrial Gases	0.13%	0.11%	0.24%
Airlines	0.16%	0.08%	0.24%
Construction Materials	0.04%	0.19%	0.23%
Steel	0.04%	0.18%	0.22%
Diversified Capital Markets	0.00%	0.22%	0.22%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

6

Total Return Fund

Summary Schedule of Investments	June 30, 2015 (Unaudited)

Industry	Domestic	Foreign	Total
Hotels, Resorts & Cruise Lines	0.15%	0.06%	0.21%
Distillers & Vintners	0.07%	0.14%	0.21%
Life Sciences Tools & Services	0.17%	0.03%	0.20%
Department Stores	0.08%	0.12%	0.20%
Semiconductor Equipment	0.11%	0.08%	0.19%
Footwear	0.15%	0.04%	0.19%
Broadcasting	0.10%	0.09%	0.19%
Building Products	0.02%	0.16%	0.18%
Gas Utilities	0.01%	0.16%	0.17%
Residential REITs	0.13%	0.03%	0.16%
Automotive Retail	0.14%	0.02%	0.16%
Healthcare Facilities	0.09%	0.06%	0.15%
Other Diversified Financial Services	0.00%	0.15%	0.15%
Office REITs	0.10%	0.05%	0.15%
Publishing	0.01%	0.14%	0.15%
Research & Consulting Services	0.07%	0.07%	0.14%
Health Care REITs	0.14%	0.00%	0.14%
Electronic Equipment & Instruments	0.02%	0.11%	0.13%
Advertising	0.05%	0.08%	0.13%
Home Building	0.05%	0.08%	0.13%
Consumer Electronics	0.02%	0.11%	0.13%
Electronic Manufacturing Services	0.00%	0.13%	0.13%
Gold	0.02%	0.11%	0.13%
Heavy Electrical Equipment	0.00%	0.12%	0.12%
Real Estate Development	0.00%	0.12%	0.12%
Insurance Brokers	0.12%	0.00%	0.12%
Diversified REITs	0.00%	0.12%	0.12%
Reinsurance	0.00%	0.11%	0.11%
Healthcare Supplies	0.02%	0.09%	0.11%
Casinos & Gaming	0.02%	0.09%	0.11%
Agricultural & Farm Machinery	0.06%	0.04%	0.10%
Thrifts & Mortgage Finance	0.01%	0.09%	0.10%
Environmental & Facilities Services	0.08%	0.02%	0.10%
Tires & Rubber	0.02%	0.08%	0.10%
Paper Products	0.04%	0.06%	0.10%
Agricultural Products	0.06%	0.03%	0.09%
Paper Packaging	0.06%	0.03%	0.09%
Specialty Stores	0.07%	0.02%	0.09%
Human Resource & Employment Services	0.02%	0.07%	0.09%
Leisure Products	0.05%	0.04%	0.09%
Independent Power Producers & Energy Traders	0.04%	0.05%	0.09%
Security & Alarm Services	0.04%	0.04%	0.08%
Home Entertainment Software	0.04%	0.04%	0.08%
Diversified Support Services	0.02%	0.06%	0.08%
Industrial REITs	0.04%	0.04%	0.08%
Oil & Gas Drilling	0.02%	0.06%	0.08%
Hotel & Resort REITs	0.07%	0.00%	0.07%
Real Estate Operating Companies	0.00%	0.07%	0.07%
Highways & Railtracks	0.00%	0.07%	0.07%
Household Appliances	0.03%	0.03%	0.06%
Trucking	0.02%	0.04%	0.06%
Healthcare Technology	0.04%	0.02%	0.06%

Industry	Domestic	Foreign	Total
Marine	0.00%	0.06%	0.06%
Home Furnishings	0.03%	0.03%	0.06%
Alternative Carriers	0.03%	0.03%	0.06%
Food Distributors	0.05%	0.00%	0.05%
Metal & Glass Containers	0.03%	0.02%	0.05%
Coal & Consumable Fuels	0.01%	0.04%	0.05%
Computer & Electronics Retail	0.03%	0.02%	0.05%
Aluminum	0.03%	0.02%	0.05%
Water Utilities	0.00%	0.05%	0.05%
Home Furnishing Retail	0.02%	0.03%	0.05%
Distributors	0.04%	0.01%	0.05%
Airport Services	0.00%	0.04%	0.04%
Motorcycle Manufacturers	0.02%	0.02%	0.04%
Office Services & Supplies	0.01%	0.03%	0.04%
Education Services	0.00%	0.03%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Housewares & Specialties	0.03%	0.00%	0.03%
Real Estate Services	0.02%	0.01%	0.03%
Specialized Consumer Services	0.03%	0.00%	0.03%
Leisure Facilities	0.00%	0.03%	0.03%
Mortgage REITs	0.03%	0.00%	0.03%
Commercial Printing	0.01%	0.02%	0.03%
Technology Distributors	0.00%	0.02%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Forest Products	0.00%	0.01%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Silver	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Catalog Retail	0.00%	0.00%	0.00%	**

			62.84%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.19%
Agency Mortgage Backed	8.64%
Corporate Notes	7.92%
Sovereign Bonds	0.43%
Non-Agency Collateralized Mortgage Obligations	0.31%
Municipal Bonds and Notes	0.29%
Agency Collateralized Mortgage Obligations	0.17%
Asset Backed	0.15%
U.S. Government Sponsored Agencies	0.03%
FNMA (TBA)	0.00%	**

	28.13%

Short-Term Investments
Short-Term Investments	9.03%

	9.03%

	100.00%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

7

Notes to Summary Schedule of Investments	June 30, 2015 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 242-0134; and ii) on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.

(b)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors .
(f)	Security is in default.

(g)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(h)	Coupon amount represents effective yield.

(i)	At June 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

†	Percentages are based on net assets as of June 30, 2015.

*	Less than 0.05%.

**	Less than 0.005%.

Abbreviations:

REIT	— Real Estate Investment Trust

TBA	— To Be Announced

8

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	CLASS 1
	6/30/15†		12/31/14		12/31/13		12/31/12		12/31/11		12/31/10
Inception date	—		—		—		—		—		7/1/85
Net asset value, beginning of period	$18.81		$18.71		$17.35		$15.66		$16.42		$15.18
Income/(loss) from investment operations:
Net investment income	0.17		0.35		0.29		0.28		0.31		0.23	*
Net realized and unrealized gains/(losses) on investments	0.13		0.65		2.29		1.68		(0.78)		1.23
Total income/(loss) from investment operations	0.30		1.00		2.58		1.96		(0.47)		1.46
Less distributions from:
Net investment income	—		0.34		0.29		0.27		0.29		0.22
Net realized gains	—		0.56		0.93		—		—		—
Total distributions	—		0.90		1.22		0.27		0.29		0.22
Net asset value, end of period	$19.11		$18.81		$18.71		$17.35		$15.66		$16.42
TOTAL RETURN (a)	1.59%		5.32%		14.93%		12.55%		(2.85)%		9.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$886,516		$941,344		$1,046,388		$1,015,136		$1,006,391		$1,152,587
Ratios to average net assets:
Net expenses	0.61%	**	0.62%	(b)	0.60%	(b)	0.73%	(b)	0.74%	(b)(c)	0.69%	(b)(c)
Gross expenses	0.61%	**	0.62%		0.61%		0.74%		0.76%		0.73%
Net investment income	1.69%	**	1.66%		1.50%		1.45%		1.67%		1.51%
Portfolio turnover rate	37%		78%		175%		168%		195%		148%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Reflects GEAM’s contractual arrangement with the Fund to waive advisory and administrative fee or limit operating expenses. The most recent arrangement expired on April 30, 2011.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

9

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	CLASS 3
	6/30/15†		12/31/14		12/31/13		12/31/12		12/31/11		12/31/10
Inception date	—		—		—		—		—		5/1/06
Net asset value, beginning of period	$18.75		$18.65		$17.30		$15.62		$16.38		$15.15
Income/(loss) from investment operations:
Net investment income	0.14		0.28		0.24		0.20		0.24		0.19	*
Net realized and unrealized gains/(losses) on investments	0.14		0.67		2.28		1.71		(0.75)		1.23
Total income/(loss) from investment operations	0.28		0.95		2.52		1.91		(0.51)		1.42
Less distributions from:
Net investment income	—		0.29		0.24		0.23		0.25		0.19
Net realized gains	—		0.56		0.93		—		—		—
Total distributions	—		0.85		1.17		0.23		0.25		0.19
Net asset value, end of period	$19.03		$18.75		$18.65		$17.30		$15.62		$16.38
TOTAL RETURN (a)	1.49%		5.07%		14.64%		12.25%		(3.10)%		9.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,774,835		$1,842,997		$1,937,910		$1,769,140		$1,624,263		$1,691,910
Ratios to average net assets:
Net Expenses	0.86%	**	0.87%	(b)	0.85%	(b)	0.98%	(b)	0.99%	(b)(c)	0.94%	(b)(c)
Gross Expenses	0.86%	**	0.87%		0.86%		0.99%		1.01%		0.98%
Net investment income	1.44%	**	1.40%		1.25%		1.20%		1.42%		1.26%
Portfolio turnover rate	37%		78%		175%		168%		195%		148%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Reflects GEAM’s contractual arrangement with the Fund to waive advisory and administrative fee or limit operating expenses. The most recent arrangement expired on April 30, 2011.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities June 30, 2015	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $2,137,679,944)	$2,457,126,872
Investments in affiliated securities, at Fair Value (cost $15,459,725)	17,961,721
Short-term investments, at Amortized Cost	245,812,190
Cash	152,554
Restricted cash	591,100
Foreign currency (cost $1,881,431)	1,868,123
Receivable for investments sold	16,111,774
Income receivables	8,067,767
Receivable for fund shares sold	3,216,875
Variation margin receivable	23,309
Other assets	116,203
Total assets	2,751,048,488
LIABILITIES
Payable for investments purchased	85,796,011
Payable for fund shares redeemed	957,493
Payable to GEAM	780,026
Accrued other expenses	2,163,518
Total liabilities	89,697,048
NET ASSETS	$2,661,351,440
NET ASSETS CONSIST OF:
Capital paid in	$2,272,321,747
Undistributed (distributions in excess of) net investment income	18,818,788
Accumulated net realized gain	48,526,821
Net unrealized appreciation (depreciation) on:
Investments	321,948,924
Futures	(223,141)
Foreign currency related transactions	(41,699)
NET ASSETS	$2,661,351,440
Class 1
Net Assets	$886,516,485
Shares outstanding ($0.01 par value, unlimited shares authorized)	46,382,596
Net asset value per share	$19.11
Class 3
Net Assets	$1,774,834,955
Shares outstanding ($0.01 par value, unlimited shares authorized)	93,259,060
Net asset value per share	$19.03

The accompanying Notes are an integral part of these financial statements.

11

Statement of Operations For the period ended June 30, 2015	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$24,353,416
Interest	8,132,986
Income from affiliated investments	310,936
Less: Foreign taxes withheld	(1,236,481)
Total income	31,560,857
Expenses
Advisory and administration fees	4,839,017
Distribution and service:
Class 1	921,584
Class 3	4,092,123
Directors’ fees	67,691
Custody and accounting expenses	568,924
Professional fees	55,519
Other expenses	148,211
Total Expenses	10,693,069
Net investment income	$20,867,788
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$35,819,157
Affiliated investments	84,670
Futures	1,165,990
Foreign currency transactions	(207,349)

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(14,256,070)
Futures	11,287
Foreign currency translations	38,795
Net realized and unrealized gain (loss) on investments	22,656,480
Net increase in net assets resulting from operations	$43,524,268

The accompanying Notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015*	Year Ended December 31, 2014

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$20,867,788	$43,242,204
Net realized gain (loss) on investments, futures and foreign currency related transactions	36,862,468	86,188,812
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency transactions	(14,205,988)	16,831,827
Net increase (decrease) from operations	43,524,268	146,262,843
Distributions to shareholders from:
Net investment income
Class 1	—	(16,358,863)
Class 3	—	(27,533,049)
Net realized gains
Class 1	—	(26,849,398)
Class 3	—	(52,839,431)
Total distributions	—	(123,580,741)
Increase (decrease) in assets from operations and distributions	43,524,268	22,682,102
Share transactions:
Proceeds from sale of shares
Class 1	22,032,333	39,303,335
Class 3	13,045,837	42,265,802
Value of distributions reinvested
Class 1	—	43,208,261
Class 3	—	80,372,480
Cost of shares redeemed
Class 1	(92,422,757)	(196,287,846)
Class 3	(109,170,010)	(231,500,126)
Net increase (decrease) from share transactions	(166,514,597)	(222,638,094)
Total increase (decrease) in net assets	(122,990,329)	(199,955,992)

NET ASSETS
Beginning of period	2,784,341,769	2,984,297,761
End of period	$2,661,351,440	$2,784,341,769
Undistributed (distributions in excess of) net investment income, end of period	$18,818,788	$(2,049,000)

CHANGES IN FUND SHARES
Class 1
Shares sold	1,147,956	2,056,040
Issued for distributions reinvested	—	2,284,942
Shares redeemed	(4,811,321)	(10,224,512)
Net increase (decrease) in fund shares	(3,663,365)	(5,883,530)
Class 3
Shares sold	680,843	2,207,349
Issued for distributions reinvested	—	4,261,531
Shares redeemed	(5,703,532)	(12,073,328)
Net decrease in fund shares	(5,022,689)	(5,604,448)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

13

Notes to Financial Statements	June 30, 2015 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund (the “Fund”), Income Fund, and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer every class of the Fund’s shares.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund’s income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Foreign Currency  Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other

14

Notes to Financial Statements	June 30, 2015 (Unaudited)

assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Fund is subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into various types of derivative transactions (such as options, futures, options on futures, interest rate swaps and credit default swaps) to gain or hedge exposure to a certain type of broad-based index as an alternative to investing directly in or selling the securities representing such index.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2015, the Fund invested in futures contracts on various stock indices to gain equity exposure. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

When-Issued Securities and Forward Commitments  The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Forward Foreign Currency Exchange Contracts  The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund’s currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedules of Investments. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (or liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount

15

Notes to Financial Statements	June 30, 2015 (Unaudited)

equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Certain class specific expenses (such as distribution fees) are allocated to the class that incurs such expense. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data

16

Notes to Financial Statements	June 30, 2015 (Unaudited)

available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service uses other available information as applicable such as benchmark curves, benchmarking of similar securities, sector groupings, and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

17

Notes to Financial Statements	June 30, 2015 (Unaudited)

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Domestic Equity	$1,049,689,024	$—	$7,457	$1,049,696,481
Foreign Equity	659,077,604	—	1,092,196	660,169,800
U.S. Treasuries	—	277,027,389	—	277,027,389
U.S. Government Sponsored Agencies	—	934,001	—	934,001
Agency Collateralized Mortgage Obligations	—	4,733,125	—	4,733,125
Agency Mortgage Backed	—	235,185,224	—	235,185,224
Asset Backed	—	4,014,894	—	4,014,894
Corporate Notes	—	215,500,343	—	215,500,343
Non-Agency Collateralized Mortgage Obligations	—	8,305,822	—	8,305,822
Sovereign Bonds	—	11,580,840	—	11,580,840
Municipal Bonds and Notes	—	7,879,548	—	7,879,548
FNMA (TBA)	—	—	61,126	61,126
Short-Term Investments	245,812,190	—	—	245,812,190

Total Investments in Securities	$1,954,578,818	$765,161,186	$1,160,779	$2,720,900,783

Other Financial Instruments*
Long Futures Contracts — Unrealized Depreciation	$(223,141)	$—	$—	$(223,141)

†	See Schedule of Investments for industry classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Fund utilized the fair value pricing service on December 31, 2014 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the beginning of the period which were classified as Level 1 at June 30, 2015. The value of securities that were transferred to Level 1 from Level 2 as a result was $546,254,817.

18

Notes to Financial Statements	June 30, 2015 (Unaudited)

Other transfers between fair value levels were not significant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2015 is not presented.

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2015.

	Asset Derivatives June 30, 2015		Liability Derivatives June 30, 2015
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	—	Liabilities, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	(223,141	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	135,710,170/ (156,959,761)	1,165,990	11,287

During the six-month period ended June 30, 2015, the Fund had an average notional value of $22,199,123 on long futures contracts. Please refer to the table following the Summary Schedule of Investments for open futures contracts at June 30, 2015.

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.125% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2015.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on average daily net assets of the Fund at an annualized rate of 0.35%.

19

Notes to Financial Statements	June 30, 2015 (Unaudited)

Investor Service Plan — Class 1 and Class 3 Shares  The Company adopted an Investor Service Plan on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund (each an “Investor Service Plan”). The Investor Service Plans were not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Investor Service Plan provides that, during any fiscal year, the amount of compensation paid under the Investor Service Plans by the Fund’s Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to the share class offered.

Distribution and Shareholder Service (12b-1) Fees  The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may compensate GE Investment Distributors, Inc. (“GEID”), the distributor of the shares of the Fund, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25%, of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Directors’ Compensation  The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with GEAM, BlackRock Investment Management, LLC (“BlackRock”) is the Sub-Adviser to the Fund. Based on the asset allocation decisions by GEAM, BlackRock manages the Fund’s assets using an indexing investment approach designed to track the performance of the desired broadbased indices representing asset classes. For its services, GEAM pays BlackRock monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

8.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2015, were as follows:

U.S. Government Securities
Purchases	Sales
$871,685,531	$927,497,562

Non-U.S. Government Securities
Purchases	Sales
$88,049,229	$181,395,069

20

Notes to Financial Statements	June 30, 2015 (Unaudited)

Affiliated Investments  Transactions with affiliated investments for the six-month period ended June 30, 2015 were as follows:

Security	Value, Beginning of period	Cost of purchases	Proceeds from sales	Dividend/ Interest income	Realized gain (loss)	Value, end of period
General Electric Co., Common Stock	$14,077,967	$58,439	$(467,650)	$252,191	$78,698	$14,388,319
General Electric Co., Corporate Notes	1,109,312	—	(276,480)	7,190	1,825	816,970
General Electric Capital Corp., Corporate Notes	3,633,337	—	(781,185)	51,555	4,147	2,756,432

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2011, 2012, 2013, and 2014 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$2,404,646,017	$414,836,334	$(98,581,568)	$316,254,766

As of December 31, 2014, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2014 as follows:

Capital	Ordinary
$—	$(143,536)

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2014	$49,538,602	$74,042,139	$123,580,741
2013	38,921,816	140,438,509	179,360,325

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, losses deferred due to wash sale transactions, real estate investment trust basis adjustments, foreign capital gains tax, distribution re-designations, foreign currency gains and losses, passive foreign investment company gains and losses, litigation proceeds, return of capital distributions from securities, corporate actions, forward contracts mark to market, and distributions from real estate investment trusts.

21

Notes to Financial Statements	June 30, 2015 (Unaudited)

Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2014 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$72,026	$(72,026)	$—

22

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years  Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  54

Position(s) Held with Fund  Director and Executive Vice President

Term of Office and Length of Time Served  Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 years  Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

JoonWon Choe

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  45

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  47

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 years  Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

23

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Position(s) Held with Fund  Chairman of the Board

Term of Office and Length of Time Served  Until successor is elected and qualified – 18 years

Principal Occupation(s) During Past 5 year  General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Positions(s) Held with Fund  Director

Term of office and Length of Time served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  52

Position(s) Held with Fund  Director

Term of Office and Length of Time Served  Until successor is elected and qualified – 3 years

Principal Occupation(s) During Past 5 Years  Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

24

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

25

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

S&P 500 Index Fund

Semi-Annual Report

June 30, 2015

GE Investments Funds, Inc.

S&P 500 Index Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

S&P 500 Index Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments S&P 500 Index Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500® Composite Stock Index (S&P 500 Index). The Fund seeks to replicate the return of the S&P 500 Index while holding transaction costs low and minimizing portfolio turnover.

Sector Allocation

as a % of Investments of $189,884 (in thousands) on June 30, 2015 (a)(b)

Top Ten Largest Holdings

as of June 30, 2015 (as a % of Investments) (a)(b)

Apple Inc.	3.92%
Microsoft Corp.	1.94%
Exxon Mobil Corp.	1.89%
Johnson & Johnson	1.46%
General Electric Co.	1.45%
Wells Fargo & Co.	1.43%
JPMorgan Chase & Co.	1.36%
Berkshire Hathaway Inc., Class B	1.35%
The Procter & Gamble Co.	1.15%
Pfizer Inc.	1.12%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

S&P 500 Index Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2015 – June 30, 2015

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,010.70	1.84
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,022.96	1.86

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.37% (for the period January 1, 2015 - June 30, 2015), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

S&P 500 Index Fund

Schedule of Investments	June 30, 2015 (Unaudited)

S&P 500 Index Fund

	Number of Shares	Fair Value
Common Stock — 99.2%†

Advertising — 0.1%

Omnicom Group Inc.	2,618	$181,925
The Interpublic Group of Companies Inc.	4,620	89,027
		270,952

Aerospace & Defense — 2.6%

General Dynamics Corp.	3,267	462,901
Honeywell International Inc.	8,094	825,345
L-3 Communications Holdings Inc.	801	90,817
Lockheed Martin Corp.	2,752	511,597
Northrop Grumman Corp.	1,971	312,660
Precision Castparts Corp.	1,412	282,216
Raytheon Co.	3,196	305,793
Rockwell Collins Inc.	1,436	132,615
Textron Inc.	2,725	121,617
The Boeing Co.	6,640	921,101
United Technologies Corp.	8,483	941,019
		4,907,681

Agricultural & Farm Machinery — 0.2%

Deere & Co.	3,506	340,257

Agricultural Products — 0.2%

Archer-Daniels-Midland Co.	6,424	309,765

Air Freight & Logistics — 0.7%

CH Robinson Worldwide Inc.	1,645	102,632
Expeditors International of Washington Inc.	2,099	96,774
FedEx Corp.	2,688	458,035
United Parcel Service Inc., Class B	7,202	697,946
		1,355,387

Airlines — 0.5%

American Airlines Group Inc.	7,100	283,539
Delta Air Lines Inc.	8,430	346,304
Southwest Airlines Co.	7,149	236,560
		866,403

Alternative Carriers — 0.1%

Level 3 Communications Inc.	3,100	163,277	(a)

Aluminum — 0.1%

Alcoa Inc.	13,140	146,511

Apparel Retail — 0.6%

L Brands Inc.	2,488	213,296
Ross Stores Inc.	4,224	205,329

	Number of Shares	Fair Value
The Gap Inc.	2,796	$106,723
The TJX Companies Inc.	7,131	471,858
Urban Outfitters Inc.	1,200	42,000	(a)
		1,039,206

Apparel, Accessories & Luxury Goods — 0.5%

Coach Inc.	2,689	93,066
Fossil Group Inc.	500	34,680	(a)
Hanesbrands Inc.	4,000	133,280
Michael Kors Holdings Ltd.	2,022	85,106	(a)
PVH Corp.	769	88,589
Ralph Lauren Corp.	600	79,416
Under Armour Inc., Class A	1,700	141,848	(a)
VF Corp.	3,515	245,136
		901,121

Application Software — 0.7%

Adobe Systems Inc.	4,984	403,754	(a)
Autodesk Inc.	2,448	122,583	(a)
Citrix Systems Inc.	1,607	112,747	(a)
Intuit Inc.	2,800	282,156
salesforce.com Inc.	6,209	432,333	(a)
Verint Systems Inc.	1	61	(a)
		1,353,634

Asset Management & Custody Banks — 1.3%

Affiliated Managers Group Inc.	600	131,160	(a)
Ameriprise Financial Inc.	1,867	233,244
BlackRock Inc.	1,296	448,390
Franklin Resources Inc.	4,000	196,120
Invesco Ltd.	4,450	166,831
Legg Mason Inc.	1,100	56,683
Northern Trust Corp.	2,196	167,906
State Street Corp.	4,211	324,247	(b)
T Rowe Price Group Inc.	2,774	215,623
The Bank of New York Mellon Corp.	11,403	478,584
		2,418,788

Auto Parts & Equipment — 0.4%

BorgWarner Inc.	2,247	127,719
Delphi Automotive PLC	2,956	251,526
Johnson Controls Inc.	6,801	336,854
		716,099

Automobile Manufacturers — 0.6%

Ford Motor Co.	41,427	621,819
General Motors Co.	13,887	462,854
		1,084,673

Automotive Retail — 0.3%

AutoNation Inc.	486	30,608	(a)
AutoZone Inc.	325	216,743	(a)
CarMax Inc.	2,090	138,379	(a)
O’Reilly Automotive Inc.	1,000	225,980	(a)
		611,710

See Notes to Schedules of Investments and Notes to Financial Statements.

3

S&P 500 Index Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value

Biotechnology — 3.2%

Alexion Pharmaceuticals Inc.	2,101	$379,798	(a)
Amgen Inc.	7,816	1,199,912
Biogen Inc.	2,415	975,515	(a)
Celgene Corp.	8,164	944,861	(a)
Gilead Sciences Inc.	15,105	1,768,493
Regeneron Pharmaceuticals Inc.	750	382,598	(a)
Vertex Pharmaceuticals Inc.	2,500	308,700	(a)
		5,959,877

Brewers — 0.1%

Molson Coors Brewing Co., Class B	1,598	111,556

Broadcasting — 0.3%

CBS Corp., Class B	4,632	257,076
Discovery Communications Inc., Class A	1,497	49,790	(a)
Discovery Communications Inc., Class C	2,397	74,499	(a)
Scripps Networks Interactive Inc., Class A	1,000	65,370
TEGNA Inc.	2,570	82,420
		529,155

Building Products — 0.1%

Allegion PLC	1,133	68,139
Masco Corp.	3,490	93,078
		161,217

Cable & Satellite — 1.4%

Cablevision Systems Corp., Class A	2,000	47,880
Comcast Corp., Class A	25,891	1,557,085
DIRECTV	5,132	476,198	(a)
Time Warner Cable Inc.	2,896	515,980
		2,597,143

Casinos & Gaming — 0.0%*

Wynn Resorts Ltd.	913	90,086

Coal & Consumable Fuels — 0.0%*

CONSOL Energy Inc.	2,200	47,828

Commodity Chemicals — 0.2%

LyondellBasell Industries N.V., Class A	4,104	424,846

Communications Equipment — 1.5%

Cisco Systems Inc.	52,412	1,439,234
F5 Networks Inc.	800	96,280	(a)
Harris Corp.	1,100	84,601
Juniper Networks Inc.	3,500	90,895
Motorola Solutions Inc.	2,035	116,687
QUALCOMM Inc.	16,810	1,052,810
		2,880,507

	Number of Shares	Fair Value

Computer & Electronics Retail — 0.1%

Best Buy Company Inc.	2,900	$94,569
GameStop Corp., Class A	1,200	51,552
		146,121

Construction & Engineering — 0.1%
Fluor Corp.	1,478	78,349
Jacobs Engineering Group Inc.	1,150	46,713	(a)
Quanta Services Inc.	2,000	57,640	(a)
		182,702

Construction Machinery & Heavy Trucks — 0.6%

Caterpillar Inc.	6,202	526,054
Cummins Inc.	1,756	230,370
Joy Global Inc.	1,100	39,820
PACCAR Inc.	3,803	242,669
		1,038,913

Construction Materials — 0.1%

Martin Marietta Materials Inc.	700	99,057
Vulcan Materials Co.	1,400	117,502
		216,559

Consumer Electronics — 0.1%

Garmin Ltd.	1,300	57,109
Harman International Industries Inc.	700	83,258
		140,367

Consumer Finance — 0.8%

American Express Co.	9,030	701,812
Capital One Financial Corp.	5,684	500,021
Discover Financial Services	4,577	263,727
Navient Corp.	3,883	70,709
		1,536,269

Data Processing & Outsourced Services — 2.0%

Alliance Data Systems Corp.	600	175,164	(a)
Automatic Data Processing Inc.	4,826	387,190
Computer Sciences Corp.	1,382	90,714
Fidelity National Information Services Inc.	2,900	179,220
Fiserv Inc.	2,417	200,200	(a)
Mastercard Inc., Class A	10,086	942,839
Paychex Inc.	3,425	160,564
The Western Union Co.	5,824	118,402
Total System Services Inc.	1,902	79,447
Visa Inc., Class A	20,032	1,345,149
Xerox Corp.	11,147	118,604
		3,797,493

Department Stores — 0.3%

Kohl’s Corp.	2,173	136,052
Macy’s Inc.	3,430	231,422
Nordstrom Inc.	1,392	103,704
		471,178

See Notes to Schedules of Investments and Notes to Financial Statements.

4

S&P 500 Index Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value

Distillers & Vintners — 0.2%

Brown-Forman Corp., Class B	1,520	$152,274
Constellation Brands Inc., Class A	1,800	208,836
		361,110

Distributors — 0.1%

Genuine Parts Co.	1,496	133,937

Diversified Banks — 5.2%

Bank of America Corp.	108,146	1,840,645
Citigroup Inc.	31,337	1,731,056
Comerica Inc.	1,956	100,382
JPMorgan Chase & Co.	38,203	2,588,635
U.S. Bancorp	18,346	796,217
Wells Fargo & Co.	48,255	2,713,861
		9,770,796

Diversified Chemicals — 0.7%

Eastman Chemical Co.	1,618	132,385
EI du Pont de Nemours & Co.	9,296	594,479
FMC Corp.	1,400	73,570
The Dow Chemical Co.	11,204	573,309
		1,373,743

Diversified Metals & Mining — 0.1%

Freeport-McMoRan Inc.	10,498	195,473

Diversified Support Services — 0.0%*

Cintas Corp.	900	76,131

Drug Retail — 1.0%

CVS Health Corp.	11,589	1,215,454
Walgreens Boots Alliance Inc.	8,974	757,765
		1,973,219

Electric Utilities — 1.6%

American Electric Power Company Inc.	5,041	267,022
Duke Energy Corp.	7,229	510,512
Edison International	3,242	180,190
Entergy Corp.	1,785	125,843
Eversource Energy	3,230	146,674
Exelon Corp.	8,725	274,140
FirstEnergy Corp.	4,254	138,468
NextEra Energy Inc.	4,562	447,213
Pepco Holdings Inc.	2,697	72,657
Pinnacle West Capital Corp.	1,100	62,579
PPL Corp.	6,737	198,539
The Southern Co.	9,358	392,100
Xcel Energy Inc.	5,280	169,910
		2,985,847

Electrical Components & Equipment — 0.5%

AMETEK Inc.	2,400	131,472

	Number of Shares	Fair Value
Eaton Corporation PLC	4,845	$326,989
Emerson Electric Co.	6,926	383,908
Rockwell Automation Inc.	1,319	164,400
		1,006,769

Electronic Components — 0.2%

Amphenol Corp., Class A	3,200	185,504
Corning Inc.	12,934	255,188
		440,692

Electronic Equipment & Instruments — 0.0%*

FLIR Systems Inc.	1,700	52,394

Electronic Manufacturing Services — 0.1%

TE Connectivity Ltd.	4,189	269,353

Environmental & Facilities Services — 0.2%

Republic Services Inc.	2,515	98,513
Stericycle Inc.	800	107,128	(a)
Waste Management Inc.	4,303	199,444
		405,085

Fertilizers & Agricultural Chemicals — 0.4%

CF Industries Holdings Inc.	2,385	153,308
Monsanto Co.	4,877	519,839
The Mosaic Co.	3,300	154,605
		827,752

Food Distributors — 0.1%

Sysco Corp.	5,949	214,759

Food Retail — 0.3%

The Kroger Co.	5,045	365,813
Whole Foods Market Inc.	3,588	141,511
		507,324

Footwear — 0.4%

NIKE Inc., Class B	7,155	772,883

Gas Utilities — 0.0%*

AGL Resources Inc.	1,400	65,184

General Merchandise Stores — 0.5%

Dollar General Corp.	3,100	240,994
Dollar Tree Inc.	2,100	165,879	(a)
Family Dollar Stores Inc.	1,000	78,810
Target Corp.	6,549	534,595
		1,020,278

Gold — 0.1%

Newmont Mining Corp.	4,919	114,908

Health Care REITs — 0.3%

HCP Inc.	4,600	167,762

See Notes to Schedules of Investments and Notes to Financial Statements.

5

S&P 500 Index Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value
Health Care REIT Inc.	3,500	$229,705
Ventas Inc.	3,029	188,071
		585,538

Healthcare Distributors — 0.6%

AmerisourceBergen Corp.	2,161	229,801
Cardinal Health Inc.	3,368	281,733
Henry Schein Inc.	900	127,908	(a)
McKesson Corp.	2,402	539,994
Patterson Companies Inc.	700	34,055
		1,213,491

Healthcare Equipment — 2.2%

Abbott Laboratories	15,491	760,298
Baxter International Inc.	5,735	401,049
Becton Dickinson and Co.	2,212	313,330
Boston Scientific Corp.	13,499	238,932	(a)
CR Bard Inc.	801	136,731
Edwards Lifesciences Corp.	1,100	156,673	(a)
Intuitive Surgical Inc.	370	179,265	(a)
Medtronic PLC	14,688	1,088,381
St Jude Medical Inc.	2,847	208,030
Stryker Corp.	3,037	290,246
Varian Medical Systems Inc.	1,100	92,763	(a)
Zimmer Biomet Holdings Inc.	1,840	200,983
		4,066,681

Healthcare Facilities — 0.3%

HCA Holdings Inc.	3,007	272,795	(a)
Tenet Healthcare Corp.	973	56,317	(a)
Universal Health Services Inc., Class B	1,000	142,100
		471,212

Healthcare Services — 0.5%

DaVita Healthcare Partners Inc.	1,758	139,708	(a)
Express Scripts Holding Co.	7,625	678,168	(a)
Laboratory Corporation of America Holdings	900	109,098	(a)
Quest Diagnostics Inc.	1,500	108,780
		1,035,754

Healthcare Supplies — 0.0%*

DENTSPLY International Inc.	1,500	77,325

Healthcare Technology — 0.1%

Cerner Corp.	3,100	214,086	(a)

Home Building — 0.1%

DR Horton Inc.	3,500	95,760
Lennar Corp., Class A	1,800	91,872
PulteGroup Inc.	3,135	63,170
		250,802

Home Entertainment Software — 0.1%

Electronic Arts Inc.	3,138	208,677	(a)

	Number of Shares	Fair Value

Home Furnishing Retail — 0.1%

Bed Bath & Beyond Inc.	1,913	$131,959	(a)

Home Furnishings — 0.1%

Leggett & Platt Inc.	1,400	68,152
Mohawk Industries Inc.	600	114,540	(a)
		182,692

Home Improvement Retail — 1.1%

Lowe’s Companies Inc.	9,631	644,988
The Home Depot Inc.	13,401	1,489,253
		2,134,241

Hotel & Resort REITs — 0.1%

Host Hotels & Resorts Inc.	7,617	151,045

Hotels, Resorts & Cruise Lines — 0.4%

Carnival Corp.	4,700	232,133
Marriott International Inc., Class A	2,214	164,700
Royal Caribbean Cruises Ltd.	1,800	141,642
Starwood Hotels & Resorts Worldwide Inc.	1,710	138,664
Wyndham Worldwide Corp.	1,175	96,244
		773,383

Household Appliances — 0.1%

Whirlpool Corp.	843	145,881

Household Products — 1.7%

Colgate-Palmolive Co.	8,745	572,010
Kimberly-Clark Corp.	3,802	402,898
The Clorox Co.	1,389	144,484
The Procter & Gamble Co.	27,932	2,185,400
		3,304,792

Housewares & Specialties — 0.1%

Newell Rubbermaid Inc.	2,951	121,316

Human Resource & Employment Services — 0.0%*

Robert Half International Inc.	1,275	70,762

Hypermarkets & Super Centers — 0.9%

Costco Wholesale Corp.	4,508	608,851
Wal-Mart Stores Inc.	16,351	1,159,776
		1,768,627

Independent Power Producers & Energy Traders — 0.1%

AES Corp.	7,200	95,472
NRG Energy Inc.	3,615	82,711
		178,183

Industrial Conglomerates — 2.4%

3M Co.	6,500	1,002,950

See Notes to Schedules of Investments and Notes to Financial Statements.

6

S&P 500 Index Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value
Danaher Corp.	6,300	$539,217
General Electric Co.	103,786	2,757,594	(c)
Roper Technologies Inc.	1,088	187,636
		4,487,397

Industrial Gases — 0.4%

Air Products & Chemicals Inc.	2,032	278,038
Airgas Inc.	600	63,468
Praxair Inc.	2,965	354,466
		695,972

Industrial Machinery — 0.8%

Dover Corp.	1,658	116,359
Flowserve Corp.	1,300	68,458
Illinois Tool Works Inc.	3,517	322,825
Ingersoll-Rand PLC	2,700	182,034
Pall Corp.	1,178	146,602
Parker-Hannifin Corp.	1,434	166,817
Pentair PLC	2,007	137,981
Snap-on Inc.	609	96,983
Stanley Black & Decker Inc.	1,599	168,279
Xylem Inc.	1,926	71,397
		1,477,735

Industrial REITs — 0.1%

Prologis Inc.	5,229	193,996

Insurance Brokers — 0.3%

Aon PLC	2,834	282,493
Marsh & McLennan Companies Inc.	5,453	309,185
		591,678

Integrated Oil & Gas — 3.2%

Chevron Corp.	19,432	1,874,605
Exxon Mobil Corp.	43,059	3,582,509
Occidental Petroleum Corp.	7,926	616,405
		6,073,519

Integrated Telecommunication Services — 2.2%

AT&T Inc.	53,735	1,908,667
CenturyLink Inc.	6,062	178,102
Frontier Communications Corp.	11,474	56,796
Verizon Communications Inc.	42,021	1,958,599
		4,102,164

Internet Retail — 1.5%

Amazon.com Inc.	3,897	1,691,649	(a)
Expedia Inc.	1,050	114,817
Netflix Inc.	615	404,018	(a)
The Priceline Group Inc.	538	619,437	(a)
TripAdvisor Inc.	1,150	100,211	(a)
		2,930,132

Internet Software & Services — 3.3%

Akamai Technologies Inc.	1,912	133,496	(a)
eBay Inc.	11,560	696,374	(a)

	Number of Shares	Fair Value
Facebook Inc., Class A	21,667	$1,858,270	(a)
Google Inc., Class A	2,944	1,589,878	(a)
Google Inc., Class C	2,952	1,536,545	(a)
VeriSign Inc.	1,062	65,547	(a)
Yahoo! Inc.	8,889	349,249	(a)
		6,229,359

Investment Banking & Brokerage — 1.0%

E*TRADE Financial Corp.	2,840	85,058	(a)
Morgan Stanley	15,896	616,606
The Charles Schwab Corp.	11,811	385,629
The Goldman Sachs Group Inc.	4,153	867,105
		1,954,398

IT Consulting & Other Services — 1.4%

Accenture PLC, Class A	6,486	627,715
Cognizant Technology Solutions Corp., Class A	6,214	379,613	(a)
International Business Machines Corp.	9,430	1,533,884
Teradata Corp.	1,400	51,800	(a)
		2,593,012

Leisure Products — 0.1%

Hasbro Inc.	1,096	81,970
Mattel Inc.	3,796	97,519
		179,489

Life & Health Insurance — 0.9%

Aflac Inc.	4,502	280,024
Lincoln National Corp.	2,559	151,544
MetLife Inc.	11,508	644,333
Principal Financial Group Inc.	2,977	152,690
Prudential Financial Inc.	4,600	402,592
Torchmark Corp.	1,212	70,563
Unum Group	2,489	88,982
		1,790,728

Life Sciences Tools & Services — 0.4%

Agilent Technologies Inc.	3,585	138,310
PerkinElmer Inc.	1,011	53,219
Thermo Fisher Scientific Inc.	4,028	522,673
Waters Corp.	800	102,704	(a)
		816,906

Managed Healthcare — 1.5%

Aetna Inc.	3,568	454,777
Anthem Inc.	2,778	455,981
Cigna Corp.	2,675	433,350
Humana Inc.	1,527	292,085
UnitedHealth Group Inc.	9,811	1,196,942
		2,833,135

Metal & Glass Containers — 0.1%

Ball Corp.	1,532	107,470
Owens-Illinois Inc.	1,800	41,292	(a)
		148,762

See Notes to Schedules of Investments and Notes to Financial Statements.

7

S&P 500 Index Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value

Motorcycle Manufacturers — 0.1%

Harley-Davidson Inc.	2,200	$123,970

Movies & Entertainment — 1.8%

The Walt Disney Co.	16,148	1,843,133
Time Warner Inc.	8,507	743,597
Twenty-First Century Fox Inc., Class A	18,190	591,994
Viacom Inc., Class B	3,746	242,141
		3,420,865

Multi-Line Insurance — 0.7%

American International Group Inc.	13,725	848,479
Assurant Inc.	700	46,900
Genworth Financial Inc., Class A	6,100	46,177	(a)
Loews Corp.	2,966	114,221
The Hartford Financial Services Group Inc.	4,204	174,760
		1,230,537

Multi-Sector Holdings — 1.4%

Berkshire Hathaway Inc., Class B	18,818	2,561,318	(a)
Leucadia National Corp.	3,600	87,408
		2,648,726

Multi-Utilities — 1.1%

Ameren Corp.	2,642	99,551
CenterPoint Energy Inc.	4,618	87,881
CMS Energy Corp.	2,700	85,968
Consolidated Edison Inc.	2,981	172,540
Dominion Resources Inc.	5,982	400,016
DTE Energy Co.	1,766	131,814
NiSource Inc.	3,315	151,131
PG&E Corp.	4,854	238,331
Public Service Enterprise Group Inc.	5,092	200,014
SCANA Corp.	1,400	70,910
Sempra Energy	2,475	244,877
TECO Energy Inc.	2,700	47,682
WEC Energy Group Inc.	3,237	145,584
		2,076,299

Office REITs — 0.2%

Boston Properties Inc.	1,498	181,318
SL Green Realty Corp.	1,000	109,890
Vornado Realty Trust	1,869	177,424
		468,632

Office Services & Supplies — 0.0%*

Pitney Bowes Inc.	2,032	42,286

Oil & Gas Drilling — 0.1%

Diamond Offshore Drilling Inc.	900	23,229
Ensco PLC, Class A	2,700	60,129
Helmerich & Payne Inc.	1,200	84,504
Noble Corporation PLC	2,154	33,150

	Number of Shares	Fair Value
Transocean Ltd.	3,804	$61,320
		262,332

Oil & Gas Equipment & Services — 1.2%

Baker Hughes Inc.	4,598	283,696
Cameron International Corp.	1,880	98,456	(a)
FMC Technologies Inc.	2,586	107,293	(a)
Halliburton Co.	8,967	386,209
National Oilwell Varco Inc.	4,168	201,231
Schlumberger Ltd.	13,174	1,135,467
		2,212,352

Oil & Gas Exploration & Production — 1.9%

Anadarko Petroleum Corp.	5,157	402,555
Apache Corp.	3,848	221,760
Cabot Oil & Gas Corp.	4,500	141,930
Chesapeake Energy Corp.	5,615	62,720
Cimarex Energy Co.	900	99,279
ConocoPhillips	12,714	780,767
Devon Energy Corp.	3,892	231,535
EOG Resources Inc.	5,600	490,280
EQT Corp.	1,514	123,149
Hess Corp.	2,449	163,789
Marathon Oil Corp.	7,042	186,895
Murphy Oil Corp.	1,700	70,669
Newfield Exploration Co.	1,300	46,956	(a)
Noble Energy Inc.	3,700	157,916
Pioneer Natural Resources Co.	1,500	208,035
Range Resources Corp.	1,800	88,884
Southwestern Energy Co.	4,100	93,193	(a)
		3,570,312

Oil & Gas Refining & Marketing — 0.6%

Marathon Petroleum Corp.	5,590	292,413
Phillips 66	5,561	447,994
Tesoro Corp.	1,200	101,292
Valero Energy Corp.	5,200	325,520
		1,167,219

Oil & Gas Storage & Transportation — 0.7%

Kinder Morgan Inc.	17,584	675,050
ONEOK Inc.	2,000	78,960
Spectra Energy Corp.	6,977	227,450
The Williams Companies Inc.	6,971	400,066
		1,381,526

Packaged Foods & Meats — 1.5%

Campbell Soup Co.	1,915	91,250
ConAgra Foods Inc.	4,568	199,713
General Mills Inc.	6,136	341,898
Hormel Foods Corp.	1,400	78,918
Kellogg Co.	2,590	162,393
Keurig Green Mountain Inc.	1,300	99,619
Kraft Foods Group Inc.	6,030	513,394
McCormick & Company Inc.	1,400	113,330
Mead Johnson Nutrition Co.	2,150	193,973
Mondelez International Inc., Class A	16,796	690,988

See Notes to Schedules of Investments and Notes to Financial Statements.

8

S&P 500 Index Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value
The Hershey Co.	1,581	$140,440
The JM Smucker Co.	947	102,664
Tyson Foods Inc., Class A	3,200	136,416
		2,864,996

Paper Packaging — 0.2%

Avery Dennison Corp.	1,086	66,181
MeadWestvaco Corp.	1,800	84,942
Sealed Air Corp.	2,314	118,893
WestRock Co.	771	46,954	(a)
		316,970

Paper Products — 0.1%

International Paper Co.	4,475	212,965

Personal Products — 0.1%

The Estee Lauder Companies Inc., Class A	2,279	197,498

Pharmaceuticals — 6.4%

AbbVie Inc.	17,773	1,194,168
Allergan PLC	4,051	1,229,316	(a)
Bristol-Myers Squibb Co.	17,126	1,139,564
Eli Lilly & Co.	10,046	838,741
Endo International PLC	1,700	135,405	(a)
Hospira Inc.	1,839	163,138	(a)
Johnson & Johnson	28,516	2,779,169
Mallinckrodt PLC	1,200	141,264	(a)
Merck & Company Inc.	29,050	1,653,817
Mylan N.V.	3,904	264,925	(a)
Perrigo Company PLC	1,475	272,624
Pfizer Inc.	63,443	2,127,244
Zoetis Inc.	5,046	243,318
		12,182,693

Property & Casualty Insurance — 0.8%

ACE Ltd.	3,300	335,544
Cincinnati Financial Corp.	1,692	84,904
The Allstate Corp.	4,286	278,033
The Chubb Corp.	2,362	224,721
The Progressive Corp.	5,373	149,531
The Travelers Companies Inc.	3,332	322,071
XL Group PLC	2,456	91,363
		1,486,167

Publishing — 0.1%

Gannett Company Inc.	1,285	17,977	(a)
News Corp., Class A	5,300	77,327	(a)
		95,304

Railroads — 0.8%

CSX Corp.	10,109	330,059
Kansas City Southern	1,200	109,440
Norfolk Southern Corp.	3,245	283,483
Union Pacific Corp.	9,022	860,428
		1,583,410

	Number of Shares	Fair Value

Real Estate Services — 0.1%

CBRE Group Inc., Class A	3,044	$112,628	(a)

Regional Banks — 1.0%

BB&T Corp.	7,500	302,325
Fifth Third Bancorp	8,216	171,057
Huntington Bancshares Inc.	8,934	101,044
KeyCorp	8,528	128,091
M&T Bank Corp.	1,406	175,652
People’s United Financial Inc.	3,200	51,872
Regions Financial Corp.	13,368	138,492
SunTrust Banks Inc.	5,329	229,254
The PNC Financial Services Group Inc.	5,339	510,675
Zions Bancorporation	1,900	60,296
		1,868,758

Research & Consulting Services — 0.2%

Equifax Inc.	1,300	126,217
Nielsen N.V.	3,300	147,741
The Dun & Bradstreet Corp.	400	48,800
		322,758

Residential REITs — 0.4%

Apartment Investment & Management Co., Class A	1,831	67,619
AvalonBay Communities Inc.	1,372	219,342
Equity Residential	3,808	267,207
Essex Property Trust Inc.	700	148,750
		702,918

Restaurants — 1.3%

Chipotle Mexican Grill Inc.	300	181,497	(a)
Darden Restaurants Inc.	1,229	87,357
McDonald’s Corp.	9,937	944,711
Starbucks Corp.	15,496	830,818
Yum! Brands Inc.	4,474	403,018
		2,447,401

Retail REITs — 0.5%

General Growth Properties Inc.	6,000	153,960
Kimco Realty Corp.	4,531	102,129
Realty Income Corp.	2,400	106,536
Simon Property Group Inc.	3,179	550,031
The Macerich Co.	1,544	115,182
		1,027,838

Security & Alarm Services — 0.1%

The ADT Corp.	1,650	55,390
Tyco International PLC	4,200	161,616
		217,006

Semiconductor Equipment — 0.2%

Applied Materials Inc.	12,794	245,900
KLA-Tencor Corp.	1,600	89,936

See Notes to Schedules of Investments and Notes to Financial Statements.

9

S&P 500 Index Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value
Lam Research Corp.	1,625	$132,194
		468,030

Semiconductors — 2.1%

Altera Corp.	2,925	149,760
Analog Devices Inc.	3,100	198,973
Avago Technologies Ltd.	2,600	345,618
Broadcom Corp., Class A	5,634	290,095
First Solar Inc.	910	42,752	(a)
Intel Corp.	48,930	1,488,206
Linear Technology Corp.	2,600	114,998
Microchip Technology Inc.	2,200	104,335
Micron Technology Inc.	11,026	207,730	(a)
NVIDIA Corp.	5,038	101,314
Qorvo Inc.	1,500	120,405	(a)
Skyworks Solutions Inc.	2,000	208,200
Texas Instruments Inc.	10,782	555,381
Xilinx Inc.	2,587	114,242
		4,042,009

Soft Drinks — 1.8%

Coca-Cola Enterprises Inc.	2,118	92,006
Dr Pepper Snapple Group Inc.	2,100	153,090
Monster Beverage Corp.	1,500	201,030	(a)
PepsiCo Inc.	15,281	1,426,328
The Coca-Cola Co.	40,603	1,592,856
		3,465,310

Specialized Consumer Services — 0.0%*

H&R Block Inc.	3,092	91,678

Specialized Finance — 0.6%

CME Group Inc.	3,274	304,678
Intercontinental Exchange Inc.	1,151	257,375
McGraw Hill Financial Inc.	2,794	280,657
Moody’s Corp.	1,884	203,397
The NASDAQ OMX Group Inc.	1,200	58,572
		1,104,679

Specialized REITs — 0.8%

American Tower Corp.	4,300	401,147
Crown Castle International Corp.	3,500	281,050
Equinix Inc.	600	152,400
Iron Mountain Inc.	1,886	58,466
Plum Creek Timber Company Inc.	1,800	73,026
Public Storage	1,506	277,661
Weyerhaeuser Co.	5,505	173,408
		1,417,158

Specialty Chemicals — 0.6%

Ecolab Inc.	2,802	316,822
International Flavors & Fragrances Inc.	847	92,569
PPG Industries Inc.	2,810	322,363
Sigma-Aldrich Corp.	1,228	171,122
The Sherwin-Williams Co.	863	237,342
		1,140,218

	Number of Shares	Fair Value

Specialty Stores — 0.2%

Staples Inc.	7,050	$107,936
Tiffany & Co.	1,229	112,822
Tractor Supply Co.	1,500	134,910
		355,668

Steel — 0.1%

Allegheny Technologies Inc.	1,351	40,800
Nucor Corp.	3,183	140,275
		181,075

Systems Software — 2.9%

CA Inc.	3,403	99,674
Microsoft Corp.	83,336	3,679,284
Oracle Corp.	32,815	1,322,444
Red Hat Inc.	2,000	151,860	(a)
Symantec Corp.	6,851	159,286
		5,412,548

Technology Hardware, Storage & Peripherals — 4.8%

Apple Inc.	59,355	7,444,601	(d)
EMC Corp.	19,956	526,639
Hewlett-Packard Co.	18,555	556,835
NetApp Inc.	3,096	97,710
SanDisk Corp.	2,300	133,906
Seagate Technology PLC	3,294	156,465
Western Digital Corp.	2,200	172,524
		9,088,680

Thrifts & Mortgage Finance — 0.0%*

Hudson City Bancorp Inc.	5,300	52,364

Tires & Rubber — 0.0%*

The Goodyear Tire & Rubber Co.	2,619	78,963

Tobacco — 1.4%

Altria Group Inc.	20,324	994,047
Philip Morris International Inc.	16,019	1,284,243
Reynolds American Inc.	4,171	311,407
		2,589,697

Trading Companies & Distributors — 0.2%

Fastenal Co.	2,700	113,886
United Rentals Inc.	1,000	87,620	(a)
WW Grainger Inc.	582	137,730
		339,236

Trucking — 0.1%

JB Hunt Transport Services Inc.	900	73,881
Ryder System Inc.	631	55,130
		129,011

Total Common Stock (Cost $104,305,758)		187,770,437

See Notes to Schedules of Investments and Notes to Financial Statements.

10

S&P 500 Index Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Fair Value
Short-Term Investments — 1.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $2,113,238)	$2,113,238	(e,f)

Total Investments (Cost $106,418,996)	189,883,675

Liabilities in Excess of Other Assets, net — (0.3)%	(656,479)

NET ASSETS — 100.0%	$189,227,196

Other Information:

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2015	24	$2,465,280	$(42,370)

See Notes to Schedules of Investments and Notes to Financial Statements.

11

Notes to Schedule of Investments	June 30, 2015 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	General Electric Co. is the parent company of GE Asset Management Incorporated (“GEAM”), the Fund’s investment adviser.
(d)	At June 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures.

(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s sub-advisor and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2015.

*	Less than 0.05%.

Abbreviations:

REIT	— Real Estate Investment Trust

12

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/15†		12/31/14		12/31/13		12/31/12		12/31/11		12/31/10
Inception date	—		—		—		—		—		4/15/85
Net asset value, beginning of period	$36.60		$32.83		$25.29		$22.31		$22.37		$19.82
Income/(loss) from investment operations:
Net investment income	0.33		0.61		0.55		0.52		0.44		0.40
Net realized and unrealized gains/(losses) on investments	0.06		3.76		7.53		2.98		(0.06)		2.54
Total income from investment operations	0.39		4.37		8.08		3.50		0.38		2.94
Less distributions from:
Net investment income	—		0.60		0.54		0.52		0.44		0.39
Total distributions	—		0.60		0.54		0.52		0.44		0.39
Net asset value, end of period	$36.99		$36.60		$32.83		$25.29		$22.31		$22.37
TOTAL RETURN (a)	1.07%		13.28%		31.97%		15.70%		1.71%		14.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$189,227		$203,262		$206,556		$183,040		$179,556		$217,344
Ratios to average net assets:
Net expenses	0.37%	(c)*	0.41%	(b)(c)	0.35%	(b)(c)	0.38%	(b)(c)	0.40%	(b)(c)	0.33%	(b)(c)
Gross expenses	0.42%	*	0.46%		0.40%		0.43%		0.45%		0.38%
Net investment income	1.69%	*	1.65%		1.75%		1.93%		1.73%		1.79%
Portfolio turnover rate	1%		2%		3%		6%		3%		4%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Reflects GE Asset Management’s contractual arrangement with the Company to limit the advisory and administrative fee charged to the Fund to 0.30% of the average daily net assets of the Fund.
†	Unaudited.
*	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities June 30, 2015	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $101,095,025)	$185,012,843
Investments in affiliated securities, at Fair Value (cost $3,210,733)	2,757,594
Short-term investments, at Amortized Cost	2,113,238
Cash	17,392
Restricted cash	110,400
Receivable for investments sold	35,164
Income receivables	217,309
Receivable for fund shares sold	5,775
Variation margin receivable	4,711
Other assets	5,459
Total assets	190,279,885
LIABILITIES
Payable for investments purchased	120,839
Payable for fund shares redeemed	833,315
Payable to GEAM	47,996
Accrued other expenses	50,539
Total liabilities	1,052,689
NET ASSETS	$189,227,196
NET ASSETS CONSIST OF:
Capital paid in	$117,610,409
Undistributed (distributions in excess of) net investment income	1,669,598
Accumulated net realized loss	(13,475,120)
Net unrealized appreciation (depreciation) on:
Investments	83,464,679
Futures	(42,370)
NET ASSETS	$189,227,196

Shares outstanding ($0.01 par value; unlimited shares authorized)	5,115,476
Net asset value per share	$36.99

The accompanying Notes are an integral part of these financial statements.

14

Statement of Operations For the period ended June 30, 2015	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$1,987,719
Interest	81
Income from affiliated investments	48,616
Less: Foreign taxes withheld	(262)
Total income	2,036,154
Expenses
Advisory and administration fees	349,208
Directors’ fees	4,806
Custody and accounting expenses	27,545
Professional fees	11,359
Other expenses	21,459
Total expenses before waivers	414,377

Less: Fees waived by the adviser	(49,439)
Net expenses	364,938
Net investment income	$1,671,216
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$7,552,152
Affiliated investments	(10,629)
Futures	268,558

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(7,023,174)
Futures	(192,673)
Net realized and unrealized gain (loss) on investments	594,234
Net increase in net assets resulting from operations	$2,265,450

The accompanying Notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015*	Year Ended December 31, 2014

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,671,216	$3,337,403
Net realized gain (loss) on investments and futures	7,810,081	15,253,267
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(7,215,847)	6,652,074
Net increase (decrease) from operations	2,265,450	25,242,744
Distributions to shareholders from:
Net investment income	—	(3,267,833)
Total distributions	—	(3,267,833)
Increase (decrease) in assets from operations and distributions	2,265,450	21,974,911
Share transactions:
Proceeds from sale of shares	1,151,973	4,595,229
Value of distributions reinvested	—	3,267,833
Cost of shares redeemed	(17,452,393)	(33,131,459)
Net increase (decrease) from share transactions	(16,300,420)	(25,268,397)
Total increase (decrease) in net assets	(14,034,970)	(3,293,486)

NET ASSETS
Beginning of period	203,262,166	206,555,652
End of period	$189,227,196	$203,262,166
Undistributed (distributions in excess of) net investment income, end of period	$1,669,598	$(1,618)

CHANGES IN FUND SHARES
Shares sold	31,417	132,481
Issued for distributions reinvested	—	88,463
Shares redeemed	(469,613)	(958,485)
Net decrease in fund shares	(438,196)	(737,541)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

16

Notes to Financial Statements	June 30, 2015 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund (the “Fund”), Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various types of derivative transactions (such as futures) to gain exposure to certain types of securities as an alternative to investing directly in or selling securities comprising the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”).

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2015, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

17

Notes to Financial Statements	June 30, 2015 (Unaudited)

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be

18

Notes to Financial Statements	June 30, 2015 (Unaudited)

valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$187,770,437	$—	$—	$187,770,437
Short-Term Investments	2,113,238	—	—	2,113,238

Total Investments in Securities	$189,883,675	$—	$—	$189,883,675

Other Financial Instruments*
Long Futures Contracts — Unrealized Depreciation	$(42,370)	$—	$—	$(42,370)

†	See Schedule of Investments for industry classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

19

Notes to Financial Statements	June 30, 2015 (Unaudited)

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2015.

	Asset Derivatives June 30, 2015		Liability Derivatives June 30, 2015
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	—	Liabilities, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	(42,370	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	12,192,962/ (14,831,947)	268,558	(192,673)

During the six-month period ended June 30, 2015, the Fund had an average notional value of $3,558,098 on long futures contracts. Please refer to the table following the Schedule of Investments for open futures contracts at June 30, 2015.

5.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

GEAM has entered into a contractual arrangement with the Company to limit the Management Fee charged to the Fund to 0.30% of the average daily net assets of the Fund (the “Management Fee Limitation Agreement”). Unless terminated or amended, this Management Fee Limitation Agreement will continue in effect until April 30, 2016. The Management Fee Limitation Agreement can be amended or terminated only with the approval of the Company’s Board of Directors and GEAM.

Directors’ Compensation  The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

6.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with GEAM, SSGA Funds Management, Inc. (“SSGA FM”) is the sub-adviser to the Fund. SSGA FM is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board. For its services, GEAM pays SSGA FM monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

20

Notes to Financial Statements	June 30, 2015 (Unaudited)

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2015, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$2,032,536	$13,568,263

Affiliated Investments  Transactions with affiliated investments for the six-month period ended June 30, 2015 were as follows:

Security	Value, beginning of period	Cost of purchases	Proceeds from sales	Dividend/ Interest income	Realized gain (loss)	Value, end of period
General Electric, Common Stock	$2,741,441	$—	$(125,284)	$48,616	$(10,629)	$2,757,594

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2011, 2012, 2013, and 2014 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$114,127,536	$79,163,381	$(3,407,242)	$75,756,139

As of December 31, 2014, the Fund had capital loss carryovers, as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders.

Amount
Short-Term	Long-Term	Expires
$10,372,020	$—	12/31/2017
3,073,444	—	12/31/2018

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2014, the Fund utilized $14,935,948 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

21

Notes to Financial Statements	June 30, 2015 (Unaudited)

The Fund incurred no such losses for the year ended December 31, 2014.

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2014	$3,267,833	$—	$3,267,833
2013	3,372,501	—	3,372,501

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to)

investments in futures, distributions from real estate investment trusts and other equity investments, litigation proceeds, investments in passive foreign investment companies and losses due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2014 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Gain	Capital Paid In
$(70,252)	$48,385	$4,645	$17,222

22

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years  Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  54

Position(s) Held with Fund  Director and Executive Vice President

Term of Office and Length of Time Served  Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 years  Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

JoonWon Choe

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  45

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  47

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 years  Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

23

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Position(s) Held with Fund  Chairman of the Board

Term of Office and Length of Time Served  Until successor is elected and qualified – 18 years

Principal Occupation(s) During Past 5 years  General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Positions(s) Held with Fund  Director

Term of office and Length of Time served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  52

Position(s) Held with Fund  Director

Term of Office and Length of Time Served  Until successor is elected and qualified – 3 years

Principal Occupation(s) During Past 5 Years  Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

24

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

25

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Small-Cap Equity Fund

Semi-Annual Report

June 30, 2015

GE Investments Funds, Inc.

Small-Cap Equity Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Small-Cap Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Small-Cap Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks. The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. This orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund the potential to benefit from both value and growth cycles in the marketplace.

Sector Allocation

as a % of Investments of $44,759 (in thousands) on June 30, 2015 (a)(b)

Top Ten Largest Holdings

as of June 30, 2015 (as a % of Investments) (a)(b)

Blackbaud Inc.	1.48%
The Fresh Market Inc.	1.42%
Woodward Inc.	0.99%
John Wiley & Sons Inc., Class A	0.90%
Endurance Specialty Holdings Ltd.	0.88%
MEDNAX Inc.	0.87%
UMB Financial Corp.	0.83%
CLARCOR Inc.	0.79%
WEX Inc.	0.79%
Raymond James Financial Inc.	0.78%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Small-Cap Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2015 – June 30, 2015

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,045.90	6.75
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,018.20	6.66

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.33% (for the period January 1, 2015 - June 30, 2015), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Small-Cap Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

Small-Cap Equity Fund

	Number of Shares	Fair Value
Common Stock — 91.4%†

Aerospace & Defense — 1.0%

Esterline Technologies Corp.	2,309	$220,140	(a)
Moog Inc., Class A	418	29,544	(a)
Teledyne Technologies Inc.	1,767	186,436	(a)
		436,120

Agricultural & Farm Machinery — 0.8%

AGCO Corp.	6,145	348,913

Agricultural Products — 0.8%

Darling Ingredients Inc.	22,495	329,777	(a)
Fresh Del Monte Produce Inc.	514	19,871
		349,648

Alternative Carriers — 0.1%

Inteliquent Inc.	1,200	22,080

Aluminum — 0.0%*

Century Aluminum Co.	1,555	16,219	(a)

Apparel Retail — 1.1%

Abercrombie & Fitch Co., Class A	1,024	22,026
Citi Trends Inc.	800	19,360	(a)
Genesco Inc.	2,536	167,452	(a)
The Buckle Inc.	4,931	225,692
The Children’s Place Inc.	400	26,164
The Finish Line Inc., Class A	438	12,185
Zumiez Inc.	600	15,978	(a)
		488,857

Apparel, Accessories & Luxury Goods — 1.0%

Columbia Sportswear Co.	2,695	162,940
Iconix Brand Group Inc.	11,095	277,042	(a)
		439,982

Application Software — 6.0%

ACI Worldwide Inc.	7,876	193,513	(a)
Blackbaud Inc.	11,605	660,905
Bottomline Technologies Inc.	2,500	69,525	(a)
BroadSoft Inc.	600	20,742	(a)
Fair Isaac Corp.	297	26,962
Glu Mobile Inc.	3,100	19,251	(a)
Guidewire Software Inc.	6,300	333,459	(a)
Jive Software Inc.	12,148	63,777	(a)
Mentor Graphics Corp.	4,700	124,221
MicroStrategy Inc., Class A	130	22,110	(a)
PROS Holdings Inc.	7,900	166,769	(a)
PTC Inc.	5,739	235,414	(a)
Qlik Technologies Inc.	4,700	164,312	(a)

	Number of Shares	Fair Value
RealPage Inc.	9,650	$184,025	(a)
Solera Holdings Inc.	4,672	208,184
SS&C Technologies Holdings Inc.	2,851	178,188
		2,671,357

Asset Management & Custody Banks — 0.7%

Cohen & Steers Inc.	423	14,416
Financial Engines Inc.	6,300	267,624
Westwood Holdings Group Inc.	372	22,160
		304,200

Auto Parts & Equipment — 0.7%

American Axle & Manufacturing Holdings Inc.	1,012	21,161	(a)
Cooper-Standard Holding Inc.	361	22,191	(a)
Gentherm Inc.	300	16,473	(a)
Tenneco Inc.	4,774	274,218	(a)
		334,043

Automobile Manufacturers — 0.6%

Thor Industries Inc.	3,705	208,517
Winnebago Industries Inc.	2,023	47,723
		256,240

Automotive Retail — 0.9%

CST Brands Inc.	4,500	175,770
Group 1 Automotive Inc.	1,837	166,855
Monro Muffler Brake Inc.	1,312	81,554
		424,179

Biotechnology — 1.8%

Acorda Therapeutics Inc.	700	23,331	(a)
Aegerion Pharmaceuticals Inc.	800	15,176	(a)
Agios Pharmaceuticals Inc.	200	22,228	(a)
AMAG Pharmaceuticals Inc.	500	34,530	(a)
Anacor Pharmaceuticals Inc.	200	15,486	(a)
Cepheid	3,600	220,140	(a)
Cytori Therapeutics Inc.	39,200	21,834	(a)
Halozyme Therapeutics Inc.	1,300	29,354	(a)
Infinity Pharmaceuticals Inc.	1,600	17,520	(a)
Inovio Pharmaceuticals Inc.	3,000	24,480	(a)
Isis Pharmaceuticals Inc.	200	11,510	(a)
MacroGenics Inc.	900	34,173	(a)
Merrimack Pharmaceuticals Inc.	1,000	12,365	(a)
MiMedx Group Inc.	1,200	13,908	(a)
Neurocrine Biosciences Inc.	600	28,656	(a)
Ophthotech Corp.	250	13,015	(a)
OPKO Health Inc.	1,599	25,712	(a)
Raptor Pharmaceutical Corp.	1,900	30,001	(a)
Repligen Corp.	4,288	176,966	(a)
Sangamo Biosciences Inc.	2,100	23,289	(a)
		793,674

Brewers — 0.0%*

Craft Brew Alliance Inc.	610	6,747	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

3

Small-Cap Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value

Broadcasting — 0.0%*

Gray Television Inc.	1,272	$19,945	(a)

Building Products — 0.3%

American Woodmark Corp.	300	16,455	(a)
Builders FirstSource Inc.	3,472	44,580	(a)
Patrick Industries Inc.	750	28,538	(a)
Universal Forest Products Inc.	971	50,521
		140,094

Cable & Satellite — 0.1%

Starz, Class A	700	31,304	(a)

Casinos & Gaming — 0.1%

Churchill Downs Inc.	200	25,010
Pinnacle Entertainment Inc.	911	33,962	(a)
		58,972

Commercial Printing — 0.4%

Brady Corp., Class A	6,300	155,862
Multi-Color Corp.	300	19,164
		175,026

Commodity Chemicals — 0.2%

Koppers Holdings Inc.	3,090	76,385

Communications Equipment — 0.6%

ADTRAN Inc.	2,000	32,500
ARRIS Group Inc.	900	27,540	(a)
Bel Fuse Inc., Class B	862	17,688
CalAmp Corp.	2,000	36,520	(a)
Ciena Corp.	1,340	31,731	(a)
Finisar Corp.	1,594	28,485	(a)
InterDigital Inc.	200	11,378
Plantronics Inc.	483	27,198
Polycom Inc.	1,400	16,016	(a)
Ruckus Wireless Inc.	2,281	23,586	(a)
		252,642

Construction & Engineering — 0.9%

Chicago Bridge & Iron Company N.V.	6,445	322,508
Comfort Systems USA Inc.	1,204	27,632
Dycom Industries Inc.	332	19,538	(a)
Granite Construction Inc.	660	23,436
		393,114

Construction Machinery & Heavy Trucks — 0.7%

Alamo Group Inc.	1,100	60,104
Astec Industries Inc.	1,354	56,624
FreightCar America Inc.	622	12,987
The Greenbrier Companies Inc.	541	25,346
Trinity Industries Inc.	4,010	105,984
Wabash National Corp.	4,142	51,941	(a)
		312,986

	Number of Shares	Fair Value

Construction Materials — 0.0%*

Headwaters Inc.	1,159	$21,117	(a)

Consumer Electronics — 0.1%

Skullcandy Inc.	2,115	16,222	(a)
ZAGG Inc.	2,000	15,840	(a)
		32,062

Data Processing & Outsourced Services — 2.8%

Blackhawk Network Holdings Inc.	700	28,840	(a)
Broadridge Financial Solutions Inc.	5,635	281,806
Cardtronics Inc.	4,500	166,725	(a)
CoreLogic Inc.	4,665	185,154	(a)
CSG Systems International Inc.	3,170	100,362
Global Cash Access Holdings Inc.	11,509	89,080	(a)
Higher One Holdings Inc.	9,328	27,891	(a)
WEX Inc.	3,100	353,307	(a)
		1,233,165

Distributors — 0.7%

LKQ Corp.	9,851	297,944	(a)

Diversified Metals & Mining — 0.0%*

Materion Corp.	504	17,766

Diversified REITs — 0.1%

Cousins Properties Inc.	3,597	37,337

Diversified Support Services — 1.3%

Healthcare Services Group Inc.	7,274	240,406
Ritchie Bros Auctioneers Inc.	10,130	282,830
UniFirst Corp.	358	40,042
		563,278

Education Services — 0.6%

Bright Horizons Family Solutions Inc.	1,000	57,800	(a)
Capella Education Co.	250	13,418
DeVry Education Group Inc.	433	12,981
Grand Canyon Education Inc.	500	21,200	(a)
ITT Educational Services Inc.	6,708	26,631	(a)
K12 Inc.	9,790	123,843	(a)
		255,873

Electric Utilities — 0.6%

ALLETE Inc.	356	16,515
IDACORP Inc.	4,227	237,304
		253,819

Electrical Components & Equipment — 0.4%

Encore Wire Corp.	1,342	59,437
EnerSys	627	44,072
Enphase Energy Inc.	2,000	15,220	(a)
Regal Beloit Corp.	319	23,156
Thermon Group Holdings Inc.	943	22,698	(a)
		164,583

See Notes to Schedules of Investments and Notes to Financial Statements.

4

Small-Cap Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value

Electronic Components — 0.4%

DTS Inc.	600	$18,294	(a)
Littelfuse Inc.	1,642	155,809
		174,103

Electronic Equipment & Instruments — 0.8%

Coherent Inc.	653	41,453	(a)
Control4 Corp.	4,669	41,507	(a)
FARO Technologies Inc.	549	25,638	(a)
Newport Corp.	1,000	18,960	(a)
Rofin-Sinar Technologies Inc.	1,095	30,222	(a)
Zebra Technologies Corp., Class A	1,759	195,337	(a)
		353,117

Electronic Manufacturing Services — 0.2%

Methode Electronics Inc.	1,730	47,489
Plexus Corp.	1,424	62,485	(a)
		109,974

Environmental & Facilities Services — 0.7%

Clean Harbors Inc.	5,870	315,454	(a)

Fertilizers & Agricultural Chemicals — 0.4%

American Vanguard Corp.	4,100	56,580
Intrepid Potash Inc.	11,866	141,680	(a)
		198,260

Food Distributors — 0.5%

SpartanNash Co.	7,449	242,390

Food Retail — 2.1%

Casey’s General Stores Inc.	3,012	288,369
The Fresh Market Inc.	19,805	636,533	(a)
		924,902

Footwear — 1.0%

Crocs Inc.	1,528	22,477	(a)
Deckers Outdoor Corp.	1,928	138,758	(a)
Skechers U.S.A. Inc., Class A	367	40,293	(a)
Wolverine World Wide Inc.	8,700	247,776
		449,304

Forest Products — 0.1%

Boise Cascade Co.	656	24,062	(a)

Gas Utilities — 0.1%

South Jersey Industries Inc.	1,512	37,392

General Merchandise Stores — 0.0%*

Burlington Stores Inc.	357	18,278	(a)

Health Care REITs — 0.3%

National Health Investors Inc.	160	9,968

	Number of Shares	Fair Value
Omega Healthcare Investors Inc.	1,990	$68,317
Sabra Health Care REIT Inc.	2,435	62,677
		140,962

Healthcare Distributors — 0.5%

Aceto Corp.	3,200	78,816
Owens & Minor Inc.	3,624	123,216
		202,032

Healthcare Equipment — 4.2%

Cantel Medical Corp.	3,000	161,010
Exactech Inc.	660	13,748	(a)
Globus Medical Inc., Class A	8,510	218,452	(a)
Greatbatch Inc.	297	16,014	(a)
Hill-Rom Holdings Inc.	5,629	305,824
Inogen Inc.	700	31,220	(a)
Insulet Corp.	5,100	158,023	(a)
Integra LifeSciences Holdings Corp.	4,900	330,113	(a)
Masimo Corp.	5,400	209,196	(a)
Natus Medical Inc.	1,528	65,032	(a)
NuVasive Inc.	4,400	208,472	(a)
Orthofix International N.V.	793	26,264	(a)
STERIS Corp.	2,400	154,656
		1,898,024

Healthcare Facilities — 0.7%

Amsurg Corp.	3,945	275,953	(a)
Kindred Healthcare Inc.	1,137	23,069
		299,022

Healthcare Services — 1.8%

Air Methods Corp.	2,535	104,797	(a)
IPC Healthcare Inc.	4,818	266,869	(a)
MEDNAX Inc.	5,251	389,151	(a)
RadNet Inc.	3,000	20,070	(a)
Team Health Holdings Inc.	472	30,836	(a)
		811,723

Healthcare Supplies — 1.5%

Endologix Inc.	8,582	131,648	(a)
Halyard Health Inc.	3,200	129,600	(a)
ICU Medical Inc.	1,900	181,754	(a)
Merit Medical Systems Inc.	317	6,828	(a)
OraSure Technologies Inc.	4,500	24,255	(a)
Vascular Solutions Inc.	700	24,304	(a)
West Pharmaceutical Services Inc.	3,200	185,856
		684,245

Healthcare Technology — 1.4%

HMS Holdings Corp.	9,741	167,253	(a)
MedAssets Inc.	1,663	36,686	(a)
Medidata Solutions Inc.	3,200	173,824	(a)
Merge Healthcare Inc.	4,800	23,040	(a)
Omnicell Inc.	4,600	173,466	(a)
Quality Systems Inc.	1,435	23,778
Veeva Systems Inc., Class A	589	16,509	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

5

Small-Cap Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value
Vocera Communications Inc.	2,222	$25,442	(a)
		639,998

Home Building — 0.1%

Installed Building Products Inc.	501	12,265	(a)
Meritage Homes Corp.	1,034	48,691	(a)
		60,956

Home Furnishing Retail — 0.0%*

Pier 1 Imports Inc.	1,165	14,714

Home Furnishings — 0.1%

Ethan Allen Interiors Inc.	1,661	43,751

Hotel & Resort REITs — 0.6%

Ashford Hospitality Trust Inc.	2,956	25,008
Hersha Hospitality Trust	1,497	38,370
RLJ Lodging Trust	3,283	97,768
Ryman Hospitality Properties Inc.	408	21,669
Strategic Hotels & Resorts Inc.	1,773	21,489	(a)
Summit Hotel Properties Inc.	3,335	43,388
		247,692

Hotels, Resorts & Cruise Lines — 0.3%

Interval Leisure Group Inc.	5,794	132,393

Household Appliances — 0.1%

Helen of Troy Ltd.	435	42,408	(a)

Housewares & Specialties — 0.7%

Jarden Corp.	5,675	293,681	(a)

Human Resource & Employment Services — 0.1%

Insperity Inc.	464	23,618
TrueBlue Inc.	1,104	33,009	(a)
		56,627

Industrial Conglomerates — 0.3%

Raven Industries Inc.	6,300	128,079

Industrial Machinery — 6.6%

Actuant Corp., Class A	8,400	193,956
Altra Industrial Motion Corp.	1,175	31,936
Barnes Group Inc.	1,500	58,485
CLARCOR Inc.	5,682	353,648
IDEX Corp.	3,055	240,062
John Bean Technologies Corp.	1,177	44,243
LB Foster Co., Class A	661	22,877
Luxfer Holdings PLC ADR	6,796	88,348
Lydall Inc.	3,600	106,416	(a)
Mueller Industries Inc.	6,079	211,063
NN Inc.	419	10,693
Nordson Corp.	1,975	153,833
RBC Bearings Inc.	3,000	215,280	(a)
Standex International Corp.	2,000	159,860

	Number of Shares	Fair Value
The Gorman-Rupp Co.	1,400	$39,312
The Timken Co.	6,465	236,425
TriMas Corp.	10,930	323,528	(a)
Woodward Inc.	8,088	444,759
		2,934,724

Industrial REITs — 0.1%

Rexford Industrial Realty Inc.	1,952	28,460
STAG Industrial Inc.	1,833	36,660
		65,120

Internet Retail — 0.1%

Liberty TripAdvisor Holdings Inc., Class A	700	22,554	(a)

Internet Software & Services — 1.7%

Angie’s List Inc.	3,900	24,024	(a)
Bankrate Inc.	1,074	11,266	(a)
Cimpress N.V.	300	25,248	(a)
Constant Contact Inc.	900	25,884	(a)
Cornerstone OnDemand Inc.	3,899	135,685	(a)
Endurance International Group Holdings Inc.	1,300	26,858	(a)
Everyday Health Inc.	1,824	23,311	(a)
GrubHub Inc.	613	20,885	(a)
LogMeIn Inc.	4,300	277,307	(a)
NIC Inc.	9,810	179,327
XO Group Inc.	1,584	25,898	(a)
		775,693

Investment Banking & Brokerage — 1.1%

Greenhill & Company Inc.	1,075	44,430
Piper Jaffray Cos.	976	42,592	(a)
Raymond James Financial Inc.	5,896	351,284
Stifel Financial Corp.	596	34,413	(a)
		472,719

IT Consulting & Other Services — 0.1%

Luxoft Holding Inc.	501	28,331	(a)
Perficient Inc.	916	17,624	(a)
		45,955

Leisure Facilities — 0.0% *

Vail Resorts Inc.	193	21,076

Life & Health Insurance — 0.2%

American Equity Investment Life Holding Co.	2,020	54,500
StanCorp Financial Group Inc.	509	38,485
		92,985

Life Sciences Tools & Services — 1.5%

Albany Molecular Research Inc.	5,500	111,210	(a)
Bruker Corp.	6,441	131,461	(a)
Cambrex Corp.	976	42,885	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

6

Small-Cap Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value
Charles River Laboratories International Inc.	388	$27,292	(a)
ICON PLC	4,820	324,386	(a)
Luminex Corp.	1,100	18,986	(a)
PAREXEL International Corp.	487	31,319	(a)
		687,539

Managed Healthcare — 1.1%

Centene Corp.	4,020	323,208	(a)
Molina Healthcare Inc.	2,130	149,739	(a)
		472,947

Marine — 0.1%

Matson Inc.	655	27,536

Multi-Line Insurance — 0.5%

HCC Insurance Holdings Inc.	2,811	215,997
Horace Mann Educators Corp.	353	12,842
		228,839

Multi-Utilities — 0.1%

Avista Corp.	1,045	32,029
Black Hills Corp.	678	29,595
		61,624

Office REITs — 0.6%

BioMed Realty Trust Inc.	11,759	227,419
Franklin Street Properties Corp.	1,840	20,811
Gramercy Property Trust Inc.	1,106	25,847
		274,077

Office Services & Supplies — 1.2%

ARC Document Solutions Inc.	2,232	16,986	(a)
Herman Miller Inc.	5,537	160,185
HNI Corp.	456	23,324
Knoll Inc.	885	22,152
Steelcase Inc., Class A	1,413	26,720
West Corp.	9,160	275,716
		525,083

Oil & Gas Drilling — 0.0%*

Nabors Industries Ltd.	1,377	19,870

Oil & Gas Equipment & Services — 1.5%

Basic Energy Services Inc.	2,917	22,023	(a)
CARBO Ceramics Inc.	3,880	161,525
Dril-Quip Inc.	1,017	76,529	(a)
Forum Energy Technologies Inc.	9,860	199,961	(a)
Geospace Technologies Corp.	542	12,493	(a)
Hornbeck Offshore Services Inc.	1,599	32,828	(a)
Natural Gas Services Group Inc.	1,043	23,801	(a)
Oil States International Inc.	2,676	99,628	(a)
Seventy Seven Energy Inc.	5,122	21,973	(a)
Willbros Group Inc.	11,300	14,464	(a)
		665,225

	Number of Shares	Fair Value

Oil & Gas Exploration & Production — 1.9%

Bill Barrett Corp.	2,333	$20,040	(a)
Carrizo Oil & Gas Inc.	590	29,052	(a)
Denbury Resources Inc.	31,700	201,612
Newfield Exploration Co.	7,310	264,037	(a)
Parsley Energy Inc., Class A	611	10,644	(a)
Sanchez Energy Corp.	5,240	51,352	(a)
SM Energy Co.	4,070	187,708
Synergy Resources Corp.	3,678	42,040	(a)
TransAtlantic Petroleum Ltd.	4,300	21,973	(a)
		828,458

Oil & Gas Refining & Marketing — 0.3%

Alon USA Energy Inc.	1,368	25,855
Delek US Holdings Inc.	673	24,780
Pacific Ethanol Inc.	2,400	24,768	(a)
PBF Energy Inc., Class A	799	22,708
Western Refining Inc.	1,296	56,531
		154,642

Packaged Foods & Meats — 2.6%

B&G Foods Inc.	6,800	194,004
Boulder Brands Inc.	1,380	9,577	(a)
J&J Snack Foods Corp.	108	11,953
Lancaster Colony Corp.	2,200	199,870
Sanderson Farms Inc.	2,420	181,887
Snyder’s-Lance Inc.	8,100	261,387
TreeHouse Foods Inc.	3,700	299,811	(a)
		1,158,489

Paper Packaging — 0.3%

Packaging Corporation of America	2,043	127,667

Paper Products — 0.1%

Neenah Paper Inc.	895	52,769

Personal Products — 0.1%

Elizabeth Arden Inc.	3,900	55,614	(a)

Pharmaceuticals — 0.5%

Horizon Pharma PLC	600	20,844	(a)
Lannett Company Inc.	444	26,391	(a)
Phibro Animal Health Corp., Class A	2,300	89,562
Prestige Brands Holdings Inc.	496	22,935	(a)
SciClone Pharmaceuticals Inc.	2,300	22,586	(a)
Sucampo Pharmaceuticals Inc., Class A	700	11,501	(a)
Supernus Pharmaceuticals Inc.	1,700	28,866	(a)
		222,685

Property & Casualty Insurance — 1.8%

Allied World Assurance Company Holdings AG	6,500	280,930
Argo Group International Holdings Ltd.	4,666	259,896

See Notes to Schedules of Investments and Notes to Financial Statements.

7

Small-Cap Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value
Federated National Holding Co.	500	$12,100
James River Group Holdings Ltd.	1,500	38,805
RLI Corp.	2,065	106,121
The Navigators Group Inc.	1,600	124,096	(a)
		821,948

Publishing — 0.9%

John Wiley & Sons Inc., Class A	7,401	402,392

Railroads — 0.5%

Genesee & Wyoming Inc., Class A	3,126	238,139	(a)

Real Estate Services — 0.1%

Altisource Portfolio Solutions S.A.	800	24,632	(a)
Marcus & Millichap Inc.	521	24,039	(a)
		48,671

Regional Banks — 8.4%

Bank of the Ozarks Inc.	1,085	49,639
BankUnited Inc.	1,101	39,559
Banner Corp.	742	35,564
Bryn Mawr Bank Corp.	4,100	123,656
Camden National Corp.	400	15,480
Cascade Bancorp	2,346	12,152	(a)
CoBiz Financial Inc.	868	11,345
Columbia Banking System Inc.	815	26,520
Community Bank System Inc.	4,300	162,411
Cullen/Frost Bankers Inc.	2,085	163,839
CVB Financial Corp.	11,800	207,798
Enterprise Financial Services Corp.	705	16,053
FCB Financial Holdings Inc., Class A	1,365	43,407	(a)
Fidelity Southern Corp.	967	16,865
First Financial Bankshares Inc.	4,700	162,808
Fulton Financial Corp.	13,687	178,752
Great Southern Bancorp Inc.	385	16,224
Home BancShares Inc.	1,005	36,743
Iberiabank Corp.	2,635	179,786
Independent Bank Corp.	2,500	117,225
Lakeland Financial Corp.	317	13,748
LegacyTexas Financial Group Inc.	1,615	48,773
NBT Bancorp Inc.	3,000	78,510
Old National Bancorp	1,568	22,673
PacWest Bancorp	1,379	64,482
PrivateBancorp Inc.	5,283	210,369
Prosperity Bancshares Inc.	5,624	324,730
Renasant Corp.	8,238	268,559
South State Corp.	401	30,472
Southwest Bancorp Inc.	1,187	22,090
Stock Yards Bancorp Inc.	300	11,337
Susquehanna Bancshares Inc.	2,086	29,454
SVB Financial Group	1,535	221,009	(a)
UMB Financial Corp.	6,500	370,630
Umpqua Holdings Corp.	3,091	55,607
Union Bankshares Corp.	1,222	28,399
United Community Banks Inc.	830	17,322
Washington Trust Bancorp Inc.	3,300	130,284
Westamerica Bancorporation	2,612	132,298

	Number of Shares	Fair Value
Wintrust Financial Corp.	901	$48,096
		3,744,668

Reinsurance — 1.0%

Endurance Specialty Holdings Ltd.	6,000	394,200
Maiden Holdings Ltd.	2,859	45,115
RenaissanceRe Holdings Ltd.	125	12,689
		452,004

Research & Consulting Services — 0.2%

Resources Connection Inc.	6,659	107,143

Residential REITs — 0.5%

Associated Estates Realty Corp.	2,570	73,579
Education Realty Trust Inc.	4,724	148,145
UMH Properties Inc.	2,070	20,286
		242,010

Restaurants — 0.8%

BJ’s Restaurants Inc.	488	23,643	(a)
Cracker Barrel Old Country Store Inc.	1,098	163,778
Texas Roadhouse Inc.	4,788	179,215
		366,636

Retail REITs — 0.1%

Inland Real Estate Corp.	4,082	38,452
Tanger Factory Outlet Centers Inc.	777	24,631
		63,083

Security & Alarm Services — 0.6%

The Brink’s Co.	8,455	248,831

Semiconductor Equipment — 0.6%

Advanced Energy Industries Inc.	700	19,243	(a)
Brooks Automation Inc.	1,180	13,511
Cabot Microelectronics Corp.	500	23,555	(a)
Cascade Microtech Inc.	1,800	27,405	(a)
Rudolph Technologies Inc.	14,297	171,707	(a)
		255,421

Semiconductors — 1.4%

Ambarella Inc.	300	30,807	(a)
Cirrus Logic Inc.	600	20,418	(a)
Cree Inc.	374	9,735	(a)
Diodes Inc.	1,405	33,875	(a)
Exar Corp.	2,293	22,425	(a)
Integrated Device Technology Inc.	1,800	39,060	(a)
Lattice Semiconductor Corp.	1,403	8,264	(a)
Microsemi Corp.	9,489	331,641	(a)
PMC-Sierra Inc.	2,300	19,688	(a)
Semtech Corp.	6,570	130,414	(a)
		646,327

Soft Drinks — 0.0%*

National Beverage Corp.	200	4,498	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

8

Small-Cap Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value

Specialized Finance — 0.1%

MarketAxess Holdings Inc.	260	$24,120
NewStar Financial Inc.	1,285	14,135	(a)
		38,255

Specialized REITs — 0.4%

CoreSite Realty Corp.	2,959	134,457
Potlatch Corp.	614	21,686
		156,143

Specialty Chemicals — 2.4%

A Schulman Inc.	400	17,488
Balchem Corp.	1,678	93,498
HB Fuller Co.	4,344	176,453
Innospec Inc.	2,200	99,088
OM Group Inc.	652	21,907
PolyOne Corp.	5,097	199,650
Quaker Chemical Corp.	1,952	173,416
Sensient Technologies Corp.	4,432	302,883
Stepan Co.	182	9,848
		1,094,231

Specialty Stores — 0.2%

Hibbett Sports Inc.	1,500	69,870	(a)

Steel — 0.7%

Commercial Metals Co.	6,504	104,585
Schnitzer Steel Industries Inc., Class A	992	17,330
TimkenSteel Corp.	6,895	186,096
		308,011

Systems Software — 1.4%

Barracuda Networks Inc.	609	24,128	(a)
FleetMatics Group PLC	4,700	220,101	(a)
Gigamon Inc.	779	25,699	(a)
Qualys Inc.	7,400	298,590	(a)
The Rubicon Project Inc.	1,534	22,949	(a)
VASCO Data Security International Inc.	1,100	33,209	(a)
		624,676

Technology Distributors — 0.2%
Insight Enterprises Inc.	761	22,761	(a)
ScanSource Inc.	928	35,320	(a)
Tech Data Corp.	577	33,212	(a)
		91,293

Technology Hardware, Storage & Peripherals — 0.7%

Diebold Inc.	8,055	281,925
Quantum Corp.	11,581	19,456	(a)
		301,381

Thrifts & Mortgage Finance — 0.2%

Essent Group Ltd.	948	25,928	(a)

	Number of Shares	Fair Value
HomeStreet Inc.	477	$10,885	(a)
Meridian Bancorp Inc.	2,000	26,820	(a)
Washington Federal Inc.	1,696	39,602
		103,235

Trading Companies & Distributors — 0.7%

Applied Industrial Technologies Inc.	7,407	293,687
Beacon Roofing Supply Inc.	753	25,015	(a)
		318,702

Trucking — 0.8%

ArcBest Corp.	400	12,720
Marten Transport Ltd.	1,756	38,105
Old Dominion Freight Line Inc.	3,906	267,971	(a)
Saia Inc.	1,231	48,366	(a)
		367,162

Total Common Stock (Cost $32,663,615)		40,881,834

Short-Term Investments — 8.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $3,876,792)		3,876,792	(b,c,d)

Total Investments (Cost $36,540,407)		44,758,626

Liabilities in Excess of Other Assets, net — (0.1)%		(43,032)

NET ASSETS — 100.0%		$44,715,594

Other Information:

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	September 2015	18	$2,250,720	$(22,956)

See Notes to Schedules of Investments and Notes to Financial Statements.

9

Notes to Schedule of Investments	June 30, 2015 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At June 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2015.

*	Less than 0.05%.

Abbreviations:

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

10

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/15†		12/31/14		12/31/13		12/31/12		12/31/11		12/31/10
Inception date	—		—		—		—		—		4/28/00
Net asset value, beginning of period	$14.39		$16.26		$13.37		$12.85		$12.46		$9.79
Income/(loss) from investment operations:
Net investment income (loss)	(0.02)		(0.06)		(0.03)		0.00	††	(0.01)		0.02	*
Net realized and unrealized gains/(losses) on investments	0.68		0.67		4.96		1.86		0.40		2.67
Total income from investment operations	0.66		0.61		4.93		1.86		0.39		2.69
Less distributions from:
Net investment income	—		—		—		0.00	††	0.00	††	0.02
Net realized gains	—		2.48		2.04		1.34		—		—
Total distributions	—		2.48		2.04		1.34		0.00		0.02
Net asset value, end of period	$15.05		$14.39		$16.26		$13.37		$12.85		$12.46
TOTAL RETURN (a)	4.59%		3.77%		36.89%		14.57%		3.13%		27.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$44,716		$43,460		$50,248		$41,942		$46,855		$55,527
Ratios to average net assets:
Net expenses	1.33%	**	1.33%	(b)	1.27%	(b)(c)	1.34%	(b)(c)	1.28%	(b)(c)	1.12%	(b)
Gross expenses	1.33%	**	1.33%		1.28%		1.38%		1.50%		1.13%
Net investment income (loss)	(0.29)%	**	(0.35)%		(0.23)%		0.01%		(0.07)%		0.18%
Portfolio turnover rate	20%		37%		39%		36%		44%		47%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Reflects a voluntary reimbursement of other operating expenses by GEAM.
†	Unaudited.
††	Rounds to less than $0.01.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities June 30, 2015	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $32,663,615)	$40,881,834
Short-term investments, at Amortized Cost	3,876,792
Cash	346
Restricted cash	152,780
Receivable for investments sold	64,670
Income receivables	33,284
Variation margin receivable	8,930
Other assets	1,101
Total assets	45,019,737
LIABILITIES
Payable for investments purchased	172,609
Payable for fund shares redeemed	10,356
Payable to GEAM	35,400
Accrued other expenses	85,778
Total liabilities	304,143
NET ASSETS	$44,715,594
NET ASSETS CONSIST OF:
Capital paid in	$33,553,178
Undistributed (distributions in excess of) net investment income	(63,258)
Accumulated net realized gain	3,030,411
Net unrealized appreciation (depreciation) on:
Investments	8,218,219
Futures	(22,956)
NET ASSETS	$44,715,594

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,971,568
Net asset value per share	$15.05

The accompanying Notes are an integral part of these financial statements.

12

Statement of Operations For the period ended June 30, 2015	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$224,187
Interest	67
Less: Foreign taxes withheld	(680)
Total income	223,574
Expenses
Advisory and administration fees	205,454
Directors’ fees	1,043
Custody and accounting expenses	57,585
Professional fees	11,322
Other expenses	11,428
Total Expenses	286,832
Net investment loss	$(63,258)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$2,690,200
Futures	160,257

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(773,452)
Futures	(49,554)
Net realized and unrealized gain (loss) on investments	2,027,451
Net increase in net assets resulting from operations	$1,964,193

The accompanying Notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015*	Year Ended December 31, 2014

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(63,258)	$(162,265)
Net realized gain (loss) on investments and futures	2,850,457	5,860,359
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(823,006)	(4,114,954)
Net increase (decrease) from operations	1,964,193	1,583,140
Distributions to shareholders from:
Net realized gains	—	(6,446,919)
Total distributions	—	(6,446,919)
Increase (decrease) in assets from operations and distributions	1,964,193	(4,863,779)
Share transactions:
Proceeds from sale of shares	2,935,500	908,347
Value of distributions reinvested	—	6,446,919
Cost of shares redeemed	(3,643,821)	(9,279,798)
Net increase (decrease) from share transactions	(708,321)	(1,924,532)
Total increase (decrease) in net assets	1,255,872	(6,788,311)

NET ASSETS
Beginning of period	43,459,722	50,248,033
End of period	$44,715,594	$43,459,722
Undistributed (distributions in excess of) net investment income, end of period	$(63,258)	$—

CHANGES IN FUND SHARES
Shares sold	198,129	56,522
Issued for distributions reinvested	—	448,014
Shares redeemed	(247,277)	(573,174)
Net decrease in fund shares	(49,148)	(68,638)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

14

Notes to Financial Statements	June 30, 2015 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively the “Funds”), although only the following eight Funds are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund (the “Fund”) Total Return Fund, Income Fund, and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into various types of derivative transactions (such as futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2015, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market

15

Notes to Financial Statements	June 30, 2015 (Unaudited)

conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are

16

Notes to Financial Statements	June 30, 2015 (Unaudited)

included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$40,881,834	$—	$—	$40,881,834
Short-Term Investments	3,876,792	—	—	3,876,792

Total Investments in Securities	$44,758,626	$—	$—	$44,758,626

Other Financial Instruments*
Long Futures Contracts — Unrealized Depreciation	$(22,956)	$—	$—	$(22,956)

†	See Schedule of Investments for industry classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

17

Notes to Financial Statements	June 30, 2015 (Unaudited)

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2015.

	Asset Derivatives June 30, 2015		Liability Derivatives June 30, 2015
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	—	Liabilities, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	(22,956	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	8,514,664/ (7,095,067)	160,257	(49,554)

During the six-month period ended June 30, 2015, the Fund had an average notional value of $1,158,793 on long futures contracts. Please refer to the table following the Schedule of Investments for open futures contracts at June 30, 2015.

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.125% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2015.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective March 16, 2000 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.

Directors’ Compensation  The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’

18

Notes to Financial Statements	June 30, 2015 (Unaudited)

compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Sub-Advisory Fees

Pursuant to investment sub-advisory agreements with GEAM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, L.P.; (iv) Kennedy Capital Management, Inc. and (v) SouthernSun Asset Management, LLC. GEAM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of GEAM and the Board. For their services, GEAM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

8.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2015, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$8,133,425	$10,434,156

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2011, 2012, 2013, and 2014 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$36,851,346	$9,374,669	$(1,467,389)	$7,907,280

As of December 31, 2014, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2014 as follows:

Capital	Ordinary
$(51,756)	$—

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2014	$276,856	$6,170,063	$6,446,919
2013	866,133	4,724,506	5,590,639

19

Notes to Financial Statements	June 30, 2015 (Unaudited)

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, distributions from real estate investment trusts, net operating losses, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2014 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Gain	Capital Paid In
$162,265	$(164,092)	$7,028	$(5,201)

20

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 1 Year

Principal Occupation(s) During Past 5 Years  Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  54

Position(s) Held with Fund  Director and Executive Vice President

Term of Office and Length of Time Served  Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 years  Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

JoonWon Choe

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  45

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    47

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 years  Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

21

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Position(s) Held with Fund  Chairman of the Board

Term of Office and Length of Time Served  Until successor is elected and qualified – 18 years

Principal Occupation(s) During Past 5 years  General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Positions(s) Held with Fund  Director

Term of office and Length of Time served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  52

Position(s) Held with Fund  Director

Term of Office and Length of Time Served  Until successor is elected and qualified – 3 years

Principal Occupation(s) During Past 5 Years  Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

22

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

23

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Real Estate Securities Fund

Semi-Annual Report

June 30, 2015

GE Investments Funds, Inc.

Real Estate Securities Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Real Estate Securities Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Real Estate Securities Fund (“the Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek maximum total return through current income and capital appreciation. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets. The Fund does not invest directly in real estate.

Sector Allocation

as a % of Investments of $80,170 (in thousands) on June 30, 2015 (a)(b)

Top Ten Largest Holdings

as of June 30, 2015 (as a % of Investments) (a)(b)

Simon Property Group Inc.	7.39%
Public Storage	4.88%
Essex Property Trust Inc.	4.30%
Boston Properties Inc.	4.05%
General Growth Properties Inc.	4.01%
Ventas Inc.	3.97%
AvalonBay Communities Inc.	3.92%
Health Care REIT Inc.	3.67%
Equity Residential	3.47%
Vornado Realty Trust	3.06%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Real Estate Securities Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2015 – June 30, 2015

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	945.00	4.63
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.03	4.81

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.96% (for the period January 1, 2015 - June 30, 2015), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Real Estate Securities Fund

Schedule of Investments	June 30, 2015 (Unaudited)

Real Estate Securities Fund

	Number of Shares	Fair Value
Common Stock (REITs) — 98.3%†

Diversified — 10.0%

American Assets Trust Inc.	9,920	$388,963
Duke Realty Corp.	81,290	1,509,555
Liberty Property Trust	41,310	1,331,008
PS Business Parks Inc.	17,440	1,258,296
Vornado Realty Trust	25,800	2,449,194
Washington Real Estate Investment Trust	42,030	1,090,679
		8,027,695

Freestanding — 3.5%

National Retail Properties Inc.	17,020	595,870
Spirit Realty Capital Inc.	131,740	1,273,926
STORE Capital Corp.	47,760	959,976
		2,829,772

Healthcare — 9.4%

Health Care REIT Inc.	44,850	2,943,505
Healthcare Realty Trust Inc.	17,610	409,609
Omega Healthcare Investors Inc.	21,016	721,479
Physicians Realty Trust	17,450	268,032
Ventas Inc.	51,320	3,186,459
		7,529,084

Hotel — 7.5%

Chesapeake Lodging Trust	33,880	1,032,662
Host Hotels & Resorts Inc.	114,950	2,279,459
Pebblebrook Hotel Trust	8,800	377,344
RLJ Lodging Trust	6,800	202,504
Strategic Hotels & Resorts Inc.	74,170	898,940	(a)
Sunstone Hotel Investors Inc.	84,850	1,273,599
		6,064,508

Industrial — 4.7%

First Industrial Realty Trust Inc.	41,910	784,974
Prologis Inc.	55,860	2,072,406
Rexford Industrial Realty Inc.	34,860	508,259
STAG Industrial Inc.	20,610	412,200
		3,777,839

Multifamily — 15.4%

Apartment Investment & Management Co., Class A	30,040	1,109,377
AvalonBay Communities Inc.	19,660	3,143,044
Camden Property Trust	6,650	493,962
Equity Residential	39,670	2,783,644
Essex Property Trust Inc.	16,220	3,446,750
UDR Inc.	43,850	1,404,516
		12,381,293

	Number of Shares	Fair Value
Office — 15.2%

Boston Properties Inc.	26,800	$3,243,872
Brandywine Realty Trust	95,110	1,263,061
Empire State Realty Trust Inc., Class A	34,899	595,377
Equity Commonwealth	20,090	515,710	(a)
Highwoods Properties Inc.	25,260	1,009,137
Hudson Pacific Properties Inc.	83,670	2,373,718
Kilroy Realty Corp.	24,540	1,647,861
Mack-Cali Realty Corp.	15,050	277,371
Paramount Group Inc.	22,900	392,964
SL Green Realty Corp.	7,840	861,538
		12,180,609

Regional Malls — 12.4%

General Growth Properties Inc.	125,210	3,212,889
Simon Property Group Inc.	34,240	5,924,205
Taubman Centers Inc.	12,140	843,730
		9,980,824

Self Storage — 7.3%

CubeSmart	38,730	896,987
Public Storage	21,200	3,908,644
Sovran Self Storage Inc.	11,930	1,036,836
		5,842,467

Shopping Centers — 8.2%

DDR Corp.	73,600	1,137,856
Federal Realty Investment Trust	3,400	435,506
Kimco Realty Corp.	55,480	1,250,519
Ramco-Gershenson Properties Trust	46,890	765,245
Regency Centers Corp.	12,600	743,148
Retail Opportunity Investments Corp.	73,840	1,153,381
Urban Edge Properties	19,780	411,226
Weingarten Realty Investors	21,790	712,315
		6,609,196

Specialty — 4.7%

CyrusOne Inc.	43,810	1,290,204
Digital Realty Trust Inc.	12,980	865,506
Equinix Inc.	4,170	1,059,180
QTS Realty Trust Inc., Class A	15,030	547,844
		3,762,734

Total Common Stock (REITs) (Cost $75,515,448)		78,986,021

See Notes to Schedules of Investments and Notes to Financial Statements.

3

Real Estate Securities Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Fair Value
Short-Term Investments — 1.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $1,183,708)	$1,183,708	(b,c)

Total Investments (Cost $76,699,156)	80,169,729

Other Assets and Liabilities, net — 0.2%	159,009

NET ASSETS — 100.0%	$80,328,738

See Notes to Schedules of Investments and Notes to Financial Statements.

4

Notes to Schedule of Investments	June 30, 2015 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2015.

Abbreviations:

REIT	— Real Estate Investment Trust

5

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/15†		12/31/14		12/31/13		12/31/12		12/31/11		12/31/10
Inception date	—		—		—		—		—		5/1/95
Net asset value, beginning of period	$14.74		$12.68		$13.27		$11.58		$10.68		$8.41
Income/(loss) from investment operations:
Net investment income	0.17		0.28		0.19		0.29		0.21		0.19	*
Net realized and unrealized gains/(losses) on investments	(0.98)		3.79		0.16		1.65		0.84		2.24
Total income/(loss) from investment operations	(0.81)		4.07		0.35		1.94		1.05		2.43
Less distributions from:
Net investment income	—		0.29		0.20		0.25		0.15		0.16
Net realized gains	—		1.72		0.74		—		—		—
Total distributions	—		2.01		0.94		0.25		0.15		0.16
Net asset value, end of period	$13.93		$14.74		$12.68		$13.27		$11.58		$10.68
TOTAL RETURN (a)	(5.50)%		31.90%		2.60%		16.79%		9.85%		28.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$80,329		$91,007		$102,603		$76,751		$75,012		$78,316
Ratios to average net assets:
Net expenses	0.96%	**	0.94%	(b)	0.96%	(b)	0.98%	(b)	1.04%	(b)	0.92%	(b)
Gross expenses	0.96%	**	0.94%		0.96%		0.98%		1.04%		0.93%
Net investment income	2.20%	**	1.57%		1.50%		2.13%		1.73%		1.97%
Portfolio turnover rate	30%		53%		82%		49%		69%		113%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities June 30, 2015	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $75,515,448)	$78,986,021
Short-term investments, at Amortized Cost	1,183,708
Receivable for investments sold	63,963
Income receivables	266,639
Receivable for fund shares sold	17,415
Other assets	2,597
Total assets	80,520,343
LIABILITIES
Payable for investments purchased	82,765
Payable for fund shares redeemed	512
Payable to GEAM	57,764
Accrued other expenses	50,564
Total liabilities	191,605
NET ASSETS	$80,328,738
NET ASSETS CONSIST OF:
Capital paid in	$69,119,991
Undistributed (distributions in excess of) net investment income	972,484
Accumulated net realized gain	6,765,690
Net unrealized appreciation (depreciation) on:
Investments	3,470,573
NET ASSETS	$80,328,738

Shares outstanding ($0.01 par value; unlimited shares authorized)	5,767,105
Net asset value per share	$13.93

The accompanying Notes are an integral part of these financial statements.

7

Statement of Operations For the period ended June 30, 2015	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$1,395,203
Interest	22
Total income	1,395,225
Expenses
Advisory and administration fees	377,061
Directors’ fees	2,290
Custody and accounting expenses	17,240
Professional fees	10,079
Other expenses	16,071
Total Expenses	422,741
Net investment income	$972,484
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	$4,472,809
Increase (decrease) in unrealized appreciation/(depreciation) on investments	(9,847,935)
Net realized and unrealized gain (loss) on investments	(5,375,126)
Net decrease in net assets resulting from operations	$(4,402,642)

The accompanying Notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015*	Year Ended December 31, 2014

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$972,484	$1,534,361
Net realized gain (loss) on investments	4,472,809	11,549,891
Net increase (decrease) in unrealized appreciation/depreciation on investments	(9,847,935)	14,503,130
Net increase (decrease) from operations	(4,402,642)	27,587,382
Distributions to shareholders from:
Net investment income	—	(1,601,880)
Net realized gains	—	(9,474,782)
Total distributions	—	(11,076,662)
Increase (decrease) in assets from operations and distributions	(4,402,642)	16,510,720
Share transactions:
Proceeds from sale of shares	3,386,344	1,933,618
Value of distributions reinvested	—	11,076,662
Cost of shares redeemed	(9,661,624)	(41,116,890)
Net increase (decrease) from share transactions	(6,275,280)	(28,106,610)
Total increase (decrease) in net assets	(10,677,922)	(11,595,890)

NET ASSETS
Beginning of period	91,006,660	102,602,550
End of period	$80,328,738	$91,006,660
Undistributed (distributions in excess of) net investment income, end of period	$972,484	$—

CHANGES IN FUND SHARES
Shares sold	225,282	131,257
Issued for distributions reinvested	—	740,419
Shares redeemed	(631,227)	(2,789,257)
Net decrease in fund shares	(405,945)	(1,917,581)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

9

Notes to Financial Statements	June 30, 2015 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund, and Real Estate Securities Fund (the “Fund”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into various types of derivative transactions to gain market exposure for residual and accumulating cash positions.

Real Estate Investment Trusts  Dividend income, attributable to real estate investment trusts (“REITs”), is recorded based on management’s estimate of the income included in the distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of the investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end and may differ from the estimated amounts.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

10

Notes to Financial Statements	June 30, 2015 (Unaudited)

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions.

Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

11

Notes to Financial Statements	June 30, 2015 (Unaudited)

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$78,986,021	$—	$—	$78,986,021
Short-Term Investments	1,183,708	—	—	1,183,708

Total Investments in Securities	$80,169,729	$—	$—	$80,169,729

†	See Schedule of Investments for Industry Classifications.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.125% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2015.

5.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective May 1, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid

12

Notes to Financial Statements	June 30, 2015 (Unaudited)

monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:

Average Daily Net Assets of Fund	Management Fees
First $100 million	0.85%
Next $100 million	0.80%
Over $200 million	0.75%

Directors’ Compensation  The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

6.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with GEAM, CenterSquare Management, Inc. (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For its services, GEAM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2015, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$25,624,903	$31,368,015

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2011, 2012, 2013, and 2014 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$76,881,141	$5,302,435	$(2,013,847)	$3,288,588

As of December 31, 2014, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2014.

13

Notes to Financial Statements	June 30, 2015 (Unaudited)

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2014	$2,610,239	$8,466,423	$11,076,662
2013	1,393,744	5,670,912	7,064,656

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) distributions from REITs, dividend redesignations and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2014 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Gain	Capital Paid In
$67,519	$(58,125)	$1,492	$(10,886)

14

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 years  Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  54

Position(s) Held with Fund  Director and Executive Vice President

Term of Office and Length of Time Served  Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 years  Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds since July 2007; Senior Vice President and General Counsel –Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

JoonWon Choe

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  45

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  47

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 years  Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

15

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Position(s) Held with Fund  Chairman of the Board

Term of Office and Length of Time Served  Until successor is elected and qualified – 18 years

Principal Occupation(s) During Past 5 years  General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Positions(s) Held with Fund  Director

Term of office and Length of Time served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  52

Position(s) Held with Fund  Director

Term of Office and Length of Time Served  Until successor is elected and qualified – 3 years

Principal Occupation(s) During Past 5 Years  Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

16

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

17

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Premier Growth Equity Fund

Semi-Annual Report

June 30, 2015

GE Investments Funds, Inc.

Premier Growth Equity Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Premier Growth Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Premier Growth Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income rather than current income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large-and medium-sized companies (meaning companies with a market capitalization of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

Sector Allocation

as a % of Investments of $38,634 (in thousands) on June 30, 2015 (a)(b)

Top Ten Largest Holdings

as of June 30, 2015 (as a % of Investments) (a)(b)

Apple Inc.	5.05%
Allergan PLC	4.40%
Visa Inc., Class A	3.96%
Liberty Global PLC, Class C	3.87%
CME Group Inc.	3.72%
Google Inc., Class C	3.49%
Amgen Inc.	3.42%
Amazon.com Inc.	3.38%
Baidu Inc. ADR	3.37%
Lowe’s Companies Inc.	3.32%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Premier Growth Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2015 – June 30, 2015

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,029.00	4.07
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.78	4.06

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.81% (for the period January 1, 2015 - June 30, 2015), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Premier Growth Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

Premier Growth Equity Fund

	Number of Shares	Fair Value
Common Stock — 97.7%†

Air Freight & Logistics — 1.2%

United Parcel Service Inc., Class B	4,665	$452,085

Application Software — 2.3%

Intuit Inc.	8,812	887,985

Asset Management & Custody Banks — 3.1%

State Street Corp.	15,447	1,189,419	(a)

Biotechnology — 8.9%

Alexion Pharmaceuticals Inc.	5,806	1,049,551	(b)
Amgen Inc.	8,605	1,321,039
Gilead Sciences Inc.	9,123	1,068,121
		3,438,711

Broadcasting — 1.3%

Discovery Communications Inc., Class C	16,380	509,090	(b,c)

Cable & Satellite — 7.1%

Comcast Corp., Special Class A	20,734	1,242,796
Liberty Global PLC, Class C	29,546	1,495,914	(b)
		2,738,710

Casinos & Gaming — 1.2%

Las Vegas Sands Corp.	8,605	452,365

Communications Equipment — 3.0%

QUALCOMM Inc.	18,557	1,162,225

Data Processing & Outsourced Services — 4.0%

Visa Inc., Class A	22,807	1,531,490

Fertilizers & Agricultural Chemicals — 3.0%

Monsanto Co.	10,885	1,160,232

Healthcare Equipment — 6.2%

Abbott Laboratories	23,326	1,144,840
Medtronic PLC	16,899	1,252,216
		2,397,056

Healthcare Supplies — 2.2%

The Cooper Companies Inc.	4,769	848,739

Home Improvement Retail — 3.3%

Lowe’s Companies Inc.	19,179	1,284,418

	Number of Shares	Fair Value

Internet Retail — 3.4%

Amazon.com Inc.	3,006	$1,304,875	(b)

Internet Software & Services — 13.1%

Baidu Inc. ADR	6,531	1,300,192	(b)
eBay Inc.	21,252	1,280,220	(b)
Facebook Inc., Class A	7,775	666,823	(b)
Google Inc., Class C	2,592	1,349,162	(b)
LinkedIn Corp., Class A	2,281	471,323	(b)
		5,067,720

Investment Banking & Brokerage — 2.9%

The Charles Schwab Corp.	34,211	1,116,989

Movies & Entertainment — 2.8%

The Walt Disney Co.	9,538	1,088,667

Oil & Gas Equipment & Services — 3.2%

Schlumberger Ltd.	14,513	1,250,876

Pharmaceuticals — 4.4%

Allergan PLC	5,598	1,698,769	(b)

Soft Drinks — 3.1%

PepsiCo Inc.	12,648	1,180,564

Specialized Finance — 6.7%

CME Group Inc.	15,447	1,437,498
McGraw Hill Financial Inc.	11,404	1,145,532
		2,583,030

Specialized REITs — 2.9%

American Tower Corp.	11,922	1,112,203

Specialty Stores — 1.5%

Dick’s Sporting Goods Inc.	11,403	590,333

Technology Hardware, Storage & Peripherals — 5.0%

Apple Inc.	15,550	1,950,359

Trading Companies & Distributors — 1.9%

United Rentals Inc.	8,293	726,633	(b)

Total Common Stock (Cost $25,080,174)		37,723,543

See Notes to Schedules of Investments and Notes to Financial Statements.

3

Premier Growth Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Fair Value
Short-Term Investments — 2.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $910,288)	$910,288	(c,d,e)

Total Investments (Cost $25,990,462)	38,633,831

Liabilities in Excess of Other Assets, net — (0.0)%*	(14,549)

NET ASSETS — 100.0%	$38,619,282

See Notes to Schedules of Investments and Notes to Financial Statements.

4

Notes to Schedule of Investments	June 30, 2015 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At June 30, 2015, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.
(d)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2015.

*	Less than 0.05%.

Abbreviations:

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

5

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/15†		12/31/14		12/31/13		12/31/12		12/31/11		12/31/10
Inception date	—		—		—		—		—		12/12/97
Net asset value, beginning of period	$106.58		$107.84		$85.99		$71.78		$71.60		$64.30
Income/(loss) from investment operations:
Net investment income	0.21		0.63		0.58		0.78		0.15		0.14	*
Net realized and unrealized gains/(losses) on investments	2.88		14.71		29.35		14.20		0.19		7.32
Total income from investment operations	3.09		15.34		29.93		14.98		0.34		7.46
Less distributions from:
Net investment income	—		0.58		0.58		0.77		0.16		0.16
Net realized gains	—		16.02		7.50		—		—		—
Total distributions	—		16.60		8.08		0.77		0.16		0.16
Net asset value, end of period	$109.67		$106.58		$107.84		$85.99		$71.78		$71.60
TOTAL RETURN (a)	2.90%		14.05%		34.88%		20.88%		0.47%		11.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$38,619		$39,944		$40,852		$35,397		$37,871		$45,280
Ratios to average net assets:
Net expenses	0.81%	**	0.81%	(b)	0.83%	(b)	0.85%	(b)	0.91%	(b)	0.76%	(b)
Gross expenses	0.81%	**	0.81%		0.83%		0.85%		0.92%		0.76%
Net investment income	0.37%	**	0.52%		0.54%		0.84%		0.19%		0.22%
Portfolio turnover rate	12%		19%		21%		17%		21%		19%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities June 30, 2015	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $25,080,174)	$37,723,543
Short-term investments, at Amortized Cost	910,288
Receivable for investments sold	375,672
Income receivables	35,214
Other assets	1,071
Total assets	39,045,788
LIABILITIES
Payable for investments purchased	368,180
Payable for fund shares redeemed	1,626
Payable to GEAM	20,461
Accrued other expenses	36,239
Total liabilities	426,506
NET ASSETS	$38,619,282
NET ASSETS CONSIST OF:
Capital paid in	$22,046,442
Undistributed (distributions in excess of) net investment income	73,973
Accumulated net realized gain	3,855,498
Net unrealized appreciation (depreciation) on:
Investments	12,643,369
NET ASSETS	$38,619,282

Shares outstanding ($0.01 par value; unlimited shares authorized)	352,139
Net asset value per share	$109.67

The accompanying Notes are an integral part of these financial statements.

7

Statement of Operations For the period ended June 30, 2015	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$233,436
Interest	26
Total income	233,462
Expenses
Advisory and administration fees	128,824
Directors’ fees	939
Custody and accounting expenses	13,752
Professional fees	9,300
Other expenses	7,507
Total expenses before waivers	160,322
Less: Fees waived by the adviser	(274)
Net expenses	160,048
Net investment income	$73,414
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$2,835,972
Futures	15,460

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(1,765,757)
Futures	(5,028)
Net realized and unrealized gain (loss) on investments	1,080,647
Net increase in net assets resulting from operations	$1,154,061

The accompanying Notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015*	Year Ended December 31, 2014

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$73,414	$206,063
Net realized gain (loss) on investments and futures	2,851,432	5,711,858
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(1,770,785)	(724,838)
Net increase (decrease) from operations	1,154,061	5,193,083
Distributions to shareholders from:
Net investment income	—	(188,162)
Net realized gains	—	(5,228,571)
Total distributions	—	(5,416,733)
Increase (decrease) in assets from operations and distributions	1,154,061	(223,650)
Share transactions:
Proceeds from sale of shares	97,412	455,923
Value of distributions reinvested	—	5,416,733
Cost of shares redeemed	(2,576,585)	(6,556,977)
Net increase (decrease) from share transactions	(2,479,173)	(684,321)
Total increase (decrease) in net assets	(1,325,112)	(907,971)

NET ASSETS
Beginning of period	39,944,394	40,852,365
End of period	$38,619,282	$39,944,394
Undistributed (distributions in excess of) net investment income, end of period	$73,973	$559

CHANGES IN FUND SHARES
Shares sold	907	3,974
Issued for distributions reinvested	—	50,262
Shares redeemed	(23,536)	(58,299)
Net decrease in fund shares	(22,629)	(4,063)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

9

Notes to Financial Statements	June 30, 2015 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund (the “Fund”), Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various types of derivative transactions (such as options, futures and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2015, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying

10

Notes to Financial Statements	June 30, 2015 (Unaudited)

security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment  Income Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

11

Notes to Financial Statements	June 30, 2015 (Unaudited)

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$37,723,543	$—	$—	$37,723,543
Short-Term Investments	910,288	—	—	910,288

Total Investments in Securities	$38,633,831	$—	$—	$38,633,831

†	See Schedule of Investments for Industry Classifications.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

12

Notes to Financial Statements	June 30, 2015 (Unaudited)

4.	Derivatives Disclosure

The Fund did not hold any derivatives as of June 30, 2015.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ACS 815”).

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	2,593,767/ (2,912,029)	15,460	(5,058)

During the six-month period ended June 30, 2015, the Fund had an average notional value of $345,307 and $262,253 on long and short futures contracts, respectively.

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.125% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2015.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective November 15, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

Directors’ Compensation  The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2015, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$4,567,296	$6,641,374

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions

13

Notes to Financial Statements	June 30, 2015 (Unaudited)

should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority.

There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2011, 2012, 2013, and 2014 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$26,332,947	$12,490,081	$(189,197)	$12,300,884

As of December 31, 2014, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2014.

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2014	$260,302	$5,156,431	$5,416,733
2013	204,810	2,644,728	2,849,538

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) foreign currency gains and losses, return of capital distributions from securities, litigation proceeds, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2014 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$(17,416)	$17,416	$—

14

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years  Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  54

Position(s) Held with Fund  Director and Executive Vice President

Term of Office and Length of Time Served  Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 years  Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

JoonWon Choe

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  45

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  47

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 years  Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

15

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    68

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified – 18 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    68

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years    Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o GEAM 1600 Summer St. Stamford, CT 06905

Age    52

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 3 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

16

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

17

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Core Value Equity Fund

Semi-Annual Report

June 30, 2015

GE Investments Funds, Inc.

Core Value Equity Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Core Value Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Core Value Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in U.S. companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.

Sector Allocation

as a % of Investments of $15,901 (in thousands) on June 30, 2015 (a)(b)

Top Ten Largest Holdings

as of June 30, 2015 (as a % of Investments) (a)(b)

Apple Inc.	3.20%
JPMorgan Chase & Co.	3.13%
Cisco Systems Inc.	2.44%
Google Inc., Class A	2.37%
CVS Health Corp.	2.36%
Pfizer Inc.	2.27%
American International Group Inc.	2.25%
PepsiCo Inc.	2.25%
Comcast Corp., Class A	2.23%
Allergan PLC	2.18%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

1

Core Value Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2015 – June 30, 2015

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	999.10	5.15
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,019.64	5.21

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.04% (for the period January 1, 2015 - June 30, 2015), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Core Value Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

Core Value Equity Fund

	Number of Shares	Fair Value
Common Stock — 98.3%†

Aerospace & Defense — 5.7%

General Dynamics Corp.	1,364	$193,265
Hexcel Corp.	3,070	152,702
Honeywell International Inc.	3,275	333,952
The Boeing Co.	1,603	222,368
		902,287

Agricultural Products — 1.6%

Archer-Daniels-Midland Co.	5,202	250,840

Airlines — 1.1%

Delta Air Lines Inc.	4,264	175,165

Asset Management & Custody Banks — 4.8%

Ameriprise Financial Inc.	1,996	249,360
Invesco Ltd.	6,822	255,757
State Street Corp.	3,412	262,724	(a)
		767,841

Auto Parts & Equipment — 2.6%

BorgWarner Inc.	2,559	145,454	(b)
Delphi Automotive PLC	3,070	261,226
		406,680

Automobile Manufacturers — 1.6%

Ford Motor Co.	17,056	256,011

Automotive Retail — 1.5%

Advance Auto Parts Inc.	1,535	244,510

Biotechnology — 3.9%

Amgen Inc.	2,047	314,255
Gilead Sciences Inc.	2,559	299,608
		613,863

Broadcasting — 0.8%

CBS Corp., Class B	2,217	123,043

Cable & Satellite — 2.2%

Comcast Corp., Class A	5,884	353,864

Communications Equipment — 4.2%

Cisco Systems Inc.	14,156	388,724
QUALCOMM Inc.	4,334	271,438
		660,162

Diversified Banks — 6.1%

Citigroup Inc.	4,093	226,097

	Number of Shares	Fair Value
JPMorgan Chase & Co.	7,334	$496,952
Wells Fargo & Co.	4,264	239,807
		962,856

Drug Retail — 2.4%

CVS Health Corp.	3,582	375,680

Electric Utilities — 1.2%

NextEra Energy Inc.	1,927	188,904

Electrical Components & Equipment — 1.3%

Rockwell Automation Inc.	1,654	206,155

General Merchandise Stores — 3.2%

Dollar General Corp.	3,582	278,465
Target Corp.	2,899	236,645
		515,110

Healthcare Distributors — 1.7%

Cardinal Health Inc.	3,241	271,110

Healthcare Equipment — 2.8%

Boston Scientific Corp.	17,567	310,936	(c)
Stryker Corp.	1,467	140,201
		451,137

Home Improvement Retail — 1.8%

Lowe’s Companies Inc.	4,179	279,868

Independent Power Producers & Energy Traders — 1.3%

Calpine Corp.	5,760	103,622	(b,c)
NRG Energy Inc.	4,629	105,912
		209,534

Industrial Machinery — 1.6%

Ingersoll-Rand PLC	3,838	258,758

Integrated Oil & Gas — 2.9%

Cenovus Energy Inc.	4,605	73,726
Exxon Mobil Corp.	3,411	283,795
Occidental Petroleum Corp.	1,296	100,790
		458,311

Integrated Telecommunication Services — 1.4%

Verizon Communications Inc.	4,776	222,609

Internet Software & Services — 2.4%

Google Inc., Class A	699	377,488	(c)

Life & Health Insurance — 1.3%

Lincoln National Corp.	3,412	202,059

Life Sciences Tools & Services — 0.6%

PerkinElmer Inc.	1,876	98,753

See Notes to Schedules of Investments and Notes to Financial Statements.

3

Core Value Equity Fund

Schedule of Investments	June 30, 2015 (Unaudited)

	Number of Shares	Fair Value

Movies & Entertainment — 2.0%

Time Warner Inc.	3,582	$313,103

Multi-Line Insurance — 3.6%

American International Group Inc.	5,799	358,494
The Hartford Financial Services Group Inc.	5,117	212,714
		571,208

Oil & Gas Equipment & Services — 2.0%

Schlumberger Ltd.	3,752	323,385

Oil & Gas Exploration & Production — 2.4%

Hess Corp.	3,752	250,934
Marathon Oil Corp.	4,947	131,293
		382,227

Packaged Foods & Meats — 1.9%

Mondelez International Inc., Class A	7,164	294,727

Paper Packaging — 0.3%

Packaging Corporation of America	683	42,681

Personal Products — 0.9%

Edgewell Personal Care Co.	1,108	145,757

Pharmaceuticals — 7.5%

Allergan PLC	1,142	346,551	(c)
Johnson & Johnson	1,706	166,267
Merck & Company Inc.	5,457	310,667
Pfizer Inc.	10,746	360,313
		1,183,798

Railroads — 0.9%

CSX Corp.	4,264	139,220

Research & Consulting Services — 1.7%

Nielsen N.V.	6,140	274,888

Semiconductor Equipment — 1.5%

Applied Materials Inc.	12,793	245,881

Soft Drinks — 2.3%

PepsiCo Inc.	3,838	358,239

Specialized REITs — 1.4%

American Tower Corp.	2,388	222,776

Systems Software — 2.2%

Microsoft Corp.	1,706	75,320
Oracle Corp.	6,822	274,926
		350,246

	Number of Shares	Fair Value

Technology Hardware, Storage & Peripherals — 5.7%

Apple Inc.	4,059	$509,100
EMC Corp.	6,482	171,060
Hewlett-Packard Co.	4,094	122,861
Western Digital Corp.	1,331	104,377
		907,398

Total Common Stock (Cost $13,009,697)		15,588,132

Exchange Traded Funds — 1.4%
Financial Select Sector SPDR Fund	1,835	44,737	(d)
Industrial Select Sector SPDR Fund	3,191	172,506	(d)

Total Exchange Traded Funds (Cost $127,107)		217,243

Total Investments in Securities (Cost $13,136,804)		15,805,375

Short-Term Investments — 0.6%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $95,872)		95,872	(b,d,e)

Total Investments (Cost $13,232,676)		15,901,247

Liabilities in Excess of Other Assets, net — (0.3)%		(42,240)

NET ASSETS — 100.0%		$15,859,007

See Notes to Schedules of Investments and Notes to Financial Statements.

4

Notes to Schedule of Investments	June 30, 2015 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	At June 30, 2015, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.
(c)	Non-income producing security.

(d)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2015.

Abbreviations:

REIT	— Real Estate Investment Trust

SPDR	— Standard and Poor’s Depositary Receipt

5

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/15†		12/31/14		12/31/13		12/31/12		12/31/11		12/31/10
Inception date	—		—		—		—		—		4/28/00
Net asset value, beginning of period	$11.03		$11.89		$9.67		$8.63		$8.85		$8.04
Income/(loss) from investment operations:
Net investment income	0.05		0.12		0.11		0.12		0.08		0.11	*
Net realized and unrealized gains/(losses) on investments	(0.06)		1.26		3.09		1.04		(0.22)		0.82
Total income/(loss) from investment operations	(0.01)		1.38		3.20		1.16		(0.14)		0.93
Less distributions from:
Net investment income	—		0.11		0.11		0.12		0.08		0.12
Net realized gains	—		2.13		0.87		—		—		—
Total distributions	—		2.24		0.98		0.12		0.08		0.12
Net asset value, end of period	$11.02		$11.03		$11.89		$9.67		$8.63		$8.85
TOTAL RETURN (a)	(0.09)%		11.51%		33.08%		13.41%		(1.60)%		11.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$15,859		$17,025		$17,993		$15,523		$16,251		$19,756
Ratios to average net assets:
Net expenses	1.04%	**	1.01%	(b)	1.02%	(b)	1.08%	(b)	1.28%	(b)	0.97%	(b)
Gross expenses	1.04%	**	1.01%		1.02%		1.08%		1.28%		0.97%
Net investment income	0.86%	**	0.88%		0.89%		1.14%		0.80%		1.32%
Portfolio turnover rate	19%		50%		43%		62%		49%		45%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities June 30, 2015	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $13,136,804)	$15,805,375
Short-term investments, at Amortized Cost	95,872
Cash	1,959
Receivable for investments sold	11,227
Income receivables	16,909
Receivable for fund shares sold	121
Other assets	444
Total assets	15,931,907
LIABILITIES
Payable for fund shares redeemed	30,359
Payable to GEAM	8,724
Accrued other expenses	33,817
Total liabilities	72,900
NET ASSETS	$15,859,007
NET ASSETS CONSIST OF:
Capital paid in	$12,351,543
Undistributed (distributions in excess of) net investment income	72,146
Accumulated net realized gain	766,747
Net unrealized appreciation (depreciation) on:
Investments	2,668,571
NET ASSETS	$15,859,007

Shares outstanding ($0.01 par value; unlimited shares authorized)	1,439,681
Net asset value per share	$11.02

The accompanying Notes are an integral part of these financial statements.

7

Statement of Operations For the period ended June 30, 2015	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$156,879
Interest	14
Less: Foreign taxes withheld	(810)
Total income	156,083
Expenses
Advisory and administration fees	53,764
Directors’ fees	402
Custody and accounting expenses	16,037
Professional fees	9,040
Other expenses	6,068
Total Expenses	85,311
Net investment income	$70,772
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$571,036
Futures	21,278
Foreign currency transactions	(4)
Increase (decrease) in unrealized appreciation/(depreciation) on investments	(685,310)
Net realized and unrealized gain (loss) on investments	(93,000)
Net decrease in net assets resulting from operations	$(22,228)

The accompanying Notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015*	Year Ended December 31, 2014

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$70,772	$153,662
Net realized gain (loss) on investments, futures and foreign currency transactions	592,310	2,750,432
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(685,310)	(984,838)
Net increase (decrease) from operations	(22,228)	1,919,256
Distributions to shareholders from:
Net investment income	—	(142,021)
Net realized gains	—	(2,745,234)
Total distributions	—	(2,887,255)
Increase (decrease) in assets from operations and distributions	(22,228)	(967,999)
Share transactions:
Proceeds from sale of shares	99,449	256,064
Value of distributions reinvested	—	2,887,255
Cost of shares redeemed	(1,243,454)	(3,142,998)
Net increase (decrease) from share transactions	(1,144,005)	321
Total increase (decrease) in net assets	(1,166,233)	(967,678)

NET ASSETS
Beginning of period	17,025,240	17,992,918
End of period	$15,859,007	$17,025,240
Undistributed (distributions in excess of) net investment income, end of period	$72,146	$1,374

CHANGES IN FUND SHARES
Shares sold	9,006	20,433
Issued for distributions reinvested	—	259,879
Shares redeemed	(112,274)	(250,845)
Net increase (decrease) in fund shares	(103,268)	29,467

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

9

Notes to Financial Statements	June 30, 2015 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund (the “Fund”), Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Foreign Currency  Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various types of derivative

10

Notes to Financial Statements	June 30, 2015 (Unaudited)

transactions (such as options, futures, and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2015, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

11

Notes to Financial Statements	June 30, 2015 (Unaudited)

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

12

Notes to Financial Statements	June 30, 2015 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$15,588,132	$—	$—	$15,588,132
Exchange Traded Funds	217,243	—	—	217,243
Short-Term Investments	95,872	—	—	95,872

Total Investments in Securities	$15,901,247	$—	$—	$15,901,247

†	See Schedule of Investments for Industry Classifications.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Disclosure

The Fund did not hold any derivatives as of June 30, 2015.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ACS 815”).

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures	1,336,949/ (1,358,227)	21,278	—

During the six-month period ended June 30, 2015, the Fund had an average notional value of $436,770 on long futures contracts.

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.125% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2015.

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective March 16, 2000 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

Directors’ Compensation  The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

13

Notes to Financial Statements	June 30, 2015 (Unaudited)

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2015, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$2,988,157	$3,863,416

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2011, 2012, 2013, and 2014 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$13,268,094	$2,950,302	$(317,149)	$2,633,153

As of December 31, 2014, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2014 as follows:

Capital	Ordinary
$(55,539)	$(4)

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2014	$298,231	$2,589,024	$2,887,255
2013	150,163	1,214,132	1,364,295

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) return of capital distributions from securities, litigation proceeds, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2014 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital paid In
$(10,526)	$10,526	$—

14

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years  Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  54

Position(s) Held with Fund  Director and Executive Vice President

Term of Office and Length of Time Served  Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 years  Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

JoonWon Choe

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  45

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  47

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 years  Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

15

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Position(s) Held with Fund  Chairman of the Board

Term of Office and Length of Time Served  Until successor is elected and qualified – 18 years

Principal Occupation(s) During Past 5 year  General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Positions(s) Held with Fund  Director

Term of office and Length of Time served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  52

Position(s) Held with Fund  Director

Term of Office and Length of Time Served  Until successor is elected and qualified – 3 years

Principal Occupation(s) During Past 5 Years  Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

16

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

17

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Income Fund

Semi-Annual Report

June 30, 2015

GE Investments Funds, Inc.

Income Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Income Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Income Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

Sector Allocation

as a % of Investments of $32,730 (in thousands) on June 30, 2015 (a)(b)

Quality Ratings

as of June 30, 2015 as a % of Fair Value (a)(b)

Moody’s / S&P Rating*	Percentage of Fair Value

Aaa / AAA	11.97%

Aa / AA	51.18%

A / A	9.17%

Baa / BBB	17.90%

Ba / BB and lower	7.86%

NR / Other	1.92%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, GEAM develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

GE Investment Distributors, Inc., Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of GE Asset Management Incorporated, the investment adviser of the Fund.

Income Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2015.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2015 – June 30, 2015

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	997.40	4.70
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.95% (for the period January 1, 2015 - June 30, 2015), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Income Fund

Schedule of Investments	June 30, 2015 (Unaudited)

Income Fund

		Principal Amount	Fair Value
Bonds and Notes — 98.8%†

U.S. Treasuries — 22.8%

U.S. Treasury Bonds
2.50%	02/15/45	$926,000	$814,954	(a)
2.75%	11/15/42	865,200	804,906
4.75%	02/15/41	266,000	346,486	(a)
U.S. Treasury Notes
0.50%	04/30/17	243,200	242,801
0.63%	05/31/17	1,443,000	1,442,775
1.38%	07/31/18	494,900	499,849
1.50%	05/31/20	1,409,000	1,401,294
2.13%	05/15/25	1,312,400	1,288,613
			6,841,678

Agency Mortgage Backed — 29.0%

Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	7,991	8,678
5.00%	07/01/35 - 06/01/41	243,082	272,101
5.50%	05/01/20 - 01/01/38	94,293	105,800
6.00%	04/01/17 - 11/01/37	220,082	249,591
6.50%	02/01/29	119	138
7.00%	10/01/16 - 08/01/36	37,416	42,189
7.50%	01/01/30 - 09/01/33	4,985	5,607
8.00%	11/01/30	11,492	13,184
8.25%	06/01/26	60,000	81,543	(b)
8.50%	04/01/30	7,025	8,663
Federal National Mortgage Assoc.
2.22%	04/01/37	1,058	1,077	(c)
3.00%	02/01/43 - 06/01/43	1,135,776	1,137,036
3.50%	11/01/42	74,498	77,010
4.00%	05/01/19 - 03/01/44	634,335	675,369
4.50%	05/01/18 - 01/01/41	685,664	740,657
5.00%	03/01/34 - 08/01/35	99,309	110,768
5.50%	06/01/20 - 01/01/39	376,496	420,523
6.00%	10/01/19 - 07/01/35	367,097	420,102
6.50%	07/01/17 - 08/01/34	55,507	62,643
7.00%	10/01/16 - 02/01/34	16,575	17,868
7.50%	11/01/22 - 12/01/33	30,934	34,061
8.00%	12/01/15 - 01/01/33	16,149	18,234
9.00%	12/01/17 - 12/01/22	2,118	2,307
2.50%	TBA	830,190	840,247	(d)
3.50%	TBA	742,587	765,271	(d)
4.00%	TBA	457,952	485,191	(d)
Government National Mortgage Assoc.
1.63%	12/20/24	1,537	1,596	(c)
1.75%	02/20/23 - 02/20/26	5,307	5,451	(c)
3.00%	04/20/43 - 06/20/43	300,465	305,248
3.50%	05/20/43	81,564	84,903

		Principal Amount	Fair Value
4.00%	01/20/41 - 04/20/43	$296,856	$317,851
4.50%	08/15/33 - 09/15/34	59,406	64,997	(a)
4.50%	09/15/34 - 03/20/41	173,725	189,644
6.00%	04/15/27 - 09/15/36	139,821	161,426	(a)
6.50%	04/15/19	2,141	2,254
6.50%	03/15/24 - 08/15/36	66,847	76,740	(a)
7.00%	01/15/28 - 10/15/36	44,625	48,778	(a)
7.50%	11/15/31	409	411	(a)
8.00%	12/15/29	791	802	(a)
8.50%	10/15/17	1,690	1,767	(a)
9.00%	11/15/16 - 12/15/21	4,190	4,399
9.00%	01/15/17 - 11/15/17	1,002	1,040	(a)
3.00%	TBA	210,648	212,639	(d)
3.50%	TBA	305,926	317,506	(d)
5.00%	TBA	265,000	293,233	(d)
			8,686,543

Agency Collateralized Mortgage Obligations — 0.6%

Federal Home Loan Mortgage Corp.
0.08%	09/25/43	713,382	2,109	(c,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	145,034	17,924	(e)
4.50%	03/15/18	6,484	45	(e)
5.00%	10/15/18	4,231	30	(e)
5.50%	06/15/33	43,281	8,963	(e)
6.41%	08/15/25	70,255	8,170	(c,e)
7.50%	07/15/27	3,383	503	(e)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	438	415	(f,g)
5.76%	08/15/43	87,283	19,019	(c,e)
8.00%	02/01/23 - 07/01/24	1,601	365	(e)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	90	88	(f,g)
1.23%	12/25/42	41,249	1,882	(c,e)
5.00%	09/25/40	90,774	9,251	(e)
5.81%	07/25/38	19,909	2,800	(c,e)
7.00%	09/25/20	219	235
7.31%	05/25/18	52,851	3,847	(c,e)
8.00%	05/25/22	2	39	(e)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	38,077	35,312	(f,g)
4.50%	08/25/35 - 01/25/36	51,006	9,911	(e)
5.00%	03/25/38 - 05/25/38	29,419	5,656	(e)
5.50%	12/25/33	10,681	2,061	(e)
6.00%	01/25/35	17,681	3,701	(e)
7.50%	11/25/23	9,067	1,338	(e)
8.00%	08/25/23 - 07/25/24	3,227	713	(e)
8.50%	07/25/22	97	15	(e)
9.00%	05/25/22	78	15	(e)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	149,426	10,476	(e)
5.00%	12/20/35 - 09/20/38	108,198	8,964	(e)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2015 (Unaudited)

		Principal Amount	Fair Value
6.06%	02/20/40	$39,528	$6,952	(c,e)
6.62%	01/16/40	68,060	13,921	(c,e)
			174,720

Asset Backed — 0.1%

Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	20,000	20,019

Corporate Notes — 38.0%
21st Century Fox America Inc.
6.65%	11/15/37	30,000	36,508	(a)
ABB Finance USA Inc.
1.63%	05/08/17	41,000	41,257	(a)
AbbVie Inc.
1.75%	11/06/17	45,000	45,118	(a)
2.00%	11/06/18	31,000	31,014	(a)
2.50%	05/14/20	45,000	44,538
3.60%	05/14/25	30,000	29,652
4.70%	05/14/45	10,000	9,836
ACCO Brands Corp.
6.75%	04/30/20	44,000	46,200	(a)
ACE INA Holdings Inc.
3.15%	03/15/25	31,000	30,285	(a)
Actavis Funding SCS
1.30%	06/15/17	27,000	26,818	(a)
3.00%	03/12/20	23,000	23,052	(a)
3.45%	03/15/22	32,000	31,697	(a)
3.80%	03/15/25	45,000	44,204	(a)
4.55%	03/15/35	23,000	21,868	(a)
Activision Blizzard Inc.
5.63%	09/15/21	43,000	45,042	(a,h)
Aetna Inc.
3.50%	11/15/24	23,000	22,546	(a)
Agrium Inc.
3.38%	03/15/25	11,000	10,459	(a)
4.90%	06/01/43	17,000	16,365	(a)
Altria Group Inc.
2.95%	05/02/23	23,000	21,971	(a)
4.50%	05/02/43	23,000	21,302	(a)
American Axle & Manufacturing Inc.
6.25%	03/15/21	33,000	34,650	(a)
6.63%	10/15/22	9,000	9,450	(a)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	32,000	31,984	(a)
American Electric Power Company Inc.
2.95%	12/15/22	36,000	34,939	(a)
American Express Co.
3.63%	12/05/24	45,000	43,784	(a)
American International Group Inc.
3.38%	08/15/20	16,000	16,561	(a)
4.13%	02/15/24	14,000	14,527	(a)
4.50%	07/16/44	9,000	8,561	(a)

		Principal Amount	Fair Value
American Seafoods Group LLC/American Seafoods Finance Inc.
10.75%	05/15/16	$35,000	$34,475	(a,h)
American Tower Corp. (REIT)
3.40%	02/15/19	44,000	45,026	(a)
Amgen Inc.
2.20%	05/22/19	65,000	64,815	(a)
3.13%	05/01/25	30,000	28,384
Amkor Technology Inc.
6.63%	06/01/21	26,000	26,390	(a)
Anadarko Petroleum Corp.
6.20%	03/15/40	26,000	29,302	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	77,000	74,049	(a)
Anthem Inc.
3.30%	01/15/23	22,000	21,144	(a)
Apache Corp.
5.10%	09/01/40	23,000	22,229	(a)
Apple Inc.
2.50%	02/09/25	70,000	65,639	(a)
2.85%	05/06/21	43,000	43,632	(a)
3.45%	02/09/45	25,000	21,188	(a)
Aramark Services Inc.
5.75%	03/15/20	47,000	49,068	(a)
Ascension Health
4.85%	11/15/53	36,000	37,213	(a)
AT&T Inc.
2.38%	11/27/18	22,000	22,193	(a)
2.45%	06/30/20	70,000	68,619	(a)
3.40%	05/15/25	69,000	65,806	(a)
4.50%	05/15/35	23,000	21,144	(a)
4.75%	05/15/46	14,000	12,740	(a)
4.80%	06/15/44	17,000	15,835	(a)
AutoZone Inc.
3.25%	04/15/25	45,000	43,453	(a)
Bank of America Corp.
2.60%	01/15/19	38,000	38,414	(a)
3.95%	04/21/25	81,000	78,018	(a)
4.00%	04/01/24	45,000	45,791
4.00%	01/22/25	45,000	43,843	(a)
4.10%	07/24/23	40,000	41,157	(a)
4.25%	10/22/26	40,000	39,184	(a)
Barrick Gold Corp.
4.10%	05/01/23	25,000	24,359	(a)
Baxalta Inc.
2.88%	06/23/20	45,000	44,934	(h)
4.00%	06/23/25	45,000	44,665	(h)
Bed Bath & Beyond Inc.
4.92%	08/01/34	6,000	5,856	(a)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	115,000	135,477	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2015 (Unaudited)

		Principal Amount	Fair Value
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	$27,000	$27,305	(a)
Berkshire Hathaway Inc.
4.50%	02/11/43	2,000	2,005	(a)
Berry Plastics Corp.
5.13%	07/15/23	25,000	24,375
Bombardier Inc.
4.75%	04/15/19	27,000	26,258	(a,h)
5.50%	09/15/18	9,000	8,910	(h)
6.00%	10/15/22	26,000	23,075	(a,h)
7.75%	03/15/20	52,000	52,286	(a,h)
Boston Scientific Corp.
3.85%	05/15/25	25,000	24,256
BP Capital Markets PLC
1.38%	05/10/18	23,000	22,875	(a)
3.81%	02/10/24	55,000	55,999	(a)
Brocade Communications Systems Inc.
4.63%	01/15/23	14,000	13,545	(a)
Building Materials Corporation of America
5.38%	11/15/24	26,000	25,528	(a,h)
Calpine Corp.
5.75%	01/15/25	27,000	26,258	(a)
5.88%	01/15/24	32,000	33,840	(a,h)
Canadian Pacific Railway Co.
2.90%	02/01/25	40,000	37,652	(a)
Caterpillar Inc.
4.30%	05/15/44	22,000	21,612	(a)
Catholic Health Initiatives
2.60%	08/01/18	15,000	15,253
4.35%	11/01/42	16,000	14,632
CBS Corp.
3.70%	08/15/24	34,000	33,223	(a)
Cequel Capital Corp.
5.13%	12/15/21	53,000	48,131	(a,h)
Chesapeake Energy Corp.
3.25%	03/15/16	27,000	26,899	(a)
5.38%	06/15/21	43,000	38,915	(a)
Cigna Corp.
3.25%	04/15/25	45,000	43,165	(a)
Citigroup Inc.
1.75%	05/01/18	47,000	46,787	(a)
3.30%	04/27/25	23,000	22,117	(a)
4.40%	06/10/25	45,000	44,832
CMS Energy Corp.
4.88%	03/01/44	23,000	23,794	(a)
CNA Financial Corp.
5.88%	08/15/20	38,000	43,291	(a)
Cogeco Cable Inc.
4.88%	05/01/20	45,000	45,675	(a,h)
Columbia Pipeline Group Inc.
3.30%	06/01/20	32,000	32,125	(h)
4.50%	06/01/25	23,000	22,626	(h)

		Principal Amount	Fair Value
Comcast Corp.
3.38%	08/15/25	$93,000	$91,773
4.20%	08/15/34	22,000	21,218	(a)
4.60%	08/15/45	25,000	24,785
ConocoPhillips Co.
3.35%	11/15/24	45,000	44,530	(a)
Continental Resources Inc.
4.90%	06/01/44	4,000	3,369	(a)
Corp Andina de Fomento
4.38%	06/15/22	71,000	76,763	(a)
COX Communications Inc.
4.70%	12/15/42	11,000	9,410	(a,h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	18,000	16,999	(a)
CSX Corp.
4.50%	08/01/54	13,000	12,198	(a)
CVS Health Corp.
2.25%	08/12/19	65,000	64,705	(a)
Daimler Finance North America LLC
2.38%	08/01/18	150,000	152,087	(a,h)
Dean Foods Co.
6.50%	03/15/23	20,000	20,400	(a,h)
Denbury Resources Inc.
6.38%	08/15/21	42,000	40,320	(a)
Diageo Investment Corp.
2.88%	05/11/22	51,000	49,859	(a)
DigitalGlobe Inc.
5.25%	02/01/21	51,000	49,916	(a,h)
DIRECTV Holdings LLC
4.45%	04/01/24	35,000	35,816	(a)
Dollar General Corp.
1.88%	04/15/18	45,000	44,793	(a)
4.13%	07/15/17	46,000	48,101	(a)
Dominion Resources Inc.
1.95%	08/15/16	40,000	40,309	(a)
Duke Energy Corp.
3.75%	04/15/24	43,000	43,813	(a)
Duke Energy Progress Inc.
4.15%	12/01/44	15,000	14,496	(a)
Eastman Chemical Co.
3.60%	08/15/22	45,000	45,488	(a)
Eaton Corp.
2.75%	11/02/22	50,000	48,631	(a)
Ecopetrol S.A.
5.88%	05/28/45	11,000	9,708	(a)
Electricite de France S.A.
2.15%	01/22/19	91,000	91,615	(a,h)
Eli Lilly & Co.
2.75%	06/01/25	23,000	22,219	(a)
3.70%	03/01/45	4,000	3,629	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2015 (Unaudited)

		Principal Amount	Fair Value
EMD Finance LLC
3.25%	03/19/25	$23,000	$22,324	(a,h)
Energy Transfer Equity LP
5.88%	01/15/24	87,000	90,219	(a)
Energy Transfer Partners LP
4.05%	03/15/25	18,000	16,974	(a)
5.15%	03/15/45	16,000	14,137	(a)
6.50%	02/01/42	42,000	43,266	(a)
Ensco PLC
4.50%	10/01/24	24,000	22,929	(a)
5.20%	03/15/25	37,000	36,632	(a)
5.75%	10/01/44	12,000	10,694	(a)
Enterprise Products Operating LLC
3.70%	02/15/26	45,000	43,572
3.75%	02/15/25	37,000	36,263	(a)
ERP Operating LP
4.50%	07/01/44	9,000	8,767	(a)
European Investment Bank
4.88%	01/17/17	75,000	79,849	(a)
FedEx Corp.
3.20%	02/01/25	14,000	13,637	(a)
4.10%	02/01/45	2,000	1,796	(a)
Florida Power & Light Co.
4.13%	02/01/42	31,000	30,611	(a)
Freeport-McMoRan Inc.
4.55%	11/14/24	20,000	18,635	(a)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	47,000	50,055	(a,h)
Frontier Communications Corp.
7.13%	03/15/19	52,000	53,690	(a)
General Motors Co.
5.20%	04/01/45	5,000	4,952
General Motors Financial Company Inc.
3.15%	01/15/20	32,000	32,150
Georgia-Pacific LLC
3.60%	03/01/25	70,000	69,313	(a,h)
Gilead Sciences Inc.
4.80%	04/01/44	10,000	10,292	(a)
Glencore Funding LLC
4.00%	04/16/25	9,000	8,372	(a,h)
HCA Inc.
4.75%	05/01/23	72,000	72,900	(a)
6.50%	02/15/20	45,000	50,287	(a)
HJ Heinz Co.
2.80%	07/02/20	68,000	68,053	(d,h)
3.95%	07/15/25	59,000	59,327	(d,h)
Humana Inc.
3.85%	10/01/24	23,000	22,908	(a)
Hyundai Capital America
2.13%	10/02/17	23,000	23,229	(a,h)
Illinois Tool Works Inc.
3.50%	03/01/24	45,000	46,033	(a)

		Principal Amount	Fair Value
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	$32,000	$31,311	(a)
Ingles Markets Inc.
5.75%	06/15/23	54,000	54,880	(a)
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	43,000	38,077	(a)
Invesco Finance PLC
3.13%	11/30/22	67,000	66,228	(a)
JB Poindexter & Company Inc.
9.00%	04/01/22	13,000	13,910	(a,h)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	25,000	25,156	(a,h)
Jefferies Group LLC
5.13%	01/20/23	15,000	15,486	(a)
6.50%	01/20/43	16,000	15,632	(a)
Johnson Controls Inc.
4.63%	07/02/44	22,000	20,992	(a)
JPMorgan Chase & Co.
3.88%	09/10/24	68,000	66,906	(a)
5.00%	12/29/49	32,000	31,320	(a,c)
6.10%	10/29/49	55,000	55,192	(a,c)
KB Home
7.00%	12/15/21	27,000	27,878	(a)
Keysight Technologies Inc.
4.55%	10/30/24	45,000	43,434	(a,h)
KFW
2.00%	10/04/22	90,000	88,510	(a)
4.50%	07/16/18	85,000	93,332	(a)
Kilroy Realty LP
4.25%	08/15/29	22,000	21,903	(a)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	16,000	14,916	(a)
4.30%	05/01/24	20,000	19,737	(a)
Kinder Morgan Inc.
5.55%	06/01/45	14,000	12,940	(a)
5.63%	11/15/23	61,000	64,888	(a,h)
Kinross Gold Corp.
5.95%	03/15/24	23,000	21,822	(a)
6.88%	09/01/41	5,000	4,500	(a)
Korea National Oil Corp.
2.88%	11/09/15	100,000	100,756	(a,h)
L Brands Inc.
5.63%	02/15/22	30,000	31,575	(a)
L-3 Communications Corp.
1.50%	05/28/17	30,000	29,794	(a)
Lamar Media Corp.
5.00%	05/01/23	27,000	26,663	(a)
Lennar Corp.
4.50%	11/15/19	26,000	26,325	(a)
Liberty Mutual Group Inc.
4.25%	06/15/23	48,000	49,363	(a,h)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2015 (Unaudited)

		Principal Amount	Fair Value
Lockheed Martin Corp.
3.80%	03/01/45	$23,000	$20,504	(a)
LyondellBasell Industries N.V.
4.63%	02/26/55	9,000	7,926
Marathon Petroleum Corp.
3.63%	09/15/24	45,000	44,181	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24	17,000	16,618	(a)
5.50%	02/15/23	32,000	32,840	(a)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	32,000	31,607	(a)
Mattel Inc.
2.35%	05/06/19	67,000	66,885	(a)
Medtronic Inc.
2.50%	03/15/20	14,000	14,023	(a,h)
3.50%	03/15/25	47,000	46,840	(a,h)
4.63%	03/15/45	25,000	25,309	(a,h)
MEG Energy Corp.
6.50%	03/15/21	26,000	25,025	(a,h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	17,593	(a)
Merck & Company Inc.
2.75%	02/10/25	45,000	43,152	(a)
MetLife Inc.
4.05%	03/01/45	23,000	21,125	(a)
4.72%	12/15/44	18,000	18,194	(a)
MGM Resorts International
5.25%	03/31/20	26,000	26,195	(a)
Microsoft Corp.
4.00%	02/12/55	25,000	22,430	(a)
Monsanto Co.
3.38%	07/15/24	21,000	20,058	(a)
4.70%	07/15/64	12,000	10,388	(a)
Morgan Stanley
2.65%	01/27/20	25,000	24,955	(a)
3.70%	10/23/24	45,000	44,818	(a)
3.95%	04/23/27	45,000	42,430	(a)
4.10%	05/22/23	42,000	42,079	(a)
4.88%	11/01/22	49,000	52,122	(a)
5.00%	11/24/25	18,000	18,843	(a)
Motorola Solutions Inc.
4.00%	09/01/24	14,000	13,580	(a)
Mylan Inc.
7.88%	07/15/20	70,000	72,921	(a,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	101,656	(a,h)
National Retail Properties Inc.
3.90%	06/15/24	24,000	23,970	(a)
NCL Corporation Ltd.
5.00%	02/15/18	26,000	26,520	(a)

		Principal Amount	Fair Value
Newfield Exploration Co.
5.63%	07/01/24	$22,000	$22,220	(a)
5.75%	01/30/22	61,000	61,915	(a)
Newmont Mining Corp.
4.88%	03/15/42	17,000	14,265	(a)
Nexen Energy ULC
6.40%	05/15/37	25,000	29,954	(a)
Noble Energy Inc.
3.90%	11/15/24	27,000	26,621	(a)
Northrop Grumman Corp.
3.85%	04/15/45	14,000	12,318	(a)
NRG Energy Inc.
6.25%	07/15/22	26,000	26,390	(a)
Occidental Petroleum Corp.
3.50%	06/15/25	45,000	44,845
Omnicom Group Inc.
3.63%	05/01/22	23,000	23,133	(a)
Oracle Corp.
2.25%	10/08/19	87,000	87,504	(a)
2.95%	05/15/25	45,000	43,309	(a)
4.13%	05/15/45	11,000	10,200	(a)
Owens & Minor Inc.
3.88%	09/15/21	45,000	46,284	(a)
Pacific Gas & Electric Co.
3.40%	08/15/24	68,000	67,938	(a)
PacifiCorp
6.25%	10/15/37	12,000	14,986	(a)
PepsiCo Inc.
4.25%	10/22/44	13,000	12,746	(a)
Petrobras Global Finance BV
3.50%	02/06/17	50,000	49,461	(a)
3.88%	01/27/16	25,000	25,107	(a)
6.25%	03/17/24	35,000	33,791	(a)
Petroleos Mexicanos
3.50%	01/30/23	21,000	19,923	(a)
Philip Morris International Inc.
4.13%	03/04/43	24,000	22,142	(a)
Phillips 66 Partners LP
2.65%	02/15/20	14,000	13,772	(a)
3.61%	02/15/25	23,000	21,646	(a)
Pitney Bowes Inc.
4.63%	03/15/24	39,000	39,335	(a)
Precision Castparts Corp.
4.38%	06/15/45	14,000	13,888
Principal Financial Group Inc.
4.70%	05/15/55	45,000	44,775	(c)
Prudential Financial Inc.
5.38%	05/15/45	23,000	22,684	(c)
5.63%	06/15/43	16,000	16,584	(a,c)
Public Service Electric & Gas Co.
2.38%	05/15/23	69,000	65,759	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2015 (Unaudited)

		Principal Amount	Fair Value
QUALCOMM Inc.
2.25%	05/20/20	$31,000	$30,841
3.45%	05/20/25	30,000	29,234
4.80%	05/20/45	23,000	22,071
Quest Diagnostics Inc.
4.70%	03/30/45	14,000	12,417	(a)
Range Resources Corp.
5.75%	06/01/21	37,000	38,018	(a)
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	23,000	22,195
Revlon Consumer Products Corp.
5.75%	02/15/21	59,000	57,820	(a)
Reynolds American Inc.
4.45%	06/12/25	32,000	32,602
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	45,000	44,369
Rockwood Specialties Group Inc.
4.63%	10/15/20	110,000	114,537	(a)
Rowan Companies Inc.
5.85%	01/15/44	9,000	7,619	(a)
Royal Bank of Canada
1.20%	09/19/17	81,000	80,874
Ryder System Inc.
2.45%	09/03/19	54,000	53,889	(a)
Seagate HDD Cayman
4.75%	01/01/25	33,000	32,797	(a,h)
Sealed Air Corp.
4.88%	12/01/22	9,000	8,865	(a,h)
5.13%	12/01/24	9,000	8,876	(a,h)
Shell International Finance BV
3.40%	08/12/23	69,000	70,813	(a)
Sinclair Television Group Inc.
5.38%	04/01/21	19,000	19,143	(a)
Southern California Edison Co.
2.40%	02/01/22	20,000	19,452	(a)
Spectra Energy Partners LP
4.75%	03/15/24	43,000	45,444	(a)
Sprint Corp.
7.25%	09/15/21	25,000	24,375	(a)
7.63%	02/15/25	25,000	23,563	(a)
Statoil ASA
3.70%	03/01/24	44,000	45,477	(a)
4.80%	11/08/43	10,000	10,588	(a)
Sysco Corp.
3.50%	10/02/24	30,000	30,300	(a)
Talisman Energy Inc.
6.25%	02/01/38	20,000	19,635	(a)
Tampa Electric Co.
4.35%	05/15/44	22,000	22,094	(a)

		Principal Amount	Fair Value
Tanger Properties LP
3.75%	12/01/24	$7,000	$6,917	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%	11/15/19	45,000	44,550	(a,h)
Target Corp.
3.50%	07/01/24	50,000	51,040	(a)
TD Ameritrade Holding Corp.
2.95%	04/01/22	22,000	21,813	(a)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	45,000	45,889	(a,h)
Teck Resources Ltd.
3.75%	02/01/23	17,000	14,623	(a)
Tenet Healthcare Corp.
4.75%	06/01/20	17,000	17,266	(a)
6.00%	10/01/20	44,000	46,915	(a)
The Allstate Corp.
5.75%	08/15/53	25,000	26,406	(a,c)
The Boeing Co.
2.85%	10/30/24	32,000	31,327	(a)
The Dow Chemical Co.
3.50%	10/01/24	24,000	23,550	(a)
4.25%	10/01/34	28,000	26,301	(a)
The Goldman Sachs Group Inc.
2.38%	01/22/18	58,000	58,882	(a)
2.60%	04/23/20	45,000	44,775	(a)
2.90%	07/19/18	32,000	32,753	(a)
3.75%	05/22/25	54,000	53,289
4.00%	03/03/24	5,000	5,087	(a)
4.80%	07/08/44	26,000	25,665	(a)
5.15%	05/22/45	23,000	22,189
The Korea Development Bank
3.25%	03/09/16	100,000	101,440	(a)
The Kroger Co.
2.95%	11/01/21	32,000	31,795	(a)
The Progressive Corp.
3.70%	01/26/45	20,000	17,656	(a)
The Williams Companies Inc.
8.75%	03/15/32	8,000	9,702	(a)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	45,000	45,322	(a,h)
Time Inc.
5.75%	04/15/22	44,000	42,570	(a,h)
Time Warner Cable Inc.
4.50%	09/15/42	5,000	4,079	(a)
6.55%	05/01/37	13,000	13,533	(a)
Time Warner Inc.
3.60%	07/15/25	25,000	24,317
5.35%	12/15/43	33,000	33,812	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2015 (Unaudited)

		Principal Amount	Fair Value
Tyco Electronics Group S.A.
2.35%	08/01/19	$43,000	$42,889	(a)
Tyson Foods Inc.
2.65%	08/15/19	22,000	22,145	(a)
3.95%	08/15/24	14,000	14,103	(a)
5.15%	08/15/44	14,000	14,396	(a)
U.S. Bancorp
3.44%	02/01/16	76,000	77,008	(a)
Ultra Petroleum Corp.
6.13%	10/01/24	43,000	37,733	(a,h)
United Rentals North America Inc.
6.13%	06/15/23	34,000	34,723	(a)
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	15,000	15,797	(a,h)
Verizon Communications Inc.
1.35%	06/09/17	108,000	107,847	(a)
3.50%	11/01/24	22,000	21,399	(a)
4.15%	03/15/24	45,000	46,189	(a)
4.40%	11/01/34	23,000	21,292	(a)
4.67%	03/15/55	16,000	13,919	(a,h)
5.05%	03/15/34	14,000	14,094	(a)
5.15%	09/15/23	75,000	82,113	(a)
6.55%	09/15/43	16,000	18,716	(a)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	200,000	199,948	(a,h)
W.R. Grace & Co.
5.63%	10/01/24	43,000	43,537	(a,h)
Wal-Mart Stores Inc.
4.30%	04/22/44	40,000	40,106	(a)
Weatherford International Ltd.
6.75%	09/15/40	12,000	11,096	(a)
Wells Fargo & Co.
3.00%	02/19/25	23,000	22,028	(a)
4.10%	06/03/26	50,000	50,211	(a)
5.88%	12/29/49	32,000	32,762	(a,c)
5.90%	12/29/49	29,000	29,073	(a,c)
Williams Partners LP
5.40%	03/04/44	4,000	3,656	(a)
Windstream Services LLC
6.38%	08/01/23	47,000	38,246	(a)
WPP Finance 2010
3.75%	09/19/24	45,000	44,854	(a)
WPX Energy Inc.
5.25%	01/15/17	46,000	47,035	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%	03/01/25	45,000	42,863	(a,h)
XLIT Ltd.
5.25%	12/15/43	19,000	19,618	(a)
Yamana Gold Inc.
4.95%	07/15/24	18,000	17,338	(a)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	23,000	22,222	(a)
			11,386,325

		Principal Amount	Fair Value

Non-Agency Collateralized Mortgage Obligations — 7.2%

American Tower Trust I (REIT)
1.55%	03/15/43	$72,000	$71,638	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	20,000	20,836
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	100,000	104,267	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.94%	02/10/51	20,990	22,518	(c)
Banc of America Commercial Mortgage Trust 2008-1
6.43%	02/10/51	23,930	26,048	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.52%	11/10/42	12,882	12,870	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.33%	09/10/47	40,144	40,347	(c)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.33%	08/15/46	17,357	17,595	(c,h)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.77%	04/12/38	25,000	25,710	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	50,000	54,492	(c)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	88,000	79,530	(c,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	27,236	(c)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	205,000	185,422	(c,h)
COMM 2014-CR20 Mortgage Trust
4.66%	11/10/47	21,450	21,282	(c)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	41,813	42,709
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	16,863	16,272	(c)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	75,000	76,126	(c)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	60,000	61,043
5.48%	08/10/44	20,000	22,514	(c,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	25,000	26,299
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	113,259	118,750
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	15,000	15,814	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	20,000	21,326	(c)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	20,000	20,728	(c)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	58,404	58,971
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	19,003	19,530	(c)

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2015 (Unaudited)

		Principal Amount	Fair Value
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	$50,000	$53,502	(c)
6.11%	07/15/40	60,000	64,318	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	18,705	1,079	(e)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	75,000	78,212	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	42,000	41,819	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.58%	02/15/48	330,033	31,295	(c,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.13%	03/15/48	392,766	27,396	(c,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	05/15/46	36,101	35,704
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.14%	07/15/50	20,731	17,410	(h)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	12,300	12,344	(c)
Morgan Stanley Capital I Trust 2006-IQ11
5.85%	10/15/42	50,000	50,388	(c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	40,000	40,701	(c)
Morgan Stanley Capital I Trust 2006-T23
6.01%	08/12/41	26,852	27,718	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.28%	12/12/49	50,000	53,875	(c)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	45,000	49,824	(c)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	58,849	60,195
4.22%	06/15/48	20,729	17,783	(c)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	20,700	20,700	(c,d)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	26,575
5.30%	12/15/46	20,000	19,625	(c,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.83%	12/15/46	20,575	19,894	(c,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	41,454	37,332	(h)
4.72%	03/15/47	30,000	31,824	(c)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	25,640	21,921	(c,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	62,142	(c)
4.59%	03/15/47	60,980	55,334	(c,h)
			2,168,783

Sovereign Bonds — 0.2%

Government of Mexico
4.00%	10/02/23	22,000	22,605	(a)
4.75%	03/08/44	42,000	39,900	(a)

		Principal Amount	Fair Value
Government of Peru
5.63%	11/18/50	$7,000	$7,805	(a)
			70,310

Municipal Bonds and Notes — 0.9%

American Municipal Power Inc.
6.27%	02/15/50	25,000	29,716
Municipal Electric Authority of Georgia
6.64%	04/01/57	48,000	58,161
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,096
Port Authority of New York & New Jersey
4.46%	10/01/62	60,000	59,045
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	37,399
State of California
5.70%	11/01/21	40,000	47,344
State of Illinois
5.10%	06/01/33	15,000	13,979
			261,740

FNMA (TBA) — 0.0%*

Lehman TBA
5.50%	TBA	60,679	8,192	(i,j)

Total Bonds and Notes (Cost $29,619,516)			29,618,310

		Number of Shares	Fair Value
Domestic Equity — 0.1%

Preferred Stock — 0.1%

Wells Fargo & Co.
(Cost $34,875)		1,395	$35,573

Total Investments in Securities (Cost $29,654,391)			29,653,883

Short-Term Investments — 10.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class 0.00% (Cost $3,076,065)			3,076,065	(a,g,k)

Total Investments (Cost $32,730,456)			32,729,948

Liabilities in Excess of Other Assets, net — (9.2)%			(2,760,300)

NET ASSETS — 100.0%			$29,969,648

See Notes to Schedules of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2015 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America High Yield Index	CME Group Inc.	$213	5.00%	06/20/20	$(13,496)	$(14,655)	$1,159

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
5 Yr. U.S. Treasury Notes Futures	September 2015	17	$2,027,383	$1,547

The Fund had the following short futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2015	5	$(770,312)	$24,207
2 Yr. U.S. Treasury Notes Futures	September 2015	9	(1,970,438)	(20)
10 Yr. U.S. Treasury Notes Futures	September 2015	8	(1,009,375)	(2,378)

				$21,809

				$23,356

See Notes to Schedules of Investments and Notes to Financial Statements.

Notes to Schedule of Investments	June 30, 2015 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.

(b)	Step coupon bond.

(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to $2,890,151 or 9.64% of the net assets of the GE Investments Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(i)	Security is in default.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(k)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2015.

*	Less than 0.05%.

Abbreviations:

REIT	— Real Estate Investment Trust

REMIC	— Real Estate Mortgage Investment Conduit

STRIPS	— Separate Trading of Registered Interest and Principal of Security

TBA	— To Be Announced

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/15†		12/31/14		12/31/13		12/31/12		12/31/11		12/31/10
Inception date	—		—		—		—		—		1/3/95
Net asset value, beginning of period	$11.56		$11.25		$11.71		$11.35		$11.05		$10.62
Income/(loss) from investment operations:
Net investment income	0.12		0.27		0.30		0.28		0.48		0.34	*
Net realized and unrealized gains/(losses) on investments	(0.15)		0.31		(0.46)		0.37		0.32		0.46
Total income/(loss) from investment operations	(0.03)		0.58		(0.16)		0.65		0.80		0.80
Less distributions from:
Net investment income	—		0.27		0.30		0.29		0.50		0.37
Total distributions	—		0.27		0.30		0.29		0.50		0.37
Net asset value, end of period	$11.53		$11.56		$11.25		$11.71		$11.35		$11.05
TOTAL RETURN (a)	(0.26)%		5.12%		(1.34)%		5.69%		7.20%		7.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$29,970		$32,668		$34,788		$42,893		$51,191		$54,884
Ratios to average net assets:
Net expenses	0.95%	**(b)	0.91%	(c)	0.79%	(c)	0.80%	(c)	0.86%	(c)	0.83%	(c)
Gross expenses	1.05%	**	0.91%		0.80%		0.82%		0.87%		1.00%
Net investment income	2.10%	**	2.14%		2.41%		2.09%		3.99%		3.07%
Portfolio turnover rate	137%		282%		256%		327%		359%		320%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Reflects a voluntary reimbursement of operating expenses by GEAM.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Per share values have been calculated using the average share method.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities June 30, 2015	(Unaudited)

ASSETS
Investments in securities, at Fair Value (cost $29,654,391)	$29,653,883
Short-term investments, at Amortized Cost	3,076,065
Cash	272,585
Receivable for investments sold	567,551
Income receivables	187,858
Variation margin receivable on open futures contracts	1,201
Other assets	835
Total assets	33,759,978
LIABILITIES
Payable for investments purchased	3,686,250
Payable for fund shares redeemed	4,026
Payable for variation margin on open centrally cleared swap contracts	1,010
Payable to GEAM	12,475
Accrued other expenses	86,569
Total liabilities	3,790,330
NET ASSETS	$29,969,648
NET ASSETS CONSIST OF:
Capital paid in	$37,072,437
Undistributed (distributions in excess of) net investment income	330,405
Accumulated net realized loss	(7,457,201)
Net unrealized appreciation (depreciation) on:
Investments	(508)
Futures	23,356
Swap contracts	1,159
NET ASSETS	$29,969,648

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,600,227
Net asset value per share	$11.53

The accompanying Notes are an integral part of these financial statements.

Statement of Operations For the period ended June 30, 2015	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$1,020
Interest	478,810
Total income	479,830
Expenses
Advisory and administration fees	79,201
Directors’ fees	824
Custody and accounting expenses	65,705
Professional fees	11,157
Other expenses	7,688
Total expenses before waivers	164,575
Less: Expenses reimbursed by the adviser	(15,150)
Net expenses	149,425
Net investment income	$330,405
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$62,615
Futures	5,207
Swap contracts	1,067

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(528,816)
Futures	61,052
Swap contracts	1,159
Net realized and unrealized gain (loss) on investments	(397,716)
Net decrease in net assets resulting from operations	$(67,311)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015*	Year Ended December 31, 2014

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$330,405	$722,681
Net realized gain (loss) on investments, futures and swap agreements	68,889	150,522
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(466,605)	834,073
Net increase (decrease) from operations	(67,311)	1,707,276
Distributions to shareholders from:
Net investment income	—	(735,809)
Total distributions	—	(735,809)
Increase (decrease) in assets from operations and distributions	(67,311)	971,467
Share transactions:
Proceeds from sale of shares	308,441	2,349,587
Value of distributions reinvested	—	735,809
Cost of shares redeemed	(2,939,580)	(6,176,939)
Net increase (decrease) from share transactions	(2,631,139)	(3,091,543)
Total increase (decrease) in net assets	(2,698,450)	(2,120,076)

NET ASSETS
Beginning of period	32,668,098	34,788,174
End of period	$29,969,648	$32,668,098
Undistributed (distributions in excess of) net investment income, end of period	$330,405	$—

CHANGES IN FUND SHARES
Shares sold	26,394	201,529
Issued for distributions reinvested	—	63,707
Shares redeemed	(251,986)	(532,265)
Net decrease in fund shares	(225,592)	(267,029)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

Notes to Financial Statements	June 30, 2015 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund (the “Fund”), and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. GE Asset Management Incorporated (“GEAM”) is the investment adviser and administrator of each of the Funds.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions.  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Foreign Currency  Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Fund is subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing its

Notes to Financial Statements	June 30, 2015 (Unaudited)

investment objective. The Fund may enter into various types of derivative transactions (such as options, interest rate futures, interest rate swaps, and credit default swaps) to manage: yield, interest rate exposure (also known as duration), exposure to credit quality, and to gain exposure to certain market segments.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2015, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps  During the six-month period ended June 30, 2015, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization.

Notes to Financial Statements	June 30, 2015 (Unaudited)

For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by GEAM and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Notes to Financial Statements	June 30, 2015 (Unaudited)

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information as applicable such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is

Notes to Financial Statements	June 30, 2015 (Unaudited)

no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps, credit default swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$6,841,678	$—	$6,841,678
Agency Mortgage Backed	—	8,686,543	—	8,686,543
Agency Collateralized Mortgage Obligations	—	174,720	—	174,720
Asset Backed	—	20,019	—	20,019
Corporate Notes	—	11,386,325	—	11,386,325
Non-Agency Collateralized Mortgage Obligations	—	2,168,783	—	2,168,783
Sovereign Bonds	—	70,310	—	70,310
Municipal Bonds and Notes	—	261,740	—	261,740
FNMA (TBA)	—	—	8,192	8,192
Preferred Stock	35,573	—	—	35,573
Short-Term Investments	3,076,065	—	—	3,076,065

Total Investments in Securities	$3,111,638	$29,610,118	$8,192	$32,729,948

Other Financial Instruments*
Credit Default Swaps — Unrealized Appreciation	$1,159	$—	$—	$1,159
Long Futures Contracts — Unrealized Appreciation	1,547	—	—	1,547
Short Futures Contracts — Unrealized Appreciation	24,207	—	—	24,207
Short Futures Contracts —Unrealized Depreciation	(2,398)	—	—	(2,398)

Total Other Financial Instruments	$24,515	$—	$—	$24,515

†	See Schedule of Investments for industry classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2015 is not presented.

Notes to Financial Statements	June 30, 2015 (Unaudited)

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2015.

	Asset Derivatives June 30, 2015			Liability Derivatives June 30, 2015
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Interest Rate Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	25,754	*	Liabilities, Net Assets — Net Unrealized Appreciation (Depreciation) on Futures	(2,398	)*
Credit Risk Contracts	Assets, Net Assets — Net Unrealized Appreciation (Depreciation) on Credit Default Swaps	1,159	*	Liabilites, Net Assets — Net Unrealized Appreciation (Depreciation) on Credit Default Swaps	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts and credit default swaps as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Interest Rate Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation (depreciation) on Futures	43,255,229/ (46,127,738)	5,207	61,052
Credit Risk Contracts	Realized gain (loss) on Credit Default Swaps, Increase (decrease) in unrealized appreciation (depreciation) on Credit Default Swaps	—/—	1,067	1,159

During the six-month period ended June 30, 2015, the Fund had an average notional value of $3,124,814 and $3,791,209 on long and short futures contracts, respectively. The Fund had an average notional value of $276,000 on credit default swaps. Please refer to the tables following the Schedule of Investments for open credit default swaps and futures contracts at June 30, 2015.

5.	Line of Credit

The Company shares a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility is with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility requires the payment of a commitment fee equal to 0.125% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally is borne proportionally based upon net assets. In addition, the Company has a $100 million uncommitted, unsecured line of credit with State Street. Generally, borrowings under the credit facilities would accrue interest at the Federal Funds Rate plus 50 basis points and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facilities were not utilized by the Fund during the six-month period ended June 30, 2015.

Notes to Financial Statements	June 30, 2015 (Unaudited)

6.	Compensation and Fees Paid to Affiliates

GEAM, a registered investment adviser, was retained by the Company’s Board of Directors effective November 17, 1997 to act as investment adviser and administrator of the Fund. GEAM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%.

Directors’ Compensation  The Fund pays no compensation to its directors who are officers or employees of GEAM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by GEAM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2015, were as follows:

U.S. Government Securities
Purchases	Sales
$38,791,224	$39,842,926

Non-U.S. Government Securities
Purchases	Sales
$4,364,869	$5,426,152

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2011, 2012, 2013, and 2014 fiscal years tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$32,764,081	$453,664	$(487,797)	$(34,133)

Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

As of December 31, 2014, the Fund has capital loss carryovers as follows:

Amount
Short-Term	Long-Term	Expires
$84,137	$—	12/31/2016
7,409,447	—	12/31/2017

Notes to Financial Statements	June 30, 2015 (Unaudited)

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2014, the Fund utilized $144,958 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2014 as follows:

Capital	Ordinary
$(36,577)	$—

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2014	$735,809	$—	$735,809
2013	911,299	—	911,299

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, straddle loss deferrals and losses due to wash sales transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2014 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$9,911	$—	$(9,911)

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 1 year

Principal Occupation(s) During Past 5 Years  Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since 2014; and Director of GE Investment Distributors, Inc. since June 2011.

Matthew J. Simpson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  54

Position(s) Held with Fund  Director and Executive Vice President

Term of Office and Length of Time Served  Until successor is elected and qualified – 8 years

Principal Occupation(s) During Past 5 years  Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.

Number of Portfolios in Fund Complex Overseen by Director  24

Other Directorships Held by Director  Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007; Trustee and Executive Vice President of GE Institutional Funds since July 2007; Director of GEAM since July 2007; Trustee and Executive Vice President of GE Funds from July 2007 to February 2011; and Director of GE Investment Distributors, Inc. since June 2011.

JoonWon Choe

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  45

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Senior Vice President and Deputy General Counsel at GEAM since March 2011; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds since September 2010; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  47

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 9 years

Principal Occupation(s) During Past 5 years  Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds, and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011 and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 Years  Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010 and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Additional Information	(Unaudited)

Non-Interested Directors

John R. Costantino

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Position(s) Held with Fund  Chairman of the Board

Term of Office and Length of Time Served  Until successor is elected and qualified – 18 years

Principal Occupation(s) During Past 5 years  General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  68

Positions(s) Held with Fund  Director

Term of office and Length of Time served  Until successor is elected and qualified – 4 years

Principal Occupation(s) During Past 5 years  Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address  c/o GEAM 1600 Summer St. Stamford, CT 06905

Age  52

Position(s) Held with Fund  Director

Term of Office and Length of Time Served  Until successor is elected and qualified – 3 years

Principal Occupation(s) During Past 5 Years  Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer  16

Other Directorships Held by Director  Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team	(Unaudited)

Investment Adviser and Administrator

GE Asset Management Incorporated

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Matthew J. Simpson

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurer

Ryan Hunter

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

At GE Asset Management, we’re dedicated to providing the investment options you’ll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a heritage of investment management experience that spans more than 80 years. Whether you’re creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

GE Investment Distributors, Inc.

Member FINRA and SIPC

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Applicable only to an annual filing.

Item 3.	Audit Committee Financial Expert.

Applicable only to an annual filing.

Item 4.	Principal Accountant Fees and Services.

Applicable only to an annual filing.

Item 5.	Audit Committee of Listed Registrants.

Applicable only to Closed-End Management Investment Companies.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments as of the close of the reporting period for the Total Return Fund is listed below. The Schedules of Investments as of the close of the reporting period for the U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Fund, Core Value Equity Fund, Small-Cap Equity Fund, Income Fund, and the Real Estate Securities Fund and a Summary Schedule of Investments for the Total Return Fund are included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Total Return Fund

Schedule of Investments June 30, 2015  (Unaudited)

	Number of Shares	Fair Value
Domestic Equity—39.5% †
Common Stock—39.5%

Advertising—0.1%
Harte-Hanks Inc.	1,540	$9,178
MDC Partners Inc., Class A	1,355	26,694
National CineMedia Inc.	1,924	30,707
Omnicom Group Inc.	13,186	916,295
Sizmek Inc.	654	4,643	(a)
The Interpublic Group of Companies Inc.	22,266	429,066
		1,416,583

Aerospace & Defense—1.0%
AAR Corp.	1,101	35,089
Aerojet Rocketdyne Holdings Inc.	1,946	40,107	(a)
Aerovironment Inc.	615	16,039	(a)
American Science & Engineering Inc.	230	10,076
Astronics Corp.	594	42,109	(a)
B/E Aerospace Inc.	1,654	90,805
Cubic Corp.	670	31,879
Curtiss-Wright Corp.	1,475	106,849
DigitalGlobe Inc.	2,252	62,583	(a)
Ducommun Inc.	342	8,779	(a)
Engility Holdings Inc.	555	13,964
Esterline Technologies Corp.	1,445	137,766	(a)
General Dynamics Corp.	16,782	2,377,842
HEICO Corp.	616	35,913
HEICO Corp., Class A	1,212	61,533
Honeywell International Inc.	41,943	4,276,928
Huntington Ingalls Industries Inc.	758	85,343
KLX Inc.	2,457	108,427	(a)
Kratos Defense & Security Solutions Inc.	1,412	8,896	(a)
L-3 Communications Holdings Inc.	4,405	499,439
Lockheed Martin Corp.	14,376	2,672,498
Moog Inc., Class A	1,202	84,957	(a)
National Presto Industries Inc.	150	12,048
Northrop Grumman Corp.	10,415	1,652,131
Orbital ATK Inc.	926	67,931
Precision Castparts Corp.	7,427	1,484,435
Raytheon Co.	16,470	1,575,850
Rockwell Collins Inc.	7,131	658,548
Sparton Corp.	303	8,278	(a)
TASER International Inc.	1,660	55,295	(a)
Teledyne Technologies Inc.	1,649	173,986	(a)
Textron Inc.	14,807	660,836
The Boeing Co.	34,577	4,796,521
The KEYW Holding Corp.	1,041	9,702	(a)
Triumph Group Inc.	768	50,680
United Technologies Corp.	44,510	4,937,494
Vectrus Inc.	333	8,282	(a)
		26,959,838

Agricultural & Farm Machinery—0.1%
AGCO Corp.	1,249	70,919
Deere & Co.	17,944	1,741,465
Lindsay Corp.	366	32,175
Titan International Inc.	1,346	14,456
		1,859,015

Agricultural Products—0.1%
Alico Inc.	118	5,352
Arcadia Biosciences Inc.	246	1,567	(a)
Archer-Daniels-Midland Co.	33,360	1,608,619
Darling Ingredients Inc.	5,130	75,206	(a)
Fresh Del Monte Produce Inc.	1,033	39,936
Ingredion Inc.	1,115	88,988
Limoneira Co.	355	7,892
		1,827,560

Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	1,629	17,088	(a)
Atlas Air Worldwide Holdings Inc.	777	42,704	(a)
CH Robinson Worldwide Inc.	7,805	486,954
Echo Global Logistics Inc.	927	30,276	(a)
Expeditors International of Washington Inc.	10,290	474,421
FedEx Corp.	14,120	2,406,048
Forward Air Corp.	958	50,065
Hub Group Inc., Class A	1,118	45,100	(a)
Park-Ohio Holdings Corp.	273	13,230
Radiant Logistics Inc.	807	5,899	(a)
United Parcel Service Inc., Class B	37,243	3,609,219
UTi Worldwide Inc.	2,862	28,591	(a)
XPO Logistics Inc.	2,218	100,209	(a)
		7,309,804

Airlines—0.2%
Alaska Air Group Inc.	2,020	130,149
Allegiant Travel Co.	415	73,820
American Airlines Group Inc.	37,231	1,486,820
Delta Air Lines Inc.	44,173	1,814,627
Hawaiian Holdings Inc.	1,490	35,387	(a)
JetBlue Airways Corp.	4,099	85,095	(a)
Republic Airways Holdings Inc.	1,620	14,872	(a)
SkyWest Inc.	1,603	24,109
Southwest Airlines Co.	35,915	1,188,427
Virgin America Inc.	781	21,462	(a)
		4,874,768

Airport Services—0.0% *
Wesco Aircraft Holdings Inc.	1,897	28,740	(a)

Alternative Carriers—0.0% *
8x8 Inc.	2,736	24,515	(a)
Cogent Communications Holdings Inc.	1,425	48,222
Globalstar Inc.	14,749	31,120	(a)
inContact Inc.	1,904	18,792	(a)
Inteliquent Inc.	1,044	19,210

Iridium Communications Inc.	2,571	23,370	(a)
Level 3 Communications Inc.	15,817	833,081	(a)
Lumos Networks Corp.	699	10,338
ORBCOMM Inc.	1,834	12,380	(a)
Pacific DataVision Inc.	404	17,021	(a)
Premiere Global Services Inc.	1,446	14,879	(a)
Straight Path Communications Inc., Class B	291	9,542	(a)
Vonage Holdings Corp.	5,805	28,503	(a)
		1,090,973

Aluminum—0.0% *
Alcoa Inc.	65,501	730,336
Century Aluminum Co.	1,537	16,031	(a)
Kaiser Aluminum Corp.	529	43,949
Real Industry Inc.	759	8,615	(a)
		798,931

Apparel Retail—0.3%
Abercrombie & Fitch Co., Class A	3,238	69,649
American Eagle Outfitters Inc.	8,809	151,691
ANN Inc.	2,144	103,534	(a)
Ascena Retail Group Inc.	6,405	106,675	(a)
bebe stores Inc.	1,010	2,020
Boot Barn Holdings Inc.	370	11,840	(a)
Caleres Inc.	1,361	43,253
Chico’s FAS Inc.	6,670	110,922
Christopher & Banks Corp.	1,140	4,571	(a)
Citi Trends Inc.	485	11,737	(a)
Destination XL Group Inc.	1,072	5,371	(a)
Express Inc.	2,628	47,593	(a)
Foot Locker Inc.	2,179	146,015
Francesca’s Holdings Corp.	1,319	17,767	(a)
Genesco Inc.	746	49,258	(a)
Guess? Inc.	2,925	56,072
L Brands Inc.	13,142	1,126,664
Ross Stores Inc.	22,116	1,075,059
Shoe Carnival Inc.	452	13,045
Stage Stores Inc.	990	17,355
Stein Mart Inc.	917	9,601
The Buckle Inc.	878	40,186
The Cato Corp., Class A	816	31,628
The Children’s Place Inc.	640	41,862
The Finish Line Inc., Class A	1,428	39,727
The Gap Inc.	14,258	544,228
The Men’s Wearhouse Inc.	1,499	96,041
The TJX Companies Inc.	36,586	2,420,896
Tilly’s Inc., Class A	378	3,655	(a)
Urban Outfitters Inc.	5,449	190,715	(a)
Zumiez Inc.	689	18,348	(a)
		6,606,978

Apparel, Accessories & Luxury Goods—0.2%
Carter’s Inc.	819	87,060
Cherokee Inc.	262	7,383
Coach Inc.	14,715	509,286
Columbia Sportswear Co.	889	53,749

Fossil Group Inc.	2,435	168,892	(a)
G-III Apparel Group Ltd.	1,237	87,023	(a)
Hanesbrands Inc.	21,453	714,814
Iconix Brand Group Inc.	1,485	37,080	(a)
Kate Spade & Co.	1,989	42,843	(a)
Movado Group Inc.	501	13,607
Oxford Industries Inc.	455	39,790
Perry Ellis International Inc.	375	8,914	(a)
PVH Corp.	4,397	506,534
Quiksilver Inc.	4,253	2,819	(a)
Ralph Lauren Corp.	3,220	426,199
Sequential Brands Group Inc.	779	11,911	(a)
Superior Uniform Group Inc.	226	3,738
Tumi Holdings Inc.	1,741	35,725	(a)
Under Armour Inc., Class A	8,942	746,121	(a)
Vera Bradley Inc.	663	7,472	(a)
VF Corp.	18,344	1,279,311
Vince Holding Corp.	476	5,702	(a)
		4,795,973

Application Software—0.4%
ACI Worldwide Inc.	5,448	133,857	(a)
Adobe Systems Inc.	25,503	2,065,998	(a)
Advent Software Inc.	2,342	103,540
American Software Inc., Class A	776	7,372
ANSYS Inc.	1,399	127,645	(a)
Aspen Technology Inc.	2,650	120,708	(a)
Autodesk Inc.	12,199	610,865	(a)
Blackbaud Inc.	1,456	82,919
Bottomline Technologies Inc.	1,261	35,068	(a)
BroadSoft Inc.	904	31,251	(a)
Cadence Design Systems Inc.	4,559	89,630	(a)
Callidus Software Inc.	1,701	26,502	(a)
CDK Global Inc.	2,498	134,842
Citrix Systems Inc.	8,607	603,867	(a)
Code Rebel Corp.	34	1,101	(a)
Comverse Inc.	693	13,915	(a)
Digimarc Corp.	236	10,653	(a)
Digital Turbine Inc.	1,483	4,479	(a)
Ebix Inc.	834	27,197
Ellie Mae Inc.	922	64,346	(a)
EnerNOC Inc.	870	8,439	(a)
EPIQ Systems Inc.	1,007	16,998
ePlus Inc.	174	13,337	(a)
FactSet Research Systems Inc.	606	98,481
Fair Isaac Corp.	1,453	131,903
Glu Mobile Inc.	3,733	23,182	(a)
Guidance Software Inc.	588	4,980	(a)
Guidewire Software Inc.	2,177	115,229	(a)
HubSpot Inc.	583	28,905	(a)
Informatica Corp.	1,632	79,103	(a)
Interactive Intelligence Group Inc.	537	23,880	(a)
Intuit Inc.	14,830	1,494,419
Jive Software Inc.	1,449	7,607	(a)

Manhattan Associates Inc.	3,440	205,196	(a)
Mentor Graphics Corp.	4,645	122,767
MicroStrategy Inc., Class A	288	48,983	(a)
MobileIron Inc.	1,194	7,057	(a)
Model N Inc.	658	7,837	(a)
Monotype Imaging Holdings Inc.	1,241	29,921
NetScout Systems Inc.	1,160	42,537	(a)
Park City Group Inc.	323	4,002	(a)
Paycom Software Inc.	982	33,535	(a)
Paylocity Holding Corp.	482	17,280	(a)
Pegasystems Inc.	1,109	25,385
PROS Holdings Inc.	737	15,558	(a)
PTC Inc.	1,792	73,508	(a)
QAD Inc., Class A	314	8,299
Qlik Technologies Inc.	2,835	99,112	(a)
RealPage Inc.	1,635	31,180	(a)
salesforce.com Inc.	32,760	2,281,079	(a)
Seachange International Inc.	1,025	7,185	(a)
Silver Spring Networks Inc.	1,129	14,011	(a)
SolarWinds Inc.	1,036	47,791	(a)
Solera Holdings Inc.	1,046	46,610
Synchronoss Technologies Inc.	1,204	55,059	(a)
Synopsys Inc.	2,416	122,370	(a)
Tangoe Inc.	1,201	15,109	(a)
Telenav Inc.	848	6,826	(a)
The Ultimate Software Group Inc.	446	73,296	(a)
TiVo Inc.	3,045	30,876	(a)
Tyler Technologies Inc.	1,570	203,127	(a)
Verint Systems Inc.	1,904	115,659	(a)
VirnetX Holding Corp.	1,462	6,140	(a)
Workiva Inc.	227	3,139	(a)
Yodlee Inc.	560	8,086	(a)
Zendesk Inc.	1,667	37,024	(a)
Zix Corp.	1,800	9,306	(a)
		10,197,068

Asset Management & Custody Banks—0.5%
Affiliated Managers Group Inc.	2,926	639,624	(a)
Ameriprise Financial Inc.	9,778	1,221,565
Arlington Asset Investment Corp., Class A	730	14,279
Ashford Inc.	34	2,967	(a)
BlackRock Inc.	6,799	2,352,318
Calamos Asset Management Inc., Class A	556	6,811
CIFC Corp.	156	1,237
Cohen & Steers Inc.	622	21,198
Diamond Hill Investment Group Inc.	93	18,568
Eaton Vance Corp.	1,838	71,921
Federated Investors Inc., Class B	1,489	49,867
Fifth Street Asset Management Inc.	191	1,963
Financial Engines Inc.	1,609	68,350
Franklin Resources Inc.	20,939	1,026,639
GAMCO Investors Inc., Class A	196	13,467
Invesco Ltd.	22,922	859,346
Janus Capital Group Inc.	6,876	117,717
Legg Mason Inc.	5,279	272,027
Medley Management Inc., Class A	167	1,977

Northern Trust Corp.	11,722	896,264
Pzena Investment Management Inc., Class A	399	4,409
Safeguard Scientifics Inc.	636	12,377	(a)
SEI Investments Co.	2,019	98,992
State Street Corp.	22,095	1,701,315	(b)
T Rowe Price Group Inc.	14,121	1,097,625
The Bank of New York Mellon Corp.	60,305	2,531,001
Virtus Investment Partners Inc.	213	28,169
Waddell & Reed Financial Inc., Class A	1,313	62,118
Walter Investment Management Corp.	1,177	26,918	(a)
Westwood Holdings Group Inc.	237	14,118
WisdomTree Investments Inc.	5,298	116,371
ZAIS Group Holdings Inc.	111	1,210	(a)
		13,352,728

Auto Parts & Equipment—0.2%
American Axle & Manufacturing Holdings Inc.	2,361	49,368	(a)
BorgWarner Inc.	12,207	693,846
Cooper-Standard Holding Inc.	420	25,817	(a)
Dana Holding Corp.	7,610	156,614
Delphi Automotive PLC	15,557	1,323,745
Dorman Products Inc.	827	39,415	(a)
Drew Industries Inc.	749	43,457
Federal-Mogul Holdings Corp.	938	10,646	(a)
Fox Factory Holding Corp.	512	8,233	(a)
Gentex Corp.	4,583	75,253
Gentherm Inc.	1,113	61,115	(a)
Johnson Controls Inc.	35,225	1,744,694
Metaldyne Performance Group Inc.	361	6,552
Modine Manufacturing Co.	1,489	15,977	(a)
Motorcar Parts of America Inc.	557	16,760	(a)
Remy International Inc.	881	19,479
Standard Motor Products Inc.	625	21,950
Stoneridge Inc.	876	10,258	(a)
Strattec Security Corp.	108	7,420
Superior Industries International Inc.	716	13,110
Tenneco Inc.	1,904	109,366	(a)
Tower International Inc.	663	17,271	(a)
		4,470,346

Automobile Manufacturers—0.2%
Ford Motor Co.	213,636	3,206,677
General Motors Co.	72,492	2,416,158
Thor Industries Inc.	711	40,015
Winnebago Industries Inc.	839	19,792
		5,682,642

Automotive Retail—0.2%
Advance Auto Parts Inc.	1,140	181,591
America’s Car-Mart Inc.	265	13,070	(a)
Asbury Automotive Group Inc.	846	76,664	(a)
AutoNation Inc.	4,062	255,825	(a)
AutoZone Inc.	1,708	1,139,065	(a)
CarMax Inc.	11,291	747,577	(a)
CST Brands Inc.	1,201	46,911

Group 1 Automotive Inc.	725	65,852
Lithia Motors Inc., Class A	707	80,004
Monro Muffler Brake Inc.	988	61,414
Murphy USA Inc.	663	37,009	(a)
O’Reilly Automotive Inc.	5,428	1,226,619	(a)
Sonic Automotive Inc., Class A	1,023	24,378
The Pep Boys-Manny Moe & Jack	1,665	20,430	(a)
		3,976,409

Biotechnology—1.3%
Abeona Therapeutics Inc.	317	1,604	(a)
ACADIA Pharmaceuticals Inc.	2,474	103,611	(a)
Acceleron Pharma Inc.	673	21,294	(a)
Achillion Pharmaceuticals Inc.	3,652	32,357	(a)
Acorda Therapeutics Inc.	1,329	44,296	(a)
Adamas Pharmaceuticals Inc.	319	8,364	(a)
Aduro Biotech Inc.	260	7,886	(a)
Advaxis Inc.	940	19,110	(a)
Aegerion Pharmaceuticals Inc.	781	14,816	(a)
Agenus Inc.	2,368	20,436	(a)
Akebia Therapeutics Inc.	742	7,635	(a)
Alder Biopharmaceuticals Inc.	639	33,848	(a)
Alexion Pharmaceuticals Inc.	12,527	2,264,486	(a)
AMAG Pharmaceuticals Inc.	719	49,654	(a)
Amgen Inc.	40,874	6,274,976
Amicus Therapeutics Inc.	2,990	42,308	(a)
Anacor Pharmaceuticals Inc.	1,272	98,491	(a)
Anthera Pharmaceuticals Inc.	1,112	9,585	(a)
Applied Genetic Technologies Corp.	268	4,111	(a)
Ardelyx Inc.	372	5,941	(a)
Arena Pharmaceuticals Inc.	7,513	34,860	(a)
ARIAD Pharmaceuticals Inc.	5,199	42,996	(a)
Array BioPharma Inc.	4,385	31,616	(a)
Arrowhead Research Corp.	1,868	13,356	(a)
Asterias Biotherapeutics Inc.	323	1,486	(a)
Atara Biotherapeutics Inc.	449	23,689	(a)
aTyr Pharma Inc.	188	3,482	(a)
Avalanche Biotechnologies Inc.	606	9,841	(a)
Bellicum Pharmaceuticals Inc.	258	5,488	(a)
BioCryst Pharmaceuticals Inc.	2,251	33,607	(a)
Biogen Inc.	12,638	5,104,994	(a)
BioSpecifics Technologies Corp.	153	7,895	(a)
BioTime Inc.	1,616	5,866	(a)
Blueprint Medicines Corp.	291	7,709	(a)
Calithera Biosciences Inc.	344	2,456	(a)
Cara Therapeutics Inc.	513	6,233	(a)
Catalyst Pharmaceuticals Inc.	2,329	9,619	(a)
Celgene Corp.	42,623	4,932,973	(a)
Celldex Therapeutics Inc.	3,058	77,123	(a)
Cellular Biomedicine Group Inc.	306	11,478	(a)
Cepheid	2,230	136,364	(a)
ChemoCentryx Inc.	846	6,963	(a)
Chimerix Inc.	1,282	59,228	(a)
Cidara Therapeutics Inc.	149	2,089	(a)
Clovis Oncology Inc.	772	67,843	(a)

Coherus Biosciences Inc.	730	21,097	(a)
Concert Pharmaceuticals Inc.	478	7,117	(a)
CorMedix Inc.	968	3,756	(a)
CTI BioPharma Corp.	5,081	9,908	(a)
Curis Inc.	3,443	11,396	(a)
Cytokinetics Inc.	1,058	7,110	(a)
CytRx Corp.	1,741	6,477	(a)
Dicerna Pharmaceuticals Inc.	468	6,529	(a)
Dyax Corp.	4,521	119,806	(a)
Dynavax Technologies Corp.	915	21,434	(a)
Eagle Pharmaceuticals Inc.	267	21,590	(a)
Emergent Biosolutions Inc.	943	31,072	(a)
Enanta Pharmaceuticals Inc.	496	22,315	(a)
Epizyme Inc.	899	21,576	(a)
Esperion Therapeutics Inc.	408	33,358	(a)
Exact Sciences Corp.	2,759	82,053	(a)
Exelixis Inc.	6,122	23,019	(a)
Fibrocell Science Inc.	757	3,989	(a)
FibroGen Inc.	1,484	34,874	(a)
Five Prime Therapeutics Inc.	668	16,593	(a)
Flexion Therapeutics Inc.	431	9,435	(a)
Foundation Medicine Inc.	371	12,555	(a)
Galena Biopharma Inc.	5,056	8,595	(a)
Genocea Biosciences Inc.	572	7,854	(a)
Genomic Health Inc.	551	15,312	(a)
Geron Corp.	4,916	21,040	(a)
Gilead Sciences Inc.	78,989	9,248,032
Halozyme Therapeutics Inc.	3,294	74,379	(a)
Heron Therapeutics Inc.	774	24,118	(a)
Idera Pharmaceuticals Inc.	2,690	9,980	(a)
Ignyta Inc.	567	8,556	(a)
Immune Design Corp.	350	7,228	(a)
ImmunoGen Inc.	2,676	38,481	(a)
Immunomedics Inc.	2,983	12,111	(a)
Infinity Pharmaceuticals Inc.	1,523	16,677	(a)
Inovio Pharmaceuticals Inc.	2,239	18,270	(a)
Insmed Inc.	1,906	46,545	(a)
Insys Therapeutics Inc.	732	26,293	(a)
Invitae Corp.	217	3,229	(a)
Ironwood Pharmaceuticals Inc.	3,896	46,986	(a)
Karyopharm Therapeutics Inc.	714	19,428	(a)
Keryx Biopharmaceuticals Inc.	3,238	32,315	(a)
Kite Pharma Inc.	895	54,568	(a)
KYTHERA Biopharmaceuticals Inc.	800	60,248	(a)
La Jolla Pharmaceutical Co.	357	8,750	(a)
Lexicon Pharmaceuticals Inc.	1,273	10,248	(a)
Ligand Pharmaceuticals Inc., Class B	545	54,990	(a)
Lion Biotechnologies Inc.	1,393	12,774	(a)
Loxo Oncology Inc.	239	4,309	(a)
MacroGenics Inc.	873	33,148	(a)
MannKind Corp.	7,654	43,551	(a)
Medgenics Inc.	512	3,139	(a)
Merrimack Pharmaceuticals Inc.	3,391	41,930	(a)
MiMedx Group Inc.	3,370	39,058	(a)
Mirati Therapeutics Inc.	308	9,693	(a)

Momenta Pharmaceuticals Inc.	1,895	43,225	(a)
Myriad Genetics Inc.	2,151	73,112	(a)
Navidea Biopharmaceuticals Inc.	4,764	7,670	(a)
Neurocrine Biosciences Inc.	2,652	126,660	(a)
NewLink Genetics Corp.	651	28,820	(a)
Northwest Biotherapeutics Inc.	1,449	14,389	(a)
Novavax Inc.	8,321	92,696	(a)
Ocata Therapeutics Inc.	1,092	5,755	(a)
OncoMed Pharmaceuticals Inc.	525	11,812	(a)
Oncothyreon Inc.	3,175	11,874	(a)
Ophthotech Corp.	734	38,212	(a)
Orexigen Therapeutics Inc.	3,187	15,776	(a)
Organovo Holdings Inc.	2,521	9,504	(a)
Osiris Therapeutics Inc.	596	11,598	(a)
Otonomy Inc.	457	10,506	(a)
OvaScience Inc.	729	21,090	(a)
PDL BioPharma Inc.	5,116	32,896
Peregrine Pharmaceuticals Inc.	5,694	7,459	(a)
Pfenex Inc.	506	9,816	(a)
Portola Pharmaceuticals Inc.	1,433	65,273	(a)
Progenics Pharmaceuticals Inc.	2,170	16,188	(a)
Proteon Therapeutics Inc.	236	4,215	(a)
PTC Therapeutics Inc.	1,050	50,536	(a)
Radius Health Inc.	908	61,472	(a)
Raptor Pharmaceutical Corp.	2,497	39,428	(a)
Regeneron Pharmaceuticals Inc.	4,052	2,067,047	(a)
Regulus Therapeutics Inc.	878	9,623	(a)
Repligen Corp.	1,020	42,095	(a)
Retrophin Inc.	1,085	35,968	(a)
Rigel Pharmaceuticals Inc.	2,675	8,587	(a)
Sage Therapeutics Inc.	428	31,244	(a)
Sangamo Biosciences Inc.	2,160	23,954	(a)
Sarepta Therapeutics Inc.	1,287	39,163	(a)
Sorrento Therapeutics Inc.	880	15,506	(a)
Spark Therapeutics Inc.	248	14,947	(a)
Spectrum Pharmaceuticals Inc.	2,106	14,405	(a)
Stemline Therapeutics Inc.	472	5,555	(a)
Synergy Pharmaceuticals Inc.	3,108	25,796	(a)
Synta Pharmaceuticals Corp.	2,802	6,248	(a)
T2 Biosystems Inc.	279	4,528	(a)
TESARO Inc.	722	42,446	(a)
TG Therapeutics Inc.	1,097	18,199	(a)
Threshold Pharmaceuticals Inc.	1,938	7,830	(a)
Tobira Therapeutics Inc.	58	1,001	(a)
Tokai Pharmaceuticals Inc.	293	3,897	(a)
Trevena Inc.	755	4,726	(a)
Trovagene Inc.	757	7,684	(a)
Ultragenyx Pharmaceutical Inc.	1,114	114,062	(a)
United Therapeutics Corp.	720	125,244	(a)
Vanda Pharmaceuticals Inc.	1,295	16,434	(a)
Verastem Inc.	999	7,532	(a)
Versartis Inc.	695	10,578	(a)
Vertex Pharmaceuticals Inc.	13,099	1,617,465	(a)

Vitae Pharmaceuticals Inc.	410	5,904	(a)
Vital Therapies Inc.	517	10,909	(a)
Xencor Inc.	882	19,378	(a)
XOMA Corp.	2,846	11,042	(a)
Zafgen Inc.	510	17,661	(a)
ZIOPHARM Oncology Inc.	3,559	42,708	(a)
		35,532,305

Brewers—0.0% *
Craft Brew Alliance Inc.	340	3,761	(a)
Molson Coors Brewing Co., Class B	8,535	595,828
The Boston Beer Company Inc., Class A	424	98,364	(a)
		697,953

Broadcasting—0.1%
CBS Corp., Class B	24,332	1,350,426
Central European Media Enterprises Ltd., Class A	2,365	5,156	(a)
Crown Media Holdings Inc., Class A	1,057	4,778	(a)
Cumulus Media Inc., Class A	4,447	9,027	(a)
Discovery Communications Inc., Class A	8,086	268,940	(a)
Discovery Communications Inc., Class C	14,039	436,332	(a)
Entercom Communications Corp., Class A	779	8,896	(a)
Entravision Communications Corp., Class A	1,982	16,312
Gray Television Inc.	1,947	30,529	(a)
Hemisphere Media Group Inc.	319	3,796	(a)
Media General Inc.	2,978	49,197	(a)
Nexstar Broadcasting Group Inc., Class A	972	54,432
Saga Communications Inc., Class A	110	4,163
Scripps Networks Interactive Inc., Class A	5,108	333,910
Sinclair Broadcast Group Inc., Class A	2,060	57,495
TEGNA Inc.	12,293	394,236
The EW Scripps Co., Class A	1,835	41,930
Townsquare Media Inc., Class A	207	2,811	(a)
		3,072,366

Building Products—0.1%
AAON Inc.	1,269	28,578
Advanced Drainage Systems Inc.	1,047	30,709
American Woodmark Corp.	400	21,940	(a)
AO Smith Corp.	1,168	84,073
Apogee Enterprises Inc.	907	47,745
Builders FirstSource Inc.	1,443	18,528	(a)
Continental Building Products Inc.	985	20,872	(a)
Fortune Brands Home & Security Inc.	2,484	113,817
Gibraltar Industries Inc.	975	19,861	(a)
Griffon Corp.	1,069	17,019
Insteel Industries Inc.	584	10,921
Lennox International Inc.	645	69,460
Masco Corp.	18,875	503,396
Masonite International Corp.	939	65,833	(a)
NCI Building Systems Inc.	849	12,794	(a)
Nortek Inc.	301	25,022	(a)
Patrick Industries Inc.	401	15,258	(a)
PGT Inc.	1,475	21,402	(a)
Ply Gem Holdings Inc.	674	7,946	(a)
Quanex Building Products Corp.	1,061	22,737

Simpson Manufacturing Company Inc.	1,306	44,404
Trex Company Inc.	1,000	49,430	(a)
Universal Forest Products Inc.	629	32,727
		1,284,472

Cable & Satellite—0.5%
AMC Networks Inc., Class A	924	75,629	(a)
Cablevision Systems Corp., Class A	11,604	277,800
Comcast Corp., Class A	135,084	8,123,952
DIRECTV	26,946	2,500,319	(a)
Loral Space & Communications Inc.	404	25,501	(a)
Time Warner Cable Inc.	15,200	2,708,184
		13,711,385

Casinos & Gaming—0.0% *
Boyd Gaming Corp.	2,510	37,524	(a)
Caesars Acquisition Co., Class A	1,461	10,052	(a)
Caesars Entertainment Corp.	1,701	10,410	(a)
Churchill Downs Inc.	416	52,021
Eldorado Resorts Inc.	863	6,749	(a)
Empire Resorts Inc.	503	2,560	(a)
Isle of Capri Casinos Inc.	686	12,451	(a)
Monarch Casino & Resort Inc.	329	6,764	(a)
Penn National Gaming Inc.	2,479	45,490	(a)
Pinnacle Entertainment Inc.	1,880	70,086	(a)
Scientific Games Corp., Class A	1,561	24,258	(a)
Wynn Resorts Ltd.	4,312	425,465
		703,830

Catalog Retail—0.0% *
EVINE Live Inc.	1,543	4,151	(a)
HSN Inc.	1,515	106,338
		110,489

Coal & Consumable Fuels—0.0% *
Cloud Peak Energy Inc.	1,971	9,185	(a)
CONSOL Energy Inc.	12,531	272,424
Hallador Energy Co.	315	2,627
Peabody Energy Corp.	8,603	18,840
Solazyme Inc.	2,477	7,778	(a)
Uranium Energy Corp.	2,852	4,535	(a)
Westmoreland Coal Co.	551	11,450	(a)
		326,839

Commercial Printing—0.0% *
Brady Corp., Class A	1,484	36,714
Deluxe Corp.	2,329	144,398
Ennis Inc.	801	14,891
InnerWorkings Inc.	1,132	7,550	(a)
Multi-Color Corp.	393	25,105
Quad/Graphics Inc.	873	16,159
RR Donnelley & Sons Co.	3,250	56,648
		301,465

Commodity Chemicals—0.1%
Axiall Corp.	2,182	78,661
Cabot Corp.	989	36,880
Calgon Carbon Corp.	1,635	31,686
Core Molding Technologies Inc.	239	5,459	(a)
Hawkins Inc.	334	13,490
Koppers Holdings Inc.	637	15,747
Kronos Worldwide Inc.	653	7,157
LyondellBasell Industries N.V., Class A	21,112	2,185,514
Trecora Resources	636	9,604	(a)
Tredegar Corp.	773	17,091
Trinseo S.A.	349	9,367	(a)
Tronox Ltd., Class A	1,964	28,733
		2,439,389

Communications Equipment—0.6%
ADTRAN Inc.	1,648	26,780
Aerohive Networks Inc.	712	4,970	(a)
Alliance Fiber Optic Products Inc.	456	8,459
Applied Optoelectronics Inc.	466	8,090	(a)
ARRIS Group Inc.	2,067	63,250	(a)
Bel Fuse Inc., Class B	315	6,464
Black Box Corp.	463	9,260
CalAmp Corp.	1,127	20,579	(a)
Calix Inc.	1,332	10,137	(a)
Ciena Corp.	5,486	129,908	(a)
Cisco Systems Inc.	273,564	7,512,067
Clearfield Inc.	352	5,600	(a)
Comtech Telecommunications Corp.	492	14,293
Digi International Inc.	760	7,258	(a)
EMCORE Corp.	747	4,497	(a)
Extreme Networks Inc.	3,064	8,242	(a)
F5 Networks Inc.	3,896	468,884	(a)
Finisar Corp.	3,227	57,666	(a)
Harmonic Inc.	2,792	19,069	(a)
Harris Corp.	6,622	509,298
Infinera Corp.	4,025	84,444	(a)
InterDigital Inc.	1,681	95,632
Ixia	1,874	23,313	(a)
JDS Uniphase Corp.	3,648	42,244	(a)
Juniper Networks Inc.	18,888	490,521
KVH Industries Inc.	495	6,658	(a)
Motorola Solutions Inc.	9,975	571,966
NETGEAR Inc.	1,074	32,241	(a)
Novatel Wireless Inc.	1,167	3,793	(a)
Oclaro Inc.	2,974	6,721	(a)
Plantronics Inc.	1,826	102,822
Polycom Inc.	6,288	71,935	(a)
QUALCOMM Inc.	87,614	5,487,265
Ruckus Wireless Inc.	2,333	24,123	(a)
ShoreTel Inc.	1,993	13,513	(a)
Sonus Networks Inc.	1,512	10,463	(a)
Ubiquiti Networks Inc.	941	30,032
ViaSat Inc.	1,325	79,845	(a)
		16,072,302

Computer & Electronics Retail—0.0% *
Best Buy Company Inc.	15,553	507,183
Conn’s Inc.	850	33,745	(a)
GameStop Corp., Class A	5,878	252,519
Rent-A-Center Inc.	2,469	69,996
Systemax Inc.	332	2,869	(a)
		866,312

Construction & Engineering—0.1%
AECOM	2,343	77,506	(a)
Aegion Corp.	1,142	21,629	(a)
Ameresco Inc., Class A	605	4,628	(a)
Argan Inc.	403	16,253
Comfort Systems USA Inc.	1,165	26,737
Dycom Industries Inc.	1,060	62,381	(a)
EMCOR Group Inc.	1,952	93,247
Fluor Corp.	7,865	416,924
Furmanite Corp.	1,185	9,622	(a)
Granite Construction Inc.	1,792	63,634
Great Lakes Dredge & Dock Corp.	1,933	11,521	(a)
HC2 Holdings Inc.	609	5,450	(a)
Jacobs Engineering Group Inc.	6,874	279,222	(a)
KBR Inc.	2,247	43,772
MasTec Inc.	2,078	41,290	(a)
MYR Group Inc.	656	20,310	(a)
Northwest Pipe Co.	296	6,029	(a)
NV5 Holdings Inc.	161	3,906	(a)
Orion Marine Group Inc.	875	6,317	(a)
Primoris Services Corp.	1,207	23,899
Quanta Services Inc.	11,419	329,096	(a)
Tutor Perini Corp.	1,173	25,313	(a)
		1,588,686

Construction Machinery & Heavy Trucks—0.2%
Accuride Corp.	1,152	4,435	(a)
Alamo Group Inc.	300	16,392
American Railcar Industries Inc.	293	14,252
Astec Industries Inc.	587	24,548
Blue Bird Corp.	152	1,975	(a)
Caterpillar Inc.	32,485	2,755,378
Commercial Vehicle Group Inc.	916	6,604	(a)
Cummins Inc.	9,022	1,183,596
Douglas Dynamics Inc.	693	14,886
Federal Signal Corp.	1,945	29,000
FreightCar America Inc.	397	8,289
Joy Global Inc.	5,330	192,946
Meritor Inc.	3,038	39,859	(a)
Miller Industries Inc.	362	7,222
Navistar International Corp.	1,583	35,823	(a)
Oshkosh Corp.	1,219	51,661
PACCAR Inc.	18,961	1,209,901
Terex Corp.	1,638	38,084
The Greenbrier Companies Inc.	820	38,417

Trinity Industries Inc.	2,414	63,802
Twin Disc Inc.	248	4,623
Wabash National Corp.	2,117	26,547	(a)
Wabtec Corp.	1,505	141,831
		5,910,071

Construction Materials—0.0% *
Eagle Materials Inc.	783	59,766
Headwaters Inc.	2,296	41,833	(a)
Martin Marietta Materials Inc.	3,303	467,408
Summit Materials Inc., Class A	795	20,273	(a)
United States Lime & Minerals Inc.	60	3,487
US Concrete Inc.	452	17,126	(a)
Vulcan Materials Co.	7,056	592,210
		1,202,103

Consumer Electronics—0.0% *
Harman International Industries Inc.	3,824	454,826
Skullcandy Inc.	683	5,239	(a)
Universal Electronics Inc.	493	24,571	(a)
ZAGG Inc.	916	7,255	(a)
		491,891

Consumer Finance—0.3%
American Express Co.	46,972	3,650,664
Capital One Financial Corp.	29,377	2,584,295
Cash America International Inc.	854	22,366
Discover Financial Services	23,783	1,370,376
Encore Capital Group Inc.	810	34,619	(a)
Enova International Inc.	810	15,131	(a)
Ezcorp Inc., Class A	1,594	11,843	(a)
First Cash Financial Services Inc.	874	39,846	(a)
Green Dot Corp., Class A	1,423	27,208	(a)
Navient Corp.	20,909	380,753
Nelnet Inc., Class A	738	31,963
PRA Group Inc.	1,501	93,527	(a)
Regional Management Corp.	331	5,912	(a)
SLM Corp.	6,631	65,448	(a)
The JG Wentworth Co., Class A	451	4,149	(a)
World Acceptance Corp.	236	14,516	(a)
		8,352,616

Data Processing & Outsourced Services—0.8%
Alliance Data Systems Corp.	3,337	974,204	(a)
Automatic Data Processing Inc.	25,245	2,025,406
Blackhawk Network Holdings Inc.	1,688	69,546	(a)
Broadridge Financial Solutions Inc.	1,868	93,419
Cardtronics Inc.	1,403	51,981	(a)
Cass Information Systems Inc.	363	20,408
Computer Sciences Corp.	7,400	485,736
Convergys Corp.	4,625	117,891
CoreLogic Inc.	1,406	55,804	(a)
CSG Systems International Inc.	1,028	32,546
DST Systems Inc.	441	55,557
Euronet Worldwide Inc.	1,615	99,645	(a)
ExlService Holdings Inc.	1,041	35,998	(a)
Fidelity National Information Services Inc.	15,277	944,119
Fiserv Inc.	12,726	1,054,095	(a)

Global Cash Access Holdings Inc.	2,069	16,014	(a)
Global Payments Inc.	1,036	107,174
Heartland Payment Systems Inc.	1,142	61,725
Jack Henry & Associates Inc.	1,274	82,428
Mastercard Inc., Class A	52,116	4,871,804
MAXIMUS Inc.	3,080	202,448
ModusLink Global Solutions Inc.	1,155	3,927	(a)
MoneyGram International Inc.	912	8,381	(a)
NeuStar Inc., Class A	1,632	47,671	(a)
Paychex Inc.	17,566	823,494
Sykes Enterprises Inc.	1,224	29,682	(a)
Syntel Inc.	982	46,625	(a)
TeleTech Holdings Inc.	518	14,027
The Western Union Co.	27,993	569,098
Total System Services Inc.	8,768	366,239
VeriFone Systems Inc.	1,781	60,483	(a)
Visa Inc., Class A	103,961	6,980,981
WEX Inc.	603	68,724	(a)
Xerox Corp.	56,018	596,032
		21,073,312

Department Stores—0.1%
JC Penney Company Inc.	4,758	40,300	(a)
Kohl’s Corp.	10,633	665,732
Macy’s Inc.	18,078	1,219,723
Nordstrom Inc.	7,526	560,687
		2,486,442

Distillers & Vintners—0.1%
Brown-Forman Corp., Class B	8,408	842,314
Castle Brands Inc.	1,992	2,769	(a)
Constellation Brands Inc., Class A	9,110	1,056,942
MGP Ingredients Inc.	332	5,584
		1,907,609

Distributors—0.0% *
Core-Mark Holding Company Inc.	717	42,482
Fenix Parts Inc.	424	4,249	(a)
Genuine Parts Co.	8,210	735,041
LKQ Corp.	4,739	143,331	(a)
Pool Corp.	1,350	94,743
VOXX International Corp.	613	5,076	(a)
Weyco Group Inc.	199	5,934
		1,030,856

Diversified Banks—1.9%
Banca Monte dei Paschi di Siena S.p.A.	83,952	163,320	(a)
Bank of America Corp.	564,402	9,606,122
Citigroup Inc.	163,044	9,006,551
Comerica Inc.	9,575	491,389
JPMorgan Chase & Co.	199,427	13,513,173
Square 1 Financial Inc., Class A	524	14,331	(a)
U.S. Bancorp	95,454	4,142,704
Wells Fargo & Co.	251,916	14,167,756
		51,105,346

Diversified Capital Markets—0.0% *
HFF Inc. REIT, Class A	1,173	48,949

Diversified Chemicals—0.3%
Eastman Chemical Co.	7,956	650,960
EI du Pont de Nemours & Co.	48,666	3,112,191
LSB Industries Inc.	613	25,035	(a)
Olin Corp.	3,618	97,505
The Chemours Co.	2,835	45,360	(a)
The Dow Chemical Co.	58,319	2,984,183
		6,915,234

Diversified Metals & Mining—0.1%
Compass Minerals International Inc.	525	43,123
Freeport-McMoRan Inc.	55,557	1,034,471
Globe Specialty Metals Inc.	2,015	35,666
Horsehead Holding Corp.	1,750	20,510	(a)
Materion Corp.	626	22,067
RTI International Metals Inc.	958	30,196	(a)
Southern Copper Corp.	4,469	131,433
		1,317,466

Diversified Real Estate Activities—0.0% *
Alexander & Baldwin Inc.	2,229	87,823
Consolidated-Tomoka Land Co.	139	8,012
Tejon Ranch Co.	417	10,721	(a)
The St Joe Co.	1,303	20,235	(a)
		126,791

Diversified REITs—0.0% *
American Assets Trust Inc.	1,156	45,327
Armada Hoffler Properties Inc.	809	8,082
Chambers Street Properties	7,371	58,600
Cousins Properties Inc.	6,736	69,920
Duke Realty Corp.	5,375	99,814
First Potomac Realty Trust	1,824	18,787
Gladstone Commercial Corp.	625	10,350
Investors Real Estate Trust	3,684	26,304
Lexington Realty Trust	6,396	54,238
Liberty Property Trust	2,329	75,040
One Liberty Properties Inc.	387	8,235
PS Business Parks Inc.	604	43,579
RAIT Financial Trust	2,530	15,458
Select Income REIT	1,925	39,732
STORE Capital Corp.	1,040	20,904
Washington Real Estate Investment Trust	2,115	54,884
Whitestone REIT	702	9,140
		658,394

Diversified Support Services—0.0% *
Cintas Corp.	5,103	431,663
Civeo Corp.	3,350	10,284
Copart Inc.	1,774	62,941	(a)
G&K Services Inc., Class A	620	42,867
Healthcare Services Group Inc.	2,215	73,206
Matthews International Corp., Class A	1,021	54,256

McGrath RentCorp.	810	24,648
Mobile Mini Inc.	1,422	59,781
UniFirst Corp.	462	51,675
Viad Corp.	634	17,188
		828,509

Drug Retail—0.4%
CVS Health Corp.	60,633	6,359,189
Walgreens Boots Alliance Inc.	46,921	3,962,009
		10,321,198

Education Services—0.0% *
2U Inc.	742	23,885	(a)
American Public Education Inc.	534	13,734	(a)
Apollo Education Group Inc.	4,430	57,058	(a)
Bridgepoint Education Inc.	531	5,076	(a)
Bright Horizons Family Solutions Inc.	1,160	67,048	(a)
Cambium Learning Group Inc.	400	1,708	(a)
Capella Education Co.	378	20,287
Career Education Corp.	2,124	7,009	(a)
Chegg Inc.	2,337	18,322	(a)
DeVry Education Group Inc.	2,871	86,073
Graham Holdings Co., Class B	70	75,254
Grand Canyon Education Inc.	1,462	61,989	(a)
Houghton Mifflin Harcourt Co.	4,245	106,974	(a)
K12 Inc.	1,072	13,561	(a)
Strayer Education Inc.	342	14,740	(a)
Universal Technical Institute Inc.	663	5,702
		578,420

Electric Utilities—0.6%
ALLETE Inc.	1,512	70,142
American Electric Power Company Inc.	26,239	1,389,880
Cleco Corp.	2,817	151,695
Duke Energy Corp.	37,185	2,626,005
Edison International	17,563	976,151
El Paso Electric Co.	1,251	43,360
Entergy Corp.	9,688	683,004
Eversource Energy	17,032	773,423
Exelon Corp.	46,079	1,447,802
FirstEnergy Corp.	22,618	736,216
Genie Energy Ltd., Class B	385	4,031
Great Plains Energy Inc.	2,408	58,177
Hawaiian Electric Industries Inc.	1,674	49,768
IDACORP Inc.	2,347	131,761
MGE Energy Inc.	1,074	41,596
NextEra Energy Inc.	23,877	2,340,662
OGE Energy Corp.	3,109	88,824
Otter Tail Corp.	1,158	30,803
Pepco Holdings Inc.	13,714	369,455
Pinnacle West Capital Corp.	6,013	342,080
PNM Resources Inc.	3,718	91,463
Portland General Electric Co.	2,438	80,844
PPL Corp.	35,896	1,057,855
Spark Energy Inc., Class A	100	1,576
The Empire District Electric Co.	1,348	29,386
The Southern Co.	48,761	2,043,086

UIL Holdings Corp.	1,759	80,597
Unitil Corp.	428	14,133
Westar Energy Inc.	2,060	70,493
Xcel Energy Inc.	27,222	876,004
		16,700,272

Electrical Components & Equipment—0.2%
Acuity Brands Inc.	677	121,846
Allied Motion Technologies Inc.	195	4,380
AMETEK Inc.	12,936	708,634
Eaton Corporation PLC	25,100	1,693,999
Emerson Electric Co.	35,921	1,991,101
Encore Wire Corp.	644	28,523
EnerSys	1,380	97,000
Enphase Energy Inc.	854	6,499	(a)
Franklin Electric Company Inc.	1,473	47,622
FuelCell Energy Inc.	8,042	7,856	(a)
Generac Holdings Inc.	2,148	85,383	(a)
General Cable Corp.	1,518	29,950
GrafTech International Ltd.	3,763	18,665	(a)
Hubbell Inc., Class B	830	89,872
LSI Industries Inc.	671	6,267
Plug Power Inc.	5,418	13,274	(a)
Polypore International Inc.	1,397	83,652	(a)
Powell Industries Inc.	281	9,883
Preformed Line Products Co.	88	3,319
Regal Beloit Corp.	698	50,668
Rockwell Automation Inc.	7,307	910,745
Thermon Group Holdings Inc.	995	23,950	(a)
Vicor Corp.	533	6,497	(a)
		6,039,585

Electronic Components—0.1%
Amphenol Corp., Class A	16,624	963,693
AVX Corp.	1,400	18,844
Belden Inc.	1,988	161,485
Corning Inc.	68,132	1,344,244
DTS Inc.	552	16,831	(a)
II-VI Inc.	1,626	30,862	(a)
InvenSense Inc.	2,403	36,285	(a)
Knowles Corp.	3,959	71,658	(a)
Littelfuse Inc.	699	66,328
Rogers Corp.	578	38,229	(a)
Universal Display Corp.	1,248	64,559	(a)
Vishay Intertechnology Inc.	6,303	73,619
		2,886,637

Electronic Equipment & Instruments—0.0% *
Badger Meter Inc.	448	28,444
Checkpoint Systems Inc.	1,283	13,061
Cognex Corp.	1,358	65,320
Coherent Inc.	739	46,912	(a)
Control4 Corp.	641	5,699	(a)
Daktronics Inc.	1,212	14,374

FARO Technologies Inc.	539	25,171	(a)
FEI Co.	1,936	160,552
FLIR Systems Inc.	7,664	236,205
GSI Group Inc.	1,059	15,917	(a)
Itron Inc.	1,192	41,052	(a)
Keysight Technologies Inc.	2,638	82,279	(a)
Mesa Laboratories Inc.	89	7,912
MTS Systems Corp.	460	31,717
National Instruments Corp.	1,577	46,458
Newport Corp.	1,237	23,454	(a)
OSI Systems Inc.	616	43,607	(a)
RealD Inc.	1,262	15,560	(a)
Rofin-Sinar Technologies Inc.	873	24,095	(a)
Vishay Precision Group Inc.	399	6,009	(a)
Zebra Technologies Corp., Class A	806	89,506	(a)
		1,023,304

Electronic Manufacturing Services—0.0% *
Benchmark Electronics Inc.	1,625	35,393	(a)
CTS Corp.	1,030	19,848
IPG Photonics Corp.	558	47,528	(a)
Jabil Circuit Inc.	3,019	64,275
Kimball Electronics Inc.	917	13,379	(a)
Mercury Systems Inc.	1,066	15,606	(a)
Methode Electronics Inc.	1,192	32,720
Multi-Fineline Electronix Inc.	284	6,208	(a)
Park Electrochemical Corp.	631	12,090
Plexus Corp.	1,042	45,723	(a)
Sanmina Corp.	2,569	51,791	(a)
Trimble Navigation Ltd.	4,042	94,825	(a)
TTM Technologies Inc.	1,836	18,342	(a)
		457,728

Environmental & Facilities Services—0.1%
ABM Industries Inc.	1,740	57,194
Casella Waste Systems Inc., Class A	1,238	6,945	(a)
CECO Environmental Corp.	656	7,432
Clean Harbors Inc.	832	44,712	(a)
Heritage-Crystal Clean Inc.	385	5,659	(a)
Republic Services Inc.	13,486	528,247
Rollins Inc.	1,499	42,766
SP Plus Corp.	517	13,499	(a)
Stericycle Inc.	4,548	609,023	(a)
Team Inc.	645	25,961	(a)
Tetra Tech Inc.	1,869	47,921
TRC Companies Inc.	530	5,380	(a)
US Ecology Inc.	671	32,691
Waste Connections Inc.	1,930	90,942
Waste Management Inc.	22,970	1,064,659
		2,583,031

Fertilizers & Agricultural Chemicals—0.2%
American Vanguard Corp.	917	12,655
CF Industries Holdings Inc.	12,880	827,926
FMC Corp.	7,074	371,739
Intrepid Potash Inc.	1,747	20,859	(a)

Monsanto Co.	25,598	2,728,491
Rentech Inc.	3,725	3,986	(a)
The Mosaic Co.	16,711	782,910
The Scotts Miracle-Gro Co., Class A	697	41,269
		4,789,835

Food Distributors—0.1%
SpartanNash Co.	1,167	37,974
Sysco Corp.	31,721	1,145,128
The Andersons Inc.	882	34,398
The Chefs’ Warehouse Inc.	578	12,277	(a)
United Natural Foods Inc.	2,335	148,693	(a)
		1,378,470

Food Retail—0.1%
Casey’s General Stores Inc.	1,810	173,289
Fairway Group Holdings Corp.	674	2,399	(a)
Ingles Markets Inc., Class A	415	19,825
Natural Grocers by Vitamin Cottage Inc.	274	6,746	(a)
Smart & Final Stores Inc.	753	13,456	(a)
SUPERVALU Inc.	11,350	91,822	(a)
The Fresh Market Inc.	1,340	43,068	(a)
The Kroger Co.	26,331	1,909,261
Village Super Market Inc., Class A	215	6,813
Weis Markets Inc.	340	14,331
Whole Foods Market Inc.	19,330	762,375
		3,043,385

Footwear—0.2%
Crocs Inc.	2,391	35,172	(a)
Deckers Outdoor Corp.	1,592	114,576	(a)
NIKE Inc., Class B	37,502	4,050,966
Skechers U.S.A. Inc., Class A	637	69,936	(a)
Steven Madden Ltd.	1,747	74,737	(a)
Wolverine World Wide Inc.	3,204	91,250
		4,436,637

Forest Products—0.0% *
Boise Cascade Co.	1,237	45,373	(a)
Deltic Timber Corp.	345	23,336
Louisiana-Pacific Corp.	6,658	113,386	(a)
		182,095

Gas Utilities—0.1%
AGL Resources Inc.	6,510	303,106
Atmos Energy Corp.	1,574	80,715
Chesapeake Utilities Corp.	474	25,525
National Fuel Gas Co.	1,315	77,440
New Jersey Resources Corp.	2,659	73,255
Northwest Natural Gas Co.	839	35,389
ONE Gas Inc.	2,451	104,315
Piedmont Natural Gas Company Inc.	2,441	86,192
Questar Corp.	2,737	57,231
South Jersey Industries Inc.	2,125	52,551
Southwest Gas Corp.	1,455	77,420
The Laclede Group Inc.	1,346	70,073
UGI Corp.	2,687	92,567
WGL Holdings Inc.	2,321	126,007
		1,261,786

General Merchandise Stores—0.2%
Big Lots Inc.	2,515	113,150
Burlington Stores Inc.	2,342	119,910	(a)
Dollar General Corp.	15,969	1,241,430
Dollar Tree Inc.	11,058	873,471	(a)
Family Dollar Stores Inc.	5,229	412,098
Fred’s Inc., Class A	1,147	22,126
Target Corp.	34,315	2,801,133
Tuesday Morning Corp.	1,368	15,411	(a)
		5,598,729

Gold—0.0% *
Newmont Mining Corp.	28,418	663,845
Royal Gold Inc.	1,016	62,575
		726,420

Health Care REITs—0.1%
CareTrust REIT Inc.	963	12,201
HCP Inc.	24,693	900,554
Health Care REIT Inc.	18,862	1,237,913
Healthcare Realty Trust Inc.	3,120	72,571
LTC Properties Inc.	1,105	45,968
Medical Properties Trust Inc.	6,503	85,254
National Health Investors Inc.	1,164	72,517
New Senior Investment Group Inc.	2,045	27,342
Omega Healthcare Investors Inc.	2,504	85,962
Physicians Realty Trust	2,168	33,301
Sabra Health Care REIT Inc.	1,839	47,336
Senior Housing Properties Trust	3,661	64,251
Universal Health Realty Income Trust	381	17,701
Ventas Inc.	17,415	1,081,297
		3,784,168

Healthcare Distributors—0.2%
Aceto Corp.	907	22,339
AmerisourceBergen Corp.	11,181	1,188,988
Cardinal Health Inc.	17,692	1,479,936
Henry Schein Inc.	4,500	639,540	(a)
McKesson Corp.	12,479	2,805,404
Owens & Minor Inc.	2,954	100,436
Patterson Companies Inc.	4,611	224,325
PharMerica Corp.	945	31,468	(a)
		6,492,436

Healthcare Equipment—0.7%
Abaxis Inc.	701	36,088
Abbott Laboratories	80,001	3,926,449
ABIOMED Inc.	1,297	85,252	(a)
Accuray Inc.	2,487	16,762	(a)
Analogic Corp.	387	30,534
AngioDynamics Inc.	794	13,022	(a)
AtriCure Inc.	888	21,880	(a)
Baxter International Inc.	29,266	2,046,571
Becton Dickinson and Co.	11,189	1,584,922
Boston Scientific Corp.	71,615	1,267,586	(a)
Cantel Medical Corp.	1,072	57,534
Cardiovascular Systems Inc.	981	25,947	(a)

CONMED Corp.	859	50,054
Corindus Vascular Robotics Inc.	701	2,461	(a)
CR Bard Inc.	4,010	684,507
CryoLife Inc.	811	9,148
Cutera Inc.	448	6,935	(a)
Cyberonics Inc.	812	48,282	(a)
Cynosure Inc., Class A	695	26,813	(a)
Edwards Lifesciences Corp.	5,822	829,227	(a)
Entellus Medical Inc.	169	4,372	(a)
Exactech Inc.	337	7,020	(a)
GenMark Diagnostics Inc.	1,285	11,642	(a)
Globus Medical Inc., Class A	2,141	54,959	(a)
Greatbatch Inc.	797	42,974	(a)
HeartWare International Inc.	538	39,107	(a)
Hill-Rom Holdings Inc.	883	47,973
Hologic Inc.	3,808	144,933	(a)
IDEXX Laboratories Inc.	1,458	93,516	(a)
Inogen Inc.	489	21,809	(a)
Insulet Corp.	1,765	54,689	(a)
Integra LifeSciences Holdings Corp.	798	53,761	(a)
Intuitive Surgical Inc.	1,973	955,919	(a)
Invacare Corp.	1,019	22,041
InVivo Therapeutics Holdings Corp.	826	13,340	(a)
iRadimed Corp.	88	2,048	(a)
K2M Group Holdings Inc.	546	13,115	(a)
LeMaitre Vascular Inc.	362	4,366
Masimo Corp.	1,364	52,841	(a)
Natus Medical Inc.	1,027	43,709	(a)
Nevro Corp.	471	25,316	(a)
NuVasive Inc.	1,507	71,402	(a)
NxStage Medical Inc.	1,972	28,170	(a)
Orthofix International N.V.	596	19,740	(a)
ResMed Inc.	2,196	123,789
Rockwell Medical Inc.	1,554	25,050	(a)
Second Sight Medical Products Inc.	368	5,008	(a)
Sirona Dental Systems Inc.	866	86,964	(a)
St Jude Medical Inc.	15,040	1,098,973
STERIS Corp.	2,791	179,852
Stryker Corp.	16,035	1,532,465
SurModics Inc.	404	9,462	(a)
Tandem Diabetes Care Inc.	547	5,929	(a)
Teleflex Inc.	647	87,636
Thoratec Corp.	2,533	112,896	(a)
Tornier N.V.	1,129	28,214	(a)
TransEnterix Inc.	981	2,943	(a)
Varian Medical Systems Inc.	5,326	449,142	(a)
Veracyte Inc.	415	4,623	(a)
Wright Medical Group Inc.	1,600	42,016	(a)
Zeltiq Aesthetics Inc.	1,001	29,499	(a)
Zimmer Biomet Holdings Inc.	9,106	994,648
		17,417,845

Healthcare Facilities—0.1%
AAC Holdings Inc.	247	10,759	(a)
Amsurg Corp.	1,502	105,065	(a)

Capital Senior Living Corp.	916	22,442	(a)
Community Health Systems Inc.	1,839	115,802	(a)
Five Star Quality Care Inc.	1,327	6,370	(a)
Genesis Healthcare Inc.	1,127	7,438	(a)
Hanger Inc.	1,102	25,831	(a)
HCA Holdings Inc.	15,585	1,413,871	(a)
HealthSouth Corp.	2,836	130,626
Kindred Healthcare Inc.	2,594	52,632
LifePoint Health Inc.	691	60,083	(a)
National HealthCare Corp.	312	20,277
Select Medical Holdings Corp.	3,257	52,763
Surgical Care Affiliates Inc.	666	25,561	(a)
Tenet Healthcare Corp.	5,346	309,427	(a)
The Ensign Group Inc.	788	40,235
Universal Health Services Inc., Class B	4,879	693,306
US Physical Therapy Inc.	382	20,918
VCA Inc.	1,280	69,639	(a)
		3,183,045

Healthcare Services—0.2%
Addus HomeCare Corp.	211	5,878	(a)
Adeptus Health Inc., Class A	193	18,333	(a)
Air Methods Corp.	1,219	50,393	(a)
Alliance HealthCare Services Inc.	153	2,860	(a)
Almost Family Inc.	225	8,980	(a)
Amedisys Inc.	877	34,843	(a)
AMN Healthcare Services Inc.	1,468	46,374	(a)
Bio-Reference Laboratories Inc.	766	31,598	(a)
BioScrip Inc.	2,187	7,939	(a)
BioScrip Inc.	6	600	(a)
BioTelemetry Inc.	835	7,874	(a)
Chemed Corp.	531	69,614
Civitas Solutions Inc.	350	7,466	(a)
CorVel Corp.	268	8,581	(a)
Cross Country Healthcare Inc.	1,006	12,756	(a)
DaVita Healthcare Partners Inc.	9,233	733,747	(a)
Diplomat Pharmacy Inc.	1,122	50,210	(a)
ExamWorks Group Inc.	1,283	50,165	(a)
Express Scripts Holding Co.	39,193	3,485,825	(a)
Healthways Inc.	968	11,597	(a)
IPC Healthcare Inc.	540	29,911	(a)
Laboratory Corporation of America Holdings	5,343	647,678	(a)
Landauer Inc.	297	10,585
LHC Group Inc.	400	15,300	(a)
MEDNAX Inc.	1,457	107,978	(a)
National Research Corp., Class A	321	4,561
Omnicare Inc.	1,510	142,317
Quest Diagnostics Inc.	7,736	561,015
RadNet Inc.	1,119	7,486	(a)
Team Health Holdings Inc.	2,236	146,078	(a)
The Providence Service Corp.	424	18,775	(a)
		6,337,317

Healthcare Supplies—0.1%
Align Technology Inc.	1,133	71,050	(a)
Anika Therapeutics Inc.	454	14,996	(a)

Antares Pharma Inc.	4,824	10,034	(a)
Atrion Corp.	45	17,654
Cerus Corp.	2,970	15,414	(a)
DENTSPLY International Inc.	7,507	386,986
Endologix Inc.	2,096	32,153	(a)
Haemonetics Corp.	1,613	66,714	(a)
Halyard Health Inc.	2,172	87,966	(a)
ICU Medical Inc.	443	42,377	(a)
LDR Holding Corp.	723	31,270	(a)
Meridian Bioscience Inc.	1,297	24,176
Merit Medical Systems Inc.	1,373	29,574	(a)
Neogen Corp.	1,149	54,509	(a)
OraSure Technologies Inc.	1,808	9,745	(a)
Quidel Corp.	900	20,655	(a)
RTI Surgical Inc.	1,802	11,641	(a)
Sientra Inc.	219	5,525	(a)
STAAR Surgical Co.	1,228	11,863	(a)
The Cooper Companies Inc.	757	134,723
The Spectranetics Corp.	1,320	30,373	(a)
Unilife Corp.	3,630	7,805	(a)
Utah Medical Products Inc.	125	7,454
Vascular Solutions Inc.	552	19,165	(a)
West Pharmaceutical Services Inc.	2,237	129,925
		1,273,747

Healthcare Technology—0.1%
Allscripts Healthcare Solutions Inc.	2,649	36,238	(a)
Castlight Health Inc., Class B	1,041	8,474	(a)
Cerner Corp.	16,340	1,128,441	(a)
Computer Programs & Systems Inc.	349	18,644
Connecture Inc.	211	2,228	(a)
HealthStream Inc.	781	23,758	(a)
HMS Holdings Corp.	4,141	71,101	(a)
Imprivata Inc.	282	4,614	(a)
MedAssets Inc.	1,890	41,693	(a)
Medidata Solutions Inc.	1,716	93,213	(a)
Merge Healthcare Inc.	2,219	10,651	(a)
Omnicell Inc.	1,123	42,348	(a)
Press Ganey Holdings Inc.	325	9,318	(a)
Quality Systems Inc.	1,546	25,617
Vocera Communications Inc.	798	9,137	(a)
		1,525,475

Heavy Electrical Equipment—0.0% *
AZZ Inc.	801	41,492
Power Solutions International Inc.	142	7,671	(a)
PowerSecure International Inc.	706	10,420	(a)
		59,583

Home Building—0.1%
Beazer Homes USA Inc.	869	17,337	(a)
Cavco Industries Inc.	276	20,821	(a)
Century Communities Inc.	477	9,602	(a)
DR Horton Inc.	17,678	483,670
Green Brick Partners Inc.	446	4,884	(a)
Hovnanian Enterprises Inc., Class A	3,806	10,124	(a)
Installed Building Products Inc.	621	15,202	(a)

KB Home	3,970	65,902
Lennar Corp., Class A	9,508	485,288
LGI Homes Inc.	443	8,763	(a)
M/I Homes Inc.	773	19,070	(a)
MDC Holdings Inc.	1,835	54,995
Meritage Homes Corp.	1,237	58,250	(a)
NVR Inc.	61	81,740	(a)
PulteGroup Inc.	17,649	355,627
Standard Pacific Corp.	4,588	40,879	(a)
Taylor Morrison Home Corp., Class A	1,016	20,686	(a)
The New Home Company Inc.	290	4,997	(a)
The Ryland Group Inc.	1,459	67,654
Toll Brothers Inc.	2,497	95,360	(a)
TRI Pointe Group Inc.	5,026	76,898	(a)
WCI Communities Inc.	484	11,805	(a)
William Lyon Homes, Class A	600	15,402	(a)
		2,024,956

Home Entertainment Software—0.0% *
Electronic Arts Inc.	16,600	1,103,900	(a)
Take-Two Interactive Software Inc.	2,627	72,426	(a)
		1,176,326

Home Furnishing Retail—0.0% *
Aaron’s Inc.	1,007	36,463
Bed Bath & Beyond Inc.	9,206	635,030	(a)
Haverty Furniture Companies Inc.	619	13,383
Kirkland’s Inc.	536	14,938
Mattress Firm Holding Corp.	636	38,764	(a)
Pier 1 Imports Inc.	2,801	35,377
Restoration Hardware Holdings Inc.	1,036	101,145	(a)
Select Comfort Corp.	1,626	48,894	(a)
Williams-Sonoma Inc.	1,328	109,254
		1,033,248

Home Furnishings—0.0% *
Bassett Furniture Industries Inc.	333	9,461
Ethan Allen Interiors Inc.	792	20,861
Flexsteel Industries Inc.	183	7,885
Hooker Furniture Corp.	331	8,311
La-Z-Boy Inc.	1,590	41,881
Leggett & Platt Inc.	7,493	364,759
Mohawk Industries Inc.	3,320	633,788	(a)
Tempur Sealy International Inc.	951	62,671	(a)
		1,149,617

Home Improvement Retail—0.4%
Lowe’s Companies Inc.	50,118	3,356,402
Lumber Liquidators Holdings Inc.	843	17,459	(a)
The Home Depot Inc.	69,809	7,757,874
Tile Shop Holdings Inc.	842	11,948	(a)
		11,143,683

Hotel & Resort REITs—0.1%
Ashford Hospitality Prime Inc.	740	11,115
Ashford Hospitality Trust Inc.	2,588	21,894
Chatham Lodging Trust	1,184	31,340

Chesapeake Lodging Trust	1,854	56,510
DiamondRock Hospitality Co.	6,248	80,037
FelCor Lodging Trust Inc.	4,456	44,025
Hersha Hospitality Trust	1,527	39,139
Hospitality Properties Trust	2,336	67,324
Host Hotels & Resorts Inc.	40,710	807,279
LaSalle Hotel Properties	5,271	186,910
Pebblebrook Hotel Trust	2,232	95,708
RLJ Lodging Trust	4,110	122,396
Ryman Hospitality Properties Inc.	1,353	71,858
Strategic Hotels & Resorts Inc.	8,565	103,808	(a)
Summit Hotel Properties Inc.	2,707	35,218
Sunstone Hotel Investors Inc.	6,495	97,490
Xenia Hotels & Resorts Inc.	3,462	75,264
		1,947,315

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	24,082	1,189,410
Diamond Resorts International Inc.	1,293	40,794	(a)
Interval Leisure Group Inc.	1,215	27,763
La Quinta Holdings Inc.	2,894	66,128	(a)
Marriott International Inc., Class A	11,162	830,341
Marriott Vacations Worldwide Corp.	802	73,583
Morgans Hotel Group Co.	842	5,675	(a)
Royal Caribbean Cruises Ltd.	8,895	699,948
Starwood Hotels & Resorts Worldwide Inc.	9,226	748,136
The Marcus Corp.	575	11,029
Wyndham Worldwide Corp.	6,445	527,910
		4,220,717

Household Appliances—0.0% *
Helen of Troy Ltd.	884	86,181	(a)
iRobot Corp.	925	29,489	(a)
NACCO Industries Inc., Class A	130	7,899
Whirlpool Corp.	4,184	724,041
		847,610

Household Products—0.7%
Central Garden & Pet Co., Class A	1,319	15,050	(a)
Church & Dwight Company Inc.	2,039	165,424
Colgate-Palmolive Co.	45,694	2,988,845
HRG Group Inc.	2,448	31,824	(a)
Kimberly-Clark Corp.	19,586	2,075,528
Oil-Dri Corporation of America	146	4,436
Orchids Paper Products Co.	297	7,149
The Clorox Co.	7,042	732,509
The Procter & Gamble Co.	145,806	11,407,861
WD-40 Co.	451	39,309
		17,467,935

Housewares & Specialties—0.0% *
CSS Industries Inc.	296	8,954
Jarden Corp.	2,790	144,382	(a)
Libbey Inc.	680	28,104
Lifetime Brands Inc.	350	5,170
Newell Rubbermaid Inc.	14,511	596,547
Tupperware Brands Corp.	777	50,148
		833,305

Human Resource & Employment Services—0.0% *
Barrett Business Services Inc.	218	7,918
CDI Corp.	430	5,590
GP Strategies Corp.	404	13,429	(a)
Heidrick & Struggles International Inc.	559	14,579
Insperity Inc.	602	30,642
Kelly Services Inc., Class A	920	14,122
Kforce Inc.	769	17,587
Korn/Ferry International	1,567	54,484
ManpowerGroup Inc.	1,219	108,954
On Assignment Inc.	1,607	63,123	(a)
Robert Half International Inc.	7,220	400,710
Towers Watson & Co., Class A	1,080	135,864
TriNet Group Inc.	1,279	32,423	(a)
TrueBlue Inc.	1,303	38,960	(a)
Volt Information Sciences Inc.	290	2,816	(a)
WageWorks Inc.	1,110	44,899	(a)
		986,100

Hypermarkets & Super Centers—0.4%
Costco Wholesale Corp.	23,579	3,184,580
PriceSmart Inc.	602	54,926
Wal-Mart Stores Inc.	84,818	6,016,141
		9,255,647

Independent Power Producers & Energy Traders—0.0% *
AES Corp.	36,679	486,364
Atlantic Power Corp.	3,741	11,522
Dynegy Inc.	3,985	116,561	(a)
NRG Energy Inc.	17,999	411,817
NRG Yield Inc., Class A	1,072	23,573
NRG Yield Inc., Class C	1,066	23,335
Talen Energy Corp.	3,877	66,530	(a)
		1,139,702

Industrial Conglomerates—0.9%
3M Co.	34,094	5,260,704
Carlisle Companies Inc.	1,018	101,922
Danaher Corp.	33,108	2,833,714
General Electric Co.	541,525	14,388,319	(c)
Raven Industries Inc.	1,172	23,827
Roper Technologies Inc.	5,393	930,077
		23,538,563

Industrial Gases—0.1%
Air Products & Chemicals Inc.	10,328	1,413,180
Airgas Inc.	3,660	387,155
Praxair Inc.	15,477	1,850,275
		3,650,610

Industrial Machinery—0.3%
Actuant Corp., Class A	1,854	42,809
Albany International Corp., Class A	878	34,944
Altra Industrial Motion Corp.	819	22,260
Barnes Group Inc.	1,701	66,322
Blount International Inc.	1,516	16,555	(a)
Briggs & Stratton Corp.	1,387	26,714

Chart Industries Inc.	949	33,927	(a)
CIRCOR International Inc.	532	29,010
CLARCOR Inc.	2,337	145,455
Columbus McKinnon Corp.	623	15,575
Crane Co.	759	44,576
Donaldson Company Inc.	1,970	70,526
Dover Corp.	8,620	604,952
EnPro Industries Inc.	710	40,626
ESCO Technologies Inc.	806	30,152
Flowserve Corp.	7,238	381,153
Global Brass & Copper Holdings Inc.	675	11,482
Graco Inc.	915	64,992
Graham Corp.	318	6,516
Harsco Corp.	2,485	41,003
Hillenbrand Inc.	1,953	59,957
Hurco Companies Inc.	204	7,063
Hyster-Yale Materials Handling Inc.	294	20,368
IDEX Corp.	1,215	95,475
Illinois Tool Works Inc.	18,175	1,668,283
Ingersoll-Rand PLC	14,234	959,656
ITT Corp.	1,390	58,158
John Bean Technologies Corp.	906	34,057
Kadant Inc.	341	16,095
Kennametal Inc.	1,235	42,138
LB Foster Co., Class A	317	10,971
Lincoln Electric Holdings Inc.	1,178	71,728
Lydall Inc.	530	15,667	(a)
Mueller Industries Inc.	1,770	61,454
Mueller Water Products Inc., Class A	4,999	45,491
NN Inc.	604	15,414
Nordson Corp.	882	68,699
Omega Flex Inc.	91	3,427
Pall Corp.	5,716	711,356
Parker-Hannifin Corp.	7,454	867,124
Proto Labs Inc.	723	48,788	(a)
RBC Bearings Inc.	725	52,026	(a)
Rexnord Corp.	3,155	75,436	(a)
Snap-on Inc.	3,099	493,516
SPX Corp.	640	46,330
Standex International Corp.	396	31,652
Stanley Black & Decker Inc.	8,260	869,282
Sun Hydraulics Corp.	701	26,715
Tennant Co.	569	37,179
The ExOne Co.	342	3,796	(a)
The Gorman-Rupp Co.	588	16,511
The Timken Co.	1,131	41,361
TriMas Corp.	1,408	41,677	(a)
Valmont Industries Inc.	367	43,625
Watts Water Technologies Inc., Class A	873	45,265
Woodward Inc.	2,931	161,176
Xerium Technologies Inc.	330	6,006	(a)
Xylem Inc.	9,902	367,067
		8,969,538

Industrial REITs—0.1%
DCT Industrial Trust Inc.	2,755	86,617
EastGroup Properties Inc.	1,001	56,286

First Industrial Realty Trust Inc.	3,434	64,319
Monmouth Real Estate Investment Corp., Class A	1,837	17,856
Prologis Inc.	28,174	1,045,255
Rexford Industrial Realty Inc.	1,725	25,151
STAG Industrial Inc.	2,010	40,200
Terreno Realty Corp.	1,334	26,280
		1,361,964

Insurance Brokers—0.1%
Aon PLC	15,140	1,509,155
Arthur J Gallagher & Co.	2,615	123,689
Brown & Brown Inc.	1,800	59,148
Crawford & Co., Class B	883	7,444
eHealth Inc.	564	7,157	(a)
Marsh & McLennan Companies Inc.	28,874	1,637,156
Patriot National Inc.	265	4,240	(a)
		3,347,989

Integrated Oil & Gas—1.2%
Chevron Corp.	101,117	9,754,757
Exxon Mobil Corp.	224,794	18,702,861
Occidental Petroleum Corp.	41,294	3,211,434
		31,669,052

Integrated Telecommunication Services—0.8%
AT&T Inc.	279,085	9,913,099
Atlantic Tele-Network Inc.	317	21,898
CenturyLink Inc.	30,280	889,627
Cincinnati Bell Inc.	6,552	25,029	(a)
Consolidated Communications Holdings Inc.	1,565	32,881
Fairpoint Communications Inc.	655	11,934	(a)
Frontier Communications Corp.	61,976	306,781
General Communication Inc., Class A	1,093	18,592	(a)
Hawaiian Telcom Holdco Inc.	333	8,691	(a)
IDT Corp., Class B	529	9,564
Verizon Communications Inc.	219,191	10,216,493
Windstream Holdings Inc.	3,119	19,899
		21,474,488

Internet Retail—0.6%
1-800-Flowers.com Inc., Class A	802	8,389	(a)
Amazon.com Inc.	20,516	8,905,790	(a)
Blue Nile Inc.	369	11,214	(a)
Etsy Inc.	621	8,725	(a)
Expedia Inc.	5,280	577,368
FTD Companies Inc.	569	16,040	(a)
Lands’ End Inc.	513	12,738	(a)
Liberty TripAdvisor Holdings Inc., Class A	2,319	74,718	(a)
Netflix Inc.	3,243	2,130,456	(a)
Nutrisystem Inc.	903	22,467
Orbitz Worldwide Inc.	3,469	39,616	(a)
Overstock.com Inc.	368	8,295	(a)
PetMed Express Inc.	641	11,070
Shutterfly Inc.	1,166	55,747	(a)
The Priceline Group Inc.	2,784	3,205,414	(a)
TripAdvisor Inc.	5,937	517,350	(a)
Wayfair Inc., Class A	622	23,412	(a)
zulily Inc., Class A	2,034	26,523	(a)
		15,655,332

Internet Software & Services—1.3%
Actua Corp.	1,260	17,968	(a)
Akamai Technologies Inc.	9,553	666,990	(a)
Amber Road Inc.	538	3,777	(a)
Angie’s List Inc.	1,375	8,470	(a)
Apigee Corp.	151	1,499	(a)
Bankrate Inc.	2,078	21,798	(a)
Bazaarvoice Inc.	1,887	11,114	(a)
Benefitfocus Inc.	245	10,743	(a)
Blucora Inc.	1,274	20,575	(a)
Box Inc., Class A	389	7,251	(a)
Brightcove Inc.	1,016	6,970	(a)
Carbonite Inc.	551	6,507	(a)
Care.com Inc.	588	3,481	(a)
ChannelAdvisor Corp.	667	7,971	(a)
comScore Inc.	1,069	56,935	(a)
Constant Contact Inc.	999	28,731	(a)
Cornerstone OnDemand Inc.	1,674	58,255	(a)
Coupons.com Inc.	1,891	20,404	(a)
Cvent Inc.	727	18,742	(a)
Dealertrack Technologies Inc.	1,700	106,743	(a)
Demandware Inc.	1,036	73,639	(a)
DHI Group Inc.	1,377	12,242	(a)
EarthLink Holdings Corp.	3,201	23,975
eBay Inc.	59,416	3,579,220	(a)
Endurance International Group Holdings Inc.	1,821	37,622	(a)
Envestnet Inc.	1,096	44,311	(a)
Everyday Health Inc.	667	8,524	(a)
Facebook Inc., Class A	113,192	9,707,912	(a)
Five9 Inc.	722	3,776	(a)
Gogo Inc.	1,754	37,588	(a)
Google Inc., Class A	15,379	8,305,275	(a)
Google Inc., Class C	15,424	8,028,346	(a)
GrubHub Inc.	2,334	79,519	(a)
GTT Communications Inc.	761	18,165	(a)
Hortonworks Inc.	233	5,900	(a)
Internap Corp.	1,733	16,030	(a)
IntraLinks Holdings Inc.	1,250	14,887	(a)
j2 Global Inc.	1,496	101,638
Limelight Networks Inc.	1,908	7,518	(a)
Liquidity Services Inc.	752	7,242	(a)
LivePerson Inc.	1,788	17,540	(a)
LogMeIn Inc.	764	49,270	(a)
Marchex Inc., Class B	1,006	4,980
Marin Software Inc.	901	6,073	(a)
Marketo Inc.	1,078	30,249	(a)
MaxPoint Interactive Inc.	209	1,689	(a)
Millennial Media Inc.	3,669	5,944	(a)
Monster Worldwide Inc.	2,843	18,593	(a)
New Relic Inc.	179	6,299	(a)
NIC Inc.	2,037	37,236
OPOWER Inc.	810	9,323	(a)
Q2 Holdings Inc.	605	17,091	(a)
QuinStreet Inc.	1,055	6,805	(a)
Rackspace Hosting Inc.	1,847	68,690	(a)

RealNetworks Inc.	647	3,500	(a)
Reis Inc.	271	6,011
RetailMeNot Inc.	1,194	21,289	(a)
Rocket Fuel Inc.	813	6,667	(a)
SciQuest Inc.	876	12,974	(a)
Shutterstock Inc.	609	35,712	(a)
SPS Commerce Inc.	515	33,887	(a)
Stamps.com Inc.	443	32,591	(a)
TechTarget Inc.	584	5,215	(a)
Textura Corp.	604	16,809	(a)
Travelzoo Inc.	237	2,673	(a)
TrueCar Inc.	1,519	18,213	(a)
United Online Inc.	456	7,146	(a)
VeriSign Inc.	5,726	353,409	(a)
Web.com Group Inc.	1,362	32,988	(a)
WebMD Health Corp.	1,174	51,985	(a)
XO Group Inc.	825	13,489	(a)
Xoom Corp.	1,000	21,055	(a)
Yahoo! Inc.	46,902	1,842,780	(a)
		33,996,428

Investment Banking & Brokerage—0.4%
BGC Partners Inc., Class A	5,697	49,849
Cowen Group Inc., Class A	3,490	22,336	(a)
E*TRADE Financial Corp.	15,398	461,170	(a)
Evercore Partners Inc., Class A	1,076	58,061
Greenhill & Company Inc.	902	37,280
INTL. FCStone Inc.	470	15,623	(a)
Investment Technology Group Inc.	1,068	26,486
KCG Holdings Inc., Class A	1,365	16,830	(a)
Ladenburg Thalmann Financial Services Inc.	3,202	11,207	(a)
Moelis & Co., Class A	538	15,446
Morgan Stanley	82,623	3,204,946
Oppenheimer Holdings Inc., Class A	333	8,751
Piper Jaffray Cos.	499	21,776	(a)
Raymond James Financial Inc.	1,995	118,862
RCS Capital Corp., Class A	1,516	11,613
Stifel Financial Corp.	3,166	182,805	(a)
The Charles Schwab Corp.	62,144	2,029,002
The Goldman Sachs Group Inc.	21,591	4,507,985
Virtu Financial Inc., Class A	584	13,712	(a)
		10,813,740

IT Consulting & Other Services—0.5%
6D Global Technologies Inc.	607	3,970	(a)
Accenture PLC, Class A	33,662	3,257,808
Acxiom Corp.	3,654	64,237	(a)
CACI International Inc., Class A	757	61,234	(a)
CIBER Inc.	2,449	8,449	(a)
Cognizant Technology Solutions Corp., Class A	32,670	1,995,810	(a)
Datalink Corp.	673	6,017	(a)
EPAM Systems Inc.	1,518	108,127	(a)
Forrester Research Inc.	320	11,527
Gartner Inc.	1,294	110,999	(a)
iGATE Corp.	1,127	53,747	(a)
International Business Machines Corp.	49,262	8,012,957

Leidos Holdings Inc.	974	39,321
Lionbridge Technologies Inc.	2,048	12,636	(a)
ManTech International Corp., Class A	760	22,040
Perficient Inc.	1,092	21,010	(a)
PFSweb Inc.	371	5,142	(a)
Science Applications International Corp.	2,052	108,448
ServiceSource International Inc.	1,845	10,092	(a)
Teradata Corp.	7,633	282,421	(a)
The Hackett Group Inc.	759	10,193
Unisys Corp.	1,562	31,225	(a)
Virtusa Corp.	923	47,442	(a)
		14,284,852

Leisure Facilities—0.0% *
ClubCorp Holdings Inc.	1,360	32,477
International Speedway Corp., Class A	1,302	47,744
Intrawest Resorts Holdings Inc.	552	6,414	(a)
SeaWorld Entertainment Inc.	2,119	39,074
Speedway Motorsports Inc.	350	7,928
Vail Resorts Inc.	1,127	123,069
		256,706

Leisure Products—0.1%
Arctic Cat Inc.	398	13,218
Black Diamond Inc.	713	6,588	(a)
Brunswick Corp.	1,444	73,442
Callaway Golf Co.	2,435	21,769
Escalade Inc.	302	5,554
Hasbro Inc.	6,018	450,086
JAKKS Pacific Inc.	594	5,875	(a)
Johnson Outdoors Inc., Class A	147	3,462
Malibu Boats Inc., Class A	550	11,050	(a)
Marine Products Corp.	339	2,115
Mattel Inc.	18,063	464,038
Nautilus Inc.	981	21,101	(a)
Polaris Industries Inc.	953	141,149
Smith & Wesson Holding Corp.	1,675	27,788	(a)
Sturm Ruger & Company Inc.	581	33,378
Vista Outdoor Inc.	991	44,496	(a)
		1,325,109

Life & Health Insurance—0.4%
Aflac Inc.	23,313	1,450,068
American Equity Investment Life Holding Co.	2,399	64,725
Citizens Inc.	1,530	11,414	(a)
CNO Financial Group Inc.	9,190	168,636
FBL Financial Group Inc., Class A	297	17,143
Fidelity & Guaranty Life	347	8,200
Independence Holding Co.	243	3,205
Kansas City Life Insurance Co.	108	4,937
Lincoln National Corp.	13,599	805,333
MetLife Inc.	59,884	3,352,905
National Western Life Insurance Co., Class A	69	16,525
Primerica Inc.	2,400	109,656
Principal Financial Group Inc.	14,659	751,860
Prudential Financial Inc.	24,330	2,129,361
StanCorp Financial Group Inc.	658	49,751

Symetra Financial Corp.	2,328	56,268
Torchmark Corp.	6,826	397,410
Unum Group	13,445	480,659
		9,878,056

Life Sciences Tools & Services—0.2%
Accelerate Diagnostics Inc.	670	17,293	(a)
Affymetrix Inc.	2,404	26,252	(a)
Agilent Technologies Inc.	17,903	690,698
Albany Molecular Research Inc.	776	15,691	(a)
Bio-Rad Laboratories Inc., Class A	323	48,647	(a)
Bio-Techne Corp.	579	57,014
Cambrex Corp.	974	42,798	(a)
Charles River Laboratories International Inc.	738	51,911	(a)
Fluidigm Corp.	894	21,635	(a)
Harvard Bioscience Inc.	995	5,671	(a)
INC Research Holdings Inc., Class A	403	16,168	(a)
Luminex Corp.	1,324	22,852	(a)
Mettler-Toledo International Inc.	436	148,876	(a)
NanoString Technologies Inc.	394	6,075	(a)
NeoGenomics Inc.	1,647	8,910	(a)
Pacific Biosciences of California Inc.	1,852	10,667	(a)
PAREXEL International Corp.	1,716	110,356	(a)
PerkinElmer Inc.	6,151	323,789
PRA Health Sciences Inc.	611	22,198	(a)
Sequenom Inc.	3,741	11,373	(a)
Thermo Fisher Scientific Inc.	21,387	2,775,177
Waters Corp.	4,457	572,190	(a)
		5,006,241

Managed Healthcare—0.6%
Aetna Inc.	18,848	2,402,366
Anthem Inc.	14,215	2,333,250
Centene Corp.	1,853	148,981	(a)
Cigna Corp.	13,850	2,243,700
Health Net Inc.	1,202	77,072	(a)
HealthEquity Inc.	1,123	35,992	(a)
Humana Inc.	8,018	1,533,683
Magellan Health Inc.	848	59,419	(a)
Molina Healthcare Inc.	1,720	120,916	(a)
Triple-S Management Corp., Class B	754	19,348	(a)
Trupanion Inc.	490	4,038	(a)
UnitedHealth Group Inc.	51,109	6,235,298
Universal American Corp.	1,535	15,534	(a)
WellCare Health Plans Inc.	2,054	174,241	(a)
		15,403,838

Marine—0.0% *
Eagle Bulk Shipping Inc.	670	4,670	(a)
Kirby Corp.	870	66,694	(a)
Matson Inc.	1,349	56,712
Scorpio Bulkers Inc.	5,564	9,069	(a)
Ultrapetrol Bahamas Ltd.	807	912	(a)
		138,057

Metal & Glass Containers—0.0% *
AptarGroup Inc.	976	62,239
Ball Corp.	7,313	513,007
Berry Plastics Group Inc.	3,708	120,139	(a)
Greif Inc., Class A	1,481	53,094
Myers Industries Inc.	759	14,421
Owens-Illinois Inc.	8,956	205,451	(a)
Silgan Holdings Inc.	651	34,347
		1,002,698

Mortgage REITs—0.0% *
AG Mortgage Investment Trust Inc.	891	15,396
Altisource Residential Corp.	1,770	29,825
American Capital Mortgage Investment Corp.	1,586	25,360
Anworth Mortgage Asset Corp.	3,270	16,121
Apollo Commercial Real Estate Finance Inc.	1,791	29,426
Apollo Residential Mortgage Inc.	1,000	14,690
Ares Commercial Real Estate Corp.	855	9,738
ARMOUR Residential REIT Inc.	10,966	30,814
Capstead Mortgage Corp.	2,966	32,923
Colony Capital Inc., Class A	3,481	78,845
CYS Investments Inc.	4,991	38,580
Dynex Capital Inc.	1,721	13,114
Great Ajax Corp.	127	1,801
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,013	20,311
Hatteras Financial Corp.	3,005	48,982
Invesco Mortgage Capital Inc.	3,845	55,060
iStar Financial Inc.	2,652	35,325	(a)
Ladder Capital Corp., Class A	1,217	21,115
New Residential Investment Corp.	6,194	94,397
New York Mortgage Trust Inc.	3,404	25,462
Orchid Island Capital Inc.	562	6,300
PennyMac Mortgage Investment Trust	2,321	40,455
Redwood Trust Inc.	2,631	41,307
Resource Capital Corp.	4,144	16,037
United Development Funding IV	936	16,361
Western Asset Mortgage Capital Corp.	1,324	19,555
		777,300

Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	11,234	633,036

Movies & Entertainment—0.7%
AMC Entertainment Holdings Inc., Class A	663	20,341
Carmike Cinemas Inc.	762	20,223	(a)
Cinemark Holdings Inc.	1,637	65,758
DreamWorks Animation SKG Inc., Class A	3,491	92,093	(a)
Global Eagle Entertainment Inc.	1,436	18,697	(a)
Live Nation Entertainment Inc.	2,273	62,485	(a)
Reading International Inc., Class A	514	7,119	(a)
Rentrak Corp.	394	27,501	(a)
SFX Entertainment Inc.	1,383	6,210	(a)

The Walt Disney Co.	83,794	9,564,247
Time Warner Inc.	44,341	3,875,847
Twenty-First Century Fox Inc., Class A	95,094	3,094,834
Viacom Inc., Class B	19,200	1,241,088
World Wrestling Entertainment Inc., Class A	942	15,543
		18,111,986

Multi-Line Insurance—0.3%
American Financial Group Inc.	1,151	74,861
American International Group Inc.	71,667	4,430,454
Assurant Inc.	3,662	245,354
Genworth Financial Inc., Class A	27,256	206,328	(a)
HCC Insurance Holdings Inc.	1,491	114,568
Horace Mann Educators Corp.	1,273	46,312
Kemper Corp.	2,114	81,495
Loews Corp.	16,038	617,623
National General Holdings Corp.	1,103	22,976
The Hartford Financial Services Group Inc.	22,670	942,392
		6,782,363

Multi-Sector Holdings—0.5%
Berkshire Hathaway Inc., Class B	98,049	13,345,449	(a)
FNFV Group	2,479	38,127	(a)
Leucadia National Corp.	16,838	408,827
PICO Holdings Inc.	718	10,569	(a)
		13,802,972

Multi-Utilities—0.4%
Alliant Energy Corp.	1,758	101,472
Ameren Corp.	12,941	487,617
Avista Corp.	1,936	59,338
Black Hills Corp.	2,089	91,185
CenterPoint Energy Inc.	22,879	435,387
CMS Energy Corp.	14,660	466,774
Consolidated Edison Inc.	15,773	912,941
Dominion Resources Inc.	31,894	2,132,752
DTE Energy Co.	9,637	719,306
MDU Resources Group Inc.	3,034	59,254
NiSource Inc.	16,946	772,568
NorthWestern Corp.	1,458	71,078
PG&E Corp.	25,801	1,266,829
Public Service Enterprise Group Inc.	27,054	1,062,681
SCANA Corp.	7,760	393,044
Sempra Energy	12,505	1,237,245
TECO Energy Inc.	12,762	225,377
Vectren Corp.	1,288	49,562
WEC Energy Group Inc.	16,801	755,530
		11,299,940

Office REITs—0.1%
Alexandria Real Estate Equities Inc.	1,123	98,217
BioMed Realty Trust Inc.	3,171	61,327
Boston Properties Inc.	8,254	999,064
Corporate Office Properties Trust	1,467	34,533
Douglas Emmett Inc.	2,136	57,544

Easterly Government Properties Inc.	416	6,623
Franklin Street Properties Corp.	2,764	31,261
Government Properties Income Trust	2,183	40,495
Gramercy Property Trust Inc.	1,779	41,575
Highwoods Properties Inc.	4,387	175,261
Hudson Pacific Properties Inc.	2,310	65,535
Kilroy Realty Corp.	1,370	91,995
Mack-Cali Realty Corp.	4,077	75,139
New York REIT Inc.	5,056	50,307
Parkway Properties Inc.	2,619	45,675
SL Green Realty Corp.	5,267	578,791
Vornado Realty Trust	9,401	892,437
		3,345,779

Office Services & Supplies—0.0% *
ACCO Brands Corp.	3,426	26,620	(a)
ARC Document Solutions Inc.	1,312	9,984	(a)
Essendant Inc.	1,192	46,786
Herman Miller Inc.	2,778	80,368
HNI Corp.	2,075	106,136
Interface Inc.	2,050	51,352
Kimball International Inc., Class B	1,074	13,060
Knoll Inc.	1,516	37,945
MSA Safety Inc.	1,403	68,060
NL Industries Inc.	176	1,304	(a)
Pitney Bowes Inc.	10,913	227,100
Steelcase Inc., Class A	2,584	48,863
West Corp.	1,616	48,642
		766,220

Oil & Gas Drilling—0.0% *
Atwood Oceanics Inc.	2,942	77,786
Diamond Offshore Drilling Inc.	3,723	96,091
Ensco PLC, Class A	12,758	284,121
Helmerich & Payne Inc.	5,754	405,197
Independence Contract Drilling Inc.	499	4,426	(a)
Nabors Industries Ltd.	4,542	65,541
Parker Drilling Co.	3,775	12,533	(a)
Patterson-UTI Energy Inc.	2,304	43,350
Pioneer Energy Services Corp.	1,997	12,661	(a)
Rowan Companies PLC, Class A	1,944	41,038
Unit Corp.	2,287	62,023	(a)
		1,104,767

Oil & Gas Equipment & Services—0.5%
Baker Hughes Inc.	23,287	1,436,808
Basic Energy Services Inc.	1,313	9,913	(a)
Bristow Group Inc.	1,079	57,511
C&J Energy Services Ltd.	1,744	23,021	(a)
Cameron International Corp.	10,461	547,843	(a)
CARBO Ceramics Inc.	607	25,269
Dresser-Rand Group Inc.	1,199	102,131	(a)
Dril-Quip Inc.	607	45,677	(a)
Era Group Inc.	632	12,943	(a)
Exterran Holdings Inc.	2,151	70,230

FMC Technologies Inc.	12,485	518,003	(a)
FMSA Holdings Inc.	1,982	16,233	(a)
Forum Energy Technologies Inc.	1,840	37,315	(a)
Geospace Technologies Corp.	408	9,404	(a)
Gulfmark Offshore Inc., Class A	795	9,222
Halliburton Co.	45,534	1,961,149
Helix Energy Solutions Group Inc.	4,822	60,902	(a)
Hornbeck Offshore Services Inc.	997	20,468	(a)
ION Geophysical Corp.	4,117	4,405	(a)
Key Energy Services Inc.	4,123	7,421	(a)
Matrix Service Co.	833	15,227	(a)
McDermott International Inc.	7,412	39,580	(a)
National Oilwell Varco Inc.	20,741	1,001,375
Natural Gas Services Group Inc.	389	8,877	(a)
Newpark Resources Inc.	2,617	21,276	(a)
Oceaneering International Inc.	1,539	71,702
Oil States International Inc.	2,403	89,464	(a)
PHI Inc.	388	11,648	(a)
RigNet Inc.	381	11,647	(a)
Schlumberger Ltd.	68,229	5,880,658
SEACOR Holdings Inc.	565	40,081	(a)
Seventy Seven Energy Inc.	1,735	7,443	(a)
Superior Energy Services Inc.	2,344	49,318
Tesco Corp.	1,192	12,993
TETRA Technologies Inc.	2,522	16,090	(a)
Tidewater Inc.	2,190	49,779
U.S. Silica Holdings Inc.	1,657	48,650
		12,351,676

Oil & Gas Exploration & Production—0.8%
Abraxas Petroleum Corp.	2,905	8,570	(a)
Anadarko Petroleum Corp.	27,297	2,130,804
Apache Corp.	20,152	1,161,360
Approach Resources Inc.	1,125	7,706	(a)
Bill Barrett Corp.	1,589	13,649	(a)
Bonanza Creek Energy Inc.	1,540	28,105	(a)
Cabot Oil & Gas Corp.	22,188	699,809
California Resources Corp.	4,811	29,058
Callon Petroleum Co.	2,089	17,380	(a)
Carrizo Oil & Gas Inc.	1,596	78,587	(a)
Chesapeake Energy Corp.	27,474	306,885
Cimarex Energy Co.	5,034	555,301
Clayton Williams Energy Inc.	183	12,032	(a)
ConocoPhillips	66,262	4,069,149
Contango Oil & Gas Co.	551	6,761	(a)
Denbury Resources Inc.	5,555	35,330
Devon Energy Corp.	20,710	1,232,038
Earthstone Energy Inc.	35	684	(a)
Eclipse Resources Corp.	1,470	7,732	(a)
Energen Corp.	1,228	83,872
Energy XXI Ltd.	2,863	7,530
EOG Resources Inc.	29,392	2,573,270
EQT Corp.	8,129	661,213
Erin Energy Corp.	422	1,650	(a)
Evolution Petroleum Corp.	780	5,140

EXCO Resources Inc.	4,811	5,677
Gastar Exploration Inc.	2,509	7,753	(a)
Gulfport Energy Corp.	1,662	66,895	(a)
Halcon Resources Corp.	11,364	13,182	(a)
Hess Corp.	13,076	874,523
Isramco Inc.	25	3,450	(a)
Jones Energy Inc., Class A	890	8,054	(a)
Magnum Hunter Resources Corp.	6,532	12,215	(a)
Marathon Oil Corp.	36,362	965,047
Matador Resources Co.	2,269	56,725	(a)
Murphy Oil Corp.	8,854	368,061
Newfield Exploration Co.	8,690	313,883	(a)
Noble Energy Inc.	20,782	886,976
Northern Oil and Gas Inc.	1,910	12,931	(a)
Oasis Petroleum Inc.	4,315	68,393	(a)
Panhandle Oil and Gas Inc., Class A	508	10,510
Parsley Energy Inc., Class A	2,585	45,031	(a)
PDC Energy Inc.	1,243	66,674	(a)
Penn Virginia Corp.	2,222	9,732	(a)
Pioneer Natural Resources Co.	7,969	1,105,221
QEP Resources Inc.	2,529	46,812
Range Resources Corp.	8,955	442,198
Rex Energy Corp.	1,491	8,335	(a)
Ring Energy Inc.	640	7,162	(a)
Rosetta Resources Inc.	3,527	81,615	(a)
RSP Permian Inc.	1,694	47,618	(a)
Sanchez Energy Corp.	1,607	15,749	(a)
SandRidge Energy Inc.	13,359	11,716	(a)
SM Energy Co.	1,051	48,472
Southwestern Energy Co.	20,842	473,739	(a)
Stone Energy Corp.	1,774	22,335	(a)
Synergy Resources Corp.	3,221	36,816	(a)
TransAtlantic Petroleum Ltd.	764	3,904	(a)
Triangle Petroleum Corp.	1,459	7,324	(a)
Ultra Petroleum Corp.	4,752	59,495	(a)
W&T Offshore Inc.	1,083	5,935
WPX Energy Inc.	3,190	39,173	(a)
		19,992,946

Oil & Gas Refining & Marketing—0.3%
Adams Resources & Energy Inc.	67	2,988
Alon USA Energy Inc.	969	18,314
Clean Energy Fuels Corp.	2,170	12,195	(a)
Delek US Holdings Inc.	1,782	65,613
Green Plains Inc.	1,180	32,509
HollyFrontier Corp.	3,053	130,333
Marathon Petroleum Corp.	29,209	1,527,923
Pacific Ethanol Inc.	793	8,184	(a)
Par Petroleum Corp.	490	9,173	(a)
Phillips 66	29,127	2,346,471
Renewable Energy Group Inc.	1,362	15,745	(a)
REX American Resources Corp.	208	13,237	(a)
Tesoro Corp.	6,745	569,345
Valero Energy Corp.	27,332	1,710,983
Western Refining Inc.	3,309	144,339
World Fuel Services Corp.	1,125	53,944
		6,661,296

Oil & Gas Storage & Transportation—0.3%
Dorian LPG Ltd.	771	12,860	(a)
Frontline Ltd.	3,348	8,169	(a)
GasLog Ltd.	1,289	25,716
Kinder Morgan Inc.	93,255	3,580,059
Nordic American Tankers Ltd.	2,766	39,360
ONEOK Inc.	11,077	437,320
Scorpio Tankers Inc.	5,555	56,050
SemGroup Corp., Class A	1,362	108,252
Ship Finance International Ltd.	1,830	29,866
Spectra Energy Corp.	35,929	1,171,285
Teekay Tankers Ltd., Class A	2,633	17,404
The Williams Companies Inc.	36,072	2,070,172
		7,556,513

Other Diversified Financial Services—0.0% *
Tiptree Financial Inc., Class A	878	6,365

Packaged Foods & Meats—0.6%
B&G Foods Inc.	1,798	51,297
Boulder Brands Inc.	1,699	11,791	(a)
Cal-Maine Foods Inc.	974	50,843
Calavo Growers Inc.	458	23,784
Campbell Soup Co.	9,541	454,629
ConAgra Foods Inc.	22,825	997,909
Dean Foods Co.	4,401	71,164
Diamond Foods Inc.	813	25,512	(a)
Farmer Bros Co.	252	5,922	(a)
Flowers Foods Inc.	2,880	60,912
Freshpet Inc.	639	11,885	(a)
General Mills Inc.	32,031	1,784,767
Hormel Foods Corp.	7,314	412,290
Inventure Foods Inc.	601	6,100	(a)
J&J Snack Foods Corp.	461	51,019
John B Sanfilippo & Son Inc.	260	13,494
Kellogg Co.	13,556	849,961
Keurig Green Mountain Inc.	6,206	475,566
Kraft Foods Group Inc.	31,829	2,709,921
Lancaster Colony Corp.	876	79,585
Landec Corp.	848	12,237	(a)
Lifeway Foods Inc.	157	3,013	(a)
McCormick & Company Inc.	6,900	558,555
Mead Johnson Nutrition Co.	10,890	982,496
Mondelez International Inc., Class A	87,412	3,596,130
Omega Protein Corp.	674	9,267	(a)
Post Holdings Inc.	2,553	137,683	(a)
Sanderson Farms Inc.	698	52,462
Seaboard Corp.	8	28,792	(a)
Seneca Foods Corp., Class A	252	6,998	(a)
Snyder’s-Lance Inc.	1,513	48,824
The Hain Celestial Group Inc.	1,599	105,310	(a)
The Hershey Co.	7,944	705,665
The JM Smucker Co.	5,271	571,429
The WhiteWave Foods Co., Class A	2,728	133,345	(a)
Tootsie Roll Industries Inc.	896	28,950

TreeHouse Foods Inc.	1,999	161,979	(a)
Tyson Foods Inc., Class A	15,713	669,845
		15,961,331

Paper Packaging—0.1%
AEP Industries Inc.	123	6,790	(a)
Avery Dennison Corp.	4,799	292,451
Bemis Company Inc.	1,518	68,325
MeadWestvaco Corp.	17,953	847,202
Packaging Corporation of America	1,544	96,484
Sealed Air Corp.	11,287	579,926
Sonoco Products Co.	1,572	67,376
		1,958,554

Paper Products—0.1%
Clearwater Paper Corp.	595	34,094	(a)
Domtar Corp.	998	41,317
International Paper Co.	22,636	1,077,247
KapStone Paper and Packaging Corp.	2,654	61,361
Neenah Paper Inc.	525	30,954
PH Glatfelter Co.	1,354	29,774
Schweitzer-Mauduit International Inc.	951	37,926
Wausau Paper Corp.	1,297	11,906
		1,324,579

Personal Products—0.1%
Avon Products Inc.	6,778	42,430
Edgewell Personal Care Co.	969	127,472
Elizabeth Arden Inc.	825	11,765	(a)
Inter Parfums Inc.	523	17,745
Medifast Inc.	347	11,215	(a)
Natural Health Trends Corp.	246	10,199
Nature’s Sunshine Products Inc.	313	4,304
Nutraceutical International Corp.	262	6,482	(a)
Revlon Inc., Class A	354	12,995	(a)
Synutra International Inc.	640	4,576	(a)
The Estee Lauder Companies Inc., Class A	11,931	1,033,941
USANA Health Sciences Inc.	176	24,052	(a)
		1,307,176

Pharmaceuticals—2.4%
AbbVie Inc.	92,444	6,211,312
Aerie Pharmaceuticals Inc.	637	11,243	(a)
Agile Therapeutics Inc.	319	2,740	(a)
Akorn Inc.	1,230	53,702	(a)
Alimera Sciences Inc.	895	4,126	(a)
Allergan PLC	21,102	6,403,613	(a)
Amphastar Pharmaceuticals Inc.	983	17,281	(a)
ANI Pharmaceuticals Inc.	245	15,202	(a)
Aratana Therapeutics Inc.	933	14,107	(a)
Assembly Biosciences Inc.	441	8,494	(a)
BioDelivery Sciences International Inc.	1,470	11,701	(a)
Bristol-Myers Squibb Co.	89,630	5,963,980
Carbylan Therapeutics Inc.	379	2,710	(a)
Catalent Inc.	2,596	76,141	(a)
Cempra Inc.	989	33,982	(a)
Collegium Pharmaceutical Inc.	207	3,693	(a)

Corcept Therapeutics Inc.	1,918	11,527	(a)
Corium International Inc.	265	3,628	(a)
Depomed Inc.	1,863	39,980	(a)
Dermira Inc.	392	6,880	(a)
Durect Corp.	3,479	8,315	(a)
Eli Lilly & Co.	52,399	4,374,793
Endocyte Inc.	1,168	6,062	(a)
Flex Pharma Inc.	175	3,010	(a)
Furiex Pharmaceuticals Inc.	244	2,440	(a,d)
Heska Corp.	175	5,196	(a)
Hospira Inc.	9,208	816,842	(a)
IGI Laboratories Inc.	1,287	8,108	(a)
Impax Laboratories Inc.	2,226	102,218	(a)
Intersect ENT Inc.	433	12,397	(a)
Intra-Cellular Therapies Inc.	673	21,502	(a)
Johnson & Johnson	149,007	14,522,222
Lannett Company Inc.	825	49,038	(a)
Mallinckrodt PLC	6,243	734,926	(a)
Merck & Company Inc.	151,812	8,642,657
Mylan N.V.	22,130	1,501,742	(a)
Nektar Therapeutics	4,083	51,078	(a)
Ocular Therapeutix Inc.	405	8,517	(a)
Omeros Corp.	1,175	21,138	(a)
Pacira Pharmaceuticals Inc.	1,131	79,984	(a)
Paratek Pharmaceuticals Inc.	376	9,690
Pernix Therapeutics Holdings Inc.	1,357	8,033	(a)
Perrigo Company PLC	7,864	1,453,503
Pfizer Inc.	330,911	11,095,446
Phibro Animal Health Corp., Class A	544	21,183
POZEN Inc.	884	9,114
Prestige Brands Holdings Inc.	1,624	75,094	(a)
Relypsa Inc.	1,011	33,454	(a)
Revance Therapeutics Inc.	483	15,446	(a)
Sagent Pharmaceuticals Inc.	687	16,701	(a)
SciClone Pharmaceuticals Inc.	1,550	15,221	(a)
Sucampo Pharmaceuticals Inc., Class A	774	12,717	(a)
Supernus Pharmaceuticals Inc.	1,066	18,101	(a)
Tetraphase Pharmaceuticals Inc.	1,121	53,180	(a)
The Medicines Co.	2,057	58,851	(a)
TherapeuticsMD Inc.	3,944	31,000	(a)
Theravance Inc.	2,642	47,741
VIVUS Inc.	3,112	7,344	(a)
XenoPort Inc.	1,862	11,414	(a)
Zoetis Inc.	26,838	1,294,128
Zogenix Inc.	4,766	8,007	(a)
ZS Pharma Inc.	563	29,496	(a)
		64,193,091

Precious Metals & Minerals—0.0% *
Stillwater Mining Co.	3,753	43,497	(a)

Property & Casualty Insurance—0.3%
ACE Ltd.	17,543	1,783,772
Ambac Financial Group Inc.	1,412	23,496	(a)
AMERISAFE Inc.	586	27,577
Argo Group International Holdings Ltd.	863	48,069

Aspen Insurance Holdings Ltd.	960	45,984
Atlas Financial Holdings Inc.	329	6,524	(a)
Baldwin & Lyons Inc., Class B	280	6,446
Cincinnati Financial Corp.	8,010	401,942
Donegal Group Inc., Class A	272	4,143
EMC Insurance Group Inc.	249	6,242
Employers Holdings Inc.	992	22,598
Federated National Holding Co.	445	10,769
First American Financial Corp.	5,052	187,985
Global Indemnity PLC	258	7,245	(a)
Hallmark Financial Services Inc.	450	5,121	(a)
HCI Group Inc.	273	12,069
Heritage Insurance Holdings Inc.	766	17,610	(a)
Infinity Property & Casualty Corp.	354	26,847
MBIA Inc.	4,856	29,185	(a)
Meadowbrook Insurance Group Inc.	1,594	13,708
Mercury General Corp.	567	31,554
National Interstate Corp.	225	6,147
Old Republic International Corp.	3,758	58,738
OneBeacon Insurance Group Ltd., Class A	710	10,302
RLI Corp.	1,338	68,760
Safety Insurance Group Inc.	454	26,200
Selective Insurance Group Inc.	1,768	49,592
State Auto Financial Corp.	466	11,161
State National Companies Inc.	944	10,224
Stewart Information Services Corp.	714	28,417
The Allstate Corp.	21,982	1,425,972
The Chubb Corp.	12,359	1,175,835
The Hanover Insurance Group Inc.	689	51,007
The Navigators Group Inc.	326	25,285	(a)
The Progressive Corp.	28,721	799,305
The Travelers Companies Inc.	17,223	1,664,775
United Fire Group Inc.	627	20,540
United Insurance Holdings Corp.	531	8,252
Universal Insurance Holdings Inc.	996	24,103
WR Berkley Corp.	1,556	80,803
XL Group PLC	16,475	612,870
		8,877,174

Publishing—0.0% *
Daily Journal Corp.	34	6,681	(a)
Gannett Company Inc.	1	7	(a)
John Wiley & Sons Inc., Class A	723	39,310
Journal Media Group Inc.	753	6,242
Martha Stewart Living Omnimedia Inc., Class A	968	6,040	(a)
Meredith Corp.	1,711	89,229
New Media Investment Group Inc.	1,392	24,959
News Corp., Class A	27,155	396,191	(a)
Scholastic Corp.	828	36,540
The New York Times Co., Class A	6,320	86,268
Time Inc.	5,110	117,581
Tribune Publishing Co.	613	9,526
		818,574

Railroads—0.3%
CSX Corp.	53,085	1,733,225
Genesee & Wyoming Inc., Class A	800	60,944	(a)
Kansas City Southern	5,898	537,898
Norfolk Southern Corp.	16,475	1,439,256
Union Pacific Corp.	47,058	4,487,921
		8,259,244

Real Estate Development—0.0% *
AV Homes Inc.	379	5,446	(a)
Forestar Group Inc.	1,048	13,792	(a)
		19,238

Real Estate Operating Companies—0.0% *
FRP Holdings Inc.	212	6,875	(a)

Real Estate Services—0.0% *
CBRE Group Inc., Class A	14,949	553,113	(a)
Jones Lang LaSalle Inc.	699	119,529
Kennedy-Wilson Holdings Inc.	2,880	70,819
Marcus & Millichap Inc.	422	19,471	(a)
RE/MAX Holdings Inc., Class A	370	13,139
		776,071

Regional Banks—0.6%
1st Source Corp.	459	15,661
Access National Corp.	216	4,199
American National Bankshares Inc.	261	6,214
Ameris Bancorp.	994	25,138
Ames National Corp.	293	7,354
Arrow Financial Corp.	334	9,028
Associated Banc-Corp.	2,376	48,162
Banc of California Inc.	1,117	15,359
BancFirst Corp.	221	14,464
BancorpSouth Inc.	4,349	112,030
Bank of Hawaii Corp.	680	45,342
Bank of Marin Bancorp.	187	9,513
Bank of the Ozarks Inc.	3,518	160,949
Banner Corp.	649	31,107
Bar Harbor Bankshares	175	6,200
BB&T Corp.	39,276	1,583,216
BBCN Bancorp Inc.	2,475	36,605
Berkshire Hills Bancorp Inc.	930	26,486
Blue Hills Bancorp Inc.	880	12,320	(a)
BNC Bancorp	743	14,362
Boston Private Financial Holdings Inc.	2,567	34,423
Bridge Bancorp Inc.	375	10,009
Bridge Capital Holdings	309	9,208	(a)
Bryn Mawr Bank Corp.	527	15,894
BSB Bancorp Inc.	242	5,351	(a)
C1 Financial Inc.	180	3,488	(a)
Camden National Corp.	227	8,785
Capital Bank Financial Corp., Class A	703	20,436	(a)
Capital City Bank Group Inc.	345	5,268
Cardinal Financial Corp.	1,001	21,812
Cascade Bancorp	924	4,786	(a)

Cathay General Bancorp.	3,642	118,183
Centerstate Banks Inc.	1,389	18,765
Central Pacific Financial Corp.	712	16,910
Century Bancorp Inc., Class A	102	4,147
Chemical Financial Corp.	1,044	34,515
Citizens & Northern Corp.	384	7,891
City Holding Co.	470	23,148
City National Corp.	754	68,154
CNB Financial Corp.	453	8,335
CoBiz Financial Inc.	1,131	14,782
Columbia Banking System Inc.	1,793	58,344
Commerce Bancshares Inc.	1,302	60,895
Community Bank System Inc.	1,266	47,817
Community Trust Bancorp Inc.	483	16,842
CommunityOne Bancorp	379	4,082	(a)
ConnectOne Bancorp Inc.	900	19,377
CU Bancorp	509	11,279	(a)
Cullen/Frost Bankers Inc.	857	67,343
Customers Bancorp Inc.	831	22,346	(a)
CVB Financial Corp.	3,308	58,254
Eagle Bancorp Inc.	926	40,707	(a)
East West Bancorp Inc.	2,255	101,069
Enterprise Bancorp Inc.	242	5,672
Enterprise Financial Services Corp.	627	14,277
Farmers Capital Bank Corp.	230	6,539	(a)
FCB Financial Holdings Inc., Class A	865	27,507	(a)
Fidelity Southern Corp.	526	9,173
Fifth Third Bancorp	43,527	906,232
Financial Institutions Inc.	450	11,178
First BanCorp	629	10,492
First Bancorp Inc.	330	6,415
First Busey Corp.	2,202	14,467
First Business Financial Services Inc.	132	6,188
First Citizens BancShares Inc., Class A	240	63,130
First Commonwealth Financial Corp.	2,793	26,785
First Community Bancshares Inc.	535	9,748
First Connecticut Bancorp Inc.	508	8,062
First Financial Bancorp.	1,900	34,086
First Financial Bankshares Inc.	1,991	68,968
First Financial Corp.	343	12,266
First Horizon National Corp.	3,638	57,007
First Interstate Bancsystem Inc., Class A	595	16,505
First Merchants Corp.	1,181	29,171
First Midwest Bancorp Inc.	2,424	45,983
First NBC Bank Holding Co.	477	17,172	(a)
First Niagara Financial Group Inc.	5,488	51,807
FirstMerit Corp.	7,743	161,287
Flushing Financial Corp.	919	19,308
FNB Corp.	5,449	78,030
Franklin Financial Network Inc.	169	3,877	(a)
Fulton Financial Corp.	8,187	106,922
German American Bancorp Inc.	421	12,398
Glacier Bancorp Inc.	2,347	69,049
Great Southern Bancorp Inc.	328	13,822
Great Western Bancorp Inc.	1,276	30,764

Green Bancorp Inc.	311	4,777	(a)
Guaranty Bancorp	451	7,446
Hampton Roads Bankshares Inc.	1,165	2,423	(a)
Hancock Holding Co.	3,632	115,897
Hanmi Financial Corp.	992	24,641
Heartland Financial USA Inc.	551	20,508
Heritage Commerce Corp.	680	6,535
Heritage Financial Corp.	945	16,887
Heritage Oaks Bancorp	727	5,721
Hilltop Holdings Inc.	2,368	57,045	(a)
Home BancShares Inc.	1,777	64,967
HomeTrust Bancshares Inc.	647	10,844	(a)
Horizon Bancorp	293	7,313
Hudson Valley Holding Corp.	474	13,372
Huntington Bancshares Inc.	43,428	491,171
Iberiabank Corp.	1,181	80,580
Independent Bank Corp.	663	8,990
Independent Bank Corp.	809	37,934
Independent Bank Group Inc.	300	12,870
International Bancshares Corp.	2,583	69,405
Investors Bancorp Inc.	10,829	133,197
KeyCorp	46,187	693,729
Lakeland Bancorp Inc.	1,166	13,864
Lakeland Financial Corp.	514	22,292
LegacyTexas Financial Group Inc.	1,470	44,394
M&T Bank Corp.	7,110	888,252
MainSource Financial Group Inc.	690	15,146
MB Financial Inc.	2,328	80,176
Mercantile Bank Corp.	533	11,412
Merchants Bancshares Inc.	154	5,093
Metro Bancorp Inc.	376	9,829
MidWestOne Financial Group Inc.	236	7,769
National Bank Holdings Corp., Class A	1,125	23,434
National Bankshares Inc.	216	6,320
National Commerce Corp.	184	4,747	(a)
National Penn Bancshares Inc.	4,335	48,899
NBT Bancorp Inc.	1,360	35,591
NewBridge Bancorp	1,135	10,136
OFG Bancorp	1,397	14,906
Old National Bancorp	3,645	52,707
Old Second Bancorp Inc.	690	4,554	(a)
Opus Bank	318	11,505
Pacific Continental Corp.	618	8,362
Pacific Premier Bancorp Inc.	661	11,211	(a)
PacWest Bancorp	1,525	71,309
Palmetto Bancshares Inc.	145	2,867
Park National Corp.	399	34,861
Park Sterling Corp.	1,410	10,152
Peapack Gladstone Financial Corp.	475	10,555
Penns Woods Bancorp Inc.	148	6,525
People’s United Financial Inc.	16,648	269,864
Peoples Bancorp Inc.	557	13,000
Peoples Financial Services Corp.	234	9,269
Pinnacle Financial Partners Inc.	1,116	60,677
Preferred Bank	366	10,998

PrivateBancorp Inc.	2,442	97,240
Prosperity Bancshares Inc.	3,115	179,860
QCR Holdings Inc.	357	7,768
Regions Financial Corp.	72,112	747,080
Renasant Corp.	977	31,850
Republic Bancorp Inc., Class A	303	7,787
S&T Bancorp Inc.	1,069	31,632
Sandy Spring Bancorp Inc.	766	21,433
Seacoast Banking Corporation of Florida	716	11,313	(a)
ServisFirst Bancshares Inc.	679	25,510
Sierra Bancorp	368	6,370
Signature Bank	792	115,941	(a)
Simmons First National Corp., Class A	915	42,712
South State Corp.	752	57,144
Southside Bancshares Inc.	786	22,975
Southwest Bancorp Inc.	597	11,110
State Bank Financial Corp.	1,086	23,566
Sterling Bancorp	2,840	41,748
Stock Yards Bancorp Inc.	461	17,421
Stonegate Bank	334	9,910
Suffolk Bancorp	358	9,186
Sun Bancorp Inc.	284	5,467	(a)
SunTrust Banks Inc.	27,757	1,194,106
Susquehanna Bancshares Inc.	5,694	80,399
SVB Financial Group	799	115,040	(a)
Synovus Financial Corp.	2,075	63,952
Talmer Bancorp Inc., Class A	1,686	28,241
TCF Financial Corp.	2,632	43,718
Texas Capital Bancshares Inc.	1,422	88,505	(a)
The Bancorp Inc.	1,017	9,438	(a)
The First of Long Island Corp.	388	10,755
The PNC Financial Services Group Inc.	27,904	2,669,018
Tompkins Financial Corp.	464	24,926
TowneBank	1,433	23,344
Trico Bancshares	713	17,148
Tristate Capital Holdings Inc.	673	8,702	(a)
Triumph Bancorp Inc.	458	6,023	(a)
Trustmark Corp.	3,149	78,662
UMB Financial Corp.	1,221	69,621
Umpqua Holdings Corp.	10,271	184,775
Union Bankshares Corp.	1,394	32,397
United Bankshares Inc.	2,153	86,615
United Community Banks Inc.	1,551	32,369
Univest Corporation of Pennsylvania	587	11,951
Valley National Bancorp	10,691	110,224
Washington Trust Bancorp Inc.	457	18,042
Webster Financial Corp.	4,243	167,811
WesBanco Inc.	1,178	40,076
West Bancorporation Inc.	511	10,138
Westamerica Bancorporation	790	40,014
Western Alliance Bancorp	2,680	90,466	(a)
Wilshire Bancorp Inc.	2,212	27,938
Wintrust Financial Corp.	1,475	78,736
Yadkin Financial Corp.	773	16,194	(a)
Zions Bancorporation	11,049	350,640
		16,172,576

Reinsurance—0.0% *
Alleghany Corp.	251	117,659	(a)
Enstar Group Ltd.	281	43,541	(a)
Everest Re Group Ltd.	693	126,133
Greenlight Capital Re Ltd., Class A	899	26,224	(a)
Maiden Holdings Ltd.	1,567	24,727
Montpelier Re Holdings Ltd.	1,120	44,240
Reinsurance Group of America Inc.	1,032	97,906
		480,430

Renewable Electricity—0.0% *
Ormat Technologies Inc.	1,153	43,445
Pattern Energy Group Inc.	1,594	45,238
Vivint Solar Inc.	654	7,959	(a)
		96,642

Research & Consulting Services—0.1%
Acacia Research Corp.	1,573	13,795
CBIZ Inc.	1,558	15,019	(a)
CEB Inc.	1,565	136,249
CRA International Inc.	297	8,277	(a)
Equifax Inc.	6,453	626,522
Exponent Inc.	814	36,451
Franklin Covey Co.	372	7,548	(a)
FTI Consulting Inc.	1,943	80,129	(a)
Hill International Inc.	1,151	6,054	(a)
Huron Consulting Group Inc.	723	50,675	(a)
ICF International Inc.	616	21,474	(a)
Mistras Group Inc.	525	9,964	(a)
Navigant Consulting Inc.	1,514	22,513	(a)
Nielsen N.V.	19,980	894,505
Pendrell Corp.	5,115	7,008	(a)
Resources Connection Inc.	1,187	19,099
RPX Corp.	1,701	28,747	(a)
The Advisory Board Co.	1,322	72,274	(a)
The Dun & Bradstreet Corp.	1,937	236,314
VSE Corp.	130	6,956
		2,299,573

Residential REITs—0.2%
American Campus Communities Inc.	1,750	65,957
American Residential Properties Inc.	999	18,482	(a)
Apartment Investment & Management Co., Class A	8,457	312,317
Associated Estates Realty Corp.	1,804	51,649
AvalonBay Communities Inc.	7,059	1,128,522
Bluerock Residential Growth REIT Inc.	567	7,178
Camden Property Trust	1,353	100,501
Campus Crest Communities Inc.	2,056	11,390
Education Realty Trust Inc.	1,508	47,291
Equity Residential	19,580	1,373,929
Essex Property Trust Inc.	3,490	741,625
Home Properties Inc.	903	65,964
Independence Realty Trust Inc.	689	5,188
Mid-America Apartment Communities Inc.	1,174	85,479
Monogram Residential Trust Inc.	5,155	46,498
NexPoint Residential Trust Inc.	584	7,843
Preferred Apartment Communities Inc., Class A	663	6,597

Silver Bay Realty Trust Corp.	1,109	18,066
Starwood Waypoint Residential Trust	1,184	28,132
Sun Communities Inc.	1,445	89,344
Trade Street Residential Inc.	539	3,590
UDR Inc.	4,035	129,241
UMH Properties Inc.	668	6,546
		4,351,329

Restaurants—0.5%
Biglari Holdings Inc.	53	21,929	(a)
BJ’s Restaurants Inc.	666	32,268	(a)
Bloomin’ Brands Inc.	3,846	82,112
Bob Evans Farms Inc.	734	37,471
Bojangles’ Inc.	254	6,061	(a)
Bravo Brio Restaurant Group Inc.	465	6,301	(a)
Brinker International Inc.	953	54,941
Buffalo Wild Wings Inc.	886	138,827	(a)
Carrols Restaurant Group Inc.	1,080	11,232	(a)
Chipotle Mexican Grill Inc.	1,671	1,010,938	(a)
Chuy’s Holdings Inc.	513	13,743	(a)
Cracker Barrel Old Country Store Inc.	595	88,750
Darden Restaurants Inc.	6,760	480,501
Dave & Buster’s Entertainment Inc.	706	25,480	(a)
Del Frisco’s Restaurant Group Inc.	734	13,674	(a)
Denny’s Corp.	2,631	30,546	(a)
DineEquity Inc.	526	52,121
Domino’s Pizza Inc.	860	97,524
Dunkin’ Brands Group Inc.	1,500	82,500
El Pollo Loco Holdings Inc.	418	8,657	(a)
Fiesta Restaurant Group Inc.	834	41,700	(a)
Jack in the Box Inc.	1,161	102,354
Jamba Inc.	435	6,738	(a)
Kona Grill Inc.	259	5,027	(a)
Krispy Kreme Doughnuts Inc.	2,016	38,828	(a)
McDonald’s Corp.	51,507	4,896,771
Noodles & Co.	372	5,431	(a)
Panera Bread Co., Class A	396	69,209	(a)
Papa John’s International Inc.	899	67,973
Papa Murphy’s Holdings Inc.	282	5,843	(a)
Popeyes Louisiana Kitchen Inc.	718	43,073	(a)
Potbelly Corp.	673	8,244	(a)
Red Robin Gourmet Burgers Inc.	439	37,675	(a)
Ruby Tuesday Inc.	1,893	11,869	(a)
Ruth’s Hospitality Group Inc.	1,086	17,506
Shake Shack Inc., Class A	175	10,547	(a)
Sonic Corp.	1,618	46,598
Starbucks Corp.	80,631	4,323,031
Texas Roadhouse Inc.	2,172	81,298
The Cheesecake Factory Inc.	2,219	121,013
The Habit Restaurants Inc., Class A	355	11,108	(a)
The Wendy’s Co.	4,243	47,861
Yum! Brands Inc.	23,211	2,090,847
Zoe’s Kitchen Inc.	599	24,523	(a)
		14,410,643

Retail REITs—0.2%
Acadia Realty Trust	2,138	62,237
Agree Realty Corp.	530	15,460
Alexander’s Inc.	65	26,650
Cedar Realty Trust Inc.	2,669	17,082
Equity One Inc.	3,511	81,947
Excel Trust Inc.	1,973	31,114
Federal Realty Investment Trust	1,070	137,056
General Growth Properties Inc.	33,792	867,103
Getty Realty Corp.	792	12,957
Inland Real Estate Corp.	2,701	25,443
Kimco Realty Corp.	21,963	495,046
Kite Realty Group Trust	2,586	63,279
National Retail Properties Inc.	2,088	73,101
Pennsylvania Real Estate Investment Trust	2,149	45,860
Ramco-Gershenson Properties Trust	2,451	40,000
Realty Income Corp.	12,498	554,786
Regency Centers Corp.	1,470	86,701
Retail Opportunity Investments Corp.	2,914	45,517
Rouse Properties Inc.	1,130	18,476
Saul Centers Inc.	300	14,757
Simon Property Group Inc.	16,726	2,893,933
Tanger Factory Outlet Centers Inc.	1,492	47,296
Taubman Centers Inc.	963	66,928
The Macerich Co.	7,526	561,440
Urban Edge Properties	2,538	52,765
Urstadt Biddle Properties Inc., Class A	803	15,000
Weingarten Realty Investors	1,776	58,057
WP GLIMCHER Inc.	2,885	39,034
		6,449,025

Security & Alarm Services—0.1%
The ADT Corp.	9,227	309,750
The Brink’s Co.	1,511	44,469
Tyco International PLC	22,511	866,223
		1,220,442

Semiconductor Equipment—0.1%
Advanced Energy Industries Inc.	1,271	34,940	(a)
Amkor Technology Inc.	3,065	18,329	(a)
Applied Materials Inc.	65,800	1,264,676
Axcelis Technologies Inc.	3,541	10,481	(a)
Brooks Automation Inc.	2,096	23,999
Cabot Microelectronics Corp.	764	35,992	(a)
Cascade Microtech Inc.	438	6,669	(a)
Cohu Inc.	807	10,677
Entegris Inc.	4,348	63,350	(a)
FormFactor Inc.	1,795	16,514	(a)
KLA-Tencor Corp.	8,595	483,125
Lam Research Corp.	8,530	693,915
Mattson Technology Inc.	2,316	7,759	(a)
MKS Instruments Inc.	1,656	62,829
Nanometrics Inc.	759	12,235	(a)
PDF Solutions Inc.	842	13,472	(a)
Photronics Inc.	2,041	19,410	(a)

Rudolph Technologies Inc.	997	11,974	(a)
SunEdison Inc.	4,541	135,821	(a)
Teradyne Inc.	3,342	64,467
Tessera Technologies Inc.	1,634	62,059
Ultra Clean Holdings Inc.	1,012	6,305	(a)
Ultratech Inc.	857	15,906	(a)
Veeco Instruments Inc.	1,253	36,011	(a)
Xcerra Corp.	1,701	12,877	(a)
		3,123,792

Semiconductors—0.8%
Advanced Micro Devices Inc.	29,526	70,862	(a)
Alpha & Omega Semiconductor Ltd.	694	6,066	(a)
Altera Corp.	16,054	821,965
Ambarella Inc.	972	99,815	(a)
Analog Devices Inc.	16,783	1,077,217
Applied Micro Circuits Corp.	2,506	16,915	(a)
Atmel Corp.	6,502	64,077
Broadcom Corp., Class A	29,212	1,504,126
Cavium Inc.	1,718	118,216	(a)
CEVA Inc.	639	12,416	(a)
Cirrus Logic Inc.	1,970	67,039	(a)
Cree Inc.	1,700	44,251	(a)
Cypress Semiconductor Corp.	5,171	60,811	(a)
Diodes Inc.	1,143	27,558	(a)
DSP Group Inc.	691	7,138	(a)
Exar Corp.	1,221	11,941	(a)
Fairchild Semiconductor International Inc.	5,429	94,356	(a)
First Solar Inc.	4,077	191,537	(a)
Inphi Corp.	1,188	27,158	(a)
Integrated Device Technology Inc.	6,912	149,990	(a)
Integrated Silicon Solution Inc.	975	21,586
Intel Corp.	254,927	7,753,605
Intersil Corp., Class A	6,121	76,574
IXYS Corp.	770	11,781
Kopin Corp.	2,054	7,086	(a)
Lattice Semiconductor Corp.	3,632	21,392	(a)
Linear Technology Corp.	12,767	564,684
M/A-COM Technology Solutions Holdings Inc.	728	27,846	(a)
MaxLinear Inc., Class A	1,618	19,578	(a)
Micrel Inc.	1,383	19,224
Microchip Technology Inc.	10,727	508,728
Micron Technology Inc.	57,643	1,085,994	(a)
Microsemi Corp.	2,953	103,207	(a)
Monolithic Power Systems Inc.	1,224	62,069
NeoPhotonics Corp.	870	7,943	(a)
NVE Corp.	149	11,682
NVIDIA Corp.	27,637	555,780
OmniVision Technologies Inc.	1,802	47,203	(a)
Pericom Semiconductor Corp.	698	9,179
PMC-Sierra Inc.	5,421	46,404	(a)
Power Integrations Inc.	911	41,159
Qorvo Inc.	8,019	643,685	(a)
Rambus Inc.	3,585	51,947	(a)
Semtech Corp.	2,061	40,911	(a)
Sigma Designs Inc.	1,092	13,028	(a)
Silicon Laboratories Inc.	1,939	104,725	(a)

Skyworks Solutions Inc.	10,270	1,069,107
Synaptics Inc.	1,144	99,225	(a)
Texas Instruments Inc.	56,117	2,890,587
Xilinx Inc.	13,903	613,956
		21,003,329

Silver—0.0% *
Coeur Mining Inc.	4,174	23,834	(a)
Hecla Mining Co.	11,535	30,337
		54,171

Soft Drinks—0.7%
Coca-Cola Bottling Company Consolidated	144	21,754
Coca-Cola Enterprises Inc.	11,581	503,079
Dr Pepper Snapple Group Inc.	10,420	759,618
Monster Beverage Corp.	7,902	1,059,026	(a)
National Beverage Corp.	350	7,872	(a)
PepsiCo Inc.	79,441	7,415,023
The Coca-Cola Co.	210,589	8,261,406
		18,027,778

Specialized Consumer Services—0.0% *
Ascent Capital Group Inc., Class A	411	17,566	(a)
Carriage Services Inc.	511	12,203
Collectors Universe Inc.	231	4,606
H&R Block Inc.	14,646	434,254
Liberty Tax Inc.	178	4,405
LifeLock Inc.	2,923	47,937	(a)
Regis Corp.	1,271	20,031	(a)
Service Corporation International	3,148	92,646
Sotheby’s	2,894	130,925
Steiner Leisure Ltd.	398	21,404	(a)
Weight Watchers International Inc.	903	4,380	(a)
		790,357

Specialized Finance—0.2%
CBOE Holdings Inc.	1,301	74,443
CME Group Inc.	16,994	1,581,462
Gain Capital Holdings Inc.	998	9,541
Intercontinental Exchange Inc.	6,003	1,342,331
MarketAxess Holdings Inc.	1,158	107,428
Marlin Business Services Corp.	260	4,389
McGraw Hill Financial Inc.	14,657	1,472,296
Moody’s Corp.	9,493	1,024,864
MSCI Inc.	1,752	107,835
NewStar Financial Inc.	755	8,305	(a)
On Deck Capital Inc.	352	4,076	(a)
PHH Corp.	1,546	40,242	(a)
Resource America Inc., Class A	475	3,995
The NASDAQ OMX Group Inc.	6,390	311,896
		6,093,103

Specialized REITs—0.3%
American Tower Corp.	22,645	2,112,552
CatchMark Timber Trust Inc., Class A	1,199	13,872
Communications Sales & Leasing Inc.	1,868	46,177	(a)
CorEnergy Infrastructure Trust Inc.	1,372	8,671
CoreSite Realty Corp.	761	34,580

Corrections Corporation of America	1,823	60,305
Crown Castle International Corp.	18,136	1,456,321
CubeSmart	5,170	119,737
CyrusOne Inc.	1,661	48,916
DuPont Fabros Technology Inc.	1,965	57,869
EPR Properties	1,772	97,070
Equinix Inc.	3,027	768,858
Extra Space Storage Inc.	1,731	112,896
InfraREIT Inc.	681	19,313	(a)
Iron Mountain Inc.	10,151	314,681
Lamar Advertising Co., Class A	1,261	72,482
National Storage Affiliates Trust	712	8,829
Plum Creek Timber Company Inc.	9,575	388,458
Potlatch Corp.	1,895	66,931
Public Storage	7,780	1,434,399
QTS Realty Trust Inc., Class A	740	26,973
Rayonier Inc.	1,979	50,564
Sovran Self Storage Inc.	1,104	95,949
The Geo Group Inc.	2,315	79,080
Weyerhaeuser Co.	27,827	876,551
		8,372,034

Specialty Chemicals—0.3%
A Schulman Inc.	909	39,741
Albemarle Corp.	1,748	96,612
Ashland Inc.	969	118,121
Balchem Corp.	965	53,770
Chase Corp.	217	8,626
Chemtura Corp.	2,090	59,168	(a)
Cytec Industries Inc.	1,113	67,370
Ecolab Inc.	14,434	1,632,052
Ferro Corp.	2,268	38,057	(a)
Flotek Industries Inc.	1,666	20,875	(a)
FutureFuel Corp.	773	9,948
HB Fuller Co.	1,566	63,611
Innophos Holdings Inc.	647	34,058
Innospec Inc.	751	33,825
International Flavors & Fragrances Inc.	4,321	472,242
KMG Chemicals Inc.	305	7,759
Kraton Performance Polymers Inc.	976	23,307	(a)
Minerals Technologies Inc.	1,620	110,371
NewMarket Corp.	165	73,242
OM Group Inc.	939	31,550
OMNOVA Solutions Inc.	1,440	10,786	(a)
PolyOne Corp.	4,159	162,908
PPG Industries Inc.	14,582	1,672,847
Quaker Chemical Corp.	414	36,780
Rayonier Advanced Materials Inc.	1,262	20,520
RPM International Inc.	2,076	101,662
Senomyx Inc.	1,349	7,231	(a)
Sensient Technologies Corp.	2,178	148,845
Sigma-Aldrich Corp.	6,401	891,979
Stepan Co.	600	32,466
The Sherwin-Williams Co.	4,257	1,170,760
The Valspar Corp.	1,165	95,320
Valhi Inc.	555	3,141
		7,349,550

Specialty Stores—0.1%
Barnes & Noble Inc.	1,571	40,783	(a)
Big 5 Sporting Goods Corp.	568	8,071
Build-A-Bear Workshop Inc.	458	7,323	(a)
Cabela’s Inc.	748	37,385	(a)
Dick’s Sporting Goods Inc.	1,514	78,380
Five Below Inc.	1,690	66,806	(a)
Hibbett Sports Inc.	773	36,006	(a)
MarineMax Inc.	796	18,714	(a)
Office Depot Inc.	7,679	66,500	(a)
Outerwall Inc.	574	43,687
Party City Holdco Inc.	780	15,811	(a)
Signet Jewelers Ltd.	1,249	160,172
Sportsman’s Warehouse Holdings Inc.	561	6,379	(a)
Staples Inc.	34,217	523,862
The Container Store Group Inc.	481	8,114	(a)
Tiffany & Co.	6,017	552,361
Tractor Supply Co.	7,286	655,303
Vitamin Shoppe Inc.	924	34,438	(a)
West Marine Inc.	577	5,562	(a)
Winmark Corp.	68	6,698
		2,372,355

Steel—0.1%
AK Steel Holding Corp.	5,526	21,386	(a)
Allegheny Technologies Inc.	5,995	181,049
Carpenter Technology Corp.	2,347	90,782
Cliffs Natural Resources Inc.	4,753	20,580
Commercial Metals Co.	5,405	86,912
Handy & Harman Ltd.	83	2,876	(a)
Haynes International Inc.	383	18,890
Nucor Corp.	17,146	755,624
Olympic Steel Inc.	274	4,779
Reliance Steel & Aluminum Co.	1,158	70,036
Ryerson Holding Corp.	325	2,958	(a)
Schnitzer Steel Industries Inc., Class A	818	14,290
Steel Dynamics Inc.	3,767	78,033
SunCoke Energy Inc.	2,027	26,351
TimkenSteel Corp.	1,822	49,176
United States Steel Corp.	2,270	46,807
Worthington Industries Inc.	2,245	67,485
		1,538,014

Systems Software—1.1%
A10 Networks Inc.	1,042	6,710	(a)
AVG Technologies N.V.	1,271	34,584	(a)
Barracuda Networks Inc.	248	9,826	(a)
CA Inc.	17,107	501,064
CommVault Systems Inc.	2,064	87,534	(a)
Cyan Inc.	933	4,889	(a)
FleetMatics Group PLC	1,188	55,634	(a)
Fortinet Inc.	2,219	91,711	(a)
Gigamon Inc.	851	28,075	(a)
Imperva Inc.	823	55,717	(a)
Infoblox Inc.	1,765	46,261	(a)

Microsoft Corp.	434,993	19,204,941
Oracle Corp.	171,333	6,904,720
Progress Software Corp.	1,572	43,230	(a)
Proofpoint Inc.	1,225	77,996	(a)
Qualys Inc.	772	31,150	(a)
Rally Software Development Corp.	799	15,541	(a)
Red Hat Inc.	9,853	748,138	(a)
Rovi Corp.	4,122	65,746	(a)
Symantec Corp.	36,427	846,928
TeleCommunication Systems Inc., Class A	1,607	5,319	(a)
The Rubicon Project Inc.	800	11,968	(a)
TubeMogul Inc.	432	6,173	(a)
Varonis Systems Inc.	278	6,141	(a)
VASCO Data Security International Inc.	913	27,563	(a)
		28,917,559

Technology Distributors—0.0% *
Agilysys Inc.	459	4,214	(a)
Anixter International Inc.	889	57,918	(a)
Arrow Electronics Inc.	1,491	83,198	(a)
Avnet Inc.	2,116	86,989
Electro Rent Corp.	508	5,517
Ingram Micro Inc., Class A	2,434	60,923	(a)
Insight Enterprises Inc.	1,201	35,922	(a)
PC Connection Inc.	329	8,139
ScanSource Inc.	887	33,759	(a)
SYNNEX Corp.	892	65,285
Tech Data Corp.	1,708	98,313	(a)
		540,177

Technology Hardware, Storage & Peripherals—1.8%
3D Systems Corp.	1,637	31,954	(a)
Apple Inc.	309,547	38,824,933
Avid Technology Inc.	1,000	13,340	(a)
Cray Inc.	1,270	37,478	(a)
Diebold Inc.	3,020	105,700
Dot Hill Systems Corp.	1,894	11,591	(a)
Eastman Kodak Co.	544	9,139	(a)
Electronics for Imaging Inc.	1,454	63,264	(a)
EMC Corp.	104,373	2,754,404
Hewlett-Packard Co.	97,085	2,913,521
Imation Corp.	1,048	4,255	(a)
Immersion Corp.	875	11,086	(a)
Lexmark International Inc., Class A	955	42,211
NCR Corp.	2,641	79,494	(a)
NetApp Inc.	16,666	525,979
Nimble Storage Inc.	1,572	44,110	(a)
QLogic Corp.	2,713	38,497	(a)
Quantum Corp.	6,700	11,256	(a)
SanDisk Corp.	11,173	650,492
Silicon Graphics International Corp.	1,077	6,968	(a)
Stratasys Ltd.	1,579	55,155	(a)
Super Micro Computer Inc.	1,145	33,869	(a)
Violin Memory Inc.	2,807	6,877	(a)
Western Digital Corp.	11,620	911,240
		47,186,813

Textiles—0.0% *
Culp Inc.	310	9,610
Unifi Inc.	464	15,544	(a)
		25,154

Thrifts & Mortgage Finance—0.1%
Anchor BanCorp Wisconsin Inc.	235	8,925	(a)
Astoria Financial Corp.	2,826	38,971
Bank Mutual Corp.	1,482	11,367
BankFinancial Corp.	573	6,750
BBX Capital Corp., Class A	89	1,445	(a)
Bear State Financial Inc.	397	3,708	(a)
Beneficial Bancorp Inc.	2,549	31,837	(a)
BofI Holding Inc.	478	50,529	(a)
Brookline Bancorp Inc.	2,192	24,748
Capitol Federal Financial Inc.	4,371	52,627
Charter Financial Corp.	537	6,664
Clifton Bancorp Inc.	840	11,752
Dime Community Bancshares Inc.	967	16,381
EverBank Financial Corp.	3,005	59,048
Federal Agricultural Mortgage Corp., Class C	329	9,561
First Defiance Financial Corp.	288	10,809
Flagstar Bancorp Inc.	646	11,938	(a)
Fox Chase Bancorp Inc.	315	5,330
Heritage Financial Group Inc.	283	8,541
Hingham Institution for Savings	39	4,489
HomeStreet Inc.	685	15,632	(a)
Hudson City Bancorp Inc.	25,999	256,870
Impac Mortgage Holdings Inc.	270	5,168	(a)
Kearny Financial Corp.	2,882	32,163	(a)
LendingTree, Inc.	181	14,228	(a)
Meridian Bancorp Inc.	1,689	22,649	(a)
Meta Financial Group Inc.	212	9,099
MGIC Investment Corp.	10,555	120,116	(a)
Nationstar Mortgage Holdings Inc.	1,223	20,546	(a)
New York Community Bancorp Inc.	6,921	127,208
NMI Holdings Inc., Class A	1,535	12,311	(a)
Northfield Bancorp Inc.	1,454	21,883
Northwest Bancshares Inc.	2,929	37,550
OceanFirst Financial Corp.	418	7,796
Ocwen Financial Corp.	3,333	33,997	(a)
Oritani Financial Corp.	1,364	21,892
PennyMac Financial Services Inc., Class A	456	8,263	(a)
Provident Financial Services Inc.	2,025	38,455
Radian Group Inc.	5,955	111,716
Stonegate Mortgage Corp.	484	4,874	(a)
Territorial Bancorp Inc.	262	6,356
TrustCo Bank Corp.	2,962	20,823
United Community Financial Corp.	1,564	8,367
United Financial Bancorp Inc.	1,518	20,417
Walker & Dunlop Inc.	822	21,980	(a)
Washington Federal Inc.	4,420	103,207
Waterstone Financial Inc.	951	12,553
WSFS Financial Corp.	870	23,794
		1,515,333

Tires & Rubber—0.0% *
Cooper Tire & Rubber Co.	1,790	60,556
The Goodyear Tire & Rubber Co.	14,556	438,863
		499,419

Tobacco—0.5%
Altria Group Inc.	105,744	5,171,939
Philip Morris International Inc.	83,239	6,673,271
Reynolds American Inc.	22,335	1,667,531
Universal Corp.	703	40,296
Vector Group Ltd.	2,522	59,166
		13,612,203

Trading Companies & Distributors—0.1%
Aircastle Ltd.	1,939	43,957
Applied Industrial Technologies Inc.	1,247	49,444
Beacon Roofing Supply Inc.	1,546	51,358	(a)
CAI International Inc.	531	10,933	(a)
DXP Enterprises Inc.	392	18,228	(a)
Fastenal Co.	14,606	616,081
GATX Corp.	684	36,355
H&E Equipment Services Inc.	970	19,371
Kaman Corp.	837	35,104
Lawson Products Inc.	174	4,085	(a)
MRC Global Inc.	3,193	49,300	(a)
MSC Industrial Direct Company Inc., Class A	789	55,049
Neff Corp., Class A	301	3,037	(a)
NOW Inc.	1,670	33,250	(a)
Rush Enterprises Inc., Class A	1,092	28,621	(a)
Stock Building Supply Holdings Inc.	464	9,071	(a)
TAL International Group Inc.	1,033	32,643
Textainer Group Holdings Ltd.	685	17,817
Titan Machinery Inc.	539	7,939	(a)
United Rentals Inc.	5,142	450,542	(a)
Veritiv Corp.	255	9,297	(a)
Watsco Inc.	428	52,961
WW Grainger Inc.	3,200	757,280
		2,391,723

Trucking—0.1%
ArcBest Corp.	810	25,758
Celadon Group Inc.	847	17,516
Con-way Inc.	2,685	103,023
Covenant Transportation Group Inc., Class A	365	9,147	(a)
Heartland Express Inc.	1,559	31,539
JB Hunt Transport Services Inc.	4,945	405,935
Knight Transportation Inc.	1,952	52,196
Landstar System Inc.	692	46,274
Marten Transport Ltd.	738	16,015
Old Dominion Freight Line Inc.	1,056	72,447	(a)
PAM Transportation Services Inc.	92	5,341	(a)
Quality Distribution Inc.	875	13,527	(a)
Roadrunner Transportation Systems Inc.	877	22,627	(a)
Ryder System Inc.	2,888	252,324
Saia Inc.	780	30,646	(a)
Swift Transportation Co.	2,740	62,116	(a)

Universal Truckload Services Inc.	253	5,556
USA Truck Inc.	303	6,433	(a)
Werner Enterprises Inc.	2,071	54,364
YRC Worldwide Inc.	1,038	13,473	(a)
		1,246,257

Water Utilities—0.0% *
American States Water Co.	1,176	43,970
Aqua America Inc.	2,759	67,568
Artesian Resources Corp., Class A	241	5,083
California Water Service Group	1,484	33,909
Connecticut Water Service Inc.	342	11,683
Middlesex Water Co.	484	10,919
SJW Corp.	487	14,946
The York Water Co.	401	8,365
		196,443

Wireless Telecommunication Services—0.0% *
Boingo Wireless Inc.	1,131	9,342	(a)
Leap Wireless International Inc.	1,991	5,017	(a,d)
NTELOS Holdings Corp.	505	2,333
RingCentral Inc., Class A	1,662	30,730	(a)
Shenandoah Telecommunications Co.	752	25,741
Spok Holdings Inc.	664	11,182
Telephone & Data Systems Inc.	1,532	45,041
		129,386

Total Common Stock
(Cost $761,698,784)		1,049,696,481

Warrant—0.0% *

Oil & Gas Exploration & Production—0.0% *
Magnum Hunter Resources Corp.	694	—	(a,d,**)

Total Warrants
(Cost $0)		—

Total Domestic Equity
(Cost $761,698,784)		1,049,696,481

Foreign Equity—24.8%

Common Stock—24.5%

Advertising—0.1%
Cheil Worldwide Inc.	2,021	31,345	(a)
Dentsu Inc.	7,900	409,316
Hakuhodo DY Holdings Inc.	8,600	92,139
JCDecaux S.A.	2,567	107,056
Publicis Groupe S.A.	6,697	494,866
REA Group Ltd.	842	25,375
WPP PLC	45,687	1,024,609
		2,184,706

Aerospace & Defense—0.2%
Airbus Group SE	18,897	1,225,403
AviChina Industry & Technology Company Ltd., Class H	76,000	74,210
BAE Systems PLC	103,579	734,999
Bombardier Inc., Class B	51,880	93,500

CAE Inc.	8,733	104,017
Cobham PLC	43,606	180,363
Embraer S.A.	22,900	174,419
Finmeccanica S.p.A.	15,038	189,000	(a)
Korea Aerospace Industries Ltd.	1,660	118,311
Meggitt PLC	31,899	233,982
Rolls-Royce Holdings PLC	70,702	967,380
Safran S.A.	9,971	675,358
Singapore Technologies Engineering Ltd.	63,000	154,400
Thales S.A.	3,301	199,199
Zodiac Aerospace	6,235	202,853
		5,327,394

Agricultural & Farm Machinery—0.0% *
CNH Industrial N.V.	35,038	319,342
Kubota Corp.	41,000	650,525
		969,867

Agricultural Products—0.0% *
Astra Agro Lestari Tbk PT	15,000	25,820
Charoen Pokphand Indonesia Tbk PT	289,500	59,713
China Agri-Industries Holdings Ltd.	83,000	47,214	(a)
Felda Global Ventures Holdings Bhd	47,900	20,694
Genting Plantations Bhd	8,500	22,326
Golden Agri-Resources Ltd.	324,000	98,656
IOI Corporation Bhd	127,900	137,629
Kuala Lumpur Kepong Bhd	18,200	103,228
Wilmar International Ltd.	95,000	231,415
		746,695

Air Freight & Logistics—0.1%
Bollore S.A.	20,000	106,406
Deutsche Post AG	34,385	1,003,960
Hyundai Glovis Company Ltd.	540	97,790
Royal Mail PLC	25,195	203,866
TNT Express N.V.	14,205	120,429
Yamato Holdings Company Ltd.	13,500	261,417
		1,793,868

Airlines—0.1%
Air China Ltd., Class H	70,000	79,277	(d)
AirAsia Bhd	48,500	19,796
ANA Holdings Inc.	46,000	124,844
Cathay Pacific Airways Ltd.	24,000	59,005
China Airlines Ltd.	104,000	44,324	(a)
China Southern Airlines Company Ltd., H Shares	52,000	61,440
Deutsche Lufthansa AG	12,521	161,342	(a)
easyJet PLC	5,802	141,070
Eva Airways Corp.	74,573	50,876	(a)
International Consolidated Airlines Group S.A.	37,196	289,112	(a)
Japan Airlines Company Ltd.	5,000	174,478
Korean Air Lines Company Ltd.	1,579	57,331	(a)
Latam Airlines Group S.A.	11,360	81,213	(a)
Qantas Airways Ltd.	41,362	100,459	(a)
Singapore Airlines Ltd.	19,000	151,407
Turk Hava Yollari AO	23,896	78,494	(a)
		1,674,468

Airport Services—0.0% *
Aena S.A.	2,198	229,570	(a,e)
Aeroports de Paris	1,084	122,410
Airports of Thailand PCL NVDR	16,100	144,433
Auckland International Airport Ltd.	32,076	107,055
Beijing Capital International Airport Company Ltd., Class H	64,000	73,803
Fraport AG Frankfurt Airport Services Worldwide	1,434	90,018
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	10,700	73,376
Grupo Aeroportuario del Sureste SAB de C.V., Class B	7,500	106,735
Malaysia Airports Holdings Bhd	36,000	59,253
Sydney Airport	21,887	83,775
TAV Havalimanlari Holding AS	6,264	53,194
		1,143,622

Alternative Carriers—0.0% *
Iliad S.A.	984	218,014
Inmarsat PLC	16,632	239,469
Intelsat S.A.	874	8,670	(a)
		466,153

Aluminum—0.0% *
Alumina Ltd.	91,959	108,140
Aluminum Corporation of China Ltd., Class H	152,000	76,857	(a)
Hindalco Industries Ltd.	39,321	69,065
Norsk Hydro ASA	48,652	204,379
		458,441

Apparel Retail—0.2%
ABC-Mart Inc.	1,000	61,210
Fast Retailing Company Ltd.	1,700	771,887
Hennes & Mauritz AB, Class B	32,469	1,249,064
Industria de Diseno Textil S.A.	40,483	1,315,070
Mr Price Group Ltd.	8,676	179,056
Shimamura Company Ltd.	800	84,076
The Foschini Group Ltd.	7,514	98,431
Truworths International Ltd.	16,087	113,584
		3,872,378

Apparel, Accessories & Luxury Goods—0.3%
Adidas AG	7,377	564,265
Burberry Group PLC	16,413	405,518
Christian Dior SE	1,479	288,548
Cie Financiere Richemont S.A.	18,594	1,513,107
Gildan Activewear Inc.	9,242	307,141
Hermes International	1,051	391,825
HUGO BOSS AG	2,221	248,082
Kering	3,052	544,596
Li & Fung Ltd.	228,000	180,870
LPP S.A.	33	58,329
Luxottica Group S.p.A.	6,436	427,750
LVMH Moet Hennessy Louis Vuitton SE	9,729	1,703,514
Michael Kors Holdings Ltd.	10,761	452,930	(a)
Pandora A/S	4,537	487,223
The Swatch Group AG	1,063	414,144
The Swatch Group AG	1,612	121,088
		8,108,930

Application Software—0.2%
Constellation Software Inc.	811	322,113
Dassault Systemes	5,024	365,084
Gemalto N.V.	3,114	277,153
Globant S.A.	474	14,424	(a)
NICE-Systems Ltd.	2,227	141,682
Open Text Corp.	4,812	195,533
SAP SE	33,693	2,350,050
Sapiens International Corporation N.V.	750	7,785
The Sage Group PLC	47,625	383,862
		4,057,686

Asset Management & Custody Banks—0.1%
3i Group PLC	21,378	173,654
Aberdeen Asset Management PLC	38,224	242,864
Brait SE	12,888	130,921	(a)
CETIP SA—Mercados Organizados	8,013	87,910
China Cinda Asset Management Company Ltd., Class H	158,000	88,043	(a)
CI Financial Corp.	4,930	132,683
Coronation Fund Managers Ltd.	10,031	68,106
Hargreaves Lansdown PLC	9,137	165,683
IGM Financial Inc.	4,620	147,209
Julius Baer Group Ltd.	9,628	540,355
Mirae Asset Securities Company Ltd.	1,323	59,897
OM Asset Management PLC	753	13,396
Partners Group Holding AG	704	210,548
SBI Holdings Inc.	7,800	107,472
Schroders PLC	2,761	137,909
		2,306,650

Auto Parts & Equipment—0.2%
Aisin Seiki Company Ltd.	8,300	353,394
Bharat Forge Ltd.	4,436	73,701
Bosch Ltd.	136	46,562
Continental AG	3,629	858,218
Denso Corp.	16,400	817,018
GKN PLC	61,788	325,047
Halla Visteon Climate Control Corp.	1,200	41,472
Hyundai Mobis Company Ltd.	2,478	470,963
Hyundai Wia Corp.	332	30,657
Koito Manufacturing Company Ltd.	4,000	156,090
Magna International Inc.	13,730	770,934
Motherson Sumi Systems Ltd.	4,328	35,192
NGK Spark Plug Company Ltd.	7,000	194,214
NHK Spring Company Ltd.	6,000	66,146
NOK Corp.	4,000	124,219
Stanley Electric Company Ltd.	5,300	110,535
Sumitomo Electric Industries Ltd.	29,300	454,232
Toyoda Gosei Company Ltd.	2,500	60,332
Toyota Industries Corp.	6,800	387,889
Valeo S.A.	2,941	463,185
		5,840,000

Automobile Manufacturers—0.8%
Astra International Tbk PT	847,000	449,467
Bayerische Motoren Werke AG	11,759	1,286,342

Brilliance China Automotive Holdings Ltd.	122,000	190,415
Byd Company Ltd., Class H	19,500	116,961
China Motor Corp.	19,000	14,810
Chongqing Changan Automobile Company Ltd., Class B	30,000	76,736
Daihatsu Motor Company Ltd.	8,000	113,954
Daimler AG	33,536	3,050,545
Dongfeng Motor Group Company Ltd., Class H	114,000	152,636
Fiat Chrysler Automobiles N.V.	34,881	510,678	(a)
Ford Otomotiv Sanayi AS	2,547	34,084
Fuji Heavy Industries Ltd.	21,000	773,653
Geely Automobile Holdings Ltd.	250,000	133,827
Great Wall Motor Company Ltd., Class H	41,500	203,417	(d)
Guangzhou Automobile Group Company Ltd., Class H	82,000	75,944
Honda Motor Company Ltd.	56,000	1,812,969
Hyundai Motor Co.	5,195	633,395
Isuzu Motors Ltd.	24,000	315,286
Kia Motors Corp.	9,879	401,200
Mahindra & Mahindra Ltd.	11,419	230,684
Mazda Motor Corp.	15,100	295,916
Mitsubishi Motors Corp.	21,900	186,490
Nissan Motor Company Ltd.	81,200	846,075
Peugeot S.A.	10,681	219,510	(a)
Renault S.A.	7,493	779,936
Suzuki Motor Corp.	13,900	469,714
Tata Motors Ltd.	33,690	229,450
Tofas Turk Otomobil Fabrikasi AS	4,588	31,340
Toyota Motor Corp.	94,900	6,361,825
UMW Holdings Bhd	21,300	57,244
Volkswagen AG	1,146	265,015
Yulon Motor Company Ltd.	32,000	37,129
		20,356,647

Automotive Retail—0.0% *
Hotai Motor Company Ltd.	9,000	127,469
USS Company Ltd.	7,800	140,874
		268,343
Biotechnology—0.1%
Actelion Ltd.	3,785	554,051
Affimed N.V.	475	6,398	(a)
CSL Ltd.	17,021	1,131,230
Grifols S.A.	5,817	234,169
Prothena Corporation PLC	971	51,143	(a)
XBiotech Inc.	125	2,260	(a)
		1,979,251

Brewers—0.3%
AMBEV S.A.	160,000	983,775
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	75,129
Anheuser-Busch InBev N.V.	27,973	3,350,508
Asahi Group Holdings Ltd.	14,800	470,796
Carlsberg A/S, Class B	3,174	287,994
Cia Cervecerias Unidas S.A.	3,906	41,360
Heineken Holding N.V.	3,947	276,838
Heineken N.V.	9,028	684,716
Kirin Holdings Company Ltd.	32,000	440,910

SABMiller PLC	34,778	1,807,135
Tsingtao Brewery Company Ltd., Class H	14,000	84,966
United Breweries Ltd.	2,416	35,307
		8,539,434

Broadcasting—0.1%
Astro Malaysia Holdings Bhd	30,600	24,979
BEC World PCL NVDR	35,500	39,415
Global Mediacom Tbk PT	224,500	19,701
Grupo Televisa SAB	100,800	783,946
ITV PLC	140,604	582,230
Media Nusantara Citra Tbk PT	154,000	22,408
ProSiebenSat.1 Media SE	7,909	390,381
RTL Group S.A.	1,661	150,017	(a)
Zee Entertainment Enterprises Ltd.	5,273	30,588
		2,043,665

Building Products—0.1%
Allegion PLC	5,211	313,390
Asahi Glass Company Ltd.	41,000	246,272
Assa Abloy AB, Class B	36,021	677,659
Cie de Saint-Gobain	16,223	727,907
Daikin Industries Ltd.	8,500	611,911
Geberit AG	1,262	420,914
KCC Corp.	194	85,395
LIXIL Group Corp.	10,400	206,530
Taiwan Glass Industry Corp.	34,000	16,364
TOTO Ltd.	12,000	216,336
		3,522,678

Cable & Satellite—0.2%
Altice S.A.	3,572	491,719	(a)
Cyfrowy Polsat S.A.	6,693	42,088	(a)
Eutelsat Communications S.A.	5,802	187,150
Kabel Deutschland Holding AG	1,299	173,681	(a)
Naspers Ltd., Class N	14,251	2,224,930
Numericable-SFR SAS	3,660	193,887	(a)
SES S.A.	8,353	280,464
Shaw Communications Inc., Class B	15,097	328,919
Sky PLC	40,134	654,542
Telenet Group Holding N.V.	1,897	103,124	(a)
		4,680,504

Casinos & Gaming—0.1%
Berjaya Sports Toto Bhd	25,888	22,505
Crown Resorts Ltd.	19,891	186,516
Galaxy Entertainment Group Ltd.	82,000	325,777
Genting Bhd	88,600	189,270
Genting Malaysia Bhd	109,600	122,004
Genting Singapore PLC	165,000	109,673
Kangwon Land Inc.	4,050	134,340
MGM China Holdings Ltd.	39,200	64,115
OPAP S.A.	10,054	74,366	(d)
Sands China Ltd.	89,600	300,495

SJM Holdings Ltd.	82,000	88,531
Tabcorp Holdings Ltd.	30,325	106,051
Tatts Group Ltd.	55,779	159,483
William Hill PLC	36,050	228,541
Wynn Macau Ltd.	66,400	110,316
		2,221,983

Coal & Consumable Fuels—0.0% *
Adaro Energy Tbk PT	538,500	30,696
Banpu PCL NVDR	38,000	28,689
Cameco Corp.	14,809	211,972
China Coal Energy Company Ltd., Class H	196,000	117,056
China Shenhua Energy Company Ltd.	133,500	304,452
Coal India Ltd.	18,723	123,693
Energy Fuels Inc.	1,324	5,892	(a)
Exxaro Resources Ltd.	4,703	33,679
Inner Mongolia Yitai Coal Company Ltd., Class B	42,400	60,590
Tambang Batubara Bukit Asam Persero Tbk PT	30,000	18,901
Yanzhou Coal Mining Company Ltd., Class H	102,000	80,126
		1,015,746

Commercial Printing—0.0% *
Dai Nippon Printing Company Ltd.	23,000	237,678
Toppan Printing Company Ltd.	21,000	175,737
		413,415

Commodity Chemicals—0.2%
Asahi Kasei Corp.	46,000	377,992
Formosa Chemicals & Fibre Corp.	113,540	273,045
Formosa Plastics Corp.	118,960	279,910
Hanwha Chemical Corp.	3,760	63,035
Hanwha Corp.	2,100	88,861
Hyosung Corp.	1,055	136,196
Indorama Ventures PCL NVDR	55,500	45,599
Kumho Petrochemical Company Ltd.	572	36,306
Kuraray Company Ltd.	14,900	182,285
LG Chem Ltd.	1,683	420,203
Lotte Chemical Corp.	682	176,698
Methanex Corp.	3,627	202,551
Mexichem SAB de C.V.	41,600	120,367
Mitsui Chemicals Inc.	34,000	126,425
Nan Ya Plastics Corp.	182,850	429,057
Orica Ltd.	15,476	253,123
Petronas Chemicals Group Bhd	112,500	188,444
PTT Global Chemical PCL NVDR	62,900	128,964
Sinopec Shanghai Petrochemical Company Ltd., Class H	129,000	70,053	(a)
Synthos S.A.	17,899	22,130	(a)
Teijin Ltd.	19,000	73,755
Toray Industries Inc.	53,000	448,507
		4,143,506

Communications Equipment—0.1%
Alcatel-Lucent	113,301	412,552	(a)
Nokia Oyj	126,633	859,266
Telefonaktiebolaget LM Ericsson, Class B	103,925	1,075,885
ZTE Corp., Class H	29,280	74,328
		2,422,031

Computer & Electronics Retail—0.0% *
Dixons Carphone PLC	20,733	147,872
GOME Electrical Appliances Holding Ltd.	456,000	101,169
Yamada Denki Company Ltd.	36,800	147,363
		396,404

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	6,588	211,806
Arabtec Holding PJSC	92,375	66,145	(a)
Boskalis Westminster N.V.	2,811	137,495
Bouygues S.A.	7,841	292,977
China Communications Construction Company Ltd., Class H	166,000	247,526
China Railway Construction Corporation Ltd., Class H	73,500	113,011
China Railway Group Ltd., Class H	149,000	161,636
China State Construction International Holdings Ltd.	66,000	118,165
Chiyoda Corp.	6,000	53,152
CIMIC Group Ltd.	4,164	69,610
Daelim Industrial Company Ltd.	1,043	76,674
Daewoo Engineering & Construction Company Ltd.	5,220	28,921	(a)
Ferrovial S.A.	12,521	271,345
Gamuda Bhd	63,600	78,720
GS Engineering & Construction Corp.	2,019	48,509	(a)
Hyundai Development Co-Engineering & Construction	2,420	143,623
Hyundai Engineering & Construction Company Ltd.	2,684	98,775
IJM Corporation Bhd	41,500	71,715
JGC Corp.	8,000	151,154
Kajima Corp.	37,000	173,865
Larsen & Toubro Ltd.	13,482	377,530
Obayashi Corp.	28,000	204,339
Promotora y Operadora de Infraestructura SAB de C.V.	2,000	21,439	(a)
Shimizu Corp.	23,000	193,789
Skanska AB, Class B	9,420	190,727
SNC-Lavalin Group Inc.	6,167	207,271
Taisei Corp.	43,000	247,040
Vinci S.A.	18,038	1,042,681
		5,099,640

Construction Machinery & Heavy Trucks—0.1%
CRRC Corporation Ltd., Class H	164,950	253,195
Daewoo Shipbuilding & Marine Engineering Company Ltd.	3,870	46,144
Eicher Motors Ltd.	234	72,390
Hino Motors Ltd.	10,000	123,728
Hitachi Construction Machinery Company Ltd.	4,100	71,838
Hyundai Heavy Industries Company Ltd.	1,548	154,044	(a)
Hyundai Mipo Dockyard Company Ltd.	499	28,988	(a)
Komatsu Ltd.	31,200	626,473
MAN SE	1,155	118,897
Samsung Heavy Industries Company Ltd.	6,570	100,424
SembCorp Marine Ltd.	38,000	80,148
United Tractors Tbk PT	63,000	96,278
Volvo AB, Class B	51,081	633,472
Weichai Power Company Ltd., Class H	18,000	60,251
Yangzijiang Shipbuilding Holdings Ltd.	82,000	86,172
		2,552,442

Construction Materials—0.2%
ACC Ltd.	1,972	44,872
Ambuja Cements Ltd.	22,724	82,003
Anhui Conch Cement Company Ltd., Class H	52,000	182,443
Asia Cement Corp.	78,030	92,307
BBMG Corp., Class H	42,500	42,705
Boral Ltd.	33,016	148,450
Cementos Argos S.A.	13,625	48,481
Cemex SAB de C.V.	457,760	420,690	(a)
China National Building Material Company Ltd., Class H	126,000	118,970
China Resources Cement Holdings Ltd.	80,000	44,372
CRH PLC	28,530	804,875
Fletcher Building Ltd.	25,315	139,019
Grupo Argos S.A.	11,233	73,458
HeidelbergCement AG	5,149	408,074
Imerys S.A.	1,254	95,848
Indocement Tunggal Prakarsa Tbk PT	55,500	86,898
James Hardie Industries PLC	17,203	229,009
Lafarge Malaysia Bhd	13,800	30,943
Lafarge S.A.	7,603	501,838
LafargeHolcim Ltd.	7,805	576,261
Semen Indonesia Persero Tbk PT	110,500	99,456
Taiheiyo Cement Corp.	47,000	137,507
Taiwan Cement Corp.	134,000	169,158
The Siam Cement PCL	12,300	188,640
The Siam Cement PCL NVDR	8,400	129,325
Titan Cement Company S.A.	1,510	30,604	(d)
Ultratech Cement Ltd.	1,319	62,057
		4,988,263

Consumer Electronics—0.1%
Casio Computer Company Ltd.	8,300	163,877
Garmin Ltd.	6,559	288,137
LG Electronics Inc.	4,419	186,989
Nikon Corp.	13,600	157,378
Panasonic Corp.	72,300	993,523
Sharp Corp.	50,000	60,883	(a)
Sony Corp.	40,500	1,145,677	(a)
		2,996,464

Consumer Finance—0.0% *
Acom Company Ltd.	16,000	61,456	(a)
AEON Financial Service Company Ltd.	2,900	80,579
Credit Saison Company Ltd.	6,100	130,809
Gentera SAB de C.V.	41,300	73,568
Mahindra & Mahindra Financial Services Ltd.	10,172	44,566
Samsung Card Company Ltd.	1,450	48,097
Shriram Transport Finance Company Ltd.	4,730	63,221
		502,296

Data Processing & Outsourced Services—0.1%
Amadeus IT Holding S.A., Class A	14,558	579,965
Cielo S.A.	34,512	486,839
Computershare Ltd.	18,369	165,326
EVERTEC Inc.	2,041	43,351
		1,275,481

Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	79,819
Hyundai Department Store Company Ltd.	375	49,420
Isetan Mitsukoshi Holdings Ltd.	14,800	264,638
J Front Retailing Company Ltd.	9,000	169,460
Lojas Renner S.A.	5,300	192,796
Lotte Shopping Company Ltd.	446	93,762
Marks & Spencer Group PLC	62,283	525,025
Marui Group Company Ltd.	8,400	113,542
Matahari Department Store Tbk PT	50,000	62,066
Next PLC	5,423	635,392
SACI Falabella	27,761	193,819
Shinsegae Company Ltd.	309	74,241
Takashimaya Company Ltd.	10,000	90,712
Woolworths Holdings Ltd.	35,874	291,420
		2,836,112

Distillers & Vintners—0.1%
Diageo PLC	90,199	2,611,569
Pernod Ricard S.A.	7,677	886,165
Remy Cointreau S.A.	964	69,440
Treasury Wine Estates Ltd.	6,816	26,141
United Spirits Ltd.	3,069	162,947	(a)
Vina Concha y Toro S.A.	15,626	27,243
		3,783,505

Distributors—0.0% *
Imperial Holdings Ltd.	6,577	100,516
Jardine Cycle & Carriage Ltd.	4,000	98,329
Jardine Cycle & Carriage Ltd.	444	2,343	(a,d)
		201,188

Diversified Banks—3.4%
Abu Dhabi Commercial Bank PJSC	57,716	120,839
Agricultural Bank of China Ltd., Class H	811,000	438,319
Akbank TAS	81,386	235,439
Alior Bank S.A.	980	23,277	(a)
Alliance Financial Group Bhd	47,100	54,802
Alpha Bank AE	148,487	45,282	(a,d)
AMMB Holdings Bhd	71,600	114,431
Aozora Bank Ltd.	41,000	154,799
Australia & New Zealand Banking Group Ltd.	99,262	2,456,627
Banco Bilbao Vizcaya Argentaria S.A.	231,282	2,265,649
Banco Bradesco S.A.	22,368	201,473
Banco Comercial Portugues S.A., Class R	1,000,000	86,908	(a)
Banco de Chile	890,223	97,829
Banco de Credito e Inversiones	1,072	47,100
Banco de Sabadell S.A.	2,905	7,008	(a,d)
Banco de Sabadell S.A.	172,139	415,241
Banco do Brasil S.A.	29,600	231,357
Banco Latinoamericano de Comercio Exterior S.A., Class E	938	30,185
Banco Popolare SC	10,958	180,211	(a)
Banco Popular Espanol S.A.	70,230	340,076
Banco Santander Chile	2,798,504	142,216

Banco Santander S.A.	512,718	3,578,437
Bangkok Bank PCL	12,800	67,647
Bangkok Bank PCL NVDR	20,100	105,929
Bank Central Asia Tbk PT	516,500	522,989
Bank Danamon Indonesia Tbk PT	138,000	44,508
Bank Handlowy w Warszawie S.A.	1,235	32,825
Bank Hapoalim BM	44,492	239,774
Bank Leumi Le-Israel BM	47,822	202,322	(a)
Bank Mandiri Persero Tbk PT	411,500	310,187
Bank Millennium S.A.	17,468	30,422	(a)
Bank Negara Indonesia Persero Tbk PT	294,500	117,071
Bank of China Ltd., Class H	2,785,000	1,814,145
Bank of Communications Company Ltd., Class H	367,000	382,501
Bank of Ireland	888,173	358,236	(a)
Bank of Montreal	21,455	1,271,885
Bank of the Philippine Islands	28,542	59,819
Bank Pekao S.A.	5,497	263,018
Bank Rakyat Indonesia Persero Tbk PT	300,700	233,433
Bank Zachodni WBK S.A.	987	89,557	(a)
Bankia S.A.	187,778	238,095	(a)
Bankinter S.A.	12,975	95,834
Barclays Africa Group Ltd.	16,356	246,571
Barclays PLC	588,172	2,409,673
BDO Unibank Inc.	56,200	135,109
BNP Paribas S.A.	37,390	2,255,885
BOC Hong Kong Holdings Ltd.	134,000	560,022
CaixaBank S.A.	71,649	331,779
Canadian Imperial Bank of Commerce	13,076	964,322
Chang Hwa Commercial Bank Ltd.	193,177	110,818
China CITIC Bank Corporation Ltd., Class H	336,000	267,845	(a)
China Construction Bank Corp., Class H	2,900,000	2,652,160
China Development Financial Holding Corp.	406,000	153,955
China Merchants Bank Company Ltd., Class H	193,231	565,794
China Minsheng Banking Corporation Ltd., Class H	244,200	320,033
CIMB Group Holdings Bhd	185,400	268,788
Commercial International Bank Egypt SAE	32,322	239,978
Commerzbank AG	36,239	462,928	(a)
Commonwealth Bank of Australia	57,925	3,790,086
Corpbanca S.A.	5,524,790	60,990
Credicorp Ltd.	1,895	263,253
Credit Agricole S.A.	40,637	604,005
CTBC Financial Holding Company Ltd.	514,494	405,199
Danske Bank A/S	23,103	679,084
DBS Group Holdings Ltd.	59,000	906,580
DNB ASA	35,006	581,987
E.Sun Financial Holding Company Ltd.	188,913	126,128
Erste Group Bank AG	9,534	270,615	(a)
Eurobank Ergasias S.A.	217,318	29,637	(a,d)
First Financial Holding Company Ltd.	234,166	143,439
First Gulf Bank PJSC	25,788	106,720
Getin Noble Bank S.A.	28,925	10,537	(a)
Grupo Financiero Banorte SAB de C.V., Class O	84,000	462,650
Grupo Financiero Inbursa SAB de C.V., Class O	94,700	215,163
Grupo Financiero Santander Mexico SAB de C.V., Class B	68,900	127,431
Hana Financial Group Inc.	9,676	251,995

Hang Seng Bank Ltd.	26,000	508,091
Hong Leong Bank Bhd	22,500	79,910
Hong Leong Financial Group Bhd	8,200	32,948
HSBC Holdings PLC	676,105	6,061,934
Hua Nan Financial Holdings Company Ltd.	218,463	125,678
ICICI Bank Ltd.	47,185	228,219
Industrial & Commercial Bank of China Ltd., Class H	2,612,000	2,072,067
Industrial Bank of Korea	6,050	78,374
Intesa Sanpaolo S.p.A.	433,826	1,571,916
Kasikornbank PCL	38,000	212,639
Kasikornbank PCL NVDR	25,000	139,894
KB Financial Group Inc.	15,020	496,874
KBC Groep N.V.	9,441	630,518
Komercni Banka AS	473	104,845
Krung Thai Bank PCL NVDR	138,400	70,070
Lloyds Banking Group PLC	2,056,192	2,756,469
Malayan Banking Bhd	153,000	370,639
Masraf Al Rayan QSC	18,301	233,710
mBank S.A.	587	64,406	(a)
Mega Financial Holding Company Ltd.	315,192	283,989
Metropolitan Bank & Trust Co.	17,411	36,297
Mitsubishi UFJ Financial Group Inc.	433,200	3,114,693
Mizrahi Tefahot Bank Ltd.	4,951	61,435
Mizuho Financial Group Inc.	783,800	1,697,438
National Australia Bank Ltd.	89,446	2,290,002
National Bank of Abu Dhabi PJSC	25,568	76,573
National Bank of Canada	12,868	483,613
National Bank of Greece S.A.	23,407	26,602	(a,d)
Natixis S.A.	35,140	252,732
Nedbank Group Ltd.	9,395	187,161
Nordea Bank AB	105,887	1,319,520
OTP Bank PLC	8,571	169,629
Oversea-Chinese Banking Corporation Ltd.	98,375	743,749
Piraeus Bank S.A.	84,050	31,840	(a,d)
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,676	295,205
Public Bank Bhd	94,640	469,563
Qatar Islamic Bank SAQ	3,300	97,788
Qatar National Bank SAQ	5,103	270,338
Raiffeisen Bank International AG	5,172	75,202
RHB Capital Bhd	26,700	52,154
Royal Bank of Canada	49,882	3,051,774
Royal Bank of Scotland Group PLC	76,613	423,520	(a)
Sberbank of Russia ADR	98,468	514,003
Shinhan Financial Group Company Ltd.	15,647	582,844
SinoPac Financial Holdings Company Ltd.	287,805	127,325
Skandinaviska Enskilda Banken AB, Class A	52,343	668,678
Societe Generale S.A.	27,771	1,295,560
Standard Bank Group Ltd.	50,325	664,090
Standard Chartered PLC	84,878	1,360,239
State Bank of India	58,990	243,630
Sumitomo Mitsui Financial Group Inc.	42,100	1,878,183
Sumitomo Mitsui Trust Holdings Inc.	123,000	563,509
Svenska Handelsbanken AB, Class A	51,831	755,836
Swedbank AB, Class A	33,665	784,266
Taishin Financial Holding Company Ltd.	250,884	104,486
Taiwan Business Bank	144,934	44,672	(a)

Taiwan Cooperative Financial Holding Company Ltd.	250,345	131,037
The Bank of East Asia Ltd.	40,000	174,910
The Bank of Nova Scotia	41,385	2,137,123
The Siam Commercial Bank PCL NVDR	74,000	340,691
The Toronto-Dominion Bank	63,707	2,706,572
TMB Bank PCL NVDR	250,000	17,320
Turkiye Garanti Bankasi AS	91,933	286,883
Turkiye Halk Bankasi AS	25,730	118,613
Turkiye Is Bankasi, Class C	68,731	144,697
Turkiye Vakiflar Bankasi Tao, Class D	28,976	46,617
UniCredit S.p.A.	145,577	977,266
Unione di Banche Italiane SCPA	43,708	350,393
United Overseas Bank Ltd.	45,100	772,712
VTB Bank JSC GDR	85,999	234,777
Westpac Banking Corp.	110,948	2,741,579
Woori Bank	1,281	11,254
Yapi ve Kredi Bankasi AS	34,531	50,785
		90,909,429

Diversified Capital Markets—0.2%
China Everbright Ltd.	36,000	124,449
Credit Suisse Group AG	54,810	1,507,268
Deutsche Bank AG	46,737	1,403,404
Investec Ltd.	5,853	52,826
Investec PLC	8,264	74,342
UBS Group AG	126,658	2,687,527
		5,849,816

Diversified Chemicals—0.2%
Arkema S.A.	2,771	199,542
BASF SE	31,480	2,764,613
Incitec Pivot Ltd.	61,205	181,112
Lanxess AG	3,347	197,239
Mitsubishi Chemical Holdings Corp.	55,500	349,469
Mitsubishi Gas Chemical Company Inc.	14,000	78,486
OCI Company Ltd.	643	51,880
Solvay S.A.	1,863	256,148
Sumitomo Chemical Company Ltd.	62,000	372,917
		4,451,406

Diversified Metals & Mining—0.4%
African Rainbow Minerals Ltd.	3,913	26,671
Anglo American PLC	52,463	757,841
Antofagasta PLC	12,579	136,404
BHP Billiton Ltd.	108,918	2,264,474
BHP Billiton PLC	71,881	1,411,960
Boliden AB	11,175	203,500
First Quantum Minerals Ltd.	21,644	283,108
Glencore PLC	391,348	1,571,303
Grupo Mexico SAB de C.V., Class B	162,400	489,457
Iluka Resources Ltd.	14,236	84,033
Jiangxi Copper Company Ltd., Class H	61,000	102,289
KGHM Polska Miedz S.A.	5,917	167,634
Korea Zinc Company Ltd.	341	166,610
Mitsubishi Materials Corp.	47,000	180,525
MMC Norilsk Nickel PJSC ADR	20,445	344,907

Rio Tinto Ltd.	15,068	622,493
Rio Tinto PLC	42,038	1,728,199
South32 Ltd.	116,327	160,042	(a)
South32 Ltd.	71,881	97,221	(a)
Sumitomo Metal Mining Company Ltd.	22,000	335,039
Teck Resources Ltd., Class B	23,453	232,567
Turquoise Hill Resources Ltd.	29,112	110,763	(a)
Vedanta Ltd.	42,022	114,986
		11,592,026

Diversified Real Estate Activities—0.3%
Aldar Properties PJSC	118,736	87,930
Ayala Land Inc.	254,600	210,614
Barwa Real Estate Co.	6,158	89,632
Brookfield Asset Management Inc., Class A	29,379	1,026,953
CapitaLand Ltd.	75,000	194,950
City Developments Ltd.	16,000	116,212
Daito Trust Construction Company Ltd.	2,900	300,511
Daiwa House Industry Company Ltd.	24,000	559,572
DLF Ltd.	15,616	28,581
Ezdan Holding Group QSC	23,752	117,349
Goldin Properties Holdings Ltd.	26,000	27,601	(a)
Hang Lung Properties Ltd.	80,000	238,373
Henderson Land Development Company Ltd.	42,108	289,228
Kerry Properties Ltd.	29,500	115,678
Lend Lease Group	22,555	260,557
Mitsubishi Estate Company Ltd.	42,000	904,940
Mitsui Fudosan Company Ltd.	31,000	868,198
New World Development Company Ltd.	194,666	255,619
Nomura Real Estate Holdings Inc.	5,000	105,014
Sumitomo Realty & Development Company Ltd.	12,000	421,052
Sun Hung Kai Properties Ltd.	56,000	909,430
Swire Pacific Ltd., Class A	16,500	207,619
The Wharf Holdings Ltd.	48,000	319,482
Tokyo Tatemono Company Ltd.	8,500	118,089
Tokyu Fudosan Holdings Corp.	18,000	138,863
UOL Group Ltd.	18,000	92,506
Wheelock & Company Ltd.	38,000	194,839
Yuexiu Property Company Ltd.	247,380	53,927
		8,253,319

Diversified REITs—0.1%
Fibra Uno Administracion S.A. de C.V.	80,100	190,823
Fonciere Des Regions	1,009	85,689
Gecina S.A.	794	97,801
Growthpoint Properties Ltd.	65,849	143,549
H&R Real Estate Investment Trust	5,097	91,615
ICADE	1,137	81,154
Land Securities Group PLC	28,036	530,870
Mirvac Group	147,961	210,387
Redefine Properties Ltd.	110,314	92,794
Stockland	93,768	295,487
Suntec Real Estate Investment Trust	25,000	32,027
The British Land Company PLC	37,216	464,433
The GPT Group	73,340	241,260
United Urban Investment Corp.	89	125,901
		2,683,790

Diversified Support Services—0.1%
Aggreko PLC	10,107	228,733
Babcock International Group PLC	10,408	176,782
Brambles Ltd.	62,973	513,051
Edenred	7,377	182,184
ISS A/S	5,324	175,577
		1,276,327

Drug Retail—0.0% *
Raia Drogasil S.A.	7,400	95,478

Education Services—0.0% *
Benesse Holdings Inc.	3,000	75,267
Estacio Participacoes S.A.	12,700	73,590
Kroton Educacional S.A.	39,716	152,016
		300,873

Electric Utilities—0.4%
Adani Transmissions Ltd.	8,457	6,267	(a,d)
AusNet Services	62,633	67,155
CEZ AS	6,598	153,182
Cheung Kong Infrastructure Holdings Ltd.	22,000	170,692
Chubu Electric Power Company Inc.	26,900	401,087
CLP Holdings Ltd.	59,500	505,008
Contact Energy Ltd.	14,241	48,252
CPFL Energia S.A.	9,493	58,827
EDP—Energias de Portugal S.A.	80,877	306,835
EDP—Energias do Brasil S.A.	9,400	34,829
Electricite de France S.A.	5,558	123,854
Endesa S.A.	9,132	174,652
Enea S.A.	3,755	15,925
Enel S.p.A.	248,462	1,125,063
Enersis S.A.	967,550	307,120
Fortis Inc.	8,347	234,541
Fortum Oyj	13,585	241,274
Hokuriku Electric Power Co.	6,200	92,419
Iberdrola S.A.	190,040	1,279,349
Interconexion Electrica S.A. ESP	12,838	36,298
Isagen S.A. ESP	25,432	27,197
Korea Electric Power Corp.	8,344	342,602
Kyushu Electric Power Company Inc.	17,100	198,439	(a)
PGE Polska Grupa Energetyczna S.A.	27,532	134,992
Power Assets Holdings Ltd.	45,500	414,354
Red Electrica Corp S.A.	4,215	337,574
RusHydro JSC ADR	52,229	51,811
Shikoku Electric Power Company Inc.	6,300	94,373
SSE PLC	35,130	848,624
Tata Power Company Ltd.	40,698	47,421
Tauron Polska Energia S.A.	37,527	43,704
Tenaga Nasional Bhd	92,200	308,881
Terna Rete Elettrica Nazionale S.p.A.	57,316	253,147
The Chugoku Electric Power Company Inc.	11,800	172,229
The Kansai Electric Power Company Inc.	27,000	299,093	(a)
Tohoku Electric Power Company Inc.	17,000	230,344
Tokyo Electric Power Company Inc.	57,700	314,517	(a)
Transmissora Alianca de Energia Eletrica S.A.	2,300	15,238
		9,517,169

Electrical Components & Equipment—0.1%
Fuji Electric Company Ltd.	21,000	90,443
Legrand S.A.	10,580	593,656
LS Corp.	163	6,349
Mabuchi Motor Company Ltd.	1,800	113,856
Nidec Corp.	7,900	591,701
OSRAM Licht AG	3,806	182,157
Prysmian S.p.A.	7,493	161,798
Schneider Electric SE	19,982	1,378,806
Teco Electric and Machinery Company Ltd.	64,000	49,678
Zhuzhou CSR Times Electric Company Ltd., Class H	17,000	128,061
		3,296,505

Electronic Components—0.2%
AU Optronics Corp.	313,000	138,471
Delta Electronics Inc.	75,000	384,061
Hamamatsu Photonics KK	5,200	153,410
Hirose Electric Company Ltd.	1,200	171,912
Ibiden Company Ltd.	4,700	79,508
Innolux Corp.	289,212	150,912
Kyocera Corp.	11,900	618,802
Largan Precision Company Ltd.	4,000	456,984
LG Display Company Ltd.	8,970	207,875
LG Innotek Company Ltd.	512	46,130
Murata Manufacturing Company Ltd.	7,000	1,221,918
Nippon Electric Glass Company Ltd.	14,000	70,935
Omron Corp.	8,000	347,812
Samsung Electro-Mechanics Company Ltd.	2,239	102,571
Samsung SDI Company Ltd.	1,803	179,419
Simplo Technology Company Ltd.	11,000	50,981
TDK Corp.	5,100	390,528
TPK Holding Company Ltd.	13,000	75,208
Yaskawa Electric Corp.	8,000	102,513
Zhen Ding Technology Holding Ltd.	7,350	25,727
		4,975,677

Electronic Equipment & Instruments—0.1%
Hexagon AB, Class B	9,951	360,263
Hitachi High-Technologies Corp.	2,400	67,568
Hitachi Ltd.	158,000	1,041,756
Keyence Corp.	1,700	917,763
Shimadzu Corp.	9,000	122,314
Yokogawa Electric Corp.	9,000	115,768
		2,625,432

Electronic Manufacturing Services—0.1%
AAC Technologies Holdings Inc.	30,000	169,686
Fabrinet	1,099	20,584	(a)
Hon Hai Precision Industry Company Ltd.	443,848	1,395,364
TE Connectivity Ltd.	21,770	1,399,811
		2,985,445

Environmental & Facilities Services—0.0% *
China Everbright International Ltd.	88,000	158,688

Fertilizers & Agricultural Chemicals—0.2%
Agrium Inc.	4,913	520,913
Grupa Azoty S.A.	816	17,924	(a)

Israel Chemicals Ltd.	18,673	130,529
K+S AG	6,950	292,595
OCI N.V.	3,493	98,660	(a)
Potash Corporation of Saskatchewan Inc.	32,745	1,014,519
Syngenta AG	3,123	1,269,852
Taiwan Fertilizer Company Ltd.	28,000	46,282
The Israel Corporation Ltd.	88	31,049
UPL Ltd.	8,010	67,282
Uralkali PJSC GDR	10,340	132,662
Yara International ASA	7,373	382,730
		4,004,997

Food Distributors—0.0% *
The Spar Group Ltd.	6,247	97,613

Food Retail—0.3%
Alimentation Couche-Tard Inc., Class B	16,644	712,314
BIM Birlesik Magazalar AS	7,874	141,080
Casino Guichard Perrachon S.A.	2,125	160,883
China Resources Enterprise Ltd.	48,000	155,097
Colruyt S.A.	2,817	126,066
CP ALL PCL NVDR	164,800	225,667
Delhaize Group	3,869	319,261
Empire Company Ltd., Class A	1,327	93,505
Eurocash S.A.	2,510	24,927
FamilyMart Company Ltd.	2,200	101,222
George Weston Ltd.	1,978	155,442
J Sainsbury PLC	48,231	201,238
Jeronimo Martins SGPS S.A.	14,851	190,290
Koninklijke Ahold N.V.	30,280	566,798
Lawson Inc.	2,600	178,057
Loblaw Companies Ltd.	8,679	438,521
Magnit PJSC GDR	9,333	519,475
Metro Inc.	12,867	345,470
Pick n Pay Stores Ltd.	9,438	44,711
President Chain Store Corp.	21,000	147,693
Seven & I Holdings Company Ltd.	25,100	1,078,952
Shoprite Holdings Ltd.	16,646	237,942
Tesco PLC	279,303	933,647
WM Morrison Supermarkets PLC	91,077	258,972
Woolworths Ltd.	45,789	948,815
		8,306,045

Footwear—0.0% *
Anta Sports Products Ltd.	34,000	82,889
Asics Corp.	6,600	170,710
Belle International Holdings Ltd.	203,000	233,046
Pou Chen Corp.	80,000	114,084
Yue Yuen Industrial Holdings Ltd.	31,000	103,366
		704,095

Forest Products—0.0% *
Duratex S.A.	11,374	26,582
West Fraser Timber Company Ltd.	3,058	168,105
		194,687

Gas Utilities—0.1%
APA Group	44,644	282,742
China Gas Holdings Ltd.	94,000	150,108

China Resources Gas Group Ltd.	34,000	100,651
Enagas S.A.	7,905	214,865
ENN Energy Holdings Ltd.	32,000	192,969
GAIL India Ltd.	14,061	86,667
Gas Natural SDG S.A.	10,427	236,305
Hong Kong & China Gas Company Ltd.	211,717	444,596
Korea Gas Corp.	1,143	44,267
Osaka Gas Company Ltd.	74,000	292,275
Perusahaan Gas Negara Persero Tbk PT	436,000	141,109
Petronas Gas Bhd	24,000	135,235
Snam S.p.A.	85,327	405,765
Toho Gas Company Ltd.	15,000	88,873
Tokyo Gas Company Ltd.	83,000	440,894
		3,257,321

General Merchandise Stores—0.0% *
Canadian Tire Corporation Ltd., Class A	3,488	373,204
Dollarama Inc.	6,270	380,183
Don Quijote Holdings Company Ltd.	4,000	170,310
Harvey Norman Holdings Ltd.	20,526	71,151
Lojas Americanas S.A.	4,875	20,794
		1,015,642

Gold—0.1%
Agnico Eagle Mines Ltd.	7,434	211,149
AngloGold Ashanti Ltd.	14,863	134,269	(a)
Barrick Gold Corp.	42,773	457,383
Cia de Minas Buenaventura S.A. ADR	8,589	89,154
Eldorado Gold Corp.	25,001	103,733
Franco-Nevada Corp.	6,022	287,341
Gold Fields Ltd.	31,089	99,790
Goldcorp Inc.	30,956	502,606
Kinross Gold Corp.	42,336	98,681	(a)
Newcrest Mining Ltd.	33,547	335,710	(a)
Randgold Resources Ltd.	3,180	214,301
Yamana Gold Inc.	28,763	86,626
Zijin Mining Group Company Ltd., Class H	230,000	80,993
		2,701,736

Healthcare Distributors—0.0% *
Alfresa Holdings Corp.	6,400	99,689
Medipal Holdings Corp.	5,400	88,128
Shanghai Pharmaceuticals Holding Company Ltd., Class H	22,700	63,246
Sinopharm Group Company Ltd., Class H	41,600	184,590
Suzuken Company Ltd.	2,800	89,699
		525,352

Healthcare Equipment—0.3%
Cochlear Ltd.	2,383	146,801
Elekta AB, Class B	14,831	92,945
Getinge AB, Class B	7,959	191,361
Medtronic PLC	76,583	5,674,800
Olympus Corp.	8,700	300,748
Oxford Immunotec Global PLC	623	8,629	(a)
Smith & Nephew PLC	27,284	460,849
Sonova Holding AG	1,968	266,176
Sysmex Corp.	6,200	369,877
Terumo Corp.	12,400	297,624
William Demant Holding A/S	1,227	93,556	(a)
		7,903,366

Healthcare Facilities—0.0% *
Apollo Hospitals Enterprise Ltd.	2,610	54,061
Bangkok Dusit Medical Services PCL NVDR	109,000	63,576
Bumrungrad Hospital PCL NVDR	13,000	71,975
IHH Healthcare Bhd	95,100	142,663
Life Healthcare Group Holdings Ltd.	36,982	114,348
Mediclinic International Ltd.	14,711	124,036
Netcare Ltd.	33,031	104,173
Ramsay Health Care Ltd.	4,955	234,103
Ryman Healthcare Ltd.	4,493	24,066
		933,001

Healthcare Services—0.1%
Catamaran Corp.	5,738	350,820	(a)
Fresenius Medical Care AG & Company KGaA	7,926	653,858
Fresenius SE & Company KGaA	13,628	873,858
Miraca Holdings Inc.	2,100	105,030
Nobilis Health Corp.	981	6,671	(a)
Sonic Healthcare Ltd.	15,192	249,528
		2,239,765

Healthcare Supplies—0.1%
Coloplast A/S, Class B	3,718	243,839
Essilor International S.A.	7,388	880,793
Hoya Corp.	16,200	649,641
Shandong Weigao Group Medical Polymer Company Ltd., Class H	60,000	44,347
		1,818,620

Healthcare Technology—0.0% *
M3 Inc.	4,800	96,577

Heavy Electrical Equipment—0.1%
ABB Ltd.	76,693	1,606,815
Alstom S.A.	9,100	258,043	(a)
Bharat Heavy Electricals Ltd.	22,240	86,176
Doosan Heavy Industries & Construction Company Ltd.	2,060	44,323
Mitsubishi Electric Corp.	69,000	892,069
Shanghai Electric Group Company Ltd., Class H	108,000	87,765
Vestas Wind Systems A/S	7,287	363,517
		3,338,708

Highways & Railtracks—0.1%
Abertis Infraestructuras S.A.	11,066	181,371
Abertis Infraestructuras S.A.	11,066	9,124	(a,d)
Atlantia S.p.A.	13,697	338,188
CCR S.A.	36,100	173,272
EcoRodovias Infraestrutura e Logistica S.A.	6,200	15,468
Groupe Eurotunnel SE	21,236	307,358
Jasa Marga Persero Tbk PT	81,500	33,468
Jiangsu Expressway Company Ltd., Class H	44,000	57,891
OHL Mexico SAB de C.V.	24,300	31,593	(a)
Transurban Group	77,199	551,817
Zhejiang Expressway Company Ltd., Class H	52,000	72,172
		1,771,722

Home Building—0.1%
Barratt Developments PLC	24,383	235,643
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	11,000	35,057

Iida Group Holdings Company Ltd.	1,700	27,091
Persimmon PLC	12,340	383,291
Sekisui Chemical Company Ltd.	16,000	196,527
Sekisui House Ltd.	23,000	365,398
Taylor Wimpey PLC	80,164	234,245
		1,477,252

Home Entertainment Software—0.0% *
GungHo Online Entertainment Inc.	14,400	56,016
Kingsoft Corporation Ltd.	27,000	90,551
Konami Corp.	3,800	70,680
NCSoft Corp.	618	109,976
Nexon Company Ltd.	4,000	55,049
Nintendo Company Ltd.	3,700	618,960
		1,001,232

Home Furnishing Retail—0.0% *
Nitori Holdings Company Ltd.	2,600	212,054

Home Furnishings—0.0% *
Steinhoff International Holdings Ltd.	67,730	429,613

Home Improvement Retail—0.0% *
Home Product Center PCL NVDR	107,359	21,456
Kingfisher PLC	87,568	478,295
		499,751

Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	6,094	307,380
Belmond Ltd., Class A	2,996	37,420	(a)
Carnival PLC	7,452	380,775
Flight Centre Travel Group Ltd.	2,032	53,273
InterContinental Hotels Group PLC	9,938	401,053
Minor International PCL NVDR	48,840	43,381
Shangri-La Asia Ltd.	34,000	47,365
TUI AG	18,655	302,189
		1,572,836

Household Appliances—0.0% *
Arcelik AS	8,562	46,501
Coway Company Ltd.	1,774	145,362
Electrolux AB, Class B	9,443	295,666
Haier Electronics Group Company Ltd.	31,000	83,373
Husqvarna AB, Class B	25,105	188,949
Rinnai Corp.	1,200	94,635
Techtronic Industries Company Ltd.	18,500	60,851
		915,337

Household Products—0.2%
Henkel AG & Company KGaA	4,010	381,964
Hindustan Unilever Ltd.	19,623	281,957
Kimberly-Clark de Mexico SAB de C.V., Class A	58,300	126,293
LG Household & Health Care Ltd.	359	249,107
Reckitt Benckiser Group PLC	23,609	2,037,688
Svenska Cellulosa AB SCA, Class B	22,520	572,126
Unicharm Corp.	14,100	335,259
Unilever Indonesia Tbk PT	56,500	167,392
		4,151,786

Human Resource & Employment Services—0.1%
Adecco S.A.	5,242	425,732
Capita PLC	22,774	443,410
Randstad Holding N.V.	4,968	323,320
Recruit Holdings Company Ltd.	5,300	161,774
Seek Ltd.	13,036	140,874
		1,495,110

Hypermarkets & Super Centers—0.1%
Aeon Company Ltd.	24,500	347,883
Almacenes Exito S.A.	7,211	63,023
Carrefour S.A.	20,695	662,236
Cencosud S.A.	43,221	104,415
Controladora Comercial Mexicana SAB de C.V.	13,600	42,688
Distribuidora Internacional de Alimentacion S.A.	22,662	172,963
E-Mart Company Ltd.	682	141,236
Massmart Holdings Ltd.	3,853	47,457
Metro AG	6,586	207,522
Sun Art Retail Group Ltd.	88,500	79,909
Wal-Mart de Mexico SAB de C.V.	170,600	417,404
Wesfarmers Ltd.	41,892	1,256,695
		3,543,431

Independent Power Producers & Energy Traders—0.0% *
Aboitiz Power Corp.	66,300	66,903
AES Gener S.A.	82,891	47,049
CGN Power Company Ltd., Class H	80,000	41,999	(e)
China Resources Power Holdings Company Ltd.	82,000	227,409
Colbun S.A.	260,471	73,910
Datang International Power Generation Company Ltd., Class H	112,000	57,209
Electric Power Development Company Ltd.	4,300	151,984
Empresa Nacional de Electricidad S.A.	101,082	139,248
Glow Energy PCL	17,700	44,675
Huaneng Power International Inc., Class H	126,000	175,204
NTPC Ltd.	44,321	95,804
TransAlta Corp.	9,219	71,481
		1,192,875

Industrial Conglomerates—0.4%
Aboitiz Equity Ventures Inc.	66,580	85,717
Aditya Birla Nuvo Ltd.	1,222	34,330
Alfa SAB de C.V., Class A	119,800	229,970
Alliance Global Group Inc.	117,400	56,500
Beijing Enterprises Holdings Ltd.	19,500	146,516
Cheil Industries Inc.	589	93,727	(a)
CITIC Ltd.	50,000	89,906
CJ Corp.	632	167,710
CK Hutchison Holdings Ltd.	97,564	1,439,697
DMCI Holdings Inc.	140,000	40,985
Doosan Corp.	378	36,937
Enka Insaat ve Sanayi AS	19,496	37,114
Far Eastern New Century Corp.	117,565	124,597
Fosun International Ltd.	84,500	198,591
Grupo Carso SAB de C.V.	22,000	91,838
Industries Qatar QSC	3,696	146,165
JG Summit Holdings Inc.	23,220	36,923

Keihan Electric Railway Company Ltd.	22,000	128,190
Keppel Corporation Ltd.	39,000	238,084
KOC Holding AS	23,474	108,652
Koninklijke Philips N.V.	29,711	755,433
LG Corp.	3,743	207,376
NWS Holdings Ltd.	61,395	89,172
Seibu Holdings Inc.	5,300	122,836
Sembcorp Industries Ltd.	42,000	121,337
Shanghai Industrial Holdings Ltd.	20,000	67,849
Siemens AG	27,338	2,752,061
Siemens Ltd.	2,575	54,500
Sime Darby Bhd	76,700	173,200
SK Holdings Company Ltd.	1,018	180,702
SM Investments Corp.	10,194	202,343
Smiths Group PLC	15,368	272,871
The Bidvest Group Ltd.	11,502	292,010
Toshiba Corp.	150,000	516,079
Turkiye Sise ve Cam Fabrikalari AS	19,277	25,976
		9,365,894

Industrial Gases—0.1%
Air Liquide S.A.	12,458	1,574,766
Air Water Inc.	6,000	109,884
Linde AG	6,465	1,223,841
		2,908,491

Industrial Machinery—0.4%
Alfa Laval AB	12,518	220,112
Amada Holdings Company Ltd.	13,000	137,474
Andritz AG	3,315	183,386
Atlas Copco AB, Class A	24,923	696,853
Atlas Copco AB, Class B	15,042	374,350
China International Marine Containers Group Company Ltd., Class H	23,400	59,945
Doosan Infracore Company Ltd.	4,510	39,623	(a)
FANUC Corp.	6,800	1,393,732
GEA Group AG	5,847	260,654
Hiwin Technologies Corp.	7,426	48,858
IHI Corp.	53,000	246,884
IMI PLC	10,961	193,932
JTEKT Corp.	8,400	159,124
Kawasaki Heavy Industries Ltd.	60,000	279,982
Kone Oyj, Class B	10,463	424,347
Makita Corp.	4,600	249,614
Melrose Industries PLC	38,256	148,909
Metso Oyj	5,381	147,729
Minebea Company Ltd.	13,000	214,710
Mitsubishi Heavy Industries Ltd.	106,000	645,104
Nabtesco Corp.	5,000	125,444
NGK Insulators Ltd.	10,000	257,835
NSK Ltd.	12,900	199,354
Pentair PLC	9,769	671,619
Sandvik AB	41,291	456,080
Schindler Holding AG	1,798	294,167
Schindler Holding AG	1,044	170,583
SKF AB, Class B	15,703	357,871
SMC Corp.	2,100	632,669
Sulzer AG	1,015	104,427

Sumitomo Heavy Industries Ltd.	21,000	122,535
The Weir Group PLC	8,910	237,796
THK Company Ltd.	4,600	99,470
Vallourec S.A.	4,128	84,261
Wartsila Oyj Abp	5,119	239,665
WEG S.A.	20,540	125,962
Zardoya Otis S.A.	6,534	71,127
Zardoya Otis S.A.	6,534	2,847	(a)
		10,379,034

Industrial REITs—0.0% *
Ascendas Real Estate Investment Trust	84,000	153,465
Goodman Group	70,089	337,767
Nippon Prologis REIT Inc.	35	64,471
Segro PLC	27,782	177,305
		733,008

Integrated Oil & Gas—1.1%
BG Group PLC	117,419	1,956,525
BP PLC	626,518	4,139,844
Cenovus Energy Inc.	31,166	498,526
China Petroleum & Chemical Corp., Class H	987,400	850,795
Ecopetrol S.A.	226,632	150,821
Eni S.p.A.	89,903	1,594,705
Galp Energia SGPS S.A.	14,825	173,769
Gazprom OAO ADR	219,231	1,129,040
Husky Energy Inc.	13,955	267,039
Imperial Oil Ltd.	8,862	342,498
Lukoil PJSC ADR	18,848	846,464
MOL Hungarian Oil & Gas PLC	1,514	77,477
OMV AG	3,925	107,931
Origin Energy Ltd.	41,319	380,141
PetroChina Company Ltd., Class H	788,000	877,187
Petroleo Brasileiro S.A.	110,600	499,523	(a)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	111,273
PTT PCL NVDR	34,800	369,889
Repsol S.A.	34,174	599,707
Repsol S.A.	34,174	17,706	(a)
Rosneft OAO GDR	45,830	188,820
Royal Dutch Shell PLC, Class A	136,552	3,836,605
Royal Dutch Shell PLC, Class B	85,329	2,424,939
Sasol Ltd.	20,849	772,964
Statoil ASA	36,649	652,625
Suncor Energy Inc.	54,573	1,503,714
Surgutneftegas OAO ADR	27,270	207,252
Surgutneftegas OAO ADR	29,028	170,975
Total S.A.	78,023	3,787,680
		28,536,434

Integrated Telecommunication Services—0.6%
Alibaba Health Information Technology Ltd.	44,000	46,029	(a)
BCE Inc.	5,284	224,574
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	121,281
BT Group PLC	285,164	2,019,046
China Communications Services Corporation Ltd., Class H	84,000	42,149
China Telecom Corporation Ltd., Class H	564,000	331,014

China Unicom Hong Kong Ltd.	184,000	289,082
Chunghwa Telecom Company Ltd.	108,000	344,430
Deutsche Telekom AG	112,883	1,943,212
Elisa Oyj	6,563	207,894
Hellenic Telecommunications Organization S.A.	10,479	81,380	(d)
HKT Trust & HKT Ltd.	113,280	132,969
Koninklijke KPN N.V.	102,405	391,362
KT Corp.	1,110	28,311	(a)
LG Uplus Corp.	8,060	71,246
Nippon Telegraph & Telephone Corp.	26,200	949,272
Ooredoo QSC	3,023	72,228
Orange Polska S.A.	28,318	61,441
Orange S.A.	70,369	1,082,775
PCCW Ltd.	173,000	103,096
Proximus	4,685	165,318
Rostelecom PJSC ADR	7,764	72,205
Singapore Telecommunications Ltd.	269,000	841,062
Spark New Zealand Ltd.	68,211	128,936
Swisscom AG	892	500,142
TDC A/S	28,766	210,827
Telecom Italia S.p.A.	190,334	194,150
Telecom Italia S.p.A.	422,912	536,235	(a)
Telefonica Deutschland Holding AG	18,390	105,934
Telefonica S.A.	159,598	2,267,257
Telekom Malaysia Bhd	42,600	73,842
Telekomunikasi Indonesia Persero Tbk PT	1,797,500	395,025
Telenor ASA	26,623	581,358
TeliaSonera AB	80,827	475,464
Telstra Corporation Ltd.	139,731	659,419
TELUS Corp.	11,130	383,615
True Corporation PCL	233,861	78,933	(a)
Turk Telekomunikasyon AS	16,769	44,129
XL Axiata Tbk PT	93,500	25,843	(a)
		16,282,485

Internet Retail—0.0% *
Rakuten Inc.	30,300	489,668
Travelport Worldwide Ltd.	3,273	45,102
		534,770

Internet Software & Services—0.2%
Cimpress N.V.	1,018	85,675	(a)
Daum Kakao Corp.	251	28,398
Kakaku.com Inc.	3,100	44,892
NAVER Corp.	1,084	616,124
Tencent Holdings Ltd.	188,100	3,755,910
United Internet AG	4,602	204,461
Wix.com Ltd.	580	13,700	(a)
Yahoo Japan Corp.	42,100	169,962
		4,919,122

Investment Banking & Brokerage—0.1%
China Galaxy Securities Company Ltd., Class H	108,000	141,259
CITIC Securities Company Ltd., Class H	76,500	276,296
Daewoo Securities Company Ltd.	7,490	102,400
Daiwa Securities Group Inc.	57,000	427,250

Haitong Securities Company Ltd., Class H	49,200	130,417
ICAP PLC	21,687	180,598
Korea Investment Holdings Company Ltd.	1,740	99,366
Macquarie Group Ltd.	10,409	651,229
Mediobanca S.p.A.	20,019	196,174
NH Investment & Securities Company Ltd.	6,220	68,030
Nomura Holdings Inc.	115,400	783,322
Samsung Securities Company Ltd.	2,292	112,191
Yuanta Financial Holding Company Ltd.	359,775	194,728
		3,363,260

IT Consulting & Other Services—0.2%
Atos	2,010	150,004
Cap Gemini S.A.	5,602	495,407
CGI Group Inc., Class A	7,985	312,441	(a)
Fujitsu Ltd.	68,000	380,331
HCL Technologies Ltd.	17,992	259,963
Infosys Ltd.	67,588	1,048,102
Itochu Techno-Solutions Corp.	1,800	44,866
Luxoft Holding Inc.	570	32,233	(a)
Nomura Research Institute Ltd.	3,800	148,752
NTT Data Corp.	5,300	231,725
Otsuka Corp.	1,800	84,142
Samsung SDS Company Ltd.	718	167,037
SK C&C Company Ltd.	721	178,723
Tata Consultancy Services Ltd.	18,636	747,723
Tech Mahindra Ltd.	9,252	69,259
Wipro Ltd.	25,134	215,206
		4,565,914

Leisure Facilities—0.0% *
Merlin Entertainments PLC	22,365	150,226	(e)
Oriental Land Company Ltd.	5,600	357,651
		507,877

Leisure Products—0.0% *
Bandai Namco Holdings Inc.	6,600	127,723
Giant Manufacturing Company Ltd.	10,000	84,590
Merida Industry Company Ltd.	7,350	47,643
Performance Sports Group Ltd.	1,399	25,182	(a)
Sankyo Company Ltd.	1,900	67,311
Sega Sammy Holdings Inc.	7,400	96,760
Shimano Inc.	3,200	436,726
Yamaha Corp.	6,100	123,132
		1,009,067

Life & Health Insurance—0.7%
Aegon N.V.	62,069	455,885
AIA Group Ltd.	434,200	2,831,173
AMP Ltd.	120,452	557,328
Cathay Financial Holding Company Ltd.	326,417	570,221
China Life Insurance Company Ltd.	94,050	96,322
China Life Insurance Company Ltd., Class H	249,000	1,079,180
China Taiping Insurance Holdings Company Ltd.	39,688	142,574	(a)
CNP Assurances	5,764	96,205
Delta Lloyd N.V.	7,100	116,487
Discovery Ltd.	11,285	117,585
Great-West Lifeco Inc.	7,616	221,809

Hanwha Life Insurance Company Ltd.	8,480	60,286
Industrial Alliance Insurance & Financial Services Inc.	3,775	127,028
Legal & General Group PLC	204,921	802,153
Liberty Holdings Ltd.	4,059	48,546
Manulife Financial Corp.	70,176	1,304,646
Medibank Private Ltd.	100,000	154,489	(a)
MMI Holdings Ltd.	36,164	89,831
New China Life Insurance Company Ltd., Class H	23,300	139,303
NN Group N.V.	6,690	187,953
Old Mutual PLC	188,458	597,222
Ping An Insurance Group Company of China Ltd., Class H	97,000	1,306,254
Power Corporation of Canada	12,324	315,294
Power Financial Corp.	7,564	217,326
Prudential PLC	91,658	2,209,108
Rand Merchant Insurance Holdings Ltd.	22,171	77,576
Samsung Life Insurance Company Ltd.	2,361	227,538
Sanlam Ltd.	67,666	369,835
Shin Kong Financial Holding Company Ltd.	255,326	77,952
Sony Financial Holdings Inc.	6,500	113,995
Standard Life PLC	75,794	529,254
Sun Life Financial Inc.	24,295	811,487
Swiss Life Holding AG	1,203	275,600
T&D Holdings Inc.	22,500	335,574
The Dai-ichi Life Insurance Company Ltd.	32,700	643,097
		17,306,116

Life Sciences Tools & Services—0.0% *
Divi’s Laboratories Ltd.	1,428	42,331
Lonza Group AG	1,992	266,225
QIAGEN N.V.	9,834	241,439	(a)
		549,995

Managed Healthcare—0.0% *
Odontoprev S.A.	10,100	35,049
Qualicorp S.A.	8,200	52,029
		87,078

Marine—0.1%
AP Moeller—Maersk A/S, Class A	151	264,999
AP Moeller—Maersk A/S, Class B	202	365,665
China COSCO Holdings Company Ltd., Class H	102,500	66,372	(a)
China Shipping Container Lines Company Ltd., Class H	146,000	57,063	(a)
Evergreen Marine Corporation Taiwan Ltd.	64,000	33,188	(a)
Golden Ocean Group Ltd.	2,066	7,954
Hyundai Merchant Marine Company Ltd.	3,085	19,083	(a)
Kuehne + Nagel International AG	1,339	177,807
MISC Bhd	62,200	127,269
Mitsui OSK Lines Ltd.	28,000	89,699
Navios Maritime Holdings Inc.	2,496	9,285
Nippon Yusen KK	69,000	192,285
Safe Bulkers Inc.	1,160	3,735
U-Ming Marine Transport Corp.	17,000	23,086
Yang Ming Marine Transport Corp.	59,000	20,652	(a)
		1,458,142

Marine Ports & Services—0.0% *
Adani Ports & Special Economic Zone Ltd.	26,135	126,345
China Merchants Holdings International Company Ltd., Class H	42,000	180,405

COSCO Pacific Ltd.	62,000	83,973
DP World Ltd.	6,267	134,114
Hutchison Port Holdings Trust, Class U	201,000	126,630
International Container Terminal Services Inc.	26,800	65,499
Kamigumi Company Ltd.	8,000	75,185
Mitsubishi Logistics Corp.	5,000	65,705
		857,856

Metal & Glass Containers—0.0% *
Nampak Ltd.	13,509	37,607
Rexam PLC	28,486	247,296
Toyo Seikan Group Holdings Ltd.	5,800	92,997
		377,900

Motorcycle Manufacturers—0.0% *
Bajaj Auto Ltd.	3,146	125,247
Hero Motocorp Ltd.	3,073	121,436
Yamaha Motor Company Ltd.	10,600	231,898
		478,581

Movies & Entertainment—0.1%
Alibaba Pictures Group Ltd.	360,000	140,702	(a)
Eros International PLC	875	21,980	(a)
IMAX Corp.	1,872	75,385	(a)
Toho Company Ltd.	4,400	109,492
Vivendi S.A.	44,985	1,134,017
		1,481,576

Multi-Line Insurance—0.4%
Ageas	9,634	370,920
Allianz SE	16,604	2,584,475
Assicurazioni Generali S.p.A.	46,975	845,807
Aviva PLC	146,077	1,131,447
AXA S.A.	67,544	1,703,078
Baloise Holding AG	1,917	233,843
BB Seguridade Participacoes S.A.	23,900	262,358
China Pacific Insurance Group Company Ltd., Class H	107,400	516,736
Fairfax Financial Holdings Ltd.	679	334,961
Gjensidige Forsikring ASA	7,732	124,223
Mapfre S.A.	49,475	170,171
Porto Seguro S.A.	4,400	58,640
Powszechny Zaklad Ubezpieczen S.A.	2,320	266,890
Sampo Oyj, Class A	14,449	680,186
Sul America S.A.	5,000	24,417
UnipolSai S.p.A.	19,507	48,295
Zurich Insurance Group AG	5,072	1,544,584
		10,901,031

Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	125,272
Corporation Financiera Colombiana S.A.	3,009	42,248
Eurazeo S.A.	1,445	95,555
Exor S.p.A.	3,417	163,025
First Pacific Company Ltd.	94,000	79,176
Groupe Bruxelles Lambert S.A.	2,198	176,819
Grupo de Inversiones Suramericana S.A.	8,633	122,940
Haci Omer Sabanci Holding AS	34,397	129,679
Industrivarden AB, Class C	4,939	92,976
Investment AB Kinnevik, Class B	10,674	337,168

Investor AB, Class B	14,399	536,047
Metro Pacific Investments Corp.	129,200	13,553
Onex Corp.	3,866	214,009
Pargesa Holding S.A.	1,294	87,093
Remgro Ltd.	19,519	411,583
Wendel S.A.	312	38,222
		2,665,365

Multi-Utilities—0.2%
AGL Energy Ltd.	28,062	335,389
Atco Ltd., Class I	2,398	75,852
Canadian Utilities Ltd., Class A	4,562	131,439
Centrica PLC	178,420	740,226
E.ON SE	71,161	947,487
Engie	52,639	975,942
National Grid PLC	137,228	1,763,669
RWE AG	16,339	351,082
Suez Environnement Co.	10,531	195,776
Veolia Environnement S.A.	14,035	286,015
YTL Corporation Bhd	200,400	82,327
YTL Power International Bhd	87,045	36,913
		5,922,117

Office REITs—0.0% *
CapitaLand Commercial Trust	95,000	110,063
Dexus Property Group	31,181	174,950
Japan Prime Realty Investment Corp.	2	6,219
Japan Real Estate Investment Corp.	46	209,014
Nippon Building Fund Inc.	56	245,299
		745,545

Office Services & Supplies—0.0% *
Societe BIC S.A.	1,198	190,878

Oil & Gas Drilling—0.0% *
China Oilfield Services Ltd., Class H	58,000	92,171
Gulf International Services QSC	3,536	77,687
Noble Corporation PLC	13,066	201,086
North Atlantic Drilling Ltd.	2,464	2,932
Seadrill Ltd.	10,981	114,032
Transocean Ltd.	10,428	168,714
Transocean Ltd.	18,540	298,865
		955,487

Oil & Gas Equipment & Services—0.0% *
AMEC Foster Wheeler PLC	12,623	162,292
Bumi Armada Bhd	85,600	25,864	(a)
Nordic American Offshore Ltd.	598	4,868	(a)
Petrofac Ltd.	10,564	153,763
Saipem S.p.A.	10,901	115,082	(a)
Sapurakencana Petroleum Bhd	127,700	79,876
Subsea 7 S.A.	11,444	111,640	(a)
Technip S.A.	4,256	263,278
Tenaris S.A.	12,731	171,353
WorleyParsons Ltd.	8,516	68,137
		1,156,153

Oil & Gas Exploration & Production—0.3%
ARC Resources Ltd.	11,975	205,266
Baytex Energy Corp.	4,899	76,245
Cairn India Ltd.	17,722	50,372
Canadian Natural Resources Ltd.	42,635	1,157,697
Canadian Oil Sands Ltd.	18,537	149,965
CNOOC Ltd.	690,000	980,813
Crescent Point Energy Corp.	13,560	278,379
Encana Corp.	28,724	316,816
Enerplus Corp.	7,283	63,937
Inpex Corp.	36,100	410,519
Kunlun Energy Company Ltd.	138,000	140,447
Lundin Petroleum AB	8,987	153,800	(a)
MEG Energy Corp.	5,897	96,358	(a)
NOVATEK OAO GDR	3,285	334,413
Oil & Natural Gas Corporation Ltd.	28,871	140,479
Oil India Ltd.	6,573	46,222
Peyto Exploration & Development Corp.	4,880	119,337
PrairieSky Royalty Ltd.	1,720	43,412
PTT Exploration & Production PCL NVDR	52,000	167,814
Santos Ltd.	27,596	166,076
Tatneft OAO ADR	9,139	292,265
Tourmaline Oil Corp.	6,249	187,803	(a)
Tullow Oil PLC	29,038	155,134
Vermilion Energy Inc.	4,105	177,392
Woodside Petroleum Ltd.	25,579	672,962
		6,583,923

Oil & Gas Refining & Marketing—0.1%
Bharat Petroleum Corporation Ltd.	6,480	89,354
Caltex Australia Ltd.	6,152	150,600
Cosan S.A. Industria e Comercio	5,500	44,529
Delek Group Ltd.	174	51,337
Empresas COPEC S.A.	18,588	197,640
Formosa Petrochemical Corp.	43,000	110,376
Grupa Lotos S.A.	2,254	17,980	(a)
GS Holdings Corp.	2,084	92,948
Idemitsu Kosan Company Ltd.	3,200	62,842
IRPC PCL NVDR	378,600	50,218
JX Holdings Inc.	90,000	388,493
Keyera Corp.	6,976	233,008
Neste Oyj	1,999	50,916
Petronas Dagangan Bhd	8,900	48,545
Polski Koncern Naftowy Orlen S.A.	13,345	261,975
Reliance Industries Ltd.	49,769	780,767
S-Oil Corp.	1,820	110,298
Showa Shell Sekiyu KK	7,600	66,457
SK Innovation Company Ltd.	2,421	264,792	(a)
Thai Oil PCL NVDR	30,500	49,666
TonenGeneral Sekiyu KK	11,000	102,390
Tupras Turkiye Petrol Rafinerileri AS	5,349	135,572	(a)
		3,360,703

Oil & Gas Storage & Transportation—0.1%
AltaGas Ltd.	4,683	142,690
Ardmore Shipping Corp.	557	6,745
DHT Holdings Inc.	2,889	22,448

Enbridge Inc.	29,021	1,357,777
Inter Pipeline Ltd.	11,848	272,368
Koninklijke Vopak N.V.	2,589	130,574
Navios Maritime Acquisition Corp.	2,563	9,201
Pembina Pipeline Corp.	12,074	390,426
TransCanada Corp.	23,118	939,941
Ultrapar Participacoes S.A.	11,400	241,109
Veresen Inc.	3,372	45,619
		3,558,898

Other Diversified Financial Services—0.2%
African Bank Investments Ltd.	52,786	43	(a,d)
FirstRand Ltd.	120,303	528,480
Fubon Financial Holding Company Ltd.	240,000	477,596
ING Groep N.V.	133,781	2,207,561
ORIX Corp.	50,100	745,574
RMB Holdings Ltd.	26,636	145,823
		4,105,077

Packaged Foods & Meats—0.6%
Ajinomoto Company Inc.	22,000	476,713
Aryzta AG	3,492	172,255
Associated British Foods PLC	10,788	487,102
Barry Callebaut AG	87	99,144
BRF S.A.	27,600	583,559
Calbee Inc.	2,400	101,205
Charoen Pokphand Foods PCL NVDR	115,100	81,787
China Mengniu Dairy Company Ltd.	53,000	263,887
Chocoladefabriken Lindt & Sprungli AG	4	250,302
Chocoladefabriken Lindt & Sprungli AG	33	174,578
CJ CheilJedang Corp.	320	126,514
Danone S.A.	21,144	1,366,166
GlaxoSmithKline Consumer Healthcare Ltd.	162	15,811
Gruma SAB de C.V., Class B	8,900	115,003
Grupo Bimbo SAB de C.V., Class A	66,600	172,372	(a)
Indofood CBP Sukses Makmur Tbk PT	32,000	29,942
Indofood Sukses Makmur Tbk PT	165,000	81,371
JBS S.A.	25,900	136,404
Kerry Group PLC, Class A	5,662	419,459
Kikkoman Corp.	6,000	187,554
Lotte Confectionery Company Ltd.	35	60,998
M Dias Branco S.A.	1,000	26,397
MEIJI Holdings Company Ltd.	2,300	296,980
Nestle S.A.	114,439	8,265,617
NH Foods Ltd.	7,000	159,833
Nisshin Seifun Group Inc.	8,400	111,758
Nissin Foods Holdings Company Ltd.	2,300	100,936
Orion Corp.	139	130,595
Orkla ASA	24,379	191,190
PPB Group Bhd	17,800	71,332
Saputo Inc.	11,396	275,761
Standard Foods Corp.	12,535	37,457
Tate & Lyle PLC	19,062	155,740
Tiger Brands Ltd.	6,889	160,900
Tingyi Cayman Islands Holding Corp.	82,000	168,177
Toyo Suisan Kaisha Ltd.	4,000	145,957
Ulker Biskuvi Sanayi AS	3,012	21,024

Uni-President Enterprises Corp.	182,023	322,697
Universal Robina Corp.	30,200	129,936
Want Want China Holdings Ltd.	242,000	255,967
WH Group Ltd.	74,000	50,494	(a,e)
Yakult Honsha Company Ltd.	3,400	201,724
		16,682,598

Paper Packaging—0.0% *
Amcor Ltd.	45,177	476,400
Klabin S.A.	19,600	120,449
		596,849

Paper Products—0.1%
Empresas CMPC S.A.	49,402	134,179
Fibria Celulose S.A.	9,300	126,998
Mondi PLC	8,692	187,414
Nine Dragons Paper Holdings Ltd.	63,000	54,934
Oji Holdings Corp.	31,000	134,777
Sappi Ltd.	19,577	69,597	(a)
Stora Enso Oyj, Class R	16,499	169,953
UPM-Kymmene Oyj	21,948	388,092
		1,265,944

Personal Products—0.3%
AMOREPACIFIC Corp.	1,310	490,905
AMOREPACIFIC Group	680	113,999
Beiersdorf AG	3,476	291,014
Dabur India Ltd.	13,803	60,930
Godrej Consumer Products Ltd.	4,709	90,956
Hengan International Group Company Ltd.	29,500	350,269
Hypermarcas S.A.	12,800	93,247	(a)
Kao Corp.	19,700	916,537
L’Oreal S.A.	8,662	1,544,192
Marico Ltd.	5,404	38,239
Natura Cosmeticos S.A.	7,200	63,832
Shiseido Company Ltd.	15,000	340,539
Unilever N.V.	59,116	2,460,463
Unilever PLC	44,966	1,930,603
		8,785,725

Pharmaceuticals—1.9%
Aspen Pharmacare Holdings Ltd.	11,107	329,428
Astellas Pharma Inc.	81,200	1,158,294
AstraZeneca PLC	46,009	2,908,083
Aurobindo Pharma Ltd.	7,235	165,651
Bayer AG	29,426	4,116,338
Celltrion Inc.	2,610	182,509	(a)
Chugai Pharmaceutical Company Ltd.	8,200	283,128
Cipla Ltd.	12,861	124,813
CSPC Pharmaceutical Group Ltd.	42,000	41,607
Daiichi Sankyo Company Ltd.	21,800	403,344
Dr Reddy’s Laboratories Ltd.	3,837	214,247
Eisai Company Ltd.	9,300	624,434
Endo International PLC	10,898	868,026	(a)
Foamix Pharmaceuticals Ltd.	699	7,165	(a)
GlaxoSmithKline PLC	171,554	3,568,145
Hisamitsu Pharmaceutical Company Inc.	2,400	93,262
Kalbe Farma Tbk PT	854,500	107,353

Kyowa Hakko Kirin Company Ltd.	8,000	104,670
Lupin Ltd.	6,763	199,555
Merck KGaA	4,747	472,740
Mitsubishi Tanabe Pharma Corp.	8,600	128,967
Novartis AG	80,742	7,961,452
Novo Nordisk A/S, Class B	69,603	3,790,309
Ono Pharmaceutical Company Ltd.	3,200	349,642
Orion Oyj, Class B	4,156	145,309
Otsuka Holdings Company Ltd.	14,600	465,747
Piramal Enterprises Ltd.	2,159	31,395
Richter Gedeon Nyrt	2,156	32,383
Roche Holding AG	25,246	7,077,687
Sanofi	42,451	4,173,655
Santen Pharmaceutical Company Ltd.	13,500	191,194
Shionogi & Company Ltd.	11,900	461,451
Shire PLC	21,547	1,726,541
Sihuan Pharmaceutical Holdings Group Ltd.	185,000	105,714	(d)
Sino Biopharmaceutical Ltd.	124,000	144,273
Sumitomo Dainippon Pharma Company Ltd.	6,100	67,249
Sun Pharmaceutical Industries Ltd.	30,817	423,637
Taisho Pharmaceutical Holdings Company Ltd.	1,300	87,860
Takeda Pharmaceutical Company Ltd.	26,800	1,294,609
Teva Pharmaceutical Industries Ltd.	30,129	1,782,630
Theravance Biopharma Inc.	791	10,299	(a)
UCB S.A.	3,936	282,382
Valeant Pharmaceuticals International Inc.	10,727	2,380,656	(a)
Yuhan Corp.	304	74,402
		49,162,235

Precious Metals & Minerals—0.0% *
Anglo American Platinum Ltd.	3,198	72,250	(a)
Fresnillo PLC	4,958	54,115
Impala Platinum Holdings Ltd.	21,829	97,655	(a)
Industrias Penoles SAB de C.V.	6,055	99,234
		323,254

Property & Casualty Insurance—0.2%
Admiral Group PLC	8,319	181,465
Direct Line Insurance Group PLC	55,082	290,893
Dongbu Insurance Company Ltd.	1,830	92,694
Hyundai Marine & Fire Insurance Company Ltd.	2,720	71,935
Insurance Australia Group Ltd.	85,299	365,829
Intact Financial Corp.	3,738	259,859
James River Group Holdings Ltd.	334	8,641
MS&AD Insurance Group Holdings Inc.	19,300	601,405
PICC Property & Casualty Company Ltd., Class H	152,600	347,223
Qatar Insurance Co. SAQ	3,240	85,866
QBE Insurance Group Ltd.	50,715	532,850
RSA Insurance Group PLC	42,571	265,931
Samsung Fire & Marine Insurance Company Ltd.	1,257	331,309
Sompo Japan Nipponkoa Holdings Inc.	13,000	477,175
Suncorp Group Ltd.	52,094	537,730
The People’s Insurance Company Group of China Ltd., Class H	224,000	143,313
Tokio Marine Holdings Inc.	25,800	1,074,042
Tryg A/S	5,635	117,408
		5,785,568

Publishing—0.1%
Axel Springer SE	1,610	84,473
Lagardere SCA	4,450	129,706
Pearson PLC	30,960	586,724
RELX N.V.	26,968	639,266
RELX PLC	36,929	601,110
Singapore Press Holdings Ltd.	62,737	190,098
Thomson Reuters Corp.	15,288	582,400
Wolters Kluwer N.V.	11,537	342,509
		3,156,286

Railroads—0.3%
Asciano Ltd.	36,444	186,272
Aurizon Holdings Ltd.	79,572	313,746
BTS Group Holdings PCL NVDR	100,000	29,607
Canadian National Railway Co.	27,698	1,598,717
Canadian Pacific Railway Ltd.	4,735	758,616
Central Japan Railway Co.	5,300	957,435
Container Corporation of India Ltd.	1,215	32,054
East Japan Railway Co.	12,200	1,097,716
Hankyu Hanshin Holdings Inc.	44,000	259,976
Keikyu Corp.	19,000	143,472
Keio Corp.	23,000	164,655
Keisei Electric Railway Company Ltd.	10,000	118,988
Kintetsu Group Holdings Company Ltd.	74,000	252,180
MTR Corporation Ltd.	43,500	202,279
Nagoya Railroad Company Ltd.	32,000	119,773
Odakyu Electric Railway Company Ltd.	24,000	224,182
Tobu Railway Company Ltd.	17,000	73,076
Tokyu Corp.	44,000	294,856
West Japan Railway Co.	6,700	428,999
		7,256,599

Real Estate Development—0.1%
Bumi Serpong Damai Tbk PT	185,500	23,235
Cheung Kong Property Holdings Ltd.	97,564	806,683	(a)
China Overseas Land & Investment Ltd.	162,000	573,605
China Resources Land Ltd.	113,777	369,103
China Vanke Company Ltd., Class H	49,400	121,580
Country Garden Holdings Company Ltd.	181,333	79,526
Emaar Properties PJSC	107,723	231,111
Evergrande Real Estate Group Ltd.	296,000	176,014
Franshion Properties China Ltd.	114,000	40,732
Guangzhou R&F Properties Company Ltd., Class H	33,600	41,174	(a)
Highwealth Construction Corp.	18,000	42,937
IOI Properties Group Bhd	74,607	36,582
Lippo Karawaci Tbk PT	374,000	33,101
Longfor Properties Company Ltd.	50,000	79,458
Ruentex Development Company Ltd.	24,578	38,873
Shimao Property Holdings Ltd.	51,500	101,903
Shui On Land Ltd.	136,666	38,607
Sino Land Company Ltd.	116,000	194,217
Sino-Ocean Land Holdings Ltd.	104,500	79,394
SOHO China Ltd.	76,000	49,310
Sunac China Holdings Ltd.	152,000	166,459
Talaat Moustafa Group	36,052	41,911
		3,365,515

Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	4,000	74,989
BR Malls Participacoes S.A.	17,200	80,618
Central Pattana PCL NVDR	44,200	62,160
Deutsche Annington Immobilien SE	16,395	462,163	(d)
Deutsche Wohnen AG	6,707	153,606
First Capital Realty Inc.	863	12,360
Global Logistic Properties Ltd.	142,000	266,810
Hulic Company Ltd.	10,000	88,751
Hysan Development Company Ltd.	26,000	112,518
Multiplan Empreendimentos Imobiliarios S.A.	3,200	49,395
NTT Urban Development Corp.	4,500	44,792
SM Prime Holdings Inc.	245,000	108,563
Swire Properties Ltd.	30,800	98,130
Swiss Prime Site AG	2,163	164,213
		1,779,068

Real Estate Services—0.0% *
Altisource Asset Management Corp.	28	4,040	(a)
Altisource Portfolio Solutions S.A.	435	13,394	(a)
		17,434

Regional Banks—0.1%
Bank of Queensland Ltd.	4,889	47,986
Bendigo & Adelaide Bank Ltd.	15,355	144,691
BNK Financial Group Inc.	7,204	91,709
Chongqing Rural Commercial Bank Company Ltd., Class H	92,000	74,169
DGB Financial Group Inc.	3,207	33,638
First BanCorp	3,617	17,434	(a)
Fukuoka Financial Group Inc.	30,000	155,682
Hokuhoku Financial Group Inc.	34,000	80,301
Resona Holdings Inc.	90,600	494,962
Seven Bank Ltd.	22,000	101,941
Shinsei Bank Ltd.	64,000	129,187
Suruga Bank Ltd.	7,000	150,280
The Bank of Kyoto Ltd.	14,000	161,321
The Bank of Yokohama Ltd.	47,000	288,303
The Chiba Bank Ltd.	27,000	205,868
The Chugoku Bank Ltd.	7,000	110,464
The Gunma Bank Ltd.	14,000	103,428
The Hachijuni Bank Ltd.	15,000	113,268
The Hiroshima Bank Ltd.	19,000	113,660
The Iyo Bank Ltd.	11,000	135,202
The Joyo Bank Ltd.	25,000	140,154
The Shizuoka Bank Ltd.	21,000	219,499
Yamaguchi Financial Group Inc.	8,000	99,702
		3,212,849

Reinsurance—0.1%
Hannover Rueck SE	2,353	227,538
Muenchener Rueckversicherungs-Gesellschaft AG	5,758	1,020,075
RenaissanceRe Holdings Ltd.	718	72,884
SCOR SE	5,925	208,909
Swiss Re AG	11,802	1,045,012
Third Point Reinsurance Ltd.	2,607	38,453	(a)
		2,612,871

Renewable Electricity—0.0% *
Abengoa Yield PLC	1,516	47,481
China Longyuan Power Group Corporation Ltd., Class H	101,000	112,301
Enel Green Power S.p.A.	65,696	128,317
Energy Development Corp.	270,200	44,824
Meridian Energy Ltd.	39,224	57,299
Tractebel Energia S.A.	6,100	67,138
		457,360

Research & Consulting Services—0.1%
Bureau Veritas S.A.	8,532	196,401
Experian PLC	35,288	643,215
Intertek Group PLC	6,828	263,091
SGS S.A.	211	385,176
		1,487,883

Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	60,768

Restaurants—0.1%
Compass Group PLC	62,679	1,037,998
Jollibee Foods Corp.	15,290	66,904
McDonald’s Holdings Company Japan Ltd.	2,600	54,926
Restaurant Brands International Inc.	7,911	303,336
Sodexo SA	2,626	249,227
Whitbread PLC	5,449	423,855
		2,136,246

Retail REITs—0.2%
CapitaLand Mall Trust	109,000	174,044
Federation Centres	121,693	273,117
Hammerson PLC	30,144	291,793
Intu Properties PLC	36,016	174,232
Japan Retail Fund Investment Corp.	77	154,107
Klepierre	6,776	297,878
Resilient Property Income Fund Ltd.	11,324	89,984
RioCan Real Estate Investment Trust	5,179	111,051
Scentre Group	200,912	579,079
The Link REIT	82,500	483,663
Unibail-Rodamco SE	3,746	946,199
Westfield Corp.	63,377	444,249
		4,019,396

Security & Alarm Services—0.0% *
G4S PLC	64,223	271,295
S-1 Corp.	841	59,186
Secom Company Ltd.	8,100	525,922
Securitas AB, Class B	11,896	157,132
		1,013,535

Semiconductor Equipment—0.1%
ASM Pacific Technology Ltd.	9,300	91,890
ASML Holding N.V.	12,643	1,305,849
GCL-Poly Energy Holdings Ltd.	394,000	90,971	(a)
Hanergy Thin Film Power Group Ltd.	456,000	229,984	(d)
Hermes Microvision Inc.	1,000	65,144
Tokyo Electron Ltd.	6,100	386,195
		2,170,033

Semiconductors—0.4%
Advanced Semiconductor Engineering Inc.	263,000	356,298
ARM Holdings PLC	50,928	830,580
Avago Technologies Ltd.	13,751	1,827,920
Epistar Corp.	31,000	41,445
Infineon Technologies AG	41,559	515,375
Inotera Memories Inc.	84,000	66,972	(a)
Kinsus Interconnect Technology Corp.	10,000	27,419
MediaTek Inc.	49,352	674,992
Novatek Microelectronics Corp.	22,000	106,241
Phison Electronics Corp.	5,000	43,349
Powertech Technology Inc.	27,000	58,455
Radiant Opto-Electronics Corp.	15,450	57,334
Realtek Semiconductor Corp.	16,160	41,429
Rohm Company Ltd.	3,600	241,540
Siliconware Precision Industries Company Ltd.	108,000	165,389
SK Hynix Inc.	21,170	802,807
STMicroelectronics N.V.	6,909	56,619
Taiwan Semiconductor Manufacturing Company Ltd.	891,000	4,057,285
Transcend Information Inc.	6,000	22,071
United Microelectronics Corp.	501,000	211,899
Vanguard International Semiconductor Corp.	19,000	30,420
		10,235,839

Silver—0.0% *
Silver Wheaton Corp.	14,644	253,949

Soft Drinks—0.1%
Arca Continental SAB de C.V.	14,500	82,487
Coca-Cola Amatil Ltd.	23,185	163,053
Coca-Cola Femsa SAB de C.V., Class L	16,500	131,342
Coca-Cola HBC AG	6,874	147,891
Coca-Cola Icecek AS	2,227	37,075
Fomento Economico Mexicano SAB de C.V.	74,900	668,487
Suntory Beverage & Food Ltd.	5,100	203,183
		1,433,518

Specialized Finance—0.1%
ASX Ltd.	4,201	128,833
BM&FBovespa S.A.	83,000	313,147
Chailease Holding Company Ltd.	31,460	75,860
Deutsche Boerse AG	6,688	553,294
Far East Horizon Ltd.	53,000	50,043
Hong Kong Exchanges and Clearing Ltd.	40,100	1,415,194
Japan Exchange Group Inc.	10,000	324,848
London Stock Exchange Group PLC	9,756	363,635
Mitsubishi UFJ Lease & Finance Company Ltd.	22,400	122,649
Power Finance Corporation Ltd.	10,821	43,450
Rural Electrification Corporation Ltd.	11,578	49,936
Singapore Exchange Ltd.	32,600	189,571
		3,630,460

Specialty Chemicals—0.2%
Akzo Nobel N.V.	8,113	590,008
Asian Paints Ltd.	10,450	124,389
Croda International PLC	5,451	235,923
Daicel Corp.	11,000	141,315

EMS-Chemie Holding AG	324	136,943
Evonik Industries AG	863	32,909
Givaudan S.A.	322	557,483
Hitachi Chemical Company Ltd.	4,000	72,177
Johnson Matthey PLC	7,774	371,431
JSR Corp.	6,700	118,488
Kansai Paint Company Ltd.	6,000	93,017
Koninklijke DSM N.V.	6,720	389,346
Nippon Paint Holdings Company Ltd.	6,100	172,235
Nitto Denko Corp.	5,500	452,172
Novozymes A/S, Class B	7,551	358,755
Shin-Etsu Chemical Company Ltd.	12,400	770,054
Sika AG	85	299,963
Symrise AG	4,857	301,268
Umicore S.A.	4,697	222,576
		5,440,452

Specialty Stores—0.0% *
FF Group	1,860	42,630	(d)
Hotel Shilla Company Ltd.	1,000	99,960
JUMBO S.A.	4,127	29,001	(d)
		171,591

Steel—0.2%
ArcelorMittal	25,200	245,204
China Steel Corp.	381,796	305,021
Cia Siderurgica Nacional S.A.	27,400	45,602
Eregli Demir ve Celik Fabrikalari TAS	70,254	113,812
Fortescue Metals Group Ltd.	55,018	80,768
Hitachi Metals Ltd.	8,000	122,976
Hyundai Steel Co.	2,772	168,241
JFE Holdings Inc.	20,300	450,659
Jindal Steel & Power Ltd.	13,806	18,547
JSW Steel Ltd.	2,896	39,793
Kobe Steel Ltd.	95,000	159,931
Kumba Iron Ore Ltd.	3,400	42,287
Nippon Steel & Sumitomo Metal Corp.	234,000	606,968
POSCO	2,481	498,224
Severstal PAO GDR	7,140	75,541
Tata Steel Ltd.	11,358	54,632
ThyssenKrupp AG	16,857	438,279
Vale S.A.	45,500	267,897
Voestalpine AG	4,459	185,464
		3,919,846

Systems Software—0.0% *
Oracle Corporation Japan	1,400	58,579
Totvs S.A.	4,200	52,730
Trend Micro Inc.	4,000	136,967
		248,276

Technology Distributors—0.0% *
Synnex Technology International Corp.	48,000	71,173
WPG Holdings Ltd.	51,000	63,885
		135,058

Technology Hardware, Storage & Peripherals—0.4%
Acer Inc.	102,084	49,463	(a)
Advantech Company Ltd.	10,994	75,539

Asustek Computer Inc.	26,000	253,221
BlackBerry Ltd.	17,699	144,745	(a)
Brother Industries Ltd.	8,800	124,702
Canon Inc.	33,900	1,103,312
Catcher Technology Company Ltd.	28,000	350,289
Chicony Electronics Company Ltd.	17,255	46,305
Compal Electronics Inc.	158,000	120,339
Foxconn Technology Company Ltd.	31,920	115,868
FUJIFILM Holdings Corp.	16,500	589,733
HTC Corp.	30,000	70,006	(a)
Inventec Corp.	80,000	55,357
Konica Minolta Inc.	20,500	239,403
Lenovo Group Ltd.	248,000	343,567
Lite-On Technology Corp.	83,830	98,353
NEC Corp.	98,000	297,127
Pegatron Corp.	59,000	172,672
Quanta Computer Inc.	112,000	264,986
Ricoh Company Ltd.	28,000	290,606
Samsung Electronics Company Ltd.	3,887	4,418,590
Seagate Technology PLC	17,056	810,160
Seiko Epson Corp.	10,000	177,420
Wistron Corp.	84,611	64,169
		10,275,932

Textiles—0.0% *
Eclat Textile Company Ltd.	5,200	85,278
Formosa Taffeta Company Ltd.	25,000	26,536
Ruentex Industries Ltd.	19,711	45,102
Shenzhou International Group Holdings Ltd.	16,000	77,600
		234,516

Thrifts & Mortgage Finance—0.1%
Essent Group Ltd.	1,726	47,206	(a)
Housing Development Finance Corporation Ltd.	56,589	1,153,463
LIC Housing Finance Ltd.	11,981	84,891
		1,285,560

Tires & Rubber—0.1%
Bridgestone Corp.	21,000	776,999
Cheng Shin Rubber Industry Company Ltd.	65,550	145,102
Cie Generale des Etablissements Michelin	7,088	742,281
Hankook Tire Company Ltd.	2,917	109,834
Nokian Renkaat Oyj	3,864	121,021
Pirelli & C. S.p.A.	8,788	148,245
Sumitomo Rubber Industries Ltd.	6,400	99,218
The Yokohama Rubber Company Ltd.	3,500	70,306
		2,213,006

Tobacco—0.3%
British American Tobacco Malaysia Bhd	4,300	70,660
British American Tobacco PLC	66,179	3,554,323
Gudang Garam Tbk PT	18,500	62,580
Imperial Tobacco Group PLC	34,256	1,652,329
ITC Ltd.	88,390	438,549
Japan Tobacco Inc.	38,000	1,354,137
KT&G Corp.	3,742	318,361
Souza Cruz S.A.	17,900	140,773
Swedish Match AB	8,173	232,262
		7,823,974

Trading Companies & Distributors—0.2%
Ashtead Group PLC	19,688	340,287
Barloworld Ltd.	7,965	63,325
Brenntag AG	5,958	341,413
Bunzl PLC	12,822	350,471
Daewoo International Corp.	2,030	46,953
Finning International Inc.	6,330	119,101
ITOCHU Corp.	54,200	716,229
Marubeni Corp.	52,900	303,614
Mitsubishi Corp.	43,100	948,189
Mitsui & Company Ltd.	53,800	730,948
Noble Group Ltd.	208,000	117,401
Rexel S.A.	8,008	129,020
Samsung C&T Corp.	4,588	272,290
SK Networks Company Ltd.	6,600	53,134
Sumitomo Corp.	33,700	392,177
Toyota Tsusho Corp.	4,100	110,068
Travis Perkins PLC	10,064	333,964
Wolseley PLC	8,002	511,318
		5,879,902

Trucking—0.0% *
ComfortDelGro Corporation Ltd.	50,000	116,227
DSV A/S	5,426	175,699
Localiza Rent a Car S.A.	5,145	50,830
Nippon Express Company Ltd.	32,000	157,431
		500,187

Water Utilities—0.0% *
Aguas Andinas S.A., Class A	77,578	44,276
Beijing Enterprises Water Group Ltd.	130,000	106,816
Cia de Saneamento Basico do Estado de Sao Paulo	13,500	71,707
Consolidated Water Company Ltd.	447	5,632
Guangdong Investment Ltd.	92,000	128,639
Severn Trent PLC	9,568	313,141
United Utilities Group PLC	27,581	386,920
		1,057,131

Wireless Telecommunication Services—0.6%
Advanced Info Service PCL NVDR	38,900	276,413
America Movil SAB de C.V., Class L	1,121,100	1,200,363
Axiata Group Bhd	97,600	165,555
Bharti Airtel Ltd.	24,134	159,232
Bharti Infratel Ltd.	7,970	56,171
China Mobile Ltd.	223,500	2,865,625
DiGi.Com Bhd	145,400	206,558
Empresa Nacional de Telecomunicaciones SA	4,152	45,900
Far EasTone Telecommunications Company Ltd.	58,000	140,232
Global Telecom Holding SAE	98,792	32,758	(a)
Globe Telecom Inc.	1,235	68,748
Idea Cellular Ltd.	24,304	67,267
KDDI Corp.	58,700	1,417,070
Maxis Bhd	88,900	150,091
MegaFon PJSC GDR	7,188	99,913
Millicom International Cellular S.A.	2,635	194,191
Mobile TeleSystems PJSC ADR	12,056	117,908
MTN Group Ltd.	58,591	1,104,216
NTT DOCOMO Inc.	51,200	980,777

Philippine Long Distance Telephone Co.	3,770	234,946
Reliance Communications Ltd.	20,483	19,927	(a)
Rogers Communications Inc., Class B	14,390	510,615
Sistema JSFC GDR	8,110	71,774
SK Telecom Company Ltd.	353	79,116
SoftBank Group Corp.	32,600	1,920,593
StarHub Ltd.	26,000	76,272
Taiwan Mobile Company Ltd.	62,000	206,971
Tele2 AB, Class B	11,746	136,465
Tim Participacoes S.A.	31,600	104,167
Turkcell Iletisim Hizmetleri AS	31,681	146,047
Vodacom Group Ltd.	15,462	176,687
Vodafone Group PLC	971,937	3,513,408
Vodafone Qatar QSC	12,767	57,677	(d)
		16,603,653

Total Common Stock
(Cost $612,948,577)		652,100,403

Preferred Stock—0.3%

Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,658	140,269
Hyundai Motor Co.	1,448	136,304
Hyundai Motor Co.	666	60,901
Porsche Automobil Holding SE	6,450	543,090
Volkswagen AG	5,638	1,306,627
		2,187,191

Commodity Chemicals—0.0% *
Braskem S.A., Class A	6,100	26,745
Fuchs Petrolub AG	2,446	103,249
LG Chem Ltd.	274	46,181
		176,175

Diversified Banks—0.1%
Banco Bradesco S.A.	95,304	874,377
Banco Davivienda S.A.	2,995	30,807
Banco do Estado do Rio Grande do Sul S.A., Class B	6,900	19,791
Bancolombia S.A.	12,485	133,994
Grupo Aval Acciones y Valores SA	128,800	63,171
Itau Unibanco Holding S.A.	95,127	1,047,916
Itausa—Investimentos Itau S.A.	143,278	410,961
		2,581,017

Electric Utilities—0.0% *
Centrais Eletricas Brasileiras S.A., Class B	8,100	22,086
Cia Energetica de Minas Gerais	28,508	108,841
Cia Paranaense de Energia, Class B	3,900	43,879
		174,806

Fertilizers & Agricultural Chemicals—0.0% *
Sociedad Quimica y Minera de Chile S.A., Class B	3,310	53,827

General Merchandise Stores—0.0% *
Lojas Americanas S.A.	19,625	109,547

Household Products—0.0% *
Henkel AG & Company KGaA	5,847	655,382

Hypermarkets & Super Centers—0.0% *
Cia Brasileira de Distribuicao	4,800	113,263

Integrated Oil & Gas—0.0% *
Petroleo Brasileiro S.A.	133,600	546,631	(a)

Integrated Telecommunication Services—0.0% *
Oi S.A.	10,700	20,150	(a)
Telefonica Brasil S.A.	11,900	166,870
		187,020

Multi-Sector Holdings—0.0% *
Grupo de Inversiones Suramericana S.A.	3,025	42,357

Paper Products—0.0% *
Suzano Papel e Celulose S.A., Class A	9,200	48,985

Renewable Electricity—0.0% *
AES Tiete S.A.	3,800	21,408
Cia Energetica de Sao Paulo	5,900	37,245
		58,653

Soft Drinks—0.0% *
Embotelladora Andina S.A., Class B	7,865	26,625

Steel—0.0% *
Gerdau S.A.	34,600	83,426
Usinas Siderurgicas de Minas Gerais S.A., Class A	14,200	18,833
Vale S.A.	68,100	341,552
		443,811

Technology Hardware, Storage & Peripherals—0.1%
Samsung Electronics Company Ltd.	746	664,107

Total Preferred Stock
(Cost $11,633,775)		8,069,397

Rights—0.0% *

Computer & Electronics Retail—0.0% *
Groupe Fnac	1	—	(a,d,**)

Total Foreign Equity
(Cost $624,582,355)		660,169,800

		Principal Amount	Fair Value
Bonds and Notes—28.7%
U.S. Treasuries—10.4%
U.S. Treasury Bonds
2.50%	02/15/45	$1,050,000	924,084
2.75%	11/15/42	650,000	604,703
3.00%	05/15/42 - 05/15/45	15,000,000	14,694,027
3.13%	08/15/44	2,000,000	2,003,282
3.38%	05/15/44	2,900,000	3,046,134
3.63%	08/15/43 - 02/15/44	1,740,000	1,913,400
3.75%	11/15/43	600,000	674,906
4.38%	11/15/39	4,100,000	5,043,000
4.50%	02/15/36	2,300,000	2,891,891
4.63%	02/15/40	500,000	637,617
5.25%	02/15/29	200,000	260,984
5.38%	02/15/31	2,150,000	2,890,239

5.50%	08/15/28	1,450,000	1,928,161
6.38%	08/15/27	200,000	281,828
7.63%	02/15/25	200,000	293,000
7.88%	02/15/21	2,000,000	2,654,688
8.75%	05/15/20	3,000,000	4,002,891
9.00%	11/15/18	3,000,000	3,783,282
U.S. Treasury Notes
0.63%	10/15/16 - 04/30/18	30,000,000	29,972,963
0.75%	12/31/17 - 03/31/18	6,000,000	5,981,408
0.88%	12/31/16 - 01/31/18	23,250,000	23,347,835
1.00%	03/15/18 - 06/30/19	9,800,000	9,766,173
1.13%	12/31/19 - 03/31/20	16,800,000	16,486,883
1.25%	10/31/18 - 02/29/20	15,500,000	15,424,731
1.38%	07/31/18 - 04/30/20	12,000,000	11,951,327
1.50%	07/31/16 - 01/31/22	27,500,000	27,624,614
1.63%	04/30/19 - 11/15/22	14,800,000	14,808,003
1.75%	10/31/20 - 05/15/22	5,100,000	5,032,602
2.00%	07/31/20 - 02/15/25	8,000,000	7,960,322
2.13%	08/31/20 - 05/15/25	10,400,000	10,385,086
2.25%	03/31/21 - 11/15/24	6,890,000	6,870,138
2.38%	12/31/20 - 08/15/24	7,500,000	7,616,836
2.50%	08/15/23 - 05/15/24	3,500,000	3,562,108
2.75%	11/15/23 - 02/15/24	4,300,000	4,466,929
3.13%	05/15/19	5,300,000	5,655,678
3.25%	12/31/16	3,000,000	3,123,984
3.63%	02/15/21	700,000	767,976
4.50%	05/15/17	16,500,000	17,693,676
			277,027,389

U.S. Government Sponsored Agency—0.0% *
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	934,001

Agency Collateralized Mortgage Obligations—0.2%
Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	598,237
2.60%	10/25/23	142,334	146,074
2.79%	10/25/20	66,110	68,498
2.87%	12/25/21	800,000	822,617
3.06%	07/25/23	600,000	615,051	(f)
3.30%	04/25/23	100,000	104,421	(f)
3.39%	03/25/24	200,000	208,570
3.40%	07/25/19	183,127	191,262
3.41%	05/25/19	264,119	276,003
3.49%	01/25/24	300,000	315,529
3.53%	07/25/23	800,000	846,077	(f)
3.97%	01/25/21	200,000	217,777	(f)
4.25%	01/25/20	100,000	109,369
5.09%	03/25/19	100,000	111,699
Federal National Mortgage Assoc.
2.68%	05/25/21	100,000	101,941	(f)
			4,733,125

Agency Mortgage Backed—8.8%
Federal Home Loan Mortgage Corp.
0.88%	10/14/16 - 03/07/18	5,000,000	5,009,862
1.25%	10/02/19	1,500,000	1,479,974
1.38%	05/01/20	1,500,000	1,478,684
1.76%	06/01/43	417,375	427,975	(f)
2.38%	01/13/22	2,100,000	2,126,187
2.47%	05/01/43	968,465	983,941	(f)
2.50%	07/01/28 - 01/01/30	3,937,676	3,989,416
2.51%	08/01/43	360,260	366,350	(f)
2.51%	11/25/22	300,000	298,921
3.00%	05/01/33 - 06/01/43	9,466,174	9,448,047
3.50%	10/01/42 - 01/01/45	4,161,911	4,288,489
4.00%	06/01/44	2,302,723	2,447,078
5.00%	12/01/22 - 06/01/41	4,542,197	5,006,857
5.50%	01/01/38 - 04/01/39	768,605	867,916
6.00%	06/01/37 - 11/01/37	754,620	856,484
6.25%	07/15/32	1,000,000	1,389,629
2.50%	TBA	1,350,000	1,339,175	(g)
3.00%	TBA	3,950,000	4,080,993	(g)
3.50%	TBA	8,830,000	9,096,336	(g)
4.00%	TBA	10,442,000	11,027,275	(g)
4.50%	TBA	200,000	215,972	(g)
Federal National Mortgage Assoc.
0.88%	12/20/17 - 05/21/18	6,900,000	6,889,328
1.91%	04/01/43	604,056	623,131	(f)
2.50%	02/01/28 - 09/01/28	5,632,615	5,736,635
3.00%	01/01/28 - 10/01/43	21,990,614	22,278,037
3.50%	02/01/45 - 05/01/45	8,956,305	9,258,025
4.00%	10/01/41 - 06/01/45	8,078,077	8,607,559
4.50%	10/01/40 - 04/01/41	14,318,464	15,515,893
5.00%	12/01/39 - 06/01/41	7,088,104	7,925,944
5.50%	12/01/35 - 04/01/38	5,336,322	6,011,455
6.00%	03/01/34 - 08/01/37	3,882,117	4,424,149
6.63%	11/15/30	100,000	141,322
2.50%	TBA	1,734,000	1,730,364	(g)
3.00%	TBA	1,150,000	1,185,448	(g)
3.50%	TBA	16,710,000	17,354,158	(g)
4.00%	TBA	11,685,000	12,355,348	(g)
4.50%	TBA	1,016,000	1,061,094	(g)
5.50%	TBA	200,000	224,625	(g)
Government National Mortgage Assoc.
3.00%	10/15/42 - 06/20/45	6,753,146	6,838,407
3.50%	10/20/42	13,816,905	14,381,186
4.00%	12/20/40 - 11/20/44	9,902,890	10,569,851
4.50%	05/20/40	4,502,521	4,912,983
5.00%	08/15/41	4,645,969	5,156,844
3.00%	TBA	3,602,000	3,636,050	(g)
3.50%	TBA	1,400,000	1,452,992	(g)
4.00%	TBA	650,000	688,835	(g)
			235,185,224

Asset Backed—0.2%
AmeriCredit Automobile Receivables Trust 2012-2
3.38%	04/09/18	1,000,000	1,018,903
Chase Issuance Trust 2014-A1
1.15%	01/15/19	1,000,000	1,002,072
Citibank Credit Card Issuance Trust 2007-A8
5.65%	09/20/19	1,000,000	1,094,244
Discover Card Execution Note Trust 2014-A3
1.22%	10/15/19	400,000	400,652
Hyundai Auto Receivables Trust 2015-B
1.12%	11/15/19	500,000	499,023
			4,014,894

Corporate Notes—8.1%
21st Century Fox America Inc.
6.65%	11/15/37	579,000	704,602
Abbey National Treasury Services PLC
2.38%	03/16/20	250,000	249,151
3.05%	08/23/18	250,000	258,649
Abbott Laboratories
2.55%	03/15/22	430,000	420,109
AbbVie Inc.
4.40%	11/06/42	250,000	236,546
4.50%	05/14/35	70,000	68,481
4.70%	05/14/45	250,000	245,909
ACE INA Holdings Inc.
2.70%	03/13/23	250,000	243,010
Actavis Funding SCS
4.75%	03/15/45	350,000	333,219
Actavis Inc.
3.25%	10/01/22	500,000	484,683
Adobe Systems Inc.
3.25%	02/01/25	70,000	67,581
Aetna Inc.
1.50%	11/15/17	713,000	714,755
2.75%	11/15/22	500,000	471,751
Aflac Inc.
2.65%	02/15/17	250,000	255,888
3.63%	11/15/24	250,000	250,851
Agrium Inc.
6.75%	01/15/19	1,000,000	1,145,940
Air Lease Corp.
3.88%	04/01/21	200,000	202,000
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	197,533	(e)
Altria Group Inc.
4.25%	08/09/42	413,000	366,538
5.38%	01/31/44	70,000	74,039
Amazon.com Inc.
1.20%	11/29/17	373,000	371,292
4.80%	12/05/34	250,000	248,323
America Movil SAB de C.V.
2.38%	09/08/16	500,000	506,310
3.13%	07/16/22	750,000	739,980

American Express Co.
3.63%	12/05/24	250,000	243,246
7.00%	03/19/18	1,000,000	1,134,103
American Honda Finance Corp.
1.20%	07/14/17	250,000	250,201
2.15%	03/13/20	200,000	198,877
American International Group Inc.
4.88%	06/01/22	500,000	548,458
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	480,280
Amgen Inc.
5.38%	05/15/43	567,000	601,686
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	498,141
Anheuser-Busch InBev Finance Inc.
3.70%	02/01/24	500,000	511,754
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	857,816
7.75%	01/15/19	500,000	593,473
Anthem Inc.
1.88%	01/15/18	602,000	600,952
3.30%	01/15/23	500,000	480,548
3.70%	08/15/21	237,000	242,502
Aon PLC
4.25%	12/12/42	250,000	224,111
Apache Corp.
5.10%	09/01/40	250,000	241,617
Apple Inc.
1.00%	05/03/18	250,000	247,473
4.38%	05/13/45	465,000	458,232
Archer-Daniels-Midland Co.
4.02%	04/16/43	370,000	348,267
Arizona Public Service Co.
6.25%	08/01/16	273,000	288,388
Arrow Electronics Inc.
3.00%	03/01/18	250,000	253,951
4.00%	04/01/25	40,000	39,108
AstraZeneca PLC
6.45%	09/15/37	250,000	318,232
AT&T Inc.
4.35%	06/15/45	750,000	640,287
4.50%	05/15/35	95,000	87,332
5.55%	08/15/41	454,000	465,155
Autodesk Inc.
1.95%	12/15/17	888,000	891,810
AvalonBay Communities Inc.
3.45%	06/01/25	115,000	113,084
AXA S.A.
8.60%	12/15/30	100,000	134,016
Baidu Inc.
3.25%	08/06/18	205,000	210,982
Bank of America Corp.
3.95%	04/21/25	155,000	149,294
4.00%	04/01/24	350,000	356,151
4.13%	01/22/24	500,000	512,434
5.42%	03/15/17	800,000	847,682

5.70%	01/24/22	1,071,000	1,215,757
5.75%	12/01/17	1,360,000	1,481,555
6.11%	01/29/37	250,000	280,205
Bank of Montreal
1.45%	04/09/18	500,000	497,365
Barclays Bank PLC
5.00%	09/22/16	1,000,000	1,046,593
Barrick Gold Corp.
6.95%	04/01/19	750,000	868,627
Baxalta Inc.
4.00%	06/23/25	100,000	99,256	(e)
Baxter International Inc.
1.85%	06/15/18	500,000	498,349
BB&T Corp.
2.05%	06/19/18	350,000	353,836
2.15%	03/22/17	500,000	507,432
Becton Dickinson and Co.
3.30%	03/01/23	250,000	242,869
3.73%	12/15/24	50,000	49,832
Bed Bath & Beyond Inc.
3.75%	08/01/24	150,000	149,626
Berkshire Hathaway Energy Co.
6.13%	04/01/36	500,000	589,031
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	944,000	954,142
3.00%	05/15/22	500,000	505,640
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	325,000	329,706
BNP Paribas S.A.
2.38%	09/14/17	750,000	761,233
2.40%	12/12/18	250,000	252,919
Boeing Capital Corp.
4.70%	10/27/19	250,000	277,161
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	255,992
Boston Scientific Corp.
2.65%	10/01/18	500,000	507,202
4.13%	10/01/23	100,000	101,520
BP Capital Markets PLC
2.25%	11/01/16	500,000	507,464
2.32%	02/13/20	250,000	249,005
2.50%	11/06/22	500,000	475,334
2.52%	01/15/20	115,000	115,806
3.06%	03/17/22	210,000	209,453
BPCE S.A.
4.00%	04/15/24	250,000	252,385
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	475,076
British Telecommunications PLC
9.63%	12/15/30	250,000	371,043
Buckeye Partners LP
4.15%	07/01/23	250,000	243,668
Burlington Northern Santa Fe LLC
5.75%	05/01/40	500,000	573,720
Canadian National Railway Co.
2.95%	11/21/24	305,000	298,824

Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	247,204
3.90%	02/01/25	250,000	247,015
Canadian Pacific Railway Co.
2.90%	02/01/25	250,000	235,325
Capital One Bank USA
2.30%	06/05/19	250,000	248,127
Cardinal Health Inc.
3.20%	03/15/23	500,000	494,552
Caterpillar Financial Services Corp.
1.25%	11/06/17	611,000	611,211
3.25%	12/01/24	350,000	346,591
Caterpillar Inc.
1.50%	06/26/17	573,000	578,591
Catholic Health Initiatives
1.60%	11/01/17	175,000	174,742
CBS Corp.
3.38%	03/01/22	250,000	246,961
Celgene Corp.
5.25%	08/15/43	220,000	229,062
Cenovus Energy Inc.
3.80%	09/15/23	250,000	247,017
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	257,145
CF Industries Inc.
3.45%	06/01/23	250,000	242,050
5.38%	03/15/44	200,000	198,871
Chevron Corp.
1.72%	06/24/18	750,000	754,473
2.19%	11/15/19	55,000	55,305
2.41%	03/03/22	145,000	140,990
2.43%	06/24/20	75,000	75,692
Cigna Corp.
5.38%	02/15/42	250,000	268,398
Cisco Systems Inc.
2.90%	03/04/21	125,000	127,578
5.90%	02/15/39	500,000	597,166
Citigroup Inc.
1.30%	11/15/16	500,000	499,730
3.88%	03/26/25	250,000	239,476
4.30%	11/20/26	200,000	195,564
5.38%	08/09/20	1,000,000	1,118,022
5.88%	01/30/42	272,000	318,202
6.13%	08/25/36	255,000	291,305
CME Group Inc.
3.00%	03/15/25	250,000	242,772
CNA Financial Corp.
5.88%	08/15/20	781,000	889,746
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	253,566
Comcast Corp.
4.25%	01/15/33	1,000,000	976,612
5.15%	03/01/20	500,000	562,836
Commonwealth Bank of Australia
2.30%	09/06/19	350,000	350,940

Commonwealth Edison Co.
3.10%	11/01/24	150,000	148,360
4.60%	08/15/43	250,000	257,798
4.70%	01/15/44	175,000	184,179
Compass Bank
3.88%	04/10/25	250,000	235,364
ConocoPhillips
6.50%	02/01/39	500,000	620,521
Consolidated Edison Company of New York Inc.
3.30%	12/01/24	350,000	350,092
3.95%	03/01/43	250,000	228,233
Continental Resources Inc.
4.50%	04/15/23	250,000	241,052
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%	01/14/19	250,000	251,634
3.95%	11/09/22	500,000	499,933
4.63%	12/01/23	250,000	257,927
Corning Inc.
2.90%	05/15/22	255,000	254,286
Corp Andina de Fomento
4.38%	06/15/22	250,000	270,292
Costco Wholesale Corp.
2.25%	02/15/22	85,000	82,522
COX Communications Inc.
4.70%	12/15/42	218,000	186,495	(e)
Credit Suisse
2.30%	05/28/19	350,000	349,392
3.63%	09/09/24	250,000	248,515
5.30%	08/13/19	500,000	556,839
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	250,000	240,543	(e)
Crown Castle Towers LLC
6.11%	01/15/40	326,000	371,188	(e)
CSX Corp.
4.10%	03/15/44	318,000	291,210
CVS Health Corp.
2.25%	12/05/18	500,000	506,173
2.75%	12/01/22	500,000	482,013
3.38%	08/12/24	250,000	245,634
Deere & Co.
3.90%	06/09/42	471,000	439,442
Delphi Corp.
4.15%	03/15/24	150,000	155,058
DENTSPLY International Inc.
2.75%	08/15/16	725,000	736,638
4.13%	08/15/21	250,000	261,567
Deutsche Bank AG
4.30%	05/24/28	250,000	236,294	(f)
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	351,732
Devon Energy Corp.
2.25%	12/15/18	500,000	501,355
3.25%	05/15/22	500,000	494,182
5.00%	06/15/45	100,000	98,721
Diageo Capital PLC
1.50%	05/11/17	500,000	500,045

Diageo Investment Corp.
2.88%	05/11/22	500,000	488,817
DIRECTV Holdings LLC
5.15%	03/15/42	250,000	235,201
Discover Bank
4.20%	08/08/23	350,000	354,268
Discovery Communications LLC
3.25%	04/01/23	325,000	312,861
3.45%	03/15/25	135,000	126,676
Dominion Resources Inc.
1.95%	08/15/16	667,000	672,159
DTE Electric Co.
3.70%	03/15/45	145,000	131,080
DTE Energy Co.
3.85%	12/01/23	250,000	259,371
Duke Energy Corp.
1.63%	08/15/17	884,000	887,294
3.05%	08/15/22	2,139,000	2,121,193
Eastman Chemical Co.
2.40%	06/01/17	500,000	508,232
Eaton Corp.
1.50%	11/02/17	500,000	499,658
eBay Inc.
1.35%	07/15/17	619,000	618,080
Ecolab Inc.
1.45%	12/08/17	750,000	743,367
Ecopetrol S.A.
4.13%	01/16/25	250,000	230,700
7.63%	07/23/19	345,000	399,769
Eli Lilly & Co.
2.75%	06/01/25	45,000	43,473
EMC Corp.
1.88%	06/01/18	500,000	500,969
Emerson Electric Co.
2.63%	02/15/23	500,000	488,273
Enbridge Inc.
3.50%	06/10/24	65,000	60,711
Encana Corp.
3.90%	11/15/21	500,000	510,178
Energy Transfer Partners LP
6.50%	02/01/42	250,000	257,537
6.70%	07/01/18	701,000	782,506
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	145,743
Entergy Louisiana LLC
4.05%	09/01/23	250,000	263,101
Enterprise Products Operating LLC
3.70%	02/15/26	35,000	33,889
3.90%	02/15/24	175,000	175,727
4.45%	02/15/43	442,000	399,465
EOG Resources Inc.
2.45%	04/01/20	175,000	176,215
3.15%	04/01/25	80,000	78,049
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	242,353
European Bank for Reconstruction & Development
1.00%	02/16/17	500,000	503,293

European Investment Bank
1.00%	08/17/17	1,000,000	1,003,053
4.88%	01/17/17	2,040,000	2,171,896
Eversource Energy
1.45%	05/01/18	250,000	248,530
3.15%	01/15/25	125,000	120,777
Exelon Generation Company LLC
2.95%	01/15/20	250,000	250,865
Export-Import Bank of Korea
2.38%	08/12/19	500,000	501,714
Express Scripts Holding Co.
4.75%	11/15/21	474,000	514,340
Exxon Mobil Corp.
2.71%	03/06/25	250,000	242,772
3.18%	03/15/24	250,000	253,605
FedEx Corp.
2.70%	04/15/23	200,000	191,938
Fifth Third BanCorp
4.50%	06/01/18	500,000	529,609
Fifth Third Bank
2.88%	10/01/21	230,000	227,739
Florida Power & Light Co.
4.13%	02/01/42	500,000	493,731
Ford Motor Co.
4.75%	01/15/43	800,000	775,682
Ford Motor Credit Company LLC
2.46%	03/27/20	250,000	245,684
2.60%	11/04/19	250,000	248,176
3.22%	01/09/22	250,000	247,197
Freeport-McMoRan Inc.
5.40%	11/14/34	200,000	172,529
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.63%	05/01/21	276,000	289,938
General Electric Capital Corp.
5.50%	01/08/20	1,000,000	1,133,620	(c)
6.75%	03/15/32	1,250,000	1,622,812	(c)
General Electric Co.
5.25%	12/06/17	750,000	816,970	(c)
General Mills Inc.
3.65%	02/15/24	250,000	255,953
General Motors Co.
5.20%	04/01/45	125,000	123,805
General Motors Financial Company Inc.
3.15%	01/15/20	100,000	100,469
Georgia Power Co.
4.30%	03/15/42	472,000	448,010
Gilead Sciences Inc.
3.70%	04/01/24	500,000	510,918
4.80%	04/01/44	250,000	257,305
GlaxoSmithKline Capital PLC
1.50%	05/08/17	1,000,000	1,006,989
Glencore Finance Canada Ltd.
5.80%	11/15/16	751,275	790,754	(e)
Google Inc.
3.38%	02/25/24	225,000	230,915
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,100,925

Halliburton Co.
3.50%	08/01/23	900,000	909,139
Harris Corp.
4.85%	04/27/35	40,000	38,330
HCP Inc. (REIT)
2.63%	02/01/20	500,000	494,955
Healthcare REIT Inc.
2.25%	03/15/18	500,000	503,699
5.13%	03/15/43	250,000	250,039
Hess Corp.
8.13%	02/15/19	500,000	591,948
Hewlett-Packard Co.
6.00%	09/15/41	262,000	259,128
Honeywell International Inc.
3.35%	12/01/23	450,000	460,890
Hospitality Properties Trust
4.65%	03/15/24	250,000	249,428
HSBC Bank USA
5.88%	11/01/34	500,000	585,693
HSBC Finance Corp.
6.68%	01/15/21	250,000	289,226
HSBC Holdings PLC
5.10%	04/05/21	1,000,000	1,114,717
HSBC USA Inc.
2.38%	11/13/19	350,000	349,108
Husky Energy Inc.
4.00%	04/15/24	100,000	98,457
Illinois Tool Works Inc.
3.50%	03/01/24	250,000	255,738
Indiana Michigan Power Co.
3.20%	03/15/23	750,000	743,335
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	207,346
Intel Corp.
1.35%	12/15/17	872,000	871,690
4.25%	12/15/42	186,000	174,708
Inter-American Development Bank
1.00%	07/14/17	500,000	501,569
1.38%	10/18/16	1,500,000	1,515,841
International Bank for Reconstruction & Development
2.25%	06/24/21	1,000,000	1,020,349
International Business Machines Corp.
4.00%	06/20/42	500,000	450,811
International Finance Corp.
1.25%	07/16/18	500,000	501,285
International Paper Co.
3.65%	06/15/24	500,000	492,804
Interstate Power & Light Co.
3.25%	12/01/24	350,000	351,893
Intesa Sanpaolo S.p.A.
3.88%	01/15/19	200,000	205,766
Invesco Finance PLC
3.13%	11/30/22	500,000	494,239
Jabil Circuit Inc.
4.70%	09/15/22	223,000	225,230
Jefferies Group LLC
5.13%	01/20/23	250,000	258,093

John Deere Capital Corp.
1.95%	12/13/18	500,000	505,224
Johnson & Johnson
2.45%	12/05/21	350,000	353,181
4.38%	12/05/33	250,000	264,919
Johnson Controls Inc.
3.63%	07/02/24	80,000	80,142
JPMorgan Chase & Co.
1.70%	03/01/18	200,000	199,298
2.25%	01/23/20	250,000	245,671
2.75%	06/23/20	250,000	250,267
3.13%	01/23/25	250,000	238,689
3.25%	09/23/22	436,000	433,172
3.38%	05/01/23	250,000	242,755
4.50%	01/24/22	703,000	753,386
6.30%	04/23/19	1,000,000	1,145,623
6.40%	05/15/38	500,000	619,619
Kellogg Co.
7.45%	04/01/31	150,000	188,872
KeyCorp
2.30%	12/13/18	170,000	171,503
KFW
0.50%	07/15/16	1,000,000	1,000,289
2.00%	10/04/22	1,500,000	1,475,169
4.50%	07/16/18	1,567,000	1,720,611
Kimberly-Clark Corp.
1.90%	05/22/19	220,000	219,493
2.65%	03/01/25	55,000	53,165
Kinder Morgan Energy Partners LP
2.65%	02/01/19	740,000	733,837
5.00%	08/15/42	442,000	384,552
Kinder Morgan Inc.
4.30%	06/01/25	115,000	111,020
5.05%	02/15/46	150,000	130,067
5.30%	12/01/34	300,000	278,908
Kinross Gold Corp.
6.88%	09/01/41	250,000	225,004
KLA-Tencor Corp.
4.65%	11/01/24	215,000	214,883
Koninklijke Philips N.V.
3.75%	03/15/22	500,000	506,740
Kraft Foods Group Inc.
5.00%	06/04/42	500,000	498,261
Kraft Heinz Foods Co.
5.20%	07/15/45	150,000	153,723	(e,g)
L-3 Communications Corp.
5.20%	10/15/19	500,000	541,808
Laboratory Corporation of America Holdings
4.00%	11/01/23	200,000	204,206
Lam Research Corp.
3.80%	03/15/25	115,000	111,931
Landwirtschaftliche Rentenbank
0.88%	09/12/17	500,000	499,783
Lincoln National Corp.
4.20%	03/15/22	317,000	332,641
Lloyds Bank PLC
2.40%	03/17/20	250,000	249,315

Lockheed Martin Corp.
3.60%	03/01/35	55,000	50,866
4.25%	11/15/19	500,000	543,874
Loews Corp.
2.63%	05/15/23	400,000	382,468
Lowe’s Companies Inc.
3.12%	04/15/22	750,000	758,905
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	286,164
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	518,443
Marsh & McLennan Companies Inc.
4.05%	10/15/23	250,000	260,944
McDonald’s Corp.
1.88%	05/29/19	500,000	498,936
3.70%	02/15/42	250,000	211,801
Medtronic Inc.
3.63%	03/15/24	200,000	205,029
4.50%	03/15/42	250,000	247,935
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	347,455
Merck & Company Inc.
2.40%	09/15/22	878,000	844,878
2.75%	02/10/25	70,000	67,125
MetLife Inc.
1.76%	12/15/17	500,000	504,272
4.13%	08/13/42	250,000	232,676
6.50%	12/15/32	250,000	310,895
Microsoft Corp.
0.88%	11/15/17	1,000,000	997,792
3.50%	02/12/35	65,000	59,423
3.75%	05/01/43	300,000	270,057
Monsanto Co.
3.95%	04/15/45	150,000	124,448
4.20%	07/15/34	70,000	63,791
Moody’s Corp.
4.88%	02/15/24	250,000	268,510
Morgan Stanley
2.38%	07/23/19	350,000	347,702
2.80%	06/16/20	230,000	230,244
3.95%	04/23/27	250,000	235,722
4.10%	05/22/23	250,000	250,467
4.35%	09/08/26	250,000	244,970
4.75%	03/22/17	639,000	674,110
4.88%	11/01/22	250,000	265,927
5.50%	07/28/21	898,000	1,013,024
6.63%	04/01/18	433,000	485,850
Motorola Solutions Inc.
3.50%	09/01/21	250,000	248,599
MUFG Americas Holdings Corp.
3.00%	02/10/25	250,000	234,589
Murphy Oil Corp.
3.70%	12/01/22	500,000	457,515
National Australia Bank Ltd.
2.30%	07/25/18	500,000	507,914
NetApp Inc.
3.38%	06/15/21	210,000	206,919

Newell Rubbermaid Inc.
2.05%	12/01/17	500,000	504,639
Newmont Mining Corp.
3.50%	03/15/22	250,000	238,585
Nexen Energy ULC
6.40%	05/15/37	500,000	599,085
Nisource Finance Corp.
3.85%	02/15/23	574,000	590,638
Noble Energy Inc.
8.25%	03/01/19	500,000	595,726
Nomura Holdings Inc.
2.00%	09/13/16	500,000	503,643
Norfolk Southern Corp.
4.80%	08/15/43	250,000	254,674
Northrop Grumman Corp.
1.75%	06/01/18	750,000	748,182
Novartis Capital Corp.
2.40%	09/21/22	552,000	536,558
NYSE Holdings LLC
2.00%	10/05/17	500,000	506,009
Occidental Petroleum Corp.
1.50%	02/15/18	500,000	498,269
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	191,846	(e)
Omnicom Group Inc.
3.63%	05/01/22	500,000	502,901
ONEOK Partners LP
6.13%	02/01/41	312,000	304,185
Oracle Corp.
1.20%	10/15/17	1,000,000	1,000,002
2.25%	10/08/19	250,000	251,448
3.25%	05/15/30	250,000	229,892
3.63%	07/15/23	125,000	128,541
4.30%	07/08/34	500,000	493,071
Orange S.A.
9.00%	03/01/31	250,000	352,765
Owens Corning
4.20%	12/15/22	250,000	253,392
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	734,551
PacifiCorp
6.25%	10/15/37	153,000	191,070
Parker-Hannifin Corp.
4.20%	11/21/34	350,000	348,909
Pentair Finance S.A.
3.15%	09/15/22	500,000	481,792
PepsiCo Inc.
1.85%	04/30/20	250,000	247,241
2.75%	03/01/23	250,000	246,061
7.90%	11/01/18	1,000,000	1,194,020
Petrobras Global Finance BV
3.50%	02/06/17	1,183,000	1,170,259
4.38%	05/20/23	500,000	435,605
6.75%	01/27/41	250,000	218,933

Petroleos Mexicanos
3.50%	07/18/18	500,000	515,350
4.50%	01/23/26	100,000	97,740	(e)
5.50%	01/21/21 - 06/27/44	679,000	706,930
6.38%	01/23/45	250,000	256,563
6.50%	06/02/41	167,000	173,680
Pfizer Inc.
4.30%	06/15/43	350,000	342,004
6.20%	03/15/19	1,000,000	1,143,851
Philip Morris International Inc.
3.88%	08/21/42	442,000	392,393
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	500,000	494,686
PNC Bank NA
2.25%	07/02/19	500,000	498,358
PNC Funding Corp.
2.70%	09/19/16	1,000,000	1,017,359
Potash Corporation of Saskatchewan Inc.
3.63%	03/15/24	250,000	252,603
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	498,222
Pride International Inc.
6.88%	08/15/20	450,000	514,651
Principal Financial Group Inc.
1.85%	11/15/17	250,000	251,790
3.40%	05/15/25	250,000	244,216
ProLogis LP (REIT)
4.25%	08/15/23	250,000	256,531
Prudential Financial Inc.
5.63%	05/12/41	225,000	246,879
7.38%	06/15/19	350,000	414,982
Public Service Company of Colorado
3.95%	03/15/43	250,000	243,169
Public Service Electric & Gas Co.
1.80%	06/01/19	250,000	246,814
2.38%	05/15/23	500,000	476,516
3.05%	11/15/24	250,000	247,352
Puget Energy Inc.
3.65%	05/15/25	300,000	293,623	(e)
QUALCOMM Inc.
4.65%	05/20/35	150,000	145,200
Quest Diagnostics Inc.
3.50%	03/30/25	150,000	142,347
4.25%	04/01/24	250,000	253,531
Qwest Corp.
6.75%	12/01/21	500,000	551,875
Raytheon Co.
3.15%	12/15/24	90,000	89,262
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	526,400
Republic Services Inc.
3.20%	03/15/25	250,000	240,452
5.50%	09/15/19	500,000	558,477
Reynolds American Inc.
3.25%	11/01/22	500,000	481,578
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	750,000	764,473

RJ Reynolds Tobacco Co.
3.75%	05/20/23	250,000	242,982
Rogers Communications Inc.
3.00%	03/15/23	250,000	240,131
Rowan Companies Inc.
5.40%	12/01/42	250,000	203,754
Royal Bank of Canada
1.20%	09/19/17	500,000	499,220
2.15%	03/06/20	250,000	249,594
Royal Bank of Scotland Group PLC
6.40%	10/21/19	500,000	558,762
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	518,595
Sanofi
1.25%	04/10/18	500,000	498,162
Santander Holdings USA Inc.
2.65%	04/17/20	150,000	147,467
Scripps Networks Interactive Inc.
3.90%	11/15/24	250,000	245,727
Seagate HDD Cayman
3.75%	11/15/18	125,000	130,317
4.75%	06/01/23	250,000	253,917
Sempra Energy
4.05%	12/01/23	250,000	258,220
Shell International Finance BV
2.00%	11/15/18	225,000	227,370
4.13%	05/11/35	250,000	244,730
4.38%	03/25/20	1,000,000	1,094,772
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	598,220
South Carolina Electric & Gas Co.
5.10%	06/01/65	150,000	150,437
Southern California Edison Co.
3.60%	02/01/45	825,000	735,389
Southern Copper Corp.
5.88%	04/23/45	255,000	242,556
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	229,264
Spectra Energy Partners LP
3.50%	03/15/25	250,000	239,417
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	245,913
State Street Corp.
3.30%	12/16/24	95,000	94,835
3.70%	11/20/23	275,000	284,071
Statoil ASA
2.45%	01/17/23	750,000	722,795
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	250,000	250,568
2.50%	07/19/18	500,000	509,611
Suncor Energy Inc.
6.85%	06/01/39	250,000	314,342
SunTrust Banks Inc.
2.35%	11/01/18	350,000	352,219
Talisman Energy Inc.
5.50%	05/15/42	250,000	225,024

Target Corp.
4.00%	07/01/42	500,000	472,483
TD Ameritrade Holding Corp.
2.95%	04/01/22	250,000	247,877
Teck Resources Ltd.
2.50%	02/01/18	1,000,000	978,120
Telefonica Emisiones SAU
5.88%	07/15/19	1,000,000	1,129,780
Texas Instruments Inc.
1.75%	05/01/20	250,000	245,650
The Allstate Corp.
5.75%	08/15/53	250,000	264,063	(f)
The Bank of New York Mellon Corp.
2.20%	05/15/19	500,000	502,226
3.00%	02/24/25	105,000	101,728
The Bank of Nova Scotia
2.05%	10/30/18	250,000	251,230
The Boeing Co.
0.95%	05/15/18	325,000	321,132
3.30%	03/01/35	65,000	59,024
The Charles Schwab Corp.
2.20%	07/25/18	200,000	202,908
The Chubb Corp.
6.38%	03/29/67	250,000	262,250	(f)
The Clorox Co.
3.50%	12/15/24	250,000	247,192
The Coca-Cola Co.
1.15%	04/01/18	250,000	248,687
2.45%	11/01/20	500,000	507,455
The Dow Chemical Co.
3.00%	11/15/22	437,000	420,404
4.38%	11/15/42	437,000	398,109
The Goldman Sachs Group Inc.
3.85%	07/08/24	250,000	249,783
5.75%	01/24/22	500,000	568,734
6.25%	02/01/41	350,000	414,241
6.75%	10/01/37	700,000	821,064
The Home Depot Inc.
2.63%	06/01/22	190,000	186,867
4.20%	04/01/43	250,000	240,338
4.40%	04/01/21	500,000	551,557
The Kroger Co.
3.85%	08/01/23	500,000	512,870
The Procter & Gamble Co.
4.70%	02/15/19	1,000,000	1,102,273
The Progressive Corp.
4.35%	04/25/44	100,000	99,370
The Sherwin-Williams Co.
1.35%	12/15/17	436,000	434,542
The Toronto-Dominion Bank
2.25%	11/05/19	250,000	251,008
2.63%	09/10/18	250,000	257,624
The Travelers Companies Inc.
5.35%	11/01/40	250,000	285,471
The Western Union Co.
2.88%	12/10/17	500,000	511,046

The Williams Companies Inc.
4.55%	06/24/24	45,000	43,609
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	79,055
4.15%	02/01/24	25,000	25,474
Thomson Reuters Corp.
4.50%	05/23/43	150,000	135,783
Time Warner Cable Inc.
4.50%	09/15/42	500,000	407,851
6.75%	07/01/18	788,000	878,583
Time Warner Inc.
6.10%	07/15/40	650,000	731,019
Total Capital International S.A.
1.55%	06/28/17	1,000,000	1,009,275
2.75%	06/19/21	250,000	252,182
Toyota Motor Credit Corp.
1.38%	01/10/18	1,000,000	1,000,592
TransAlta Corp.
4.50%	11/15/22	873,000	866,404
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	460,197
Tyco Electronics Group S.A.
2.38%	12/17/18	80,000	80,904
Tyson Foods Inc.
2.65%	08/15/19	250,000	251,650
4.88%	08/15/34	70,000	70,437
UBS AG
5.75%	04/25/18	1,000,000	1,107,870
Unilever Capital Corp.
2.20%	03/06/19	400,000	403,667
Union Pacific Corp.
4.75%	12/15/43	250,000	261,780
United Airlines 2013-1 Class A Pass Through Trust
4.30%	02/15/27	244,225	251,552
United Parcel Service Inc.
2.45%	10/01/22	875,000	844,358
United Technologies Corp.
1.80%	06/01/17	472,000	478,877
4.50%	06/01/42	458,000	465,280
UnitedHealth Group Inc.
1.40%	10/15/17	437,000	437,488
6.88%	02/15/38	250,000	328,837
Vale Overseas Ltd.
6.88%	11/10/39	750,000	721,800
Valero Energy Corp.
6.63%	06/15/37	500,000	564,705
Ventas Realty LP / Ventas Capital Corp.
2.00%	02/15/18	500,000	503,062
Verizon Communications Inc.
2.00%	11/01/16	350,000	353,538
3.85%	11/01/42	686,000	566,152
4.40%	11/01/34	250,000	231,440
4.52%	09/15/48	150,000	131,778	(e)
5.05%	03/15/34	250,000	251,682
5.15%	09/15/23	1,250,000	1,368,551
6.40%	09/15/33	500,000	572,970
6.55%	09/15/43	250,000	292,439

Verizon New York Inc.
7.38%	04/01/32	250,000	297,361
Viacom Inc.
2.50%	12/15/16	1,159,000	1,176,716
3.25%	03/15/23	200,000	190,062
5.85%	09/01/43	100,000	99,534
Virginia Electric and Power Co.
4.65%	08/15/43	500,000	518,751
Vodafone Group PLC
2.50%	09/26/22	376,000	344,888
4.38%	02/19/43	250,000	215,238
Voya Financial Inc.
2.90%	02/15/18	250,000	256,549
Wal-Mart Stores Inc.
6.50%	08/15/37	1,250,000	1,606,387
Walgreens Boots Alliance Inc.
4.50%	11/18/34	155,000	145,752
Waste Management Inc.
2.90%	09/15/22	500,000	491,483
Weatherford International Ltd.
4.50%	04/15/22	250,000	234,767
5.95%	04/15/42	250,000	211,325
Wells Fargo & Co.
1.40%	09/08/17	500,000	501,282
1.50%	01/16/18	500,000	499,062
2.15%	01/30/20	920,000	911,218
4.13%	08/15/23	250,000	259,571
4.65%	11/04/44	150,000	143,774
5.61%	01/15/44	569,000	624,927
Western Gas Partners LP
5.45%	04/01/44	150,000	149,481
Westpac Banking Corp.
1.50%	12/01/17	500,000	500,705
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	125,047
Whirlpool Corp.
3.70%	05/01/25	250,000	248,333
Williams Partners LP
5.80%	11/15/43	250,000	239,161
WPP Finance 2010
5.13%	09/07/42	191,000	190,475
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	250,535
Xcel Energy Inc.
3.30%	06/01/25	250,000	245,605
Zoetis Inc.
4.70%	02/01/43	250,000	238,354
			215,500,343

Non-Agency Collateralized Mortgage Obligations—0.3%
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	440,000	458,383
Banc of America Commercial Mortgage Trust 2007-4
5.94%	02/10/51	193,805	207,918	(f)
Banc of America Commercial Mortgage Trust 2008-1
6.43%	02/10/51	631,760	687,668	(f)

COMM 2013-CR11 Mortgage Trust
4.72%	10/10/46	1,000,000	1,098,041	(f)
COMM 2013-CR8 Mortgage Trust
3.61%	06/10/46	750,000	781,093	(f)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	1,340,231	1,405,207
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
5.96%	06/15/49	870,000	921,162	(f)
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	792,796	(f)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	470,000	520,381	(f)
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	230,408	(f)
WF-RBS Commercial Mortgage Trust 2012-C10
2.88%	12/15/45	1,200,000	1,202,765
			8,305,822

Sovereign Bonds—0.4%
Government of Brazil
2.63%	01/05/23	250,000	221,875
5.88%	01/15/19	1,000,000	1,110,000
7.13%	01/20/37	500,000	565,000
Government of Chile
3.63%	10/30/42	350,000	313,687
Government of Colombia
4.38%	07/12/21	300,000	313,800
5.00%	06/15/45	250,000	231,250
6.13%	01/18/41	250,000	270,625
Government of Italy
5.38%	06/15/33	250,000	279,326
Government of Mexico
4.75%	03/08/44	702,000	666,900
5.63%	01/15/17	1,000,000	1,065,500
5.75%	10/12/10	172,000	168,990
6.05%	01/11/40	130,000	147,550
3.50%	01/21/21	250,000	255,000
Government of Panama
6.70%	01/26/36	250,000	308,750
Government of Peru
6.55%	03/14/37	297,000	369,765
7.35%	07/21/25	100,000	130,500
Government of Philippines
4.00%	01/15/21	500,000	540,650
7.75%	01/14/31	500,000	721,250
Government of Poland
3.00%	03/17/23	147,000	144,325
5.00%	03/23/22	500,000	554,300
6.38%	07/15/19	74,000	85,507
Government of South Africa
5.38%	07/24/44	250,000	249,318
Government of Turkey
3.25%	03/23/23	500,000	465,000
4.88%	04/16/43	500,000	454,980
5.75%	03/22/24	250,000	270,625
6.75%	04/03/18	500,000	551,367
7.38%	02/05/25	500,000	600,000

Government of Uruguay
4.50%	08/14/24	500,000	525,000
			11,580,840

Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	300,000	356,589
Bay Area Toll Authority
6.26%	04/01/49	250,000	323,130
Chicago Transit Authority
6.90%	12/01/40	250,000	287,963
City of New York
5.97%	03/01/36	250,000	306,097
City Public Service Board of San Antonio
5.72%	02/01/41	200,000	245,364
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	216,562
Dallas Area Rapid Transit
5.02%	12/01/48	150,000	170,600
6.00%	12/01/44	100,000	126,865
East Bay Municipal Utility District
5.87%	06/01/40	100,000	122,332
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	131,203
6.60%	07/01/50	90,000	122,635
Los Angeles Unified School District
5.76%	07/01/29	160,000	186,171
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	329,305
Municipal Electric Authority of Georgia
6.64%	04/01/57	250,000	302,922
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	320,000	343,386
New York City Water & Sewer System
6.01%	06/15/42	250,000	322,622
North Texas Tollway Authority
6.72%	01/01/49	100,000	137,881
Port Authority of New York & New Jersey
5.31%	08/01/46	200,000	211,824
4.46%	10/01/62	200,000	196,816
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	200,000	252,634
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	186,993
State Board of Administration Finance Corp.
3.00%	07/01/20	100,000	101,910
State of California
5.70%	11/01/21	705,000	834,438
7.55%	04/01/39	200,000	289,114
State of Illinois
5.10%	06/01/33	800,000	745,560
State of Texas
5.52%	04/01/39	200,000	249,134
Texas Transportation Commission
5.03%	04/01/26	100,000	114,634

University of California
4.60%	05/15/31	100,000	105,852
4.77%	05/15/15	100,000	90,742
6.58%	05/15/49	100,000	125,218
University of North Carolina at Chapel Hill
3.85%	12/01/34	200,000	201,528
University of Texas System
4.79%	08/15/46	125,000	141,524
			7,879,548

FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	452,783	61,126	(d,h)

Total Bonds and Notes
(Cost $767,150,301)			765,222,312

Total Investments in Securities
(Cost $2,153,431,440)			2,475,088,593

Short-Term Investments—9.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class 0.00%
(Cost $245,812,190)			245,812,190	(i,j,k)

Total Investments
(Cost $2,399,243,630)			2,720,900,783

Liabilities in Excess of Other Assets, net—(2.2)%			(59,549,343)

NET ASSETS—100.0%			$2,661,351,440

Other Information:

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
MSCI EAFE Mini Index Futures	September 2015	30	$2,751,000	$(84,922)
MSCI Emerging Market Mini Futures	September 2015	17	815,490	(6,532)
Russell 2000 Mini Index Futures	September 2015	2	250,080	(4,655)
S&P 500 Emini Index Futures	September 2015	48	4,930,560	(115,707)
S&P Mid 400 Emini Index Futures	September 2015	3	449,430	(11,325)

				$(223,141)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.
(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(e)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to $3,226,768 or 0.12% of the net assets of the GE Investments Total Return Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .
(f)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015.
(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(h)	Security is in default.
(i)	Coupon amount represents effective yield.
(j)	At June 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.
(k)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of June 30, 2015.
*	Less than 0.05%.
**	Amount is less than $0.50.
***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
MBIA	Municipal Bond Investors Assurance Corporation
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced

The Fund was invested in the following countries/territories at June 30, 2015 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	73.20%
Japan	3.98%
United Kingdom	3.76%
Canada	1.96%
Switzerland	1.82%
France	1.77%
Germany	1.69%
China	1.29%
Australia	1.26%
South Korea	0.76%
Taiwan	0.66%
Spain	0.63%
Hong Kong	0.60%
Netherlands	0.59%
Brazil	0.56%
Sweden	0.50%
Mexico	0.44%
South Africa	0.42%
India	0.40%
Italy	0.40%
Ireland	0.34%
Singapore	0.31%
Denmark	0.28%
Supranational	0.28%
Belgium	0.22%
Russian Federation	0.20%

Turkey	0.17%
Malaysia	0.17%
Finland	0.14%
Norway	0.13%
Indonesia	0.12%
Thailand	0.12%
Philippines	0.11%
Poland	0.10%
Israel	0.10%
Colombia	0.08%
Chile	0.08%
Luxembourg	0.05%
Qatar	0.05%
Peru	0.03%
United Arab Emirates	0.03%
Austria	0.03%
Portugal	0.03%
Cayman Islands	0.02%
Uruguay	0.02%
New Zealand	0.02%
Greece	0.02%
Egypt	0.01%
Panama	0.01%
Hungary	0.01%
Czech Republic	0.01%
Guernsey	0.01%
Bermuda	0.01%
Malta	0.00	%***
Puerto Rico	0.00	%***
United States Virgin Islands	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2015 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.88%	3.43%	5.31%
Pharmaceuticals	2.33%	1.84%	4.17%
Integrated Oil & Gas	1.17%	1.06%	2.23%
Technology Hardware, Storage & Peripherals	1.71%	0.43%	2.14%
Internet Software & Services	1.20%	0.23%	1.43%
Integrated Telecommunication Services	0.78%	0.61%	1.39%
Biotechnology	1.17%	0.21%	1.38%
Industrial Conglomerates	0.85%	0.36%	1.21%
Packaged Foods & Meats	0.58%	0.62%	1.20%
Aerospace & Defense	0.96%	0.23%	1.19%
Semiconductors	0.73%	0.42%	1.15%
Systems Software	1.04%	0.03%	1.07%
Automobile Manufacturers	0.21%	0.83%	1.04%
Life & Health Insurance	0.35%	0.65%	1.00%
Oil & Gas Exploration & Production	0.69%	0.29%	0.98%
Electric Utilities	0.60%	0.37%	0.97%
Healthcare Equipment	0.61%	0.32%	0.93%
Data Processing & Outsourced Services	0.73%	0.09%	0.82%
Household Products	0.65%	0.17%	0.82%
Tobacco	0.50%	0.29%	0.79%

Movies & Entertainment	0.65%	0.07%	0.72%
Soft Drinks	0.66%	0.06%	0.72%
Regional Banks	0.41%	0.30%	0.71%
Industrial Machinery	0.27%	0.44%	0.71%
IT Consulting & Other Services	0.49%	0.20%	0.69%
Communications Equipment	0.56%	0.12%	0.68%
Cable & Satellite	0.50%	0.18%	0.68%
Multi-Line Insurance	0.23%	0.42%	0.65%
Multi-Utilities	0.42%	0.21%	0.63%
Wireless Telecommunication Services	0.00%	0.61%	0.61%
Restaurants	0.49%	0.12%	0.61%
Multi-Sector Holdings	0.51%	0.10%	0.61%
Internet Retail	0.57%	0.02%	0.59%
Asset Management & Custody Banks	0.45%	0.13%	0.58%
Railroads	0.29%	0.28%	0.57%
Managed Healthcare	0.57%	0.00%	0.57%
Property & Casualty Insurance	0.29%	0.25%	0.54%
Application Software	0.28%	0.24%	0.52%
Investment Banking & Brokerage	0.39%	0.13%	0.52%
Oil & Gas Equipment & Services	0.42%	0.08%	0.50%
Hypermarkets & Super Centers	0.34%	0.13%	0.47%
Diversified Metals & Mining	0.04%	0.43%	0.47%
Apparel, Accessories & Luxury Goods	0.18%	0.29%	0.47%
Specialty Chemicals	0.23%	0.24%	0.47%
Home Improvement Retail	0.41%	0.02%	0.43%
Diversified Chemicals	0.24%	0.18%	0.42%
Food Retail	0.11%	0.31%	0.42%
Oil & Gas Storage & Transportation	0.27%	0.14%	0.41%
Apparel Retail	0.22%	0.16%	0.38%
Retail REITs	0.21%	0.17%	0.38%
Drug Retail	0.38%	0.00%	0.38%
Auto Parts & Equipment	0.15%	0.23%	0.38%
Personal Products	0.04%	0.33%	0.37%
Oil & Gas Refining & Marketing	0.24%	0.13%	0.37%
Specialized Finance	0.21%	0.15%	0.36%
Electrical Components & Equipment	0.19%	0.15%	0.34%
Brewers	0.02%	0.32%	0.34%
Air Freight & Logistics	0.26%	0.07%	0.33%
Consumer Finance	0.29%	0.04%	0.33%
Fertilizers & Agricultural Chemicals	0.17%	0.15%	0.32%
Healthcare Services	0.22%	0.10%	0.32%
Construction Machinery & Heavy Trucks	0.20%	0.11%	0.31%
Diversified Real Estate Activities	0.00%	0.31%	0.31%
Specialized REITs	0.31%	0.00%	0.31%
Trading Companies & Distributors	0.07%	0.23%	0.30%
Electronic Components	0.10%	0.19%	0.29%
Healthcare Distributors	0.22%	0.04%	0.26%
Commodity Chemicals	0.08%	0.17%	0.25%
General Merchandise Stores	0.20%	0.05%	0.25%
Construction & Engineering	0.04%	0.21%	0.25%
Industrial Gases	0.13%	0.11%	0.24%
Airlines	0.16%	0.08%	0.24%
Construction Materials	0.04%	0.19%	0.23%
Steel	0.04%	0.18%	0.22%
Diversified Capital Markets	0.00%	0.22%	0.22%

Hotels, Resorts & Cruise Lines	0.15%	0.06%	0.21%
Distillers & Vintners	0.07%	0.14%	0.21%
Life Sciences Tools & Services	0.17%	0.03%	0.20%
Department Stores	0.08%	0.12%	0.20%
Semiconductor Equipment	0.11%	0.08%	0.19%
Footwear	0.15%	0.04%	0.19%
Broadcasting	0.10%	0.09%	0.19%
Building Products	0.02%	0.16%	0.18%
Gas Utilities	0.01%	0.16%	0.17%
Residential REITs	0.13%	0.03%	0.16%
Automotive Retail	0.14%	0.02%	0.16%
Healthcare Facilities	0.09%	0.06%	0.15%
Other Diversified Financial Services	0.00%	0.15%	0.15%
Office REITs	0.10%	0.05%	0.15%
Publishing	0.01%	0.14%	0.15%
Research & Consulting Services	0.07%	0.07%	0.14%
Health Care REITs	0.14%	0.00%	0.14%
Electronic Equipment & Instruments	0.02%	0.11%	0.13%
Advertising	0.05%	0.08%	0.13%
Home Building	0.05%	0.08%	0.13%
Consumer Electronics	0.02%	0.11%	0.13%
Electronic Manufacturing Services	0.00%	0.13%	0.13%
Gold	0.02%	0.11%	0.13%
Heavy Electrical Equipment	0.00%	0.12%	0.12%
Real Estate Development	0.00%	0.12%	0.12%
Insurance Brokers	0.12%	0.00%	0.12%
Diversified REITs	0.00%	0.12%	0.12%
Reinsurance	0.00%	0.11%	0.11%
Healthcare Supplies	0.02%	0.09%	0.11%
Casinos & Gaming	0.02%	0.09%	0.11%
Agricultural & Farm Machinery	0.06%	0.04%	0.10%
Thrifts & Mortgage Finance	0.01%	0.09%	0.10%
Environmental & Facilities Services	0.08%	0.02%	0.10%
Tires & Rubber	0.02%	0.08%	0.10%
Paper Products	0.04%	0.06%	0.10%
Agricultural Products	0.06%	0.03%	0.09%
Paper Packaging	0.06%	0.03%	0.09%
Specialty Stores	0.07%	0.02%	0.09%
Human Resource & Employment Services	0.02%	0.07%	0.09%
Leisure Products	0.05%	0.04%	0.09%
Independent Power Producers & Energy Traders	0.04%	0.05%	0.09%
Security & Alarm Services	0.04%	0.04%	0.08%
Home Entertainment Software	0.04%	0.04%	0.08%
Diversified Support Services	0.02%	0.06%	0.08%
Industrial REITs	0.04%	0.04%	0.08%
Oil & Gas Drilling	0.02%	0.06%	0.08%
Hotel & Resort REITs	0.07%	0.00%	0.07%
Real Estate Operating Companies	0.00%	0.07%	0.07%
Highways & Railtracks	0.00%	0.06%	0.06%
Household Appliances	0.03%	0.03%	0.06%
Trucking	0.02%	0.04%	0.06%
Healthcare Technology	0.04%	0.02%	0.06%
Marine	0.00%	0.06%	0.06%
Home Furnishings	0.03%	0.03%	0.06%

Alternative Carriers	0.03%	0.03%	0.06%
Food Distributors	0.05%	0.00%	0.05%
Metal & Glass Containers	0.03%	0.02%	0.05%
Coal & Consumable Fuels	0.01%	0.04%	0.05%
Computer & Electronics Retail	0.03%	0.02%	0.05%
Aluminum	0.03%	0.02%	0.05%
Water Utilities	0.00%	0.05%	0.05%
Home Furnishing Retail	0.02%	0.03%	0.05%
Distributors	0.04%	0.01%	0.05%
Airport Services	0.00%	0.04%	0.04%
Motorcycle Manufacturers	0.02%	0.02%	0.04%
Office Services & Supplies	0.01%	0.03%	0.04%
Education Services	0.00%	0.03%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Housewares & Specialties	0.03%	0.00%	0.03%
Real Estate Services	0.02%	0.01%	0.03%
Specialized Consumer Services	0.03%	0.00%	0.03%
Mortgage REITs	0.03%	0.00%	0.03%
Leisure Facilities	0.00%	0.03%	0.03%
Commercial Printing	0.01%	0.02%	0.03%
Technology Distributors	0.00%	0.02%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Forest Products	0.00%	0.01%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Silver	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Catalog Retail	0.00%	0.00%	0.00	%***

			62.84%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.19%
Agency Mortgage Backed	8.64%
Corporate Notes	7.92%
Sovereign Bonds	0.43%
Non-Agency Collateralized Mortgage Obligations	0.31%
Municipal Bonds and Notes	0.29%
Agency Collateralized Mortgage Obligations	0.17%
Asset Backed	0.15%
U.S. Government Sponsored Agencies	0.03%
FNMA (TBA)	0.00	%***

	28.13%

Short-Term Investments
Short-Term Investments	9.03%

	9.03%

	100.00%

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to Closed-End Management Investment Companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

During the reporting period, there have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of the report included in Item 1 of this Form N-CSR, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Applicable only to an annual filing.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date:	August 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date:	August 14, 2015

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date:	August 14, 2015